EMPOWER FUNDS, INC.
("Empower Funds")
Empower Bond Index Fund	Empower Core Bond Fund
Institutional Class Ticker / MXCOX	Institutional Class Ticker / MXIUX
Investor Class Ticker / MXBIX	Investor Class Ticker / MXFDX
Empower Global Bond Fund	Empower High Yield Bond Fund
Institutional Class Ticker / MXZMX	Institutional Class Ticker / MXFRX
Investor Class Ticker / MXGBX	Investor Class Ticker / MXHYX
Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
Institutional Class Ticker / MXIOX	Institutional Class Ticker / MXUGX
Investor Class Ticker / MXIHX	Investor Class Ticker / MXLMX
Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
Institutional Class Ticker / MXXJX	Institutional Class Ticker / MXDQX
Investor Class Ticker / MXSDX	Investor Class Ticker / MXGMX

(the "Fund(s)")
Quarterly Holdings Report

September 30, 2024
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.36%
	American Express Credit Account Master Trust
	Series 2022-1 Class A
$ 1,000,000	2.21%, 03/15/2027	$ 988,914
	Series 2022-3 Class A
550,000	3.75%, 08/15/2027	547,060
1,000,000	BA Credit Card Trust Series 2022-A2 Class A2 5.00%, 04/15/2028	1,007,612
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
500,000	2.06%, 08/15/2028	482,042
	Series 2021-A2 Class A2
1,000,000	1.39%, 07/15/2030	906,955
	Series 2022-A2 Class A
1,300,000	3.49%, 05/15/2027	1,291,317
1,047,177	Carmax Auto Owner Trust Series 2021-1 Class A4 0.53%, 10/15/2026	1,032,303
2,000,000	CNH Equipment Trust Series 2022-B Class A4 3.91%, 03/15/2028	1,990,040
1,100,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	1,101,937
1,100,000	Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A 4.06%, 11/15/2030	1,090,354
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A4 3.71%, 12/16/2027	991,726
1,200,000	Nissan Auto Receivables Owner Trust Series 2022-B Class A4 4.45%, 11/15/2029	1,204,488
1,100,000	Toyota Auto Receivables Owner Trust Series 2022-B Class A4 3.11%, 08/16/2027	1,081,414
671,378	World Omni Auto Receivables Trust Series 2020-C Class A4 0.61%, 10/15/2026	670,124
TOTAL ASSET-BACKED SECURITIES — 0.36% (Cost $14,282,225)		$14,386,286
CORPORATE BONDS AND NOTES
Basic Materials — 0.52%
1,000,000	Air Products & Chemicals Inc 4.80%, 03/03/2033	1,032,974
1,000,000	Albemarle Corp(a) 5.05%, 06/01/2032	1,000,258
Principal Amount		Fair Value
Basic Materials — (continued)
	BHP Billiton Finance USA Ltd
$ 500,000	5.25%, 09/08/2026	$ 511,014
1,000,000	5.00%, 09/30/2043	1,002,968
1,000,000	Cabot Corp 5.00%, 06/30/2032	1,013,755
1,000,000	Celanese US Holdings LLC 6.17%, 07/15/2027	1,036,206
	CF Industries Inc
175,000	5.15%, 03/15/2034	177,033
1,000,000	4.95%, 06/01/2043	940,574
	Dow Chemical Co
1,200,000	4.80%, 11/30/2028	1,224,668
1,300,000	3.60%, 11/15/2050	979,421
900,000	Eastman Chemical Co 4.65%, 10/15/2044	815,228
	Ecolab Inc
500,000	1.65%, 02/01/2027	475,272
1,000,000	2.70%, 12/15/2051	672,049
1,000,000	LYB International Finance BV 5.25%, 07/15/2043	973,675
250,000	Mosaic Co(a) 5.45%, 11/15/2033	258,299
500,000	Newmont Corp 2.80%, 10/01/2029	468,867
1,200,000	Newmont Corp / Newcrest Finance Pty Ltd 5.35%, 03/15/2034	1,257,561
	Nutrien Ltd
1,000,000	4.90%, 03/27/2028	1,019,757
1,000,000	4.13%, 03/15/2035	932,555
1,000,000	Rio Tinto Finance USA PLC 5.00%, 03/09/2033	1,047,176
1,400,000	Sherwin-Williams Co 4.80%, 09/01/2031	1,427,885
500,000	Southern Copper Corp 5.25%, 11/08/2042	488,225
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	947,657
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	279,420
1,175,000	Westlake Corp 3.13%, 08/15/2051	794,337
		20,776,834
Communications — 2.08%
	Alphabet Inc
1,000,000	2.00%, 08/15/2026	969,329
175,000	1.90%, 08/15/2040	124,972
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,963,363
2,000,000	4.65%, 12/01/2029	2,066,951
175,000	2.10%, 05/12/2031	154,914
1,000,000	3.60%, 04/13/2032	966,356
2,500,000	2.50%, 06/03/2050	1,651,614
1,675,000	3.10%, 05/12/2051	1,244,300
175,000	3.25%, 05/12/2061	126,839
750,000	America Movil SAB de CV 2.88%, 05/07/2030	692,486

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	AT&T Inc
$ 175,000	2.30%, 06/01/2027	$ 167,114
1,800,000	4.30%, 02/15/2030	1,797,811
2,000,000	2.75%, 06/01/2031	1,808,270
1,600,000	2.55%, 12/01/2033	1,348,620
175,000	4.50%, 05/15/2035	170,410
1,500,000	4.50%, 03/09/2048	1,330,013
3,222,000	3.30%, 02/01/2052	2,341,372
2,134,000	3.50%, 09/15/2053	1,567,794
925,000	Bell Telephone Co of Canada / Bell Canada 3.20%, 02/15/2052	652,264
	Charter Communications Operating LLC / Charter Communications Operating Capital
800,000	6.10%, 06/01/2029	828,048
800,000	6.55%, 06/01/2034	832,138
1,800,000	3.50%, 03/01/2042	1,250,785
3,000,000	5.38%, 05/01/2047	2,518,884
	Cisco Systems Inc
1,600,000	4.80%, 02/26/2027	1,635,015
600,000	5.30%, 02/26/2054	636,594
	Comcast Corp
1,000,000	5.10%, 06/01/2029	1,041,440
2,000,000	1.95%, 01/15/2031	1,736,469
2,000,000	4.80%, 05/15/2033(a)	2,039,484
4,500,000	3.40%, 07/15/2046	3,482,270
175,000	2.80%, 01/15/2051	116,114
1,586,000	2.89%, 11/01/2051	1,065,742
1,388,000	2.94%, 11/01/2056	907,133
175,000	2.99%, 11/01/2063	111,006
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	772,831
3,000,000	Discovery Communications LLC 3.63%, 05/15/2030	2,702,863
1,000,000	eBay Inc 2.60%, 05/10/2031	893,507
500,000	Fox Corp 5.48%, 01/25/2039	504,429
	Meta Platforms Inc
1,000,000	4.30%, 08/15/2029	1,015,416
1,000,000	4.75%, 08/15/2034	1,020,696
500,000	4.45%, 08/15/2052	461,048
1,200,000	5.40%, 08/15/2054	1,257,185
200,000	5.55%, 08/15/2064	213,614
	Motorola Solutions Inc
900,000	2.75%, 05/24/2031	805,124
800,000	5.40%, 04/15/2034	834,893
	Netflix Inc
1,000,000	4.88%, 06/15/2030(b)	1,031,736
225,000	4.90%, 08/15/2034	232,727
	Paramount Global
1,000,000	4.20%, 05/19/2032	886,766
800,000	4.95%, 05/19/2050	612,578
	Rogers Communications Inc
1,000,000	5.30%, 02/15/2034	1,017,359
2,000,000	4.50%, 03/15/2042	1,796,975
Principal Amount		Fair Value
Communications — (continued)
$ 1,175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	$ 1,114,602
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	574,702
	T-Mobile USA Inc
1,500,000	1.50%, 02/15/2026	1,442,456
1,000,000	4.80%, 07/15/2028	1,018,917
1,600,000	3.88%, 04/15/2030	1,555,953
900,000	5.20%, 01/15/2033	932,632
2,500,000	4.38%, 04/15/2040	2,305,305
1,675,000	3.40%, 10/15/2052	1,226,075
175,000	3.60%, 11/15/2060	127,217
1,500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,349,244
800,000	Uber Technologies Inc 4.80%, 09/15/2034	798,892
	Verizon Communications Inc
1,500,000	2.63%, 08/15/2026	1,457,963
1,110,000	2.10%, 03/22/2028	1,035,668
1,000,000	1.75%, 01/20/2031	853,087
1,675,000	2.55%, 03/21/2031	1,495,636
3,500,000	2.85%, 09/03/2041	2,632,357
1,250,000	3.85%, 11/01/2042	1,067,984
1,175,000	3.55%, 03/22/2051	909,891
1,675,000	2.99%, 10/30/2056	1,098,662
175,000	3.70%, 03/22/2061	132,440
	Vodafone Group PLC
500,000	5.00%, 05/30/2038	499,232
1,000,000	4.25%, 09/17/2050	834,347
	Walt Disney Co
2,500,000	2.20%, 01/13/2028	2,372,917
1,500,000	2.65%, 01/13/2031	1,369,080
		83,610,920
Consumer, Cyclical — 1.56%
	American Honda Finance Corp
1,200,000	4.90%, 07/09/2027	1,226,350
1,000,000	4.90%, 03/13/2029	1,025,936
1,000,000	Aptiv PLC 3.10%, 12/01/2051	635,747
175,000	AutoNation Inc 2.40%, 08/01/2031	148,311
500,000	AutoZone Inc 5.40%, 07/15/2034	518,739
175,000	Brunswick Corp(a) 2.40%, 08/18/2031	147,006
1,500,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,277,766
1,000,000	Cummins Inc 5.15%, 02/20/2034	1,052,306
	Dollar General Corp
1,000,000	5.20%, 07/05/2028	1,021,325
500,000	3.50%, 04/03/2030	470,661
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	860,037
1,000,000	DR Horton Inc 1.40%, 10/15/2027	925,675

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 2,000,000	Ford Motor Co 6.10%, 08/19/2032	$ 2,049,941
	Ford Motor Credit Co LLC
1,000,000	5.80%, 03/05/2027	1,018,275
1,900,000	5.85%, 05/17/2027	1,934,291
1,600,000	6.13%, 03/08/2034	1,619,993
	General Motors Co
1,175,000	6.25%, 10/02/2043	1,205,780
1,500,000	5.20%, 04/01/2045	1,374,868
	General Motors Financial Co Inc
500,000	1.25%, 01/08/2026	479,760
2,000,000	2.70%, 08/20/2027	1,904,019
1,000,000	4.90%, 10/06/2029	1,001,134
1,000,000	5.75%, 02/08/2031	1,033,941
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	997,372
1,500,000	1.88%, 09/15/2031	1,291,363
1,000,000	4.50%, 09/15/2032	1,022,816
1,000,000	4.95%, 06/25/2034	1,039,627
1,500,000	3.63%, 04/15/2052	1,206,946
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,951,744
1,200,000	5.00%, 04/15/2033	1,237,572
1,000,000	2.80%, 09/15/2041	734,257
1,000,000	4.45%, 04/01/2062	847,225
	Marriott International Inc
1,000,000	3.13%, 06/15/2026	980,842
1,000,000	5.55%, 10/15/2028	1,046,185
	McDonald's Corp
1,000,000	5.00%, 05/17/2029	1,036,237
2,000,000	5.20%, 05/17/2034(a)	2,115,061
1,000,000	5.15%, 09/09/2052	1,000,651
500,000	Mercedes-Benz Finance North America LLC(b) 5.10%, 08/03/2028	513,843
1,000,000	Nike Inc 2.85%, 03/27/2030	941,866
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	1,007,905
600,000	PACCAR Financial Corp 4.45%, 08/06/2027	609,443
	Starbucks Corp
1,500,000	2.25%, 03/12/2030	1,353,220
700,000	5.00%, 02/15/2034	720,554
600,000	4.45%, 08/15/2049	532,540
	Tapestry Inc
500,000	7.05%, 11/27/2025	509,891
1,000,000	7.35%, 11/27/2028	1,050,874
	Target Corp
1,500,000	3.38%, 04/15/2029	1,465,482
1,000,000	2.95%, 01/15/2052	708,845
1,000,000	TJX Cos Inc 1.15%, 05/15/2028	906,625
	Toyota Motor Credit Corp
1,600,000	1.90%, 01/13/2027	1,528,331
500,000	5.00%, 03/19/2027	512,407
1,000,000	4.45%, 06/29/2029	1,015,552
1,000,000	4.55%, 08/09/2029	1,016,062
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	5.10%, 03/21/2031	$ 1,041,890
	Walmart Inc
2,500,000	1.50%, 09/22/2028	2,298,823
1,000,000	4.10%, 04/15/2033	1,002,850
1,200,000	4.05%, 06/29/2048	1,077,919
	Warnermedia Holdings Inc
800,000	4.28%, 03/15/2032	710,666
1,000,000	5.05%, 03/15/2042	816,313
1,400,000	5.14%, 03/15/2052	1,079,784
600,000	WW Grainger Inc 4.45%, 09/15/2034	599,239
		62,460,683
Consumer, Non-Cyclical — 4.36%
2,500,000	Abbott Laboratories 1.40%, 06/30/2030	2,185,744
	AbbVie Inc
1,000,000	2.95%, 11/21/2026	978,938
2,500,000	4.50%, 05/14/2035	2,491,996
2,000,000	4.88%, 11/14/2048	1,968,442
1,175,000	4.25%, 11/21/2049	1,052,472
500,000	Aetna Inc 3.88%, 08/15/2047	390,475
	Altria Group Inc
1,000,000	4.80%, 02/14/2029	1,012,416
1,500,000	3.70%, 02/04/2051	1,106,974
	Amgen Inc
1,800,000	5.15%, 03/02/2028	1,853,479
175,000	1.65%, 08/15/2028	159,331
600,000	2.00%, 01/15/2032	509,856
3,400,000	2.80%, 08/15/2041	2,574,647
1,675,000	3.00%, 01/15/2052	1,183,483
1,892,000	2.77%, 09/01/2053	1,229,415
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4,100,000	4.70%, 02/01/2036	4,116,512
2,000,000	4.90%, 02/01/2046	1,969,688
1,200,000	Anheuser-Busch InBev Worldwide Inc 4.44%, 10/06/2048	1,110,564
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	906,373
1,000,000	Astrazeneca Finance LLC 4.88%, 03/03/2028	1,027,576
	AstraZeneca PLC
1,500,000	1.38%, 08/06/2030	1,289,823
1,000,000	4.00%, 09/18/2042	897,952
1,000,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	1,018,138
	BAT Capital Corp
1,000,000	4.91%, 04/02/2030	1,014,581
1,000,000	4.74%, 03/16/2032	1,000,123
1,500,000	5.65%, 03/16/2052	1,464,157
	Baxter International Inc
1,000,000	2.54%, 02/01/2032	867,301
1,000,000	3.13%, 12/01/2051	681,256

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Becton Dickinson & Co
$ 500,000	3.70%, 06/06/2027	$ 493,731
1,000,000	4.30%, 08/22/2032	982,159
500,000	4.67%, 06/06/2047	464,778
2,000,000	Biogen Inc 3.15%, 05/01/2050	1,382,643
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	919,228
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027	918,626
1,500,000	1.45%, 11/13/2030	1,284,517
1,000,000	4.13%, 06/15/2039	925,088
500,000	5.50%, 02/22/2044	529,796
1,500,000	4.35%, 11/15/2047	1,342,866
1,200,000	5.55%, 02/22/2054	1,271,262
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	451,141
	Campbell Soup Co
500,000	2.38%, 04/24/2030	451,583
300,000	5.40%, 03/21/2034	314,594
500,000	4.75%, 03/23/2035	498,130
1,000,000	Cardinal Health Inc 4.37%, 06/15/2047	868,396
500,000	Cencora Inc 2.80%, 05/15/2030	459,395
2,500,000	Centene Corp 2.50%, 03/01/2031	2,148,827
	Cigna Group
1,000,000	5.69%, 03/15/2026	1,000,243
500,000	2.40%, 03/15/2030	452,775
1,000,000	5.13%, 05/15/2031	1,039,193
750,000	4.80%, 08/15/2038	730,730
175,000	4.90%, 12/15/2048	164,810
1,000,000	5.60%, 02/15/2054	1,032,633
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	980,479
	Coca-Cola Co
1,500,000	2.00%, 03/05/2031	1,326,649
1,400,000	5.20%, 01/14/2055	1,468,875
1,000,000	Colgate-Palmolive Co 3.25%, 08/15/2032	941,073
500,000	Conagra Brands Inc 5.30%, 10/01/2026	509,597
1,500,000	Constellation Brands Inc 4.75%, 05/09/2032	1,512,177
1,000,000	CSL Finance PLC(b) 4.63%, 04/27/2042	943,284
	CVS Health Corp
750,000	1.30%, 08/21/2027	689,054
1,000,000	5.13%, 02/21/2030	1,025,424
1,175,000	2.13%, 09/15/2031	992,866
2,200,000	4.78%, 03/25/2038	2,075,723
2,000,000	2.70%, 08/21/2040	1,420,195
1,000,000	6.05%, 06/01/2054	1,043,289
1,042,867	CVS Pass Through Trust 6.04%, 12/10/2028	1,060,629
1,000,000	Danaher Corp 2.80%, 12/10/2051	685,541
1,000,000	Diageo Capital PLC 5.50%, 01/24/2033	1,065,450
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Elevance Health Inc
$ 1,000,000	2.88%, 09/15/2029	$ 937,941
1,000,000	2.25%, 05/15/2030	895,658
500,000	4.63%, 05/15/2042	468,499
500,000	6.10%, 10/15/2052	555,444
	Eli Lilly & Co
1,000,000	4.70%, 02/27/2033	1,028,769
1,000,000	2.25%, 05/15/2050	629,817
600,000	4.88%, 02/27/2053	600,680
	Equifax Inc
500,000	5.10%, 06/01/2028	512,056
175,000	2.35%, 09/15/2031	151,896
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	918,574
	GE HealthCare Technologies Inc
1,000,000	5.65%, 11/15/2027	1,040,440
1,000,000	5.91%, 11/22/2032	1,083,190
	General Mills Inc
1,000,000	4.20%, 04/17/2028	1,001,106
1,000,000	4.95%, 03/29/2033	1,025,758
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	921,814
2,175,000	2.60%, 10/01/2040	1,627,885
500,000	5.55%, 10/15/2053	536,721
1,000,000	GlaxoSmithKline Capital Inc 5.38%, 04/15/2034	1,077,398
	Global Payments Inc
500,000	5.40%, 08/15/2032	513,222
500,000	4.15%, 08/15/2049	402,930
1,000,000	Haleon US Capital LLC 3.63%, 03/24/2032	940,629
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,968,656
1,000,000	2.38%, 07/15/2031	864,584
1,000,000	5.50%, 06/01/2033	1,038,429
675,000	3.50%, 07/15/2051	486,372
500,000	5.95%, 09/15/2054	525,254
1,000,000	Hershey Co 1.70%, 06/01/2030	881,172
1,200,000	Hormel Foods Corp 4.80%, 03/30/2027	1,222,681
	Humana Inc
800,000	3.95%, 03/15/2027	793,289
1,000,000	5.88%, 03/01/2033	1,061,599
800,000	5.75%, 04/15/2054	818,861
1,000,000	J M Smucker Co 2.13%, 03/15/2032	844,994
	Johnson & Johnson
800,000	4.90%, 06/01/2031	840,718
3,000,000	3.40%, 01/15/2038	2,692,995
1,000,000	Kellanova 5.25%, 03/01/2033	1,045,444
	Kenvue Inc
1,000,000	5.00%, 03/22/2030	1,044,691
1,000,000	5.10%, 03/22/2043	1,034,255
	Keurig Dr Pepper Inc
500,000	4.60%, 05/25/2028	506,278
1,900,000	5.30%, 03/15/2034	1,987,587

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	$ 920,346
	Kraft Heinz Foods Co
2,000,000	3.75%, 04/01/2030	1,951,060
1,200,000	4.88%, 10/01/2049	1,131,042
	Kroger Co
600,000	4.60%, 08/15/2027	605,158
1,000,000	4.90%, 09/15/2031	1,006,466
1,000,000	5.00%, 09/15/2034	1,008,339
400,000	5.50%, 09/15/2054	402,562
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	981,218
1,000,000	Mars Inc(b) 4.75%, 04/20/2033	1,007,734
1,000,000	McCormick & Co Inc 4.95%, 04/15/2033	1,025,668
800,000	McKesson Corp 4.25%, 09/15/2029	802,083
1,000,000	Medtronic Global Holdings SCA 4.50%, 03/30/2033	1,005,573
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	977,204
500,000	1.45%, 06/24/2030	433,589
2,000,000	2.15%, 12/10/2031	1,752,661
1,000,000	4.90%, 05/17/2044	1,005,722
800,000	5.00%, 05/17/2053	805,885
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	431,354
1,500,000	Mondelez International Inc 2.75%, 04/13/2030	1,391,279
600,000	Moody's Corp 5.00%, 08/05/2034	614,286
	Novartis Capital Corp
1,000,000	3.80%, 09/18/2029	993,566
500,000	4.20%, 09/18/2034	493,124
500,000	4.70%, 09/18/2054	489,320
1,500,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,410,776
	PepsiCo Inc
1,000,000	3.90%, 07/18/2032	984,017
2,500,000	3.45%, 10/06/2046	2,018,111
	Pfizer Inc
1,000,000	2.75%, 06/03/2026	980,167
1,175,000	1.75%, 08/18/2031	1,008,437
1,500,000	4.00%, 12/15/2036	1,429,302
3,000,000	2.55%, 05/28/2040	2,248,355
	Pfizer Investment Enterprises Pte Ltd
1,000,000	4.75%, 05/19/2033	1,019,298
600,000	5.30%, 05/19/2053	620,666
	Philip Morris International Inc
1,600,000	2.10%, 05/01/2030	1,428,258
1,000,000	5.25%, 02/13/2034	1,038,514
2,000,000	Procter & Gamble Co 1.20%, 10/29/2030	1,710,723
1,000,000	Quest Diagnostics Inc 4.60%, 12/15/2027	1,013,393
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Revvity Inc 2.25%, 09/15/2031	$ 853,757
	Royalty Pharma PLC
175,000	2.15%, 09/02/2031	149,126
800,000	3.30%, 09/02/2040	619,451
1,000,000	S&P Global Inc 2.90%, 03/01/2032	909,479
	Stryker Corp
500,000	4.85%, 12/08/2028	512,913
1,000,000	4.63%, 03/15/2046	944,893
	Sysco Corp
1,000,000	3.25%, 07/15/2027	974,281
1,000,000	4.45%, 03/15/2048	882,393
	Takeda Pharmaceutical Co Ltd
1,000,000	2.05%, 03/31/2030	889,708
800,000	5.65%, 07/05/2054	840,181
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	160,609
1,175,000	2.00%, 10/15/2031	1,018,800
2,409,000	2.80%, 10/15/2041	1,838,927
1,000,000	Tyson Foods Inc 5.70%, 03/15/2034	1,053,674
	Unilever Capital Corp
1,000,000	4.88%, 09/08/2028	1,030,509
185,000	1.75%, 08/12/2031	158,931
1,175,000	2.63%, 08/12/2051	806,184
	UnitedHealth Group Inc
1,000,000	5.25%, 02/15/2028	1,040,669
2,000,000	4.00%, 05/15/2029	1,995,126
1,000,000	5.15%, 07/15/2034	1,043,689
1,500,000	3.50%, 08/15/2039	1,292,967
600,000	5.50%, 07/15/2044	634,973
1,000,000	4.20%, 01/15/2047	885,328
2,500,000	2.90%, 05/15/2050	1,751,145
1,000,000	5.63%, 07/15/2054	1,072,802
385,000	5.75%, 07/15/2064	415,610
302,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	299,016
	Viatris Inc
175,000	2.70%, 06/22/2030	155,509
1,000,000	3.85%, 06/22/2040	778,884
	Zoetis Inc
1,000,000	2.00%, 05/15/2030	883,775
500,000	5.60%, 11/16/2032	535,439
		175,031,451
Energy — 1.73%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
1,000,000	2.06%, 12/15/2026	958,742
467,000	4.08%, 12/15/2047	396,530
	BP Capital Markets America Inc
800,000	3.02%, 01/16/2027	782,337
1,925,000	3.63%, 04/06/2030	1,868,809
1,500,000	2.77%, 11/10/2050	986,659
1,000,000	3.00%, 03/17/2052	686,448

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 1,000,000	Canadian Natural Resources Ltd 3.85%, 06/01/2027	$ 986,151
1,000,000	Cenovus Energy Inc 2.65%, 01/15/2032	862,399
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	508,286
175,000	2.74%, 12/31/2039	145,282
1,000,000	Cheniere Energy Partners LP(b) 5.75%, 08/15/2034	1,041,750
2,000,000	Chevron Corp 3.08%, 05/11/2050	1,464,464
1,500,000	Chevron USA Inc 3.85%, 01/15/2028	1,503,064
43,000	Cimarex Energy Co 4.38%, 03/15/2029	40,420
	ConocoPhillips Co
438,000	5.90%, 10/15/2032	481,920
1,175,000	3.76%, 03/15/2042	998,736
	Coterra Energy Inc
1,000,000	3.90%, 05/15/2027	985,168
9,000	4.38%, 03/15/2029	8,886
1,000,000	Devon Energy Corp 5.60%, 07/15/2041	980,201
	Diamondback Energy Inc
1,000,000	3.50%, 12/01/2029	951,106
800,000	5.75%, 04/18/2054	806,137
	Enbridge Inc
1,000,000	5.63%, 04/05/2034	1,048,816
600,000	6.70%, 11/15/2053	694,751
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	996,685
2,000,000	5.75%, 02/15/2033	2,091,718
1,000,000	5.15%, 03/15/2045	931,879
1,000,000	5.95%, 05/15/2054	1,023,451
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,399,430
1,000,000	4.95%, 02/15/2035	1,015,524
664,000	4.85%, 08/15/2042	636,143
175,000	4.20%, 01/31/2050	149,300
1,000,000	5.55%, 02/16/2055	1,033,011
500,000	EQT Corp 5.70%, 04/01/2028	517,346
	Equinor ASA
1,500,000	3.13%, 04/06/2030	1,425,838
1,000,000	4.25%, 11/23/2041	919,909
	Exxon Mobil Corp
175,000	2.61%, 10/15/2030	161,310
1,175,000	3.00%, 08/16/2039	965,088
2,421,000	3.45%, 04/15/2051	1,876,000
500,000	Halliburton Co 5.00%, 11/15/2045	478,972
500,000	Helmerich & Payne Inc(b) 4.65%, 12/01/2027	501,039
1,000,000	Hess Corp 5.60%, 02/15/2041	1,040,459
Principal Amount		Fair Value
Energy — (continued)
$ 175,000	Kinder Morgan Energy Partners LP 6.95%, 01/15/2038	$ 198,890
	Kinder Morgan Inc
1,000,000	5.10%, 08/01/2029(a)	1,026,040
500,000	2.00%, 02/15/2031	429,665
1,000,000	4.80%, 02/01/2033	991,011
1,200,000	5.95%, 08/01/2054	1,245,325
500,000	Marathon Petroleum Corp 4.75%, 09/15/2044	445,437
	MPLX LP
1,000,000	4.25%, 12/01/2027	996,284
1,000,000	5.00%, 03/01/2033	1,000,553
900,000	5.50%, 02/15/2049	876,281
175,000	NOV Inc 3.60%, 12/01/2029	166,070
	Occidental Petroleum Corp
1,200,000	6.13%, 01/01/2031	1,266,334
1,000,000	5.55%, 10/01/2034	1,015,185
	ONEOK Inc
1,000,000	5.65%, 11/01/2028	1,045,183
1,000,000	6.10%, 11/15/2032	1,076,485
650,000	5.05%, 11/01/2034	647,038
500,000	4.85%, 02/01/2049	447,201
675,000	ONEOK Partners LP 6.20%, 09/15/2043	708,602
	Phillips 66 Co
800,000	5.25%, 06/15/2031	827,273
1,200,000	4.95%, 03/15/2035	1,187,139
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	994,723
500,000	Schlumberger Investment SA 4.85%, 05/15/2033	511,077
	Shell International Finance BV
1,175,000	2.38%, 11/07/2029	1,089,044
2,000,000	2.75%, 04/06/2030	1,862,737
500,000	4.13%, 05/11/2035	485,920
175,000	6.38%, 12/15/2038	203,047
500,000	3.63%, 08/21/2042	418,962
140,000	4.38%, 05/11/2045	127,196
175,000	4.00%, 05/10/2046	149,642
175,000	3.25%, 04/06/2050	129,869
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	982,365
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	571,685
175,000	3.75%, 03/04/2051	132,140
	Targa Resources Corp
1,000,000	4.20%, 02/01/2033	946,892
600,000	5.50%, 02/15/2035	617,929
1,000,000	TotalEnergies Capital SA 5.15%, 04/05/2034	1,040,077
	TransCanada PipeLines Ltd
1,000,000	6.20%, 03/09/2026	1,000,975
1,175,000	4.88%, 05/15/2048	1,099,690
500,000	Valero Energy Corp 7.50%, 04/15/2032	582,515

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 1,000,000	Western Midstream Operating LP 5.45%, 11/15/2034	$ 1,002,114
	Williams Cos Inc
1,000,000	3.75%, 06/15/2027	985,266
675,000	2.60%, 03/15/2031	596,479
1,000,000	4.65%, 08/15/2032	993,500
1,000,000	5.30%, 08/15/2052	970,072
		69,440,076
Financial — 8.20%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,000,000	6.10%, 01/15/2027	1,035,459
1,500,000	3.88%, 01/23/2028	1,474,411
1,000,000	3.00%, 10/29/2028	944,637
800,000	3.85%, 10/29/2041	668,941
2,528,000	Air Lease Corp 1.88%, 08/15/2026	2,413,798
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	401,786
1,000,000	4.75%, 04/15/2035	987,497
1,000,000	3.55%, 03/15/2052	733,306
800,000	Allstate Corp 5.05%, 06/24/2029	824,308
2,000,000	Ally Financial Inc 2.20%, 11/02/2028	1,799,325
	American Express Co
1,000,000	1.65%, 11/04/2026	950,988
600,000	5.65%, 04/23/2027	611,544
1,000,000	5.04%, 07/26/2028	1,021,729
400,000	5.53%, 04/25/2030	419,266
800,000	5.28%, 07/26/2035	832,965
	American International Group Inc
600,000	3.40%, 06/30/2030	567,183
800,000	4.80%, 07/10/2045	764,244
	American Tower Corp REIT
1,000,000	5.80%, 11/15/2028	1,050,524
1,500,000	3.80%, 08/15/2029	1,459,382
1,000,000	5.55%, 07/15/2033	1,047,788
1,000,000	Ameriprise Financial Inc 5.15%, 05/15/2033	1,041,703
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	149,629
1,000,000	5.35%, 02/28/2033	1,044,711
675,000	2.90%, 08/23/2051	448,412
800,000	Aon North America Inc 5.75%, 03/01/2054	847,470
1,500,000	Ares Capital Corp 5.95%, 07/15/2029	1,539,671
	Athene Global Funding(b)
1,000,000	1.73%, 10/02/2026	947,795
825,000	2.45%, 08/20/2027	779,698
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Athene Holding Ltd 5.88%, 01/15/2034	$ 1,046,631
1,200,000	Australia & New Zealand Banking Group Ltd 3.92%, 09/30/2027	1,198,000
	AvalonBay Communities Inc REIT
726,000	2.95%, 05/11/2026	711,712
250,000	5.30%, 12/07/2033	260,770
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	1,980,895
800,000	5.54%, 03/14/2030	827,233
175,000	2.96%, 03/25/2031	158,630
800,000	5.44%, 07/15/2031	836,515
600,000	6.35%, 03/14/2034	642,503
	Bank of America Corp
1,000,000	1.53%, 12/06/2025	992,970
1,000,000	3.38%, 04/02/2026	992,007
2,175,000	1.73%, 07/22/2027	2,076,447
5,500,000	2.50%, 02/13/2031	4,986,019
2,175,000	2.30%, 07/21/2032	1,882,794
1,500,000	2.57%, 10/20/2032	1,315,253
1,000,000	5.87%, 09/15/2034	1,078,859
1,000,000	2.48%, 09/21/2036	843,801
500,000	6.11%, 01/29/2037	552,193
2,000,000	4.08%, 04/23/2040	1,829,075
4,000,000	2.68%, 06/19/2041	3,007,511
2,175,000	2.97%, 07/21/2052	1,543,701
	Bank of Montreal
1,500,000	1.25%, 09/15/2026(a)	1,420,087
800,000	4.64%, 09/10/2030	808,295
	Bank of New York Mellon Corp
2,000,000	4.54%, 02/01/2029	2,023,405
1,000,000	5.06%, 07/22/2032	1,034,728
1,000,000	5.19%, 03/14/2035	1,038,207
	Bank of Nova Scotia
2,000,000	4.40%, 09/08/2028	2,006,843
1,000,000	5.45%, 08/01/2029	1,046,315
	Barclays PLC
500,000	5.30%, 08/09/2026	501,741
800,000	4.84%, 09/10/2028	806,729
1,500,000	5.69%, 03/12/2030	1,560,371
1,000,000	2.89%, 11/24/2032	877,047
600,000	6.04%, 03/12/2055	656,614
	Berkshire Hathaway Finance Corp
900,000	2.30%, 03/15/2027	871,116
175,000	1.45%, 10/15/2030	151,361
800,000	4.20%, 08/15/2048	735,708
175,000	4.25%, 01/15/2049	162,052
1,000,000	2.85%, 10/15/2050	702,809
1,000,000	Blackrock Finance Inc 3.25%, 04/30/2029	970,972
	BlackRock Funding Inc
1,000,000	5.00%, 03/14/2034	1,042,308
475,000	5.25%, 03/14/2054	492,186

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 800,000	Blackstone Private Credit Fund(b) 4.95%, 09/26/2027	$ 792,837
1,000,000	Boston Properties LP REIT 6.75%, 12/01/2027	1,057,473
1,000,000	BPCE SA(b) 4.75%, 07/19/2027	1,010,408
1,000,000	Brookfield Finance Inc 5.68%, 01/15/2035	1,049,590
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	925,238
	Canadian Imperial Bank of Commerce
1,000,000	4.51%, 09/11/2027	1,005,172
800,000	4.63%, 09/11/2030	805,117
	Capital One Financial Corp
1,000,000	1.88%, 11/02/2027	950,194
1,000,000	6.31%, 06/08/2029	1,053,345
1,000,000	5.70%, 02/01/2030	1,035,584
800,000	5.88%, 07/26/2035	837,231
	Charles Schwab Corp
1,500,000	0.90%, 03/11/2026	1,428,888
1,000,000	6.14%, 08/24/2034	1,093,164
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	698,018
1,000,000	Chubb INA Holdings LLC 5.00%, 03/15/2034	1,038,463
	Citigroup Inc
1,000,000	4.45%, 09/29/2027	1,001,393
2,000,000	3.07%, 02/24/2028	1,943,811
3,000,000	3.52%, 10/27/2028	2,928,613
1,400,000	4.54%, 09/19/2030	1,401,624
3,000,000	3.06%, 01/25/2033	2,679,507
1,400,000	5.41%, 09/19/2039	1,396,050
3,500,000	2.90%, 11/03/2042	2,637,395
2,000,000	Citizens Bank NA 4.58%, 08/09/2028	1,997,831
1,000,000	Cooperatieve Rabobank UA(a)(b) 1.11%, 02/24/2027	953,850
	Crown Castle Inc REIT
1,000,000	4.80%, 09/01/2028	1,011,386
1,000,000	4.90%, 09/01/2029	1,016,441
1,000,000	5.20%, 09/01/2034	1,012,926
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	919,672
3,000,000	Deutsche Bank AG 5.00%, 09/11/2030	3,016,189
1,800,000	Development Bank of Japan Inc(b) 1.75%, 10/20/2031	1,558,721
1,000,000	EPR Properties REIT 3.60%, 11/15/2031	891,430
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	943,898
1,000,000	Equitable Holdings Inc 5.59%, 01/11/2033	1,047,196
500,000	ERP Operating LP REIT 4.65%, 09/15/2034	497,586
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	836,389
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	$ 669,046
	Extra Space Storage LP REIT
1,000,000	2.40%, 10/15/2031	860,290
1,000,000	2.35%, 03/15/2032	843,988
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	866,747
	Fifth Third Bancorp
500,000	1.71%, 11/01/2027	473,092
1,000,000	4.06%, 04/25/2028	988,650
1,000,000	4.90%, 09/06/2030	1,012,689
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	985,000
1,000,000	1.09%, 12/09/2026	959,183
1,000,000	1.43%, 03/09/2027	956,515
175,000	1.54%, 09/10/2027	165,850
2,500,000	4.48%, 08/23/2028	2,513,215
3,000,000	5.73%, 04/25/2030	3,152,858
2,000,000	2.38%, 07/21/2032	1,734,500
1,700,000	5.33%, 07/23/2035	1,761,001
1,000,000	6.75%, 10/01/2037	1,151,489
2,000,000	3.21%, 04/22/2042	1,594,802
175,000	Golub Capital BDC Inc(a) 2.50%, 08/24/2026	165,967
1,000,000	Healthcare Realty Holdings LP REIT 3.75%, 07/01/2027	979,374
	HSBC Holdings PLC
1,200,000	3.90%, 05/25/2026	1,190,442
175,000	1.59%, 05/24/2027	166,927
2,400,000	2.25%, 11/22/2027	2,289,385
4,741,000	2.21%, 08/17/2029	4,346,876
1,400,000	2.87%, 11/22/2032	1,231,034
1,200,000	4.76%, 03/29/2033	1,183,285
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	814,410
	ING Groep NV
1,000,000	6.08%, 09/11/2027	1,030,748
800,000	5.34%, 03/19/2030	828,003
800,000	5.55%, 03/19/2035	838,544
	Intercontinental Exchange Inc
1,000,000	3.10%, 09/15/2027	973,882
1,200,000	5.25%, 06/15/2031	1,258,027
1,000,000	3.00%, 06/15/2050	710,861
	JPMorgan Chase & Co
175,000	3.30%, 04/01/2026	172,800
1,524,000	2.08%, 04/22/2026	1,499,683
1,000,000	1.05%, 11/19/2026	960,932
1,175,000	1.58%, 04/22/2027	1,125,614
2,000,000	3.63%, 12/01/2027	1,969,865
2,000,000	4.98%, 07/22/2028	2,039,003
1,000,000	5.30%, 07/24/2029	1,034,703
4,000,000	4.57%, 06/14/2030	4,036,026
1,175,000	2.74%, 10/15/2030	1,088,529
1,000,000	2.96%, 05/13/2031	919,749
1,425,000	1.95%, 02/04/2032	1,224,456

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 2,000,000	5.72%, 09/14/2033	$ 2,120,527
1,000,000	5.34%, 01/23/2035	1,045,249
3,000,000	3.88%, 07/24/2038	2,740,756
500,000	5.50%, 10/15/2040	535,254
1,000,000	3.96%, 11/15/2048	863,632
1,000,000	KeyBank NA 4.39%, 12/14/2027	990,664
1,000,000	KeyCorp 4.79%, 06/01/2033	979,002
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	783,450
	Kimco Realty OP LLC REIT
1,000,000	2.25%, 12/01/2031	852,516
250,000	4.60%, 02/01/2033	248,047
	Kreditanstalt fuer Wiederaufbau
2,000,000	0.63%, 01/22/2026	1,917,179
1,000,000	5.00%, 03/16/2026	1,016,600
1,700,000	1.00%, 10/01/2026	1,612,282
1,000,000	3.75%, 02/15/2028	1,004,486
800,000	3.88%, 06/15/2028	807,519
2,000,000	0.75%, 09/30/2030	1,691,220
1,000,000	4.13%, 07/15/2033	1,019,092
1,000,000	Landwirtschaftliche Rentenbank(a) 3.88%, 09/28/2027	1,006,406
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	909,831
	Lloyds Banking Group PLC
1,500,000	3.75%, 01/11/2027	1,483,430
1,000,000	5.72%, 06/05/2030	1,047,889
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	146,562
	Marsh & McLennan Cos Inc
500,000	4.38%, 03/15/2029	505,161
1,000,000	2.38%, 12/15/2031	875,132
1,000,000	5.40%, 09/15/2033	1,063,250
	Mastercard Inc
1,000,000	3.30%, 03/26/2027	985,970
500,000	4.88%, 05/09/2034	517,224
600,000	3.85%, 03/26/2050	507,417
	MetLife Inc
600,000	5.30%, 12/15/2034	630,287
1,000,000	5.25%, 01/15/2054	1,029,923
	Metropolitan Life Global Funding I(b)
1,000,000	4.85%, 01/08/2029	1,025,149
2,000,000	2.40%, 01/11/2032	1,736,211
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	505,862
	Mitsubishi UFJ Financial Group Inc
4,574,000	1.54%, 07/20/2027	4,354,334
1,000,000	5.42%, 02/22/2029	1,033,998
1,000,000	2.85%, 01/19/2033	888,223
	Mizuho Financial Group Inc
1,000,000	5.78%, 07/06/2029	1,045,981
1,000,000	1.98%, 09/08/2031	864,147
1,000,000	2.56%, 09/13/2031	858,222
Principal Amount		Fair Value
Financial — (continued)
$ 800,000	5.59%, 07/10/2035	$ 843,876
	Morgan Stanley
1,574,000	3.13%, 07/27/2026	1,545,957
500,000	4.35%, 09/08/2026	501,200
900,000	1.51%, 07/20/2027	855,870
1,400,000	5.65%, 04/13/2028	1,445,279
2,000,000	5.12%, 02/01/2029	2,050,484
1,000,000	5.45%, 07/20/2029	1,039,098
1,000,000	1.79%, 02/13/2032	846,474
1,175,000	2.24%, 07/21/2032	1,011,604
1,000,000	2.51%, 10/20/2032	872,897
1,000,000	2.94%, 01/21/2033	893,247
500,000	4.89%, 07/20/2033	506,248
585,000	5.83%, 04/19/2035	628,375
1,365,000	5.32%, 07/19/2035	1,417,447
2,000,000	2.48%, 09/16/2036	1,673,497
1,000,000	5.95%, 01/19/2038	1,048,333
1,800,000	3.97%, 07/22/2038(c)	1,631,276
1,000,000	2.80%, 01/25/2052	690,261
1,000,000	Morgan Stanley Bank NA 5.50%, 05/26/2028	1,031,522
1,500,000	Nasdaq Inc 3.95%, 03/07/2052	1,205,822
	National Australia Bank Ltd
1,000,000	5.09%, 06/11/2027	1,027,708
1,000,000	4.90%, 06/13/2028	1,026,482
1,000,000	2.99%, 05/21/2031(b)	889,452
	NatWest Group PLC
1,500,000	4.80%, 04/05/2026	1,506,857
1,000,000	5.52%, 09/30/2028	1,031,888
	Nomura Holdings Inc
1,000,000	2.61%, 07/14/2031	869,607
1,000,000	5.78%, 07/03/2034(a)	1,050,596
1,000,000	Northern Trust Corp 6.13%, 11/02/2032	1,104,246
	Oesterreichische Kontrollbank AG
1,000,000	3.63%, 09/09/2027	998,128
1,000,000	4.13%, 01/18/2029	1,017,765
	PNC Financial Services Group Inc
1,000,000	5.35%, 12/02/2028	1,033,519
1,000,000	5.49%, 05/14/2030	1,044,968
600,000	2.31%, 04/23/2032	523,249
1,400,000	5.40%, 07/23/2035	1,459,923
500,000	Principal Financial Group Inc 5.38%, 03/15/2033	521,475
2,000,000	Principal Life Global Funding II(b) 1.50%, 11/17/2026	1,894,341
1,000,000	Private Export Funding Corp 3.90%, 10/15/2027	1,006,945
1,000,000	Progressive Corp 4.95%, 06/15/2033	1,037,430
	Prologis LP REIT
1,000,000	4.88%, 06/15/2028	1,026,128
500,000	4.63%, 01/15/2033	502,769
800,000	5.25%, 03/15/2054	812,378

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Prudential Financial Inc
$ 2,000,000	3.00%, 03/10/2040	$ 1,582,951
1,000,000	3.70%, 10/01/2050	923,371
1,000,000	6.50%, 03/15/2054	1,068,755
500,000	Public Storage Operating Co REIT(a) 5.13%, 01/15/2029	521,277
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	392,609
	Realty Income Corp REIT
1,000,000	3.95%, 08/15/2027	993,881
500,000	3.65%, 01/15/2028	490,912
1,000,000	1.80%, 03/15/2033	796,527
	Royal Bank of Canada
3,000,000	1.40%, 11/02/2026	2,843,571
1,000,000	4.97%, 08/02/2030	1,025,728
1,000,000	5.15%, 02/01/2034	1,039,890
	Santander UK Group Holdings PLC
500,000	1.67%, 06/14/2027	475,604
1,000,000	4.86%, 09/11/2030	1,007,943
	Simon Property Group LP REIT
1,500,000	1.75%, 02/01/2028	1,389,608
1,000,000	2.45%, 09/13/2029	919,332
600,000	4.75%, 09/26/2034	595,039
175,000	3.25%, 09/13/2049	127,587
	State Street Corp
1,000,000	5.27%, 08/03/2026	1,021,184
1,000,000	5.75%, 11/04/2026	1,013,317
2,000,000	2.20%, 03/03/2031	1,767,996
	Sumitomo Mitsui Financial Group Inc
2,000,000	5.52%, 01/13/2028	2,074,105
1,000,000	5.72%, 09/14/2028	1,050,061
1,000,000	5.77%, 01/13/2033	1,075,253
1,000,000	5.56%, 07/09/2034	1,061,301
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	912,460
1,000,000	Synchrony Bank 5.63%, 08/23/2027	1,017,910
500,000	Synchrony Financial 2.88%, 10/28/2031	424,460
1,000,000	Tanger Properties LP REIT 2.75%, 09/01/2031	861,137
	Toronto-Dominion Bank
1,300,000	2.80%, 03/10/2027	1,260,359
2,000,000	4.69%, 09/15/2027	2,031,735
1,200,000	4.99%, 04/05/2029	1,236,528
500,000	Travelers Cos Inc 5.45%, 05/25/2053	534,111
	Truist Financial Corp
300,000	4.26%, 07/28/2026	298,806
1,000,000	1.95%, 06/05/2030	877,525
500,000	4.92%, 07/28/2033	490,324
1,000,000	UBS Group AG(b) 5.62%, 09/13/2030	1,044,897
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Unum Group 4.13%, 06/15/2051	$ 788,607
	US Bancorp
1,000,000	3.10%, 04/27/2026	981,837
2,000,000	2.22%, 01/27/2028	1,909,644
1,200,000	5.10%, 07/23/2030	1,235,174
1,000,000	5.68%, 01/23/2035	1,059,998
	Ventas Realty LP REIT
500,000	3.25%, 10/15/2026	488,351
800,000	5.00%, 01/15/2035(a)	801,234
800,000	VICI Properties LP REIT(a) 5.75%, 04/01/2034	837,845
	Visa Inc
1,000,000	3.15%, 12/14/2025	989,469
1,500,000	4.15%, 12/14/2035	1,477,057
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	751,721
4,000,000	3.53%, 03/24/2028	3,924,256
1,000,000	5.71%, 04/22/2028	1,032,590
2,000,000	3.35%, 03/02/2033	1,828,351
3,000,000	4.90%, 07/25/2033	3,034,389
2,000,000	5.39%, 04/24/2034	2,074,390
1,000,000	5.50%, 01/23/2035	1,048,289
2,000,000	4.40%, 06/14/2046	1,750,902
1,200,000	5.01%, 04/04/2051	1,176,581
175,000	Western Union Co 1.35%, 03/15/2026	166,913
	Westpac Banking Corp
1,000,000	5.20%, 04/16/2026	1,017,691
1,000,000	5.05%, 04/16/2029(a)	1,039,275
1,000,000	5.41%, 08/10/2033	1,024,706
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	914,154
500,000	Willis North America Inc 5.90%, 03/05/2054	524,589
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	852,329
		329,072,354
Industrial — 1.99%
	3M Co
600,000	2.38%, 08/26/2029	551,883
1,000,000	3.63%, 10/15/2047	798,190
500,000	Berry Global Inc(a)(b) 5.65%, 01/15/2034	513,312
	Boeing Co
175,000	2.75%, 02/01/2026	169,850
600,000	6.26%, 05/01/2027(b)	619,751
2,800,000	2.95%, 02/01/2030	2,502,840
1,000,000	5.71%, 05/01/2040	975,691
1,500,000	3.63%, 03/01/2048	1,034,028
1,500,000	3.75%, 02/01/2050	1,054,529
175,000	5.93%, 05/01/2060	167,627
	Burlington Northern Santa Fe LLC
500,000	5.15%, 09/01/2043	516,825
1,000,000	4.45%, 01/15/2053	926,652

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	$ 804,630
2,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	1,553,528
2,500,000	Carrier Global Corp 3.38%, 04/05/2040	2,065,254
	Caterpillar Financial Services Corp
1,000,000	4.80%, 01/06/2026	1,009,366
2,000,000	5.00%, 05/14/2027	2,055,436
1,000,000	CNH Industrial Capital LLC 5.10%, 04/20/2029	1,029,317
	CSX Corp
1,250,000	4.25%, 03/15/2029	1,259,649
1,000,000	5.20%, 11/15/2033	1,054,389
250,000	4.75%, 05/30/2042	242,464
1,000,000	4.50%, 11/15/2052	924,443
	Eaton Corp
500,000	4.15%, 03/15/2033	493,794
500,000	4.70%, 08/23/2052	483,213
	FedEx Corp
1,000,000	3.25%, 05/15/2041	778,942
1,000,000	4.10%, 02/01/2045	841,373
175,000	5.25%, 05/15/2050	172,625
600,000	Fortune Brands Innovations Inc(a) 5.88%, 06/01/2033	643,937
1,000,000	GATX Corp 4.90%, 03/15/2033	998,736
2,000,000	General Dynamics Corp 4.25%, 04/01/2040	1,871,714
500,000	Holcim US Finance Luxembourg SA(b) 6.50%, 09/12/2043	535,689
	Honeywell International Inc
1,000,000	4.70%, 02/01/2030	1,027,637
1,000,000	5.00%, 03/01/2035	1,040,909
150,000	Howmet Aerospace Inc 4.85%, 10/15/2031	153,021
600,000	Ingersoll Rand Inc 5.31%, 06/15/2031	627,268
1,000,000	Jabil Inc 4.25%, 05/15/2027	993,067
1,000,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	1,064,076
500,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	496,966
	John Deere Capital Corp
500,000	1.70%, 01/11/2027	475,384
1,000,000	4.85%, 06/11/2029	1,032,849
2,000,000	4.90%, 03/07/2031	2,074,248
2,000,000	3.90%, 06/07/2032	1,952,726
1,000,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 5.50%, 04/19/2029	1,045,840
Principal Amount		Fair Value
Industrial — (continued)
	L3Harris Technologies Inc
$ 800,000	5.05%, 06/01/2029	$ 823,990
600,000	5.40%, 07/31/2033	626,728
600,000	5.35%, 06/01/2034	624,193
1,000,000	Lennox International Inc 5.50%, 09/15/2028	1,042,306
	Lockheed Martin Corp
1,000,000	4.45%, 05/15/2028	1,016,146
500,000	3.90%, 06/15/2032	489,859
500,000	4.09%, 09/15/2052	436,693
1,000,000	5.70%, 11/15/2054	1,115,097
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	843,319
1,000,000	Mohawk Industries Inc 5.85%, 09/18/2028	1,054,544
	Norfolk Southern Corp
1,000,000	4.45%, 03/01/2033	997,216
1,000,000	3.05%, 05/15/2050	704,423
500,000	5.35%, 08/01/2054	513,697
	Northrop Grumman Corp
1,000,000	3.25%, 01/15/2028	971,750
1,000,000	4.70%, 03/15/2033	1,014,948
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	956,086
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	700,408
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	971,035
500,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 5.55%, 05/01/2028	517,148
	Republic Services Inc
1,000,000	2.38%, 03/15/2033	849,720
1,000,000	5.00%, 12/15/2033	1,030,709
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	996,935
	RTX Corp
800,000	3.13%, 05/04/2027	780,596
175,000	1.90%, 09/01/2031	148,785
1,000,000	5.15%, 02/27/2033	1,039,621
900,000	4.35%, 04/15/2047	799,081
3,175,000	2.82%, 09/01/2051	2,123,919
1,000,000	Ryder System Inc 1.75%, 09/01/2026	951,089
500,000	Siemens Financieringsmaatschappij NV(b) 4.40%, 05/27/2045	462,506
600,000	Sonoco Products Co 4.60%, 09/01/2029	596,961
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	893,877
1,000,000	Textron Inc 3.90%, 09/17/2029	976,904
1,000,000	Trane Technologies Financing Ltd 5.25%, 03/03/2033	1,050,677
	Union Pacific Corp
1,750,000	2.15%, 02/05/2027	1,677,938
500,000	3.60%, 09/15/2037	448,675

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	3.38%, 02/14/2042	$ 410,377
1,000,000	2.95%, 03/10/2052	702,751
500,000	4.95%, 09/09/2052	500,315
175,373	Union Pacific Railroad Co Pass Through Trust Series 2006-1 5.87%, 07/02/2030	180,876
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	484,314
1,000,000	5.15%, 05/22/2034	1,051,043
1,200,000	5.50%, 05/22/2054	1,279,922
500,000	Vulcan Materials Co 3.90%, 04/01/2027	498,539
1,000,000	Waste Connections Inc 2.20%, 01/15/2032	859,141
1,600,000	Waste Management Inc 4.95%, 07/03/2031	1,665,280
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,226,782
		79,740,587
Technology — 1.91%
1,500,000	Adobe Inc 2.30%, 02/01/2030	1,378,312
1,000,000	Analog Devices Inc 5.05%, 04/01/2034	1,047,127
	Apple Inc
175,000	2.90%, 09/12/2027	171,072
1,500,000	3.00%, 11/13/2027	1,469,831
1,000,000	1.20%, 02/08/2028	920,889
952,000	1.40%, 08/05/2028	873,418
1,000,000	4.15%, 05/10/2030	1,024,809
1,175,000	1.70%, 08/05/2031(a)	1,018,780
1,500,000	3.85%, 05/04/2043	1,351,917
1,500,000	2.65%, 05/11/2050	1,035,351
1,000,000	2.40%, 08/20/2050	662,138
2,175,000	2.70%, 08/05/2051	1,498,312
600,000	3.95%, 08/08/2052	528,784
1,500,000	Applied Materials Inc 4.80%, 06/15/2029	1,546,462
1,000,000	Autodesk Inc 2.40%, 12/15/2031	876,377
	Broadcom Inc
600,000	5.05%, 07/12/2027	613,227
800,000	4.35%, 02/15/2030	798,441
1,425,000	4.15%, 11/15/2030	1,407,206
2,900,000	3.42%, 04/15/2033(b)	2,634,946
573,000	4.93%, 05/15/2037(b)	572,504
175,000	3.50%, 02/15/2041(b)	143,920
800,000	Cadence Design Systems Inc 4.30%, 09/10/2029	803,137
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	962,138
	Dell International LLC / EMC Corp
1,200,000	5.25%, 02/01/2028	1,239,647
76,000	8.10%, 07/15/2036	94,664
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	3.38%, 12/15/2041	$ 785,428
15,000	8.35%, 07/15/2046	20,284
600,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	462,134
	Fiserv Inc
175,000	2.25%, 06/01/2027	166,506
1,000,000	4.20%, 10/01/2028	996,374
1,000,000	5.15%, 08/12/2034	1,025,381
	Hewlett Packard Enterprise Co
500,000	6.10%, 04/01/2026	500,117
800,000	4.55%, 10/15/2029	797,945
370,000	5.00%, 10/15/2034	366,308
500,000	5.60%, 10/15/2054	490,860
2,891,000	HP Inc 2.65%, 06/17/2031	2,556,522
	IBM International Capital Pte Ltd
1,000,000	4.75%, 02/05/2031	1,024,801
1,000,000	5.25%, 02/05/2044	1,018,279
	Intel Corp
1,000,000	3.75%, 08/05/2027	980,304
1,175,000	1.60%, 08/12/2028	1,050,612
175,000	2.00%, 08/12/2031	146,185
1,175,000	2.80%, 08/12/2041	817,382
1,000,000	5.63%, 02/10/2043	993,991
175,000	3.05%, 08/12/2051	112,072
1,000,000	5.70%, 02/10/2053	985,176
600,000	5.05%, 08/05/2062	527,955
	International Business Machines Corp
2,000,000	4.15%, 07/27/2027	2,007,668
1,000,000	4.00%, 06/20/2042	880,362
1,000,000	Intuit Inc 5.13%, 09/15/2028	1,042,041
500,000	KLA Corp 4.95%, 07/15/2052	496,823
1,000,000	Leidos Inc 2.30%, 02/15/2031	868,752
1,200,000	Micron Technology Inc 2.70%, 04/15/2032	1,048,310
	Microsoft Corp
2,000,000	1.35%, 09/15/2030	1,741,155
2,100,000	3.45%, 08/08/2036	1,958,010
1,000,000	2.53%, 06/01/2050	686,431
2,547,000	2.92%, 03/17/2052	1,869,982
	NVIDIA Corp
1,675,000	1.55%, 06/15/2028	1,548,725
500,000	3.50%, 04/01/2050	410,388
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	868,431
	Oracle Corp
1,600,000	2.95%, 04/01/2030	1,487,799
500,000	6.25%, 11/09/2032	553,253
1,900,000	3.85%, 07/15/2036	1,718,266
3,000,000	3.65%, 03/25/2041	2,480,247
175,000	4.00%, 07/15/2046	145,170
175,000	3.60%, 04/01/2050	133,228

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 1,175,000	3.95%, 03/25/2051	$ 945,644
500,000	5.38%, 09/27/2054	499,695
1,000,000	3.85%, 04/01/2060	752,756
1,894,000	Qorvo Inc 4.38%, 10/15/2029	1,835,021
	QUALCOMM Inc
2,500,000	1.30%, 05/20/2028	2,274,534
500,000	3.25%, 05/20/2050	376,878
600,000	4.50%, 05/20/2052	552,487
800,000	Roper Technologies Inc 4.50%, 10/15/2029	804,998
1,175,000	Salesforce Inc 2.70%, 07/15/2041	888,594
1,000,000	Take-Two Interactive Software Inc 4.95%, 03/28/2028	1,020,162
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	882,987
500,000	4.85%, 02/08/2034	519,826
1,000,000	5.15%, 02/08/2054	1,027,453
	VMware LLC
175,000	1.40%, 08/15/2026	165,792
1,000,000	2.20%, 08/15/2031	858,944
1,000,000	Workday Inc 3.80%, 04/01/2032	949,242
		76,798,079
Utilities — 2.16%
2,000,000	AEP Texas Inc 2.10%, 07/01/2030	1,762,267
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	775,809
1,300,000	Alabama Power Co 3.70%, 12/01/2047	1,050,620
1,000,000	Ameren Illinois Co 4.95%, 06/01/2033	1,028,755
1,000,000	American Electric Power Co Inc 5.63%, 03/01/2033	1,055,048
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	815,212
	Appalachian Power Co
140,000	7.00%, 04/01/2038	165,690
1,000,000	3.70%, 05/01/2050	756,399
1,000,000	Arizona Public Service Co 5.70%, 08/15/2034	1,055,728
	Atmos Energy Corp
175,000	5.50%, 06/15/2041	183,478
1,200,000	3.38%, 09/15/2049	908,831
175,000	Avangrid Inc 3.80%, 06/01/2029	170,181
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	489,059
175,000	5.95%, 05/15/2037	190,633
175,000	5.15%, 11/15/2043	176,425
2,735,000	2.85%, 05/15/2051	1,850,682
500,000	Boston Gas Co(b) 3.15%, 08/01/2027	481,847
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	$ 878,751
600,000	CenterPoint Energy Inc 5.40%, 06/01/2029	622,960
1,000,000	CenterPoint Energy Resources Corp 4.40%, 07/01/2032	984,597
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	960,206
	Commonwealth Edison Co
1,000,000	5.30%, 06/01/2034	1,053,315
600,000	5.65%, 06/01/2054	645,095
1,000,000	Connecticut Light & Power Co 5.25%, 01/15/2053	1,022,500
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027	971,990
1,500,000	5.50%, 03/15/2034	1,604,450
1,200,000	5.70%, 05/15/2054	1,299,598
1,000,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	1,058,021
1,000,000	Consumers Energy Co 3.60%, 08/15/2032	945,642
	Dominion Energy Inc
1,500,000	3.38%, 04/01/2030	1,421,662
1,175,000	2.25%, 08/15/2031	1,016,439
175,000	4.70%, 12/01/2044	158,062
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	864,279
	DTE Electric Co
1,000,000	5.20%, 04/01/2033	1,047,598
1,000,000	3.75%, 08/15/2047	813,400
1,000,000	DTE Energy Co 4.88%, 06/01/2028	1,020,986
1,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	915,226
	Duke Energy Corp
2,100,000	2.55%, 06/15/2031	1,856,447
175,000	3.50%, 06/15/2051	129,234
600,000	5.80%, 06/15/2054	633,376
1,500,000	Duke Energy Florida Project Finance LLC 2.86%, 03/01/2033	1,347,014
1,000,000	Duke Energy Ohio Inc 5.25%, 04/01/2033	1,043,908
	Duke Energy Progress LLC
657,000	2.00%, 08/15/2031	563,966
1,400,000	4.15%, 12/01/2044	1,228,281
1,200,000	5.35%, 03/15/2053	1,241,607
442,878	Elm Road Generating Station Supercritical LLC(b) 4.67%, 01/19/2031	431,006
1,200,000	Entergy Arkansas LLC 5.45%, 06/01/2034	1,272,815
175,000	Entergy Corp 2.80%, 06/15/2030	159,881

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 1,200,000	Entergy Louisiana LLC 5.70%, 03/15/2054	$ 1,277,770
	Eversource Energy
600,000	5.50%, 01/01/2034	622,778
1,000,000	3.45%, 01/15/2050	745,559
1,750,000	Exelon Corp 5.30%, 03/15/2033	1,824,824
	Florida Power & Light Co
1,000,000	5.15%, 06/15/2029	1,043,096
140,000	5.96%, 04/01/2039	155,217
1,209,000	5.25%, 02/01/2041	1,240,905
171,000	4.05%, 10/01/2044	151,353
800,000	3.15%, 10/01/2049	587,597
1,000,000	Georgia Power Co 3.25%, 03/15/2051	737,622
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	169,173
1,000,000	ITC Holdings Corp(b) 4.95%, 09/22/2027	1,014,959
500,000	Jersey Central Power & Light Co(a) 6.15%, 06/01/2037	554,016
175,000	Kentucky Utilities Co 5.13%, 11/01/2040	175,683
	MidAmerican Energy Co
1,000,000	5.35%, 01/15/2034	1,061,436
1,175,000	2.70%, 08/01/2052	773,252
	National Rural Utilities Cooperative Finance Corp
1,000,000	5.05%, 09/15/2028	1,032,707
1,000,000	2.75%, 04/15/2032	894,674
	NextEra Energy Capital Holdings Inc
1,500,000	4.63%, 07/15/2027	1,522,461
1,200,000	5.05%, 02/28/2033	1,235,323
	NiSource Inc
1,000,000	5.20%, 07/01/2029	1,035,451
600,000	5.35%, 04/01/2034	622,925
1,000,000	Northern States Power Co 4.00%, 08/15/2045	858,497
1,000,000	Oklahoma Gas & Electric Co 5.40%, 01/15/2033	1,050,629
2,000,000	Oncor Electric Delivery Co LLC 2.70%, 11/15/2051	1,294,549
1,000,000	ONE Gas Inc 4.25%, 09/01/2032	986,824
1,400,000	Pacific Gas & Electric Co 4.95%, 07/01/2050	1,273,115
1,000,000	PECO Energy Co 4.38%, 08/15/2052	899,591
1,000,000	PPL Electric Utilities Corp 5.25%, 05/15/2053	1,033,827
175,000	Progress Energy Inc 7.75%, 03/01/2031	205,017
1,000,000	Public Service Co of Colorado 5.75%, 05/15/2054	1,083,170
	Public Service Electric & Gas Co
1,000,000	5.20%, 08/01/2033	1,052,984
Principal Amount		Fair Value
Utilities — (continued)
$ 800,000	5.30%, 08/01/2054	$ 838,088
175,000	Public Service Enterprise Group Inc 1.60%, 08/15/2030	149,589
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	665,886
	Southern California Edison Co
500,000	5.15%, 06/01/2029	518,724
1,000,000	5.45%, 06/01/2031	1,058,100
1,400,000	5.75%, 04/15/2054	1,497,544
1,000,000	Southern California Gas Co 5.60%, 04/01/2054	1,060,045
	Southern Co
1,500,000	3.70%, 04/30/2030	1,449,759
1,000,000	5.70%, 03/15/2034	1,073,317
500,000	4.40%, 07/01/2046	448,454
1,000,000	Southwest Gas Corp 5.80%, 12/01/2027	1,039,485
500,000	Tampa Electric Co 5.00%, 07/15/2052	486,127
1,200,000	Union Electric Co 5.20%, 04/01/2034	1,254,372
	Virginia Electric & Power Co
500,000	3.75%, 05/15/2027	496,145
500,000	3.80%, 09/15/2047	406,126
1,000,000	5.35%, 01/15/2054	1,022,579
800,000	Wisconsin Electric Power Co 4.60%, 10/01/2034	801,930
1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	961,207
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	160,557
1,000,000	4.60%, 06/01/2032	990,683
		86,724,677
TOTAL CORPORATE BONDS AND NOTES — 24.51% (Cost $1,011,405,064)		$983,655,661
FOREIGN GOVERNMENT BONDS AND NOTES
500,000	African Development Bank 4.38%, 03/14/2028	512,119
	Asian Development Bank
1,000,000	4.25%, 01/09/2026	1,003,593
3,000,000	4.88%, 05/21/2026	3,051,383
1,000,000	3.13%, 08/20/2027	986,509
1,000,000	3.75%, 04/25/2028	1,004,157
1,000,000	4.50%, 08/25/2028	1,032,008
1,000,000	1.88%, 03/15/2029	928,177
1,000,000	3.88%, 06/14/2033	1,001,523
1,000,000	Asian Infrastructure Investment Bank 4.13%, 01/18/2029	1,019,240
1,500,000	Canada Government International Bond 0.75%, 05/19/2026	1,427,662

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Chile Government International Bond
$ 500,000	2.75%, 01/31/2027	$ 482,905
1,000,000	4.95%, 01/05/2036	1,012,506
2,500,000	3.50%, 01/25/2050	1,918,636
500,000	3.25%, 09/21/2071	333,416
1,000,000	Corp Andina de Fomento(a) 4.13%, 01/07/2028	1,004,390
700,000	Council of Europe Development Bank 0.88%, 09/22/2026	662,010
500,000	Council Of Europe Development Bank 4.13%, 01/24/2029	508,789
	European Bank for Reconstruction & Development
1,000,000	4.38%, 03/09/2028	1,024,472
1,000,000	4.13%, 01/25/2029	1,018,525
	European Investment Bank
2,000,000	1.38%, 03/15/2027	1,894,866
1,000,000	3.25%, 11/15/2027	989,936
2,000,000	3.88%, 03/15/2028	2,017,428
1,000,000	1.75%, 03/15/2029(a)	923,182
1,000,000	3.63%, 07/15/2030	998,002
1,000,000	3.75%, 02/14/2033	992,975
1,000,000	4.13%, 02/13/2034	1,019,700
	Export Development Canada
1,000,000	4.38%, 06/29/2026	1,008,739
1,000,000	3.88%, 02/14/2028	1,006,676
	Export-Import Bank of Korea
1,000,000	2.63%, 05/26/2026	976,030
1,000,000	5.13%, 01/11/2033	1,047,625
1,000,000	4.63%, 06/07/2033(b)	1,013,758
	Hungary Government International Bond(b)
1,000,000	2.13%, 09/22/2031	828,780
1,000,000	3.13%, 09/21/2051	666,500
	Indonesia Government International Bond
1,000,000	3.50%, 01/11/2028	981,550
1,000,000	4.65%, 09/20/2032	1,007,870
1,000,000	5.65%, 01/11/2053	1,084,000
	Inter-American Development Bank
1,500,000	0.88%, 04/20/2026	1,432,870
1,000,000	4.38%, 02/01/2027	1,014,942
2,000,000	1.13%, 07/20/2028	1,825,424
1,000,000	4.13%, 02/15/2029	1,019,762
1,000,000	3.50%, 04/12/2033	973,125
500,000	4.50%, 09/13/2033	522,723
1,000,000	Inter-American Investment Corp 4.75%, 09/19/2028	1,038,405
	International Bank for Reconstruction & Development
1,000,000	0.75%, 11/24/2027	915,571
9,500,000	1.13%, 09/13/2028	8,639,471
1,000,000	4.00%, 07/25/2030	1,016,282
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 500,000	0.75%, 08/26/2030	$ 422,647
2,000,000	1.25%, 02/10/2031	1,720,476
	International Finance Corp
500,000	4.38%, 01/15/2027	507,202
500,000	4.50%, 07/13/2028	516,560
	Israel Government International Bond
1,000,000	3.25%, 01/17/2028	944,480
1,000,000	4.50%, 01/17/2033	939,600
4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,866,120
	Korea Development Bank
1,000,000	2.25%, 02/24/2027	962,016
470,000	1.38%, 04/25/2027(a)	440,907
1,000,000	4.50%, 02/15/2029	1,018,553
1,000,000	4.25%, 09/08/2032	987,340
	Mexico Government International Bond
500,000	5.40%, 02/09/2028	510,575
1,000,000	5.00%, 05/07/2029	1,005,578
2,000,000	4.75%, 04/27/2032	1,922,651
1,000,000	4.88%, 05/19/2033	957,997
500,000	3.50%, 02/12/2034	425,387
2,750,000	4.60%, 01/23/2046	2,238,988
500,000	5.00%, 04/27/2051	421,333
1,000,000	6.34%, 05/04/2053	992,980
1,000,000	3.77%, 05/24/2061	652,155
1,000,000	Nordic Investment Bank 3.38%, 09/08/2027	991,903
	Panama Government International Bond
1,200,000	3.16%, 01/23/2030	1,072,228
1,600,000	6.40%, 02/14/2035	1,632,533
800,000	6.85%, 03/28/2054	808,776
400,000	Perusahaan Penerbit SBSN Indonesia III(b) 4.70%, 06/06/2032	404,787
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	911,000
500,000	3.00%, 01/15/2034	428,582
1,000,000	3.55%, 03/10/2051(a)	755,355
320,000	5.88%, 08/08/2054	335,425
	Philippine Government International Bond
2,000,000	3.00%, 02/01/2028	1,925,160
200,000	5.61%, 04/13/2033	214,285
1,000,000	5.00%, 07/17/2033	1,031,212
2,000,000	2.95%, 05/05/2045	1,474,456
1,000,000	Province of Alberta Canada 4.50%, 01/24/2034	1,024,448
	Province of British Columbia Canada
3,000,000	1.30%, 01/29/2031	2,562,773
1,000,000	4.20%, 07/06/2033	1,004,672
	Province of Manitoba Canada
500,000	2.13%, 06/22/2026(a)	485,152
500,000	4.30%, 07/27/2033	503,905

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Province of Ontario Canada
$ 1,000,000	0.63%, 01/21/2026	$ 956,678
1,000,000	1.13%, 10/07/2030	853,310
1,500,000	1.80%, 10/14/2031	1,300,781
3,200,000	Province of Quebec Canada 1.35%, 05/28/2030	2,792,639
1,000,000	Republic of Italy Government International Bond 3.88%, 05/06/2051	735,794
	Republic of Poland Government International Bond
500,000	5.50%, 11/16/2027	521,968
1,000,000	5.75%, 11/16/2032	1,073,766
1,000,000	4.88%, 10/04/2033	1,016,517
	Svensk Exportkredit AB
1,000,000	4.13%, 06/14/2028(a)	1,013,783
1,000,000	4.88%, 10/04/2030	1,054,517
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	501,842
500,000	5.75%, 10/28/2034	541,836
500,000	4.98%, 04/20/2055	485,070
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.71% (Cost $112,904,736)		$108,656,910
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.75%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	485,395
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	292,432
	Series 2019-BN20 Class ASB
2,199,507	2.93%, 09/15/2062	2,119,219
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,912,992
	BBCMS Mortgage Trust
	Series 2021-C10 Class A5
1,500,000	2.49%, 07/15/2054	1,338,321
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	870,894
	Benchmark Mortgage Trust
	Series 2018-B4 Class A5
1,100,000	4.12%, 07/15/2051(c)	1,085,868
	Series 2018-B7 Class A3
2,200,000	4.24%, 05/15/2053	2,124,574
	Series 2019-B9 Class A4
650,000	3.75%, 03/15/2052	625,185
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-IG1 Class A3
$ 322,000	2.69%, 09/15/2043	$ 268,802
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	856,969
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	968,045
	Citigroup Commercial Mortgage Trust
	Series 2015-GC31 Class A4
1,000,000	3.76%, 06/10/2048	986,361
	Series 2018-C6 Class A4
2,095,000	4.41%, 11/10/2051	2,042,230
238,000	COMM Mortgage Trust Series 2018-COR3 Class A3 4.23%, 05/10/2051	230,674
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,765,122
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
3,115,000	3.44%, 11/10/2049(c)	3,045,018
	Series 2019-GC42 Class A4
1,000,000	3.00%, 09/10/2052	926,691
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	598,671
1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	1,517,141
1,000,000	Morgan Stanley Capital I Trust Series 2018-H3 Class A5 4.18%, 07/15/2051	983,546
	Wells Fargo Commercial Mortgage Trust
	Series 2019-C52 Class A5
2,400,000	2.89%, 08/15/2052	2,217,838
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	915,135
		30,177,123
U.S. Government Agency — 26.14%
	Federal Home Loan Mortgage Corp
48,414	4.00%, 05/01/2026	48,151
44,387	3.00%, 01/01/2027	43,756
1,376	7.50%, 05/01/2027	1,395
173,559	2.50%, 11/01/2028	169,232
116,049	3.00%, 01/01/2029	113,862

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 376,342	3.00%, 02/01/2029	$ 368,705
5,412	6.50%, 04/01/2029	5,583
916	7.50%, 08/01/2030	953
1,052,303	2.50%, 12/01/2031	1,011,858
189,863	2.50%, 02/01/2032	182,289
121,242	3.50%, 04/01/2032	119,202
29,634	6.50%, 11/01/2032	30,732
191,021	3.00%, 04/01/2033	186,062
106,214	3.50%, 05/01/2033	104,749
147,835	3.50%, 06/01/2033	144,796
228,281	4.00%, 07/01/2033	228,256
848,522	3.00%, 01/01/2034	824,561
112,942	3.50%, 03/01/2034	111,738
221,430	4.00%, 06/01/2034	220,947
181,338	3.50%, 09/01/2034	178,667
293,418	2.00%, 10/01/2034	270,892
593,707	3.00%, 12/01/2034	574,388
703,794	2.50%, 02/01/2035	665,632
181,759	2.50%, 03/01/2035	171,219
469,392	1.50%, 07/01/2035	421,784
1,511,555	2.00%, 07/01/2035	1,392,490
463,861	3.00%, 07/01/2035	447,051
651,499	2.00%, 08/01/2035	600,329
896,799	2.00%, 10/01/2035	827,337
1,366,830	1.50%, 12/01/2035	1,228,167
135,762	2.00%, 12/01/2035	125,095
1,395,858	2.00%, 01/01/2036	1,283,568
1,245,503	1.50%, 02/01/2036	1,117,551
435,565	2.00%, 02/01/2036	399,252
1,390,288	2.50%, 02/01/2036	1,313,939
274,442	2.00%, 03/01/2036	251,859
7,134	6.00%, 03/01/2036	7,525
7,138	6.00%, 04/01/2036	7,531
502,644	1.00%, 05/01/2036	439,705
467,559	1.50%, 05/01/2036	418,364
895,156	2.00%, 05/01/2036	821,218
258,068	1.50%, 06/01/2036	231,547
29,279	5.00%, 06/01/2036	30,055
1,158,026	1.50%, 07/01/2036	1,037,654
214,662	1.00%, 08/01/2036	187,778
747,078	1.50%, 09/01/2036	668,899
688,035	2.00%, 09/01/2036	630,646
559,137	3.00%, 09/01/2036	533,675
2,977,886	2.00%, 10/01/2036	2,723,542
1,956,639	2.50%, 10/01/2036	1,834,629
2,229,992	1.50%, 12/01/2036	1,991,149
950,518	1.50%, 01/01/2037	848,708
351,053	1.50%, 03/01/2037	313,294
1,293,668	2.00%, 03/01/2037	1,190,290
1,030,559	2.00%, 04/01/2037	942,463
398,350	1.50%, 05/01/2037	355,504
1,198,211	1.50%, 06/01/2037	1,069,179
341,261	4.00%, 07/01/2037	338,089
421,823	5.00%, 10/01/2037	427,460
177,215	4.50%, 11/01/2037	177,910
11,950	5.50%, 11/01/2037	12,319
194,669	4.00%, 12/01/2037	193,242
570,185	4.50%, 12/01/2037	571,721
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 8,788	5.50%, 12/01/2037	$ 8,897
554,233	3.50%, 01/01/2038	542,535
296,224	4.00%, 05/01/2038	294,053
289,735	5.50%, 07/01/2038	295,785
77,649	3.50%, 10/01/2038	75,152
315,864	5.50%, 11/01/2038	322,462
63,465	5.00%, 12/01/2039	65,453
653,193	3.00%, 02/01/2040	612,822
142,736	5.00%, 02/01/2040	147,209
117,982	5.00%, 05/01/2040	121,679
214,593	2.50%, 07/01/2040	193,644
184,624	2.50%, 08/01/2040	167,816
59,952	5.00%, 08/01/2040	61,829
1,099,933	2.00%, 10/01/2040	962,327
353,213	1.50%, 11/01/2040	297,938
460,862	2.00%, 12/01/2040	402,918
703,205	2.50%, 12/01/2040	636,895
552,152	4.00%, 02/01/2041	546,549
687,679	2.00%, 03/01/2041	600,563
93,655	4.00%, 04/01/2041	92,705
229,566	1.50%, 05/01/2041	192,872
1,173,181	2.00%, 07/01/2041	1,023,092
323,671	2.50%, 07/01/2041	293,130
479,587	2.00%, 08/01/2041	418,118
1,573,289	2.00%, 10/01/2041	1,370,535
568,971	2.00%, 11/01/2041	495,118
596,122	1.50%, 12/01/2041	500,821
660,880	2.50%, 04/01/2042	593,578
436,672	2.50%, 09/01/2042	392,068
276,663	3.50%, 11/01/2042	264,455
235,837	3.50%, 05/01/2043	225,426
351,571	4.00%, 11/01/2043	346,264
324,872	3.50%, 11/01/2044	309,359
1,030,368	3.00%, 04/01/2045	952,453
572,567	3.00%, 08/01/2045	529,060
346,411	3.50%, 10/01/2045	327,255
944,507	3.50%, 04/01/2046	892,289
2,303,745	3.00%, 02/01/2047	2,119,337
972,533	3.50%, 02/01/2047	917,750
912,474	4.00%, 02/01/2047	897,926
468,785	2.50%, 03/01/2047	416,045
1,061,855	3.50%, 07/01/2047	1,014,060
459,138	3.50%, 11/01/2047	433,759
443,536	4.00%, 11/01/2047	431,896
267,019	4.50%, 01/01/2048	266,428
988,762	3.50%, 02/01/2048	934,085
335,811	4.00%, 03/01/2048	326,640
977,422	3.50%, 08/01/2048	916,308
188,102	4.00%, 08/01/2048	182,963
116,732	4.50%, 08/01/2048	116,127
145,085	4.00%, 09/01/2048	141,277
2,698,014	4.00%, 11/01/2048	2,624,420
58,909	4.00%, 01/01/2049	57,381
1,106,124	3.50%, 05/01/2049	1,047,718
3,862,613	3.50%, 06/01/2049	3,645,137
478,531	5.50%, 06/01/2049	493,076
324,333	4.50%, 08/01/2049	323,072
423,469	5.00%, 08/01/2049	429,654

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,427,944	3.00%, 09/01/2049	$ 1,300,889
427,607	4.00%, 09/01/2049	415,924
707,366	2.50%, 10/01/2049	618,262
301,692	3.00%, 10/01/2049	276,465
62,735	3.50%, 10/01/2049	59,142
158,639	4.00%, 10/01/2049	154,305
881,233	4.50%, 11/01/2049	877,625
1,714,591	3.50%, 12/01/2049	1,617,928
371,686	3.50%, 01/01/2050	351,670
1,299,657	3.00%, 02/01/2050	1,187,549
130,521	3.00%, 03/01/2050	119,423
162,092	5.00%, 03/01/2050	164,687
340,139	3.00%, 04/01/2050	310,796
520,908	3.50%, 04/01/2050	492,302
1,511,345	2.50%, 05/01/2050	1,320,536
615,622	4.00%, 05/01/2050	599,744
3,498,056	2.50%, 07/01/2050	3,046,552
87,763	4.00%, 07/01/2050	85,326
698,158	4.50%, 07/01/2050	690,988
1,169,646	2.00%, 08/01/2050	975,413
2,689,108	3.00%, 08/01/2050	2,451,340
5,552,364	2.00%, 09/01/2050	4,630,937
2,681,181	2.50%, 09/01/2050	2,338,113
3,146,078	3.00%, 09/01/2050	2,863,314
184,615	3.50%, 09/01/2050	173,905
92,897	4.00%, 09/01/2050	90,361
866,216	2.00%, 10/01/2050	724,913
891,213	2.50%, 10/01/2050	773,920
3,274,167	3.00%, 10/01/2050	2,982,226
2,161,981	1.50%, 11/01/2050	1,712,828
6,605,737	2.00%, 11/01/2050	5,504,298
901,483	2.50%, 11/01/2050	790,881
1,795,484	1.50%, 12/01/2050	1,421,714
4,630,084	2.00%, 12/01/2050	3,856,886
442,626	3.00%, 12/01/2050	401,311
6,889,199	2.00%, 01/01/2051	5,740,896
6,482,594	2.50%, 01/01/2051	5,644,536
4,068,495	1.50%, 03/01/2051	3,223,202
8,206,304	2.00%, 03/01/2051	6,824,157
800,488	1.50%, 04/01/2051	633,048
528,532	2.50%, 04/01/2051	459,286
3,811,647	2.00%, 05/01/2051	3,177,919
4,159,572	2.50%, 05/01/2051	3,622,054
981,673	1.50%, 06/01/2051	775,815
1,063,785	3.50%, 06/01/2051	996,764
3,275,174	2.00%, 08/01/2051	2,720,123
1,381,562	2.50%, 08/01/2051	1,200,082
4,251,061	2.50%, 09/01/2051	3,707,983
3,007,113	1.50%, 10/01/2051	2,380,719
9,699,417	2.00%, 10/01/2051	8,044,388
11,316,474	2.50%, 10/01/2051	9,860,140
9,257,801	2.00%, 11/01/2051	7,678,327
4,462,168	2.50%, 11/01/2051	3,866,250
5,235,863	2.00%, 12/01/2051	4,338,445
3,767,432	2.50%, 12/01/2051	3,279,129
3,606,253	3.00%, 12/01/2051	3,243,318
2,141,139	2.00%, 01/01/2052	1,773,657
6,393,575	2.50%, 01/01/2052	5,593,750
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 830,459	3.00%, 01/01/2052	$ 746,799
684,519	2.00%, 02/01/2052	565,958
2,068,346	2.50%, 02/01/2052	1,799,954
3,661,402	2.00%, 03/01/2052	3,046,264
2,961,491	3.00%, 03/01/2052	2,669,150
365,507	3.50%, 03/01/2052	342,127
4,543,929	2.50%, 04/01/2052	3,932,115
295,733	3.00%, 04/01/2052	269,391
2,045,593	3.50%, 04/01/2052	1,909,796
6,267,394	3.00%, 05/01/2052	5,626,841
1,338,833	4.00%, 05/01/2052	1,287,913
913,947	3.00%, 06/01/2052	825,564
4,381,905	3.50%, 06/01/2052	4,089,845
523,867	4.50%, 06/01/2052	515,620
1,974,922	2.50%, 07/01/2052	1,709,851
348,904	3.50%, 07/01/2052	328,727
571,178	4.50%, 07/01/2052	561,837
290,675	5.00%, 07/01/2052	290,751
645,871	3.50%, 08/01/2052	609,265
4,063,170	4.00%, 08/01/2052	3,904,236
2,701,770	2.50%, 09/01/2052	2,341,911
517,895	4.00%, 09/01/2052	503,605
7,036,087	4.50%, 09/01/2052	6,933,264
2,581,274	5.00%, 09/01/2052	2,584,944
3,168,343	3.50%, 10/01/2052	2,953,888
2,091,966	4.00%, 10/01/2052	2,012,069
442,720	4.50%, 10/01/2052	435,882
511,582	5.00%, 10/01/2052	516,294
400,083	5.50%, 10/01/2052	405,358
254,491	6.00%, 10/01/2052	260,933
547,042	4.50%, 11/01/2052	549,432
2,248,298	5.00%, 11/01/2052	2,250,506
571,452	5.50%, 11/01/2052	579,695
719,347	4.50%, 12/01/2052	707,381
3,081,970	5.00%, 12/01/2052	3,094,563
904,002	5.50%, 12/01/2052	921,270
427,178	6.00%, 12/01/2052	438,087
524,766	5.00%, 01/01/2053	527,322
1,032,925	5.50%, 01/01/2053	1,047,672
1,692,399	6.00%, 01/01/2053	1,743,750
661,532	5.50%, 02/01/2053	671,464
256,056	6.50%, 02/01/2053	264,835
702,964	5.00%, 03/01/2053	704,362
567,152	5.50%, 03/01/2053	578,911
602,011	4.50%, 04/01/2053	591,849
1,115,076	5.50%, 04/01/2053	1,136,983
825,655	5.00%, 05/01/2053	830,775
2,874,401	5.50%, 05/01/2053	2,908,433
650,309	4.50%, 06/01/2053	639,416
719,030	5.00%, 06/01/2053	728,815
817,843	5.50%, 06/01/2053	830,311
1,250,797	5.00%, 07/01/2053	1,250,675
414,413	5.50%, 07/01/2053	421,911
662,617	6.00%, 07/01/2053	681,938
2,039,064	5.00%, 08/01/2053	2,037,763
413,083	5.50%, 08/01/2053	417,936
995,634	6.00%, 08/01/2053	1,033,370
347,385	6.50%, 08/01/2053	364,716

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 376,335	5.00%, 09/01/2053	$ 376,240
706,644	6.50%, 09/01/2053	735,223
1,725,213	5.50%, 10/01/2053	1,745,264
6,413,349	6.00%, 10/01/2053	6,580,222
959,410	6.50%, 10/01/2053	990,329
1,126,578	5.00%, 11/01/2053	1,125,919
583,150	5.50%, 11/01/2053	590,026
383,106	6.00%, 11/01/2053	401,637
915,475	6.50%, 11/01/2053	956,005
1,203,215	5.50%, 12/01/2053	1,217,165
3,544,113	6.00%, 01/01/2054	3,641,869
1,565,115	5.50%, 02/01/2054	1,609,698
513,348	7.00%, 04/01/2054	533,463
3,874,915	6.50%, 05/01/2054	3,994,575
2,760,694	5.50%, 06/01/2054	2,792,847
9,752,495	6.00%, 08/01/2054	9,967,439
1,615,430	6.50%, 08/01/2054	1,665,234
4,947,232	5.50%, 09/01/2054	5,004,854
3,912,328	6.00%, 09/01/2054	3,999,256
1,000,000	5.00%, 10/01/2054	999,365
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	987,241
	Series K061 Class A2
1,846,275	3.35%, 11/25/2026(c)	1,818,570
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,077,455
	Series K077 Class A2
2,750,000	3.85%, 05/25/2028(c)	2,738,591
	Series K084 Class A2
1,500,000	3.78%, 10/25/2028(c)	1,489,587
	Series K087 Class A2
1,565,000	3.77%, 12/25/2028	1,553,383
	Series K092 Class A2
2,150,000	3.30%, 04/25/2029	2,091,013
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,375,360
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	932,951
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,890,050
	Series K104 Class A2
300,000	2.25%, 01/25/2030	276,174
	Series K127 Class A2
500,000	2.11%, 01/25/2031	447,094
	Series K130 Class A2
1,800,000	1.72%, 06/25/2031	1,560,687
	Series K154 Class A2
1,900,000	3.42%, 04/25/2032	1,851,454
	Series KJ37 Class A2
500,000	2.33%, 11/25/2030	461,425
	Federal National Mortgage Association
630,014	2.50%, 06/01/2028	613,488
9,116	6.00%, 01/01/2029	9,369
155,130	3.00%, 03/01/2029	151,828
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 109,617	3.50%, 04/01/2029	$ 108,413
62,907	3.50%, 09/01/2029	62,225
98,740	4.00%, 09/01/2030	98,354
314,376	3.00%, 10/01/2030	306,726
26,518	8.00%, 10/01/2030	26,579
686,654	2.50%, 09/01/2031	660,191
183,830	2.00%, 10/01/2031	174,341
90,685	3.50%, 01/01/2032	89,038
609,585	3.50%, 02/01/2032	600,231
24,240	6.50%, 06/01/2032	24,987
269,408	3.00%, 08/01/2032	261,758
22,978	6.50%, 08/01/2032	23,686
897,335	3.00%, 10/01/2032	865,616
71,461	3.00%, 11/01/2032	69,150
238,079	2.50%, 01/01/2033	230,074
308,317	3.00%, 02/01/2033	296,624
87,692	5.50%, 03/01/2033	90,430
337,859	3.00%, 04/01/2033	325,554
14,746	5.00%, 09/01/2033	15,121
1,340,079	3.00%, 12/01/2033	1,301,623
18,150	5.50%, 01/01/2034	18,732
121,226	4.00%, 02/01/2034	120,825
178,690	3.50%, 03/01/2034	176,169
71,167	5.50%, 03/01/2034	73,826
65,748	5.50%, 05/01/2034	67,801
226,933	3.50%, 07/01/2034	224,452
163,288	2.50%, 09/01/2034	154,618
189,493	3.00%, 02/01/2035	183,406
20,299	5.50%, 02/01/2035	20,932
237,946	3.00%, 03/01/2035	228,501
716,434	3.00%, 04/01/2035	690,477
211,904	5.00%, 05/01/2035	217,262
618,284	2.00%, 06/01/2035	569,724
641,689	2.50%, 06/01/2035	606,034
261,457	3.50%, 06/01/2035	257,608
252,358	1.50%, 07/01/2035	226,761
4,705	5.00%, 07/01/2035	4,824
453,582	2.00%, 09/01/2035	417,643
189,310	3.50%, 09/01/2035	187,106
45,481	5.00%, 09/01/2035	46,670
667,976	1.50%, 10/01/2035	599,807
48,115	5.00%, 10/01/2035	49,356
36,008	6.00%, 10/01/2035	37,949
37,680	5.50%, 11/01/2035	39,026
1,553,516	2.00%, 12/01/2035	1,431,459
735,799	2.00%, 01/01/2036	675,251
737,114	2.50%, 01/01/2036	696,179
738,083	1.50%, 02/01/2036	662,261
2,086,460	2.00%, 02/01/2036	1,916,059
336,784	3.50%, 04/01/2036	327,561
45,245	6.00%, 04/01/2036	47,639
758,221	1.50%, 05/01/2036	678,671
1,244,488	2.00%, 05/01/2036	1,141,697
600,402	2.50%, 05/01/2036	563,732
1,742,407	2.00%, 06/01/2036	1,594,187
3,843,447	2.50%, 06/01/2036	3,610,971
924,114	1.50%, 07/01/2036	826,875
319,578	2.50%, 07/01/2036	300,898

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 257,233	1.50%, 08/01/2036	$ 231,120
449,377	2.00%, 08/01/2036	414,742
3,302	6.50%, 08/01/2036	3,425
1,362,278	1.50%, 09/01/2036	1,215,562
1,980,966	2.00%, 09/01/2036	1,815,745
151,724	1.00%, 10/01/2036	132,356
2,725,408	1.50%, 10/01/2036	2,437,956
657,287	2.00%, 10/01/2036	601,949
330,681	2.50%, 10/01/2036	310,053
1,124,790	1.50%, 11/01/2036	1,009,188
3,764,429	2.00%, 11/01/2036	3,455,201
343,238	2.50%, 11/01/2036	322,471
27,814	5.50%, 11/01/2036	28,819
460,147	1.50%, 12/01/2036	410,867
416,024	6.00%, 12/01/2036	437,117
1,733,914	1.50%, 01/01/2037	1,548,197
1,774,276	2.00%, 01/01/2037	1,624,901
689,302	3.00%, 01/01/2037	657,760
1,294,547	2.00%, 02/01/2037	1,187,664
1,153,107	2.00%, 03/01/2037	1,060,773
891,114	2.00%, 04/01/2037	816,038
894,262	3.00%, 04/01/2037	857,377
534,337	3.50%, 07/01/2037	524,839
21,091	5.00%, 07/01/2037	21,627
399,612	2.50%, 08/01/2037	374,738
121,833	5.50%, 08/01/2037	126,132
593,640	3.00%, 09/01/2037	569,149
383,542	4.00%, 12/01/2037	380,863
208,192	5.50%, 01/01/2038	214,253
538,649	2.50%, 02/01/2038	504,704
98,497	6.00%, 03/01/2038	103,749
47,221	5.50%, 07/01/2038	48,736
325,602	5.00%, 09/01/2038	329,554
33,017	2.50%, 05/01/2039	30,491
30,062	6.00%, 05/01/2039	31,677
211,048	4.50%, 08/01/2039	213,461
262,136	5.00%, 08/01/2039	270,053
990,009	5.00%, 09/01/2039	1,002,034
209,675	5.00%, 12/01/2039	216,007
109,459	4.50%, 03/01/2040	110,711
525,505	2.50%, 05/01/2040	479,190
668,914	3.00%, 05/01/2040	640,064
1,660,878	2.00%, 06/01/2040	1,462,011
157,441	5.00%, 06/01/2040	162,197
127,341	4.50%, 08/01/2040	128,795
447,967	2.00%, 09/01/2040	393,579
250,047	2.50%, 09/01/2040	227,285
604,951	3.00%, 09/01/2040	574,230
834,156	2.00%, 11/01/2040	729,199
83,682	4.50%, 11/01/2040	84,639
110,756	5.00%, 11/01/2040	114,102
281,754	1.50%, 01/01/2041	237,435
498,273	2.00%, 02/01/2041	435,339
1,039,844	4.00%, 02/01/2041	1,028,165
433,252	4.50%, 03/01/2041	438,210
402,472	2.00%, 04/01/2041	352,035
222,192	2.00%, 05/01/2041	194,224
309,747	5.00%, 05/01/2041	319,103
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 315,529	2.00%, 06/01/2041	$ 275,633
759,093	2.00%, 08/01/2041	661,250
522,187	1.50%, 09/01/2041	438,738
1,041,154	2.50%, 09/01/2041	942,913
700,027	1.50%, 10/01/2041	588,158
963,822	2.00%, 10/01/2041	839,228
858,156	2.50%, 10/01/2041	776,594
143,997	4.50%, 10/01/2041	145,645
1,303,484	1.50%, 12/01/2041	1,051,338
740,119	2.00%, 12/01/2041	643,756
419,866	3.50%, 12/01/2041	401,939
413,400	4.00%, 01/01/2042	408,759
868,556	2.00%, 03/01/2042	755,057
1,064,999	1.50%, 04/01/2042	894,791
426,855	3.00%, 06/01/2042	395,198
414,187	3.50%, 08/01/2042	397,754
254,124	3.00%, 09/01/2042	235,886
649,950	3.00%, 12/01/2042	602,749
698,573	3.00%, 02/01/2043	649,283
328,712	5.00%, 03/01/2043	331,438
297,198	3.00%, 04/01/2043	275,615
526,869	3.50%, 04/01/2043	501,634
1,206,742	3.50%, 05/01/2043	1,152,233
133,490	4.00%, 07/01/2043	131,281
539,981	3.00%, 08/01/2043	500,788
317,899	3.50%, 08/01/2043	303,528
145,874	4.00%, 09/01/2043	143,460
326,001	3.50%, 08/01/2044	310,593
577,984	4.00%, 08/01/2044	569,615
184,707	4.00%, 06/01/2045	180,348
1,318,520	2.50%, 07/01/2045	1,170,671
1,139,629	3.50%, 07/01/2045	1,076,452
404,933	3.50%, 11/01/2045	381,925
776,156	1.50%, 02/01/2046	623,183
1,168,585	3.50%, 02/01/2046	1,102,757
645,883	4.00%, 03/01/2046	632,239
1,247,032	3.00%, 06/01/2046	1,147,763
1,429,488	3.00%, 09/01/2046	1,304,268
997,266	4.00%, 09/01/2046	977,431
315,738	2.50%, 10/01/2046	281,230
1,264,859	3.00%, 10/01/2046	1,162,369
250,357	4.00%, 10/01/2046	244,295
712,586	3.00%, 12/01/2046	653,798
340,261	3.50%, 12/01/2046	321,092
218,369	4.00%, 03/01/2047	212,315
311,350	4.00%, 06/01/2047	302,459
243,131	4.00%, 07/01/2047	236,187
4,194,701	3.50%, 10/01/2047	3,958,377
804,866	4.00%, 10/01/2047	782,873
864,589	4.50%, 02/01/2048	861,583
646,641	3.50%, 05/01/2048	610,202
304,465	4.50%, 05/01/2048	306,004
279,252	4.00%, 10/01/2048	271,621
307,761	4.00%, 11/01/2048	299,356
2,276,597	4.50%, 11/01/2048	2,270,324
255,535	5.00%, 11/01/2048	259,783
1,246,539	4.00%, 01/01/2049	1,209,350
331,624	4.50%, 02/01/2049	329,577

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 514,999	3.50%, 03/01/2049	$ 485,377
789,416	3.50%, 05/01/2049	746,587
1,015,953	3.50%, 06/01/2049	958,712
1,972,997	4.00%, 06/01/2049	1,919,094
946,710	3.50%, 07/01/2049	895,725
2,594,754	4.00%, 07/01/2049	2,526,974
793,359	4.50%, 07/01/2049	789,213
1,266,370	3.50%, 08/01/2049	1,194,995
898,999	4.00%, 08/01/2049	871,147
357,689	3.00%, 09/01/2049	326,836
836,518	3.50%, 09/01/2049	789,366
292,131	4.50%, 09/01/2049	291,976
778,629	4.50%, 10/01/2049	774,738
1,234,457	3.50%, 11/01/2049	1,172,010
3,560,019	3.00%, 12/01/2049	3,245,305
1,008,379	3.50%, 12/01/2049	953,628
2,308,207	2.50%, 01/01/2050	2,016,495
745,179	3.00%, 01/01/2050	680,904
323,434	4.00%, 01/01/2050	313,204
3,179,273	3.00%, 02/01/2050	2,898,747
475,999	4.50%, 02/01/2050	471,809
2,628,751	3.00%, 03/01/2050	2,400,976
558,425	3.50%, 03/01/2050	525,822
836,729	4.00%, 03/01/2050	813,873
424,475	3.00%, 04/01/2050	387,507
1,261,581	4.50%, 04/01/2050	1,265,117
1,335,250	2.50%, 05/01/2050	1,164,052
666,263	3.50%, 05/01/2050	628,436
6,965,855	2.50%, 06/01/2050	6,079,044
290,538	4.00%, 06/01/2050	282,469
143,551	4.50%, 06/01/2050	142,451
360,709	2.50%, 07/01/2050	314,564
3,150,599	3.00%, 07/01/2050	2,870,815
484,236	4.00%, 07/01/2050	469,384
3,792,487	2.00%, 08/01/2050	3,145,544
3,704,718	2.50%, 08/01/2050	3,238,113
590,580	4.00%, 08/01/2050	575,572
2,384,440	2.00%, 09/01/2050	1,996,450
1,006,669	2.50%, 09/01/2050	877,883
1,185,473	3.00%, 09/01/2050	1,080,569
417,054	1.50%, 10/01/2050	329,637
3,171,773	2.50%, 10/01/2050	2,774,506
978,435	3.00%, 10/01/2050	897,269
2,670,914	1.50%, 11/01/2050	2,114,923
4,176,931	2.00%, 11/01/2050	3,488,529
584,643	2.50%, 11/01/2050	509,780
1,033,556	4.00%, 11/01/2050	1,009,166
4,974,915	2.00%, 12/01/2050	4,148,237
754,808	2.50%, 12/01/2050	651,694
2,749,297	3.00%, 12/01/2050	2,512,141
76,407	4.00%, 12/01/2050	73,895
2,348,148	1.50%, 01/01/2051	1,858,540
16,548,820	2.00%, 01/01/2051	13,788,921
1,936,735	2.50%, 01/01/2051	1,691,665
530,305	3.50%, 01/01/2051	499,100
7,953,922	2.00%, 02/01/2051	6,625,617
1,364,157	2.50%, 02/01/2051	1,187,054
261,469	4.00%, 02/01/2051	254,720
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 713,565	2.00%, 03/01/2051	$ 593,560
435,707	3.50%, 03/01/2051	411,919
1,049,912	1.50%, 04/01/2051	831,857
5,315,763	2.50%, 04/01/2051	4,648,469
1,078,327	3.00%, 04/01/2051	985,472
3,251,935	2.00%, 05/01/2051	2,697,625
7,103,464	3.00%, 05/01/2051	6,435,652
682,870	1.50%, 06/01/2051	539,722
426,369	2.00%, 06/01/2051	352,620
3,226,037	2.50%, 06/01/2051	2,806,498
783,178	3.00%, 06/01/2051	717,297
16,740,200	2.00%, 07/01/2051	13,917,232
553,897	2.00%, 08/01/2051	464,326
2,271,885	2.50%, 08/01/2051	1,975,561
671,353	3.00%, 08/01/2051	606,707
2,416,824	1.50%, 09/01/2051	1,913,769
9,488,656	2.00%, 09/01/2051	7,864,907
14,518,963	2.50%, 09/01/2051	12,645,396
1,783,697	1.50%, 10/01/2051	1,410,638
15,672,271	2.00%, 10/01/2051	13,095,684
18,283,330	2.50%, 10/01/2051	15,937,430
2,101,997	2.50%, 11/01/2051	1,822,441
5,439,492	3.50%, 11/01/2051	5,104,243
4,254,271	2.00%, 12/01/2051	3,526,132
737,086	2.50%, 12/01/2051	641,554
14,084,003	2.00%, 01/01/2052	11,709,106
3,363,126	2.50%, 01/01/2052	2,911,963
2,015,300	3.00%, 01/01/2052	1,825,963
11,940,152	2.00%, 02/01/2052	9,922,921
1,118,977	2.50%, 02/01/2052	972,055
2,497,710	3.00%, 02/01/2052	2,264,394
549,105	4.00%, 02/01/2052	528,372
4,078,596	2.00%, 03/01/2052	3,414,475
2,133,823	2.50%, 03/01/2052	1,876,002
1,347,408	3.00%, 03/01/2052	1,211,478
3,287,813	2.00%, 04/01/2052	2,721,747
1,664,967	2.50%, 04/01/2052	1,449,393
3,298,005	3.00%, 04/01/2052	2,990,666
396,250	3.50%, 04/01/2052	369,221
1,066,251	4.00%, 04/01/2052	1,023,901
876,850	3.00%, 05/01/2052	787,080
3,419,129	3.50%, 05/01/2052	3,193,447
2,825,229	4.00%, 05/01/2052	2,717,297
2,233,771	3.50%, 06/01/2052	2,095,912
6,847,882	4.00%, 06/01/2052	6,618,278
5,654,718	3.00%, 07/01/2052	5,080,435
7,322,236	4.50%, 07/01/2052	7,223,124
1,058,193	5.00%, 07/01/2052	1,058,951
539,843	3.50%, 08/01/2052	503,001
1,067,446	4.00%, 09/01/2052	1,025,506
558,832	5.00%, 09/01/2052	559,800
1,826,986	5.50%, 09/01/2052	1,856,554
1,330,806	4.50%, 10/01/2052	1,318,308
2,246,472	5.00%, 10/01/2052	2,256,791
878,060	4.50%, 11/01/2052	871,178
3,295,206	5.00%, 11/01/2052	3,327,113
786,656	5.50%, 11/01/2052	800,186
1,144,729	4.00%, 12/01/2052	1,099,491

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,972,701	5.50%, 12/01/2052	$ 3,032,203
2,129,669	6.00%, 12/01/2052	2,190,022
724,913	4.00%, 01/01/2053	696,443
1,059,012	4.50%, 01/01/2053	1,041,501
1,628,737	5.50%, 01/01/2053	1,654,361
527,816	6.00%, 01/01/2053	542,646
642,755	6.50%, 01/01/2053	663,198
817,819	5.50%, 02/01/2053	835,050
482,192	6.00%, 02/01/2053	497,927
403,209	7.00%, 02/01/2053	418,900
813,690	6.50%, 03/01/2053	841,341
2,209,702	5.00%, 04/01/2053	2,209,999
1,600,507	5.50%, 04/01/2053	1,619,978
790,307	6.00%, 04/01/2053	808,441
271,173	6.50%, 04/01/2053	280,012
1,606,095	5.00%, 05/01/2053	1,606,408
1,004,493	5.50%, 05/01/2053	1,016,423
2,309,733	6.00%, 05/01/2053	2,377,570
1,103,985	6.50%, 05/01/2053	1,143,053
1,130,566	4.00%, 06/01/2053	1,085,775
1,925,383	5.00%, 06/01/2053	1,925,345
700,531	4.50%, 07/01/2053	688,634
907,108	5.00%, 07/01/2053	913,924
666,220	5.50%, 07/01/2053	676,257
1,266,206	6.00%, 07/01/2053	1,307,634
1,166,662	6.50%, 07/01/2053	1,204,839
5,525,095	5.50%, 08/01/2053	5,631,584
425,531	6.00%, 08/01/2053	439,334
722,722	6.50%, 08/01/2053	756,704
674,278	5.50%, 09/01/2053	686,716
3,135,420	6.00%, 09/01/2053	3,208,669
682,431	6.00%, 10/01/2053	699,249
2,252,885	6.50%, 10/01/2053	2,325,399
1,056,420	5.50%, 11/01/2053	1,079,691
1,502,619	6.00%, 11/01/2053	1,553,915
3,962,725	6.50%, 11/01/2053	4,087,151
881,733	7.00%, 12/01/2053	915,877
381,904	5.50%, 01/01/2054	386,421
2,120,584	6.50%, 01/01/2054	2,190,770
2,909,131	7.00%, 01/01/2054	3,034,606
300,668	7.50%, 01/01/2054	313,739
1,394,672	6.50%, 02/01/2054	1,455,781
960,822	7.00%, 02/01/2054	998,029
441,460	7.50%, 02/01/2054	460,661
903,832	6.50%, 03/01/2054	943,304
1,915,194	6.50%, 08/01/2054	1,974,213
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
763,463	2.64%, 12/25/2026(c)	741,292
	Series 2017-M5 Class A2
427,480	3.09%, 04/25/2029(c)	410,895
	Series 2018-M12 Class A2
350,000	3.75%, 08/25/2030(c)	341,178
	Series 2018-M14 Class A2
1,375,533	3.70%, 08/25/2028(c)	1,358,242
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2019-M1 Class A2
$ 1,675,306	3.66%, 09/25/2028(c)	$ 1,649,670
	Series 2019-M22 Class A2
1,952,451	2.52%, 08/25/2029	1,825,021
	Series 2020-M1 Class A2
650,000	2.44%, 10/25/2029	601,148
	Series 21-M12 Class 2A2
1,000,000	2.20%, 05/25/2033(c)	846,475
	Government National Mortgage Association
248	7.50%, 12/15/2025	247
7,538	3.50%, 02/15/2026	7,477
73,201	5.00%, 11/15/2033	75,120
13,884	5.50%, 12/15/2035	14,375
19,043	5.00%, 12/20/2035	19,565
37,489	6.00%, 01/20/2036	39,337
43,123	5.50%, 02/20/2036	44,926
258,881	2.50%, 05/20/2036	241,712
121,279	2.00%, 06/20/2036	112,125
169,106	2.00%, 12/20/2036	156,340
266,795	5.00%, 06/15/2039	274,602
80,787	4.00%, 05/20/2040	80,188
71,668	4.50%, 07/20/2040	72,532
69,577	4.50%, 09/20/2040	70,366
290,253	4.00%, 10/15/2040	285,733
439,930	4.50%, 07/20/2041	445,187
137,139	4.00%, 09/15/2041	135,003
28,492	4.50%, 12/20/2041	29,081
563,300	2.50%, 12/20/2042	504,988
160,109	3.00%, 02/15/2043	149,595
630,819	3.50%, 09/20/2043	605,047
1,677,865	3.50%, 06/20/2044	1,606,985
622,679	3.50%, 10/20/2044	594,520
509,941	4.50%, 11/20/2044	513,524
661,605	4.00%, 02/20/2045	652,623
865,814	3.50%, 07/20/2045	824,202
468,179	3.00%, 08/20/2045	433,758
476,477	4.00%, 08/20/2045	465,782
1,074,099	3.50%, 10/20/2045	1,018,348
431,882	3.50%, 12/20/2045	411,755
453,386	3.50%, 02/20/2046	432,132
149,100	4.00%, 03/20/2046	146,846
564,727	3.00%, 08/20/2046	521,906
1,856,604	3.00%, 09/20/2046	1,715,570
1,521,935	3.50%, 10/20/2046	1,447,601
2,290,625	3.00%, 12/20/2046	2,116,201
825,690	3.50%, 12/20/2046	784,790
3,099,884	3.00%, 01/20/2047	2,855,006
1,000,056	4.50%, 02/20/2047	1,003,383
3,295,103	3.50%, 04/20/2047	3,123,838
454,857	4.00%, 06/20/2047	444,191
509,027	3.50%, 07/20/2047	483,499
543,792	3.50%, 08/20/2047	516,837
545,487	4.00%, 09/20/2047	530,068
388,136	4.50%, 11/15/2047	386,592
1,947,208	3.00%, 02/20/2048	1,796,006
321,981	4.00%, 02/20/2048	314,537
581,381	4.00%, 03/20/2048	569,031

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 493,497	4.50%, 03/20/2048	$ 494,304
119,482	5.00%, 11/20/2048	121,010
2,199,917	4.00%, 12/20/2048	2,144,198
1,125,033	4.50%, 12/20/2048	1,124,790
233,463	4.50%, 03/20/2049	233,388
813,226	3.50%, 04/20/2049	769,744
292,602	3.50%, 05/20/2049	277,764
1,669,870	4.00%, 05/20/2049	1,629,037
126,189	2.50%, 08/20/2049	111,948
485,371	3.50%, 09/20/2049	458,360
570,051	2.50%, 10/20/2049	506,766
1,458,311	3.00%, 10/20/2049	1,337,595
1,733,174	3.00%, 11/20/2049	1,588,278
126,066	5.00%, 11/20/2049	128,119
530,283	3.00%, 12/20/2049	485,732
1,131,845	3.00%, 01/20/2050	1,016,627
390,034	2.50%, 02/20/2050	345,245
920,535	3.00%, 02/20/2050	842,738
3,229,034	2.50%, 03/20/2050	2,866,524
1,506,494	3.50%, 04/20/2050	1,425,495
266,711	5.00%, 04/20/2050	271,245
1,670,206	2.50%, 06/20/2050	1,477,380
1,006,192	4.00%, 06/20/2050	982,601
705,736	3.00%, 07/20/2050	643,475
2,605,501	2.00%, 08/20/2050	2,214,092
3,360,933	2.50%, 08/20/2050	2,970,827
1,675,177	3.00%, 08/20/2050	1,532,991
1,909,661	3.50%, 08/20/2050	1,809,028
167,006	4.00%, 08/20/2050	163,091
388,702	2.50%, 09/20/2050	343,351
563,794	3.50%, 09/20/2050	533,904
2,479,045	2.00%, 10/20/2050	2,104,208
1,253,532	2.50%, 10/20/2050	1,107,515
2,611,421	3.00%, 10/20/2050	2,390,180
1,880,672	2.50%, 11/20/2050	1,666,616
1,077,209	3.50%, 11/20/2050	1,019,613
3,894,271	2.00%, 12/20/2050	3,305,488
3,322,697	2.50%, 12/20/2050	2,934,961
1,697,814	2.00%, 01/20/2051	1,427,347
1,017,388	2.50%, 01/20/2051	898,183
703,904	4.00%, 01/20/2051	687,404
1,568,715	2.00%, 02/20/2051	1,330,870
3,687,905	2.00%, 03/20/2051	3,128,040
1,733,049	2.50%, 03/20/2051	1,529,634
846,396	1.50%, 04/20/2051	695,220
1,829,115	2.00%, 04/20/2051	1,551,078
2,006,676	2.50%, 06/20/2051	1,767,616
415,445	3.50%, 06/20/2051	392,336
1,133,886	2.00%, 08/20/2051	961,513
690,076	2.50%, 08/20/2051	608,235
1,852,263	3.00%, 08/20/2051	1,690,081
4,760,132	2.00%, 09/20/2051	4,036,492
5,813,239	2.50%, 09/20/2051	5,122,509
654,396	2.00%, 10/20/2051	554,913
2,472,165	2.50%, 10/20/2051	2,178,396
1,157,082	3.00%, 10/20/2051	1,055,763
104,596	5.00%, 10/20/2051	105,442
2,380,702	2.00%, 11/20/2051	2,018,774
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,101,461	2.50%, 11/20/2051	$ 970,574
1,683,248	3.00%, 11/20/2051	1,535,016
1,453,313	3.50%, 11/20/2051	1,365,296
4,379,408	2.00%, 12/20/2051	3,713,612
10,443,169	2.50%, 12/20/2051	9,202,918
9,260,225	2.00%, 01/20/2052	7,855,589
671,420	2.50%, 01/20/2052	591,621
1,802,062	3.00%, 01/20/2052	1,643,573
2,082,108	2.00%, 02/20/2052	1,766,012
942,727	2.50%, 02/20/2052	830,681
1,517,900	3.00%, 02/20/2052	1,383,837
3,904,061	2.00%, 03/20/2052	3,311,758
326,359	3.00%, 03/20/2052	297,633
4,240,172	2.50%, 04/20/2052	3,736,207
2,933,817	3.00%, 04/20/2052	2,675,541
1,995,717	4.00%, 04/20/2052	1,931,005
1,863,837	3.00%, 05/20/2052	1,699,215
1,528,605	3.50%, 05/20/2052	1,435,857
1,535,501	3.50%, 06/20/2052	1,442,333
1,911,844	4.00%, 06/20/2052	1,849,264
2,412,391	4.50%, 06/20/2052	2,385,834
1,718,338	3.50%, 07/20/2052	1,614,077
1,094,578	5.50%, 07/20/2052	1,107,507
2,927,338	5.00%, 08/20/2052	2,939,450
440,456	3.50%, 09/20/2052	413,730
1,591,957	4.00%, 09/20/2052	1,539,846
1,664,992	4.50%, 09/20/2052	1,646,149
387,680	5.50%, 09/20/2052	392,176
1,208,078	4.00%, 10/20/2052	1,167,793
2,705,726	4.50%, 10/20/2052	2,675,104
1,432,699	5.00%, 10/20/2052	1,436,780
451,065	3.50%, 11/20/2052	423,696
1,029,464	4.50%, 11/20/2052	1,017,549
528,572	5.00%, 11/20/2052	530,233
875,936	5.50%, 11/20/2052	885,571
316,983	4.50%, 12/20/2052	313,282
1,632,574	5.00%, 12/20/2052	1,637,224
1,317,622	5.50%, 12/20/2052	1,332,904
492,414	6.00%, 12/20/2052	503,001
1,168,518	4.00%, 01/20/2053	1,129,553
1,338,507	5.00%, 01/20/2053	1,342,177
2,316,546	6.00%, 01/20/2053	2,371,697
706,294	6.50%, 01/20/2053	725,417
544,527	4.50%, 02/20/2053	538,108
280,019	5.50%, 02/20/2053	283,289
916,582	5.00%, 04/20/2053	919,485
4,110,546	5.50%, 04/20/2053	4,155,220
261,257	6.00%, 04/20/2053	267,298
2,068,645	4.50%, 05/20/2053	2,043,621
3,091,223	5.00%, 05/20/2053	3,099,013
269,202	6.50%, 05/20/2053	275,955
348,873	3.00%, 06/20/2053	318,154
331,087	4.50%, 06/20/2053	327,063
235,835	5.00%, 06/20/2053	236,509
1,006,077	5.50%, 06/20/2053	1,017,192
748,345	6.50%, 06/20/2053	767,916
2,304,929	5.00%, 07/20/2053	2,311,164
2,451,500	5.50%, 07/20/2053	2,477,341

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,286,608	6.00%, 07/20/2053	$ 1,313,458
588,337	6.50%, 07/20/2053	603,352
383,171	4.50%, 08/20/2053	378,514
381,443	5.00%, 08/20/2053	382,303
2,033,575	6.00%, 08/20/2053	2,073,559
3,685,002	5.50%, 09/20/2053	3,726,350
2,758,323	6.00%, 09/20/2053	2,810,846
277,175	6.50%, 09/20/2053	283,789
1,975,665	6.00%, 10/20/2053	2,012,059
322,718	6.50%, 10/20/2053	330,817
686,109	7.00%, 10/20/2053	705,160
251,726	7.50%, 10/20/2053	259,552
387,738	5.00%, 11/20/2053	388,587
575,781	6.50%, 11/20/2053	589,385
983,282	6.50%, 12/20/2053	1,006,514
609,226	7.00%, 12/20/2053	624,513
1,115,696	3.00%, 01/20/2054	1,019,593
1,977,794	5.50%, 01/20/2054	1,997,715
1,022,981	6.50%, 01/20/2054	1,047,152
1,009,537	5.00%, 04/20/2054	1,012,372
1,969,576	6.00%, 07/20/2054	2,003,857
1,470,537	6.50%, 07/20/2054	1,505,465
987,506	6.00%, 08/20/2054	1,005,054
1,000,000	5.00%, 09/20/2054	1,001,835
2,970,000	5.50%, 09/20/2054	2,999,528
1,960,000	6.00%, 09/20/2054	1,994,829
1,940,000	7.00%, 09/20/2054	1,995,170
		1,049,113,061
TOTAL MORTGAGE-BACKED SECURITIES — 26.89% (Cost $1,139,475,305)		$1,079,290,184
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston Texas Combined Utility System Revenue Series B 3.83%, 05/15/2028	995,469
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,343,766
2,000,000	Port of Morrow Oregon 2.99%, 09/01/2036	1,738,148
856,470	State of Illinois 5.10%, 06/01/2033	869,914
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	959,547
TOTAL MUNICIPAL BONDS AND NOTES — 0.15% (Cost $6,243,423)		$5,906,844
U.S. GOVERNMENT AGENCY BONDS AND NOTES
2,000,000	Federal Farm Credit Bank Funding Corp 4.13%, 12/12/2025	1,999,994
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
	Federal Home Loan Bank
$ 4,000,000	1.00%, 10/07/2026	$ 3,785,668
1,000,000	1.25%, 12/21/2026(a)	948,225
5,000,000	3.25%, 11/16/2028(a)	4,941,961
	Federal National Mortgage Association
5,000,000	2.13%, 04/24/2026	4,878,331
4,000,000	0.88%, 08/05/2030(a)	3,407,739
	Tennessee Valley Authority(a)
1,000,000	1.50%, 09/15/2031	857,866
1,000,000	4.38%, 08/01/2034	1,019,655
1,000,000	4.25%, 09/15/2052	929,218
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.57% (Cost $23,329,339)		$22,768,657
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
23,000,000	2.25%, 11/15/2025	22,589,414
29,000,000	0.38%, 11/30/2025	27,854,726
9,750,000	0.38%, 12/31/2025	9,341,338
5,000,000	4.25%, 12/31/2025	5,022,656
36,500,000	0.38%, 01/31/2026	34,881,739
15,500,000	1.63%, 02/15/2026	15,051,348
34,300,000	0.50%, 02/28/2026	32,761,859
41,000,000	0.75%, 03/31/2026	39,211,053
28,900,000	3.75%, 04/15/2026	28,901,128
59,500,000	0.75%, 04/30/2026	56,785,312
40,000,000	0.75%, 05/31/2026	38,098,436
17,100,000	4.88%, 05/31/2026	17,413,946
39,000,000	0.88%, 06/30/2026	37,155,117
3,500,000	4.63%, 06/30/2026	3,553,867
37,300,000	0.63%, 07/31/2026	35,296,580
32,642,000	0.75%, 08/31/2026	30,896,418
25,000,000	2.00%, 11/15/2026	24,169,922
31,000,000	1.25%, 12/31/2026	29,436,680
36,500,000	1.50%, 01/31/2027	34,787,636
11,100,000	0.63%, 03/31/2027	10,319,532
11,000,000	0.50%, 04/30/2027	10,170,273
8,000,000	2.38%, 05/15/2027	7,757,187
12,500,000	0.50%, 06/30/2027	11,500,000
4,000,000	3.25%, 06/30/2027	3,966,250
10,000,000	2.25%, 08/15/2027	9,639,453
32,600,000	3.75%, 08/15/2027	32,755,360
27,000,000	0.38%, 09/30/2027	24,567,891
15,000,000	0.50%, 10/31/2027	13,662,891
13,000,000	0.63%, 12/31/2027	11,835,078
8,000,000	2.75%, 02/15/2028	7,790,000
26,000,000	1.13%, 02/29/2028	23,966,719
22,500,000	1.25%, 04/30/2028	20,750,098
18,800,000	2.88%, 05/15/2028	18,351,297
27,000,000	1.25%, 05/31/2028	24,851,602
17,900,000	4.00%, 06/30/2028	18,167,800
36,500,000	1.00%, 07/31/2028	33,149,414
30,500,000	4.13%, 07/31/2028	31,092,128
30,474,000	1.13%, 08/31/2028	27,761,100

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$22,000,000	3.13%, 11/15/2028	$ 21,616,719
33,000,000	1.38%, 12/31/2028	30,164,062
29,700,000	2.63%, 02/15/2029	28,557,246
29,500,000	2.38%, 05/15/2029	27,997,344
29,000,000	2.75%, 05/31/2029	27,965,742
18,500,000	3.25%, 06/30/2029	18,233,340
7,300,000	4.25%, 06/30/2029	7,513,297
2,600,000	4.00%, 07/31/2029	2,649,360
31,000,000	1.63%, 08/15/2029	28,354,102
28,500,000	3.13%, 08/31/2029	27,906,621
7,100,000	3.63%, 08/31/2029	7,121,078
5,200,000	4.00%, 10/31/2029	5,296,281
6,500,000	4.00%, 02/28/2030	6,624,668
32,000,000	0.63%, 05/15/2030	27,175,000
5,700,000	3.75%, 06/30/2030	5,737,406
21,750,000	0.63%, 08/15/2030	18,329,473
6,500,000	0.88%, 11/15/2030	5,532,109
3,000,000	4.00%, 01/31/2031	3,059,180
12,000,000	1.13%, 02/15/2031	10,319,062
17,900,000	4.63%, 05/31/2031	18,915,266
1,000,000	4.25%, 06/30/2031	1,035,234
15,700,000	4.13%, 07/31/2031	16,139,109
19,300,000	1.25%, 08/15/2031	16,482,653
14,300,000	3.75%, 08/31/2031	14,375,969
2,000,000	1.38%, 11/15/2031	1,712,734
8,500,000	1.88%, 02/15/2032	7,506,563
9,100,000	2.88%, 05/15/2032	8,601,633
5,000,000	2.75%, 08/15/2032	4,672,266
33,500,000	3.50%, 02/15/2033	32,916,366
21,500,000	3.38%, 05/15/2033	20,902,871
11,900,000	3.88%, 08/15/2033	11,995,758
17,200,000	4.50%, 11/15/2033	18,164,140
1,500,000	4.00%, 02/15/2034	1,525,781
11,100,000	4.38%, 05/15/2034	11,625,516
21,900,000	3.88%, 08/15/2034	22,053,984
9,500,000	1.13%, 05/15/2040	6,275,938
15,300,000	1.13%, 08/15/2040	10,020,903
7,500,000	1.38%, 11/15/2040	5,089,453
21,500,000	1.88%, 02/15/2041	15,765,547
35,901,000	1.75%, 08/15/2041	25,454,651
4,000,000	2.00%, 11/15/2041	2,940,938
14,500,000	2.38%, 02/15/2042	11,293,007
19,000,000	3.25%, 05/15/2042	16,892,187
22,500,000	3.38%, 08/15/2042	20,305,371
22,500,000	3.13%, 02/15/2043	19,468,653
11,400,000	3.88%, 05/15/2043	10,976,063
7,900,000	4.75%, 11/15/2043	8,521,817
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 7,400,000	4.63%, 05/15/2044	$ 7,842,844
7,400,000	4.13%, 08/15/2044	7,342,188
27,400,000	3.00%, 11/15/2044	22,862,945
12,700,000	2.50%, 02/15/2045	9,706,571
11,500,000	2.50%, 02/15/2046	8,693,730
4,500,000	3.00%, 02/15/2047	3,687,539
2,100,000	2.75%, 11/15/2047	1,635,047
16,500,000	1.25%, 05/15/2050	8,830,078
9,000,000	1.38%, 08/15/2050	4,957,383
10,000,000	1.63%, 11/15/2050	5,882,031
12,500,000	1.88%, 02/15/2051	7,832,031
28,976,000	2.00%, 08/15/2051	18,664,619
4,000,000	1.88%, 11/15/2051	2,491,875
12,000,000	2.25%, 02/15/2052	8,182,969
16,500,000	2.88%, 05/15/2052	12,922,207
31,400,000	3.00%, 08/15/2052	25,234,071
21,500,000	3.63%, 02/15/2053	19,549,883
22,000,000	3.63%, 05/15/2053	20,020,860
16,500,000	4.13%, 08/15/2053	16,431,035
2,900,000	4.63%, 05/15/2054	3,145,594
11,600,000	4.25%, 08/15/2054	11,844,688
TOTAL U.S. TREASURY BONDS AND NOTES — 43.98% (Cost $1,827,116,128)		$1,764,805,897
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
27,300,640	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.88%(e)	27,300,640
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.68% (Cost $27,300,640)		$27,300,640
TOTAL INVESTMENTS — 99.85% (Cost $4,162,056,860)		$4,006,771,079
OTHER ASSETS & LIABILITIES, NET — 0.15%		$6,082,472
TOTAL NET ASSETS — 100.00%		$4,012,853,551

(a)	All or a portion of the security is on loan as of September 30, 2024.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2024.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.12%
$ 345,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	$ 339,614
276,461	Texas Natural Gas Securitization Finance Corp 5.10%, 04/01/2035	285,940
		625,554
Non-Agency — 9.08%
	Affirm Asset Securitization Trust(a)
	Series 2023-A Class 1A
180,000	6.61%, 01/18/2028	180,755
	Series 2024-A Class A
180,000	5.61%, 02/15/2029	182,349
	Series 2024-B Class A
495,000	4.62%, 09/15/2029	495,095
255,000	Aligned Data Centers Issuer LLC(a) Series 2023-1A Class A2 6.00%, 08/17/2048	260,389
160,000	American Credit Acceptance Receivables Trust(a) Series 2023-3 Class B 6.09%, 11/12/2027	160,725
725,000	American Express Credit Account Master Trust Series 2022-2 Class A 3.39%, 05/15/2027	719,781
206,129	AMMC XI Ltd(a)(b) Series 2012-11A Class A1R2 6.53%, 04/30/2031 3-mo. SOFR + 1.27%	206,306
100,000	Amur Equipment Finance Receivables XIII LLC(a) Series 2024-1A Class B 5.37%, 01/21/2031	102,457
425,000	Anchorage Capital Ltd(a)(b) Series 2016-8A Class AR2A 6.73%, 10/27/2034 3-mo. SOFR + 1.46%	425,503
455,834	Apidos XV(a)(b) Series 2013-15A Class A1RR 6.55%, 04/20/2031 3-mo. SOFR + 1.27%	456,366
185,929	ARI Fleet Lease Trust(a) Series 2023-A Class A2 5.41%, 02/17/2032	186,417
195,000	Auxilior Term Funding LLC(a) Series 2024-1A Class A3 5.49%, 07/15/2031	200,167
	Avis Budget Rental Car Funding AESOP LLC(a)
	Series 2023-7A Class A
185,000	5.90%, 08/21/2028	191,439
	Series 2024-1A Class A
170,000	5.36%, 06/20/2030	174,719
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-3A Class A
$ 245,000	5.23%, 12/20/2030	$ 251,425
293,726	Bank of America Auto Trust(a) Series 2023-2A Class A2 5.85%, 08/17/2026	294,751
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,100,000	4.72%, 02/15/2029	1,108,270
	Series 2023-2 Class A
550,000	6.24%, 08/15/2028(b) 1-mo. SOFR + 0.90%	552,508
360,000	Barings Ltd(a)(b) Series 2024-1A Class B 7.37%, 01/20/2037 3-mo. SOFR + 2.10%	362,960
455,000	Battalion XXV Ltd(a)(b) Series 2024-25A Class B 7.47%, 03/13/2037 3-mo. SOFR + 2.20%	459,777
275,000	Benefit Street Partners XXXI Ltd(a)(b) Series 2023-31A Class B1 7.63%, 04/25/2036 3-mo. SOFR + 2.35%	277,104
12,474	BHG Securitization Trust(a) Series 2021-B Class A 0.90%, 10/17/2034	12,370
410,000	BlueMountain XXIV Ltd(a)(b) Series 2019-24A Class AR 6.64%, 04/20/2034 3-mo. SOFR + 1.36%	410,410
500,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class A 6.58%, 11/20/2034 3-mo. SOFR + 1.45%	500,438
400,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	402,459
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2021-2A Class A1
285,000	6.62%, 04/20/2034 3-mo. SOFR + 1.34%	285,206
	Series 2024-2A Class A
250,000	6.84%, 04/25/2037 3-mo. SOFR + 1.52%	251,480
	Series 2024-2A Class B
700,000	7.37%, 04/25/2037 3-mo. SOFR + 2.05%	706,544
81,147	Cascade MH Asset Trust(a) Series 2021-MH1 Class A1 1.75%, 02/25/2046	73,205
435,000	Cedar Funding IX Ltd(a)(b) Series 2018-9A Class AR 6.70%, 07/20/2037 3-mo. SOFR + 1.42%	435,063
204,535	Chesapeake Funding II LLC(a) Series 2023-1A Class A1 5.65%, 05/15/2035	206,293

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,300,000	CIFC Falcon Ltd(a)(b) Series 2019-FAL Class A 6.54%, 01/20/2033 3-mo. SOFR + 1.26%	$ 1,300,263
330,583	CIFC Funding Ltd(a)(b) Series 2018-2A Class A1 6.58%, 04/20/2031 3-mo. SOFR + 1.30%	330,680
80,000	CNH Equipment Trust Series 2023-A Class A4 4.77%, 10/15/2030	81,070
225,093	Commercial Equipment Finance LLC(a) Series 2024-1A Class A 5.97%, 07/16/2029	228,080
145,482	CPS Auto Receivables Trust(a) Series 2023-B Class A 5.91%, 08/16/2027	145,877
	Credit Acceptance Auto Loan Trust(a)
	Series 2024-1A Class A
215,000	5.68%, 03/15/2034	218,997
	Series 2024-2A Class B
425,000	6.11%, 08/15/2034	438,727
518,343	DB Master Finance LLC(a) Series 2021-1A Class A23 2.79%, 11/20/2051	453,472
500,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	500,881
140,000	DLLAA LLC(a) Series 2023-1A Class A3 5.64%, 02/22/2028	143,269
	Domino's Pizza Master Issuer LLC(a)
	Series 2017-1A Class A23
611,000	4.12%, 07/25/2047	600,000
	Series 2018-1A Class A2I
184,763	4.12%, 07/25/2048	183,265
	Series 2019-1A Class A2
100,800	3.67%, 10/25/2049	95,851
	Series 2021-1A Class A2I
515,425	2.66%, 04/25/2051	474,853
130,000	DT Auto Owner Trust(a) Series 2023-2A Class B 5.41%, 02/15/2029	130,245
	Elmwood Ltd(a)(b)
	Series 2022-6A Class BR
370,000	7.69%, 10/17/2036 3-mo. SOFR + 2.40%	373,717
	Series 2023-2A Class B
255,000	7.54%, 04/16/2036 3-mo. SOFR + 2.25%	256,419
	Enterprise Fleet Financing LLC(a)
	Series 2023-1 Class A3
190,000	5.42%, 10/22/2029	193,790
	Series 2024-1 Class A3
90,000	5.16%, 09/20/2030	92,441
Principal Amount		Fair Value
Non-Agency — (continued)
	Exeter Automobile Receivables Trust
	Series 2020-1A Class D
$ 9,941	2.73%, 12/15/2025(a)	$ 9,933
	Series 2023-3A Class B
76,000	6.11%, 09/15/2027	76,302
	Series 2024-5A Class B
122,000	4.48%, 04/16/2029	121,857
	FirstKey Homes Trust(a)
	Series 2022-SFR1 Class A
143,569	4.15%, 05/19/2039	142,260
	Series 2022-SFR2 Class A
580,735	4.25%, 07/17/2039	574,599
	Flagship Credit Auto Trust(a)
	Series 2022-3 Class B
240,000	4.69%, 07/17/2028	239,199
	Series 2023-1 Class B
67,000	5.05%, 01/18/2028	67,224
	Series 2023-2 Class B
167,000	5.21%, 05/15/2028	167,802
1,183,174	Ford Credit Auto Lease Trust Series 2024-A Class A2A 5.24%, 07/15/2026	1,185,002
	Ford Credit Auto Owner Trust
	Series 2023-C Class A2A
577,320	5.68%, 09/15/2026	579,111
	Series 2024-1 Class A
625,000	4.87%, 08/15/2036(a)(c)	638,140
340,608	GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A2A 5.89%, 11/16/2026	342,038
130,000	GM Financial Revolving Receivables Trust(a) Series 2024-1 Class B 5.23%, 12/11/2036	133,190
500,000	GMF Floorplan Owner Revolving Trust(a) Series 2023-1 Class A1 5.34%, 06/15/2028	508,653
525,000	Golub Capital Partners Ltd(a)(b) Series 2024-74A Class A 6.81%, 07/25/2037 3-mo. SOFR + 1.50%	526,438
80,000	GreatAmerica Leasing Receivables(a) Series 2024-1 Class B 5.18%, 12/16/2030	81,958
600,000	Halseypoint Ltd(a)(b) Series 2023-7A Class A 7.53%, 07/20/2036 3-mo. SOFR + 2.25%	605,100
485,000	Hertz Vehicle Financing III LLC(a) Series 2023-3A Class A 5.94%, 02/25/2028	497,105
950,000	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	972,074

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 835,483	Hyundai Auto Lease Securitization Trust(a) Series 2024-A Class A2A 5.15%, 06/15/2026	$ 837,695
43,068	Hyundai Auto Receivables Trust Series 2023-A Class A2A 5.19%, 12/15/2025	43,076
250,000	Invesco US Ltd(a)(b) Series 2023-2A Class B 7.58%, 04/21/2036 3-mo. SOFR + 2.30%	251,332
650,000	Jamestown XII Ltd(a)(b) Series 2019-1A Class A2BR 7.13%, 04/20/2032 3-mo. SOFR + 1.85%	650,561
194,242	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 6.95%, 05/25/2054 1-mo. SOFR + 1.60%	195,602
77,348	Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2 5.92%, 11/16/2026	77,669
475,000	Mountain View XV Ltd(a)(b) Series 2019-A2 Class A1R 6.97%, 07/15/2037 3-mo. SOFR + 1.67%	478,467
	Navient Private Education Refi Loan Trust(a)
	Series 2021-EA Class A
141,299	0.97%, 12/16/2069	124,924
	Series 2021-FA Class A
188,765	1.11%, 02/18/2070	167,977
	Series 2023-A Class A
238,155	5.51%, 10/15/2071	243,622
675,000	Neuberger Berman Loan Advisers Ltd(a)(b) Series 2022-50A Class AR 6.53%, 07/23/2036 3-mo. SOFR + 1.25%	675,478
1,230,972	Nissan Auto Lease Trust Series 2024-A Class A2A 5.11%, 10/15/2026	1,235,030
	Nissan Auto Receivables Owner Trust
	Series 2023-A Class A2A
149,048	5.34%, 02/17/2026	149,144
	Series 2023-B Class A3
175,000	5.93%, 03/15/2028	178,673
255,000	Northwoods Capital XV Ltd(a)(b) Series 2017-15A Class A1R 6.29%, 06/20/2034 3-mo. SOFR + 1.47%	255,245
875,000	Oaktree Ltd(a)(b) Series 2024-25A Class A 6.85%, 04/20/2037 3-mo. SOFR + 1.55%	880,906
875,000	OCP Ltd(a)(b) Series 2016-11A Class A1R2 6.70%, 04/26/2036 3-mo. SOFR + 1.42%	875,875
Principal Amount		Fair Value
Non-Agency — (continued)
$ 360,000	Octagon Ltd(a)(b) Series 2023-2A Class B 7.63%, 04/20/2036 3-mo. SOFR + 2.35%	$ 362,282
700,000	Pikes Peak Ltd(a)(b) Series 2023-12A Class A 7.38%, 04/20/2036 3-mo. SOFR + 2.10%	703,782
	Prestige Auto Receivables Trust(a)
	Series 2020-1A Class D
18,646	1.62%, 11/16/2026	18,618
	Series 2024-2A Class B
130,000	4.56%, 02/15/2029	129,848
	Progress Residential Trust(a)
	Series 2021-SFR8 Class A
395,957	1.51%, 10/17/2038	374,061
	Series 2022-SFR3 Class A
136,474	3.20%, 04/17/2039	132,225
	Series 2022-SFR4 Class A
377,444	4.44%, 05/17/2041	375,546
	Series 2022-SFR5 Class A
103,872	4.45%, 06/17/2039	103,407
	Series 2022-SFR7 Class A
168,368	4.75%, 10/27/2039	169,516
	Series 2023-SFR1 Class A
214,524	4.30%, 03/17/2040	211,959
	Series 2024-SFR2 Class A
220,000	3.30%, 04/17/2041	208,399
1,180,000	Regatta VI Funding Ltd(a)(b) Series 2016-1A Class AR2 6.70%, 04/20/2034 3-mo. SOFR + 1.42%	1,181,534
	Retained Vantage Data Centers Issuer LLC(a)
	Series 2023-1A Class A2A
455,000	5.00%, 09/15/2048	453,233
	Series 2024-1A Class A2
255,000	4.99%, 09/15/2049	255,000
	RR Ltd(a)(b)
	Series 2021-16A Class A1
1,150,000	6.67%, 07/15/2036 3-mo. SOFR + 1.37%	1,150,230
	Series 2022-23A Class A2R
540,000	7.95%, 10/15/2035 3-mo. SOFR + 2.65%	544,640
	Series 2023-26A Class A1
500,000	7.08%, 04/15/2038 3-mo. SOFR + 1.78%	501,844
	Series 2023-26A Class A2
250,000	7.55%, 04/15/2038 3-mo. SOFR + 2.25%	250,919
	Santander Drive Auto Receivables Trust
	Series 2023-1 Class B
150,000	4.98%, 02/15/2028	150,118
	Series 2023-3 Class B
240,000	5.61%, 07/17/2028	243,092
	Series 2023-6 Class A2
297,767	6.08%, 05/17/2027	298,866

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-1 Class A2
$ 286,935	5.71%, 02/16/2027	$ 287,285
100,000	SBNA Auto Lease Trust(a) Series 2024-A Class A4 5.24%, 01/22/2029	101,258
	SCF Equipment Leasing LLC(a)
	Series 2023-1A Class A2
289,272	6.56%, 01/22/2030	293,457
	Series 2024-1A Class A3
125,000	5.52%, 01/20/2032	128,784
195,000	SFS Auto Receivables Securitization Trust(a) Series 2023-1A Class A4 5.47%, 12/20/2029	200,334
265,000	Subway Funding LLC(a) Series 2024-1A Class A2I 6.03%, 07/30/2054	270,836
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	140,032
93,889	Sunnova Hestia I Issuer LLC(a) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	96,804
700,000	Symphony XXV Ltd(a)(b) Series 2021-25A Class A 6.52%, 04/19/2034 3-mo. SOFR + 1.24%	700,267
437,213	Taco Bell Funding LLC(a) Series 2021-1A Class A23 2.54%, 08/25/2051	374,247
310,000	Texas Debt Capital Ltd(a)(b) Series 2023-1A Class B 7.58%, 04/20/2036 3-mo. SOFR + 2.30%	311,646
645,000	Thompson Park Ltd(a)(b) Series 2021-1A Class A1 6.56%, 04/15/2034 3-mo. SOFR + 1.26%	645,130
	Tricolor Auto Securitization Trust(a)
	Series 2023-1A Class A
5,528	6.48%, 08/17/2026	5,530
	Series 2024-1A Class A
130,305	6.61%, 10/15/2027	131,337
120,000	Tricon Residential Trust(a) Series 2024-SFR1 Class A 4.65%, 04/17/2041	119,809
540,000	Vantage Data Centers Issuer LLC(a) Series 2024-1A Class A2 5.10%, 09/15/2054	540,000
300,000	VB-S1 Issuer LLC(a) Series 2024-1A Class C2 5.59%, 05/15/2054	305,693
645,000	Venture Ltd(a)(b) Series 2021-42A Class A1A 6.69%, 04/15/2034 3-mo. SOFR + 1.39%	643,570
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,032,994	Wellfleet X Ltd(a)(b) Series 2019-XA Class A1R 6.71%, 07/20/2032 3-mo. SOFR + 1.43%	$ 1,033,327
55,943	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	54,283
80,000	Westlake Automobile Receivables Trust(a) Series 2023-1A Class B 5.41%, 01/18/2028	80,395
408,775	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	384,367
	World Omni Auto Receivables Trust
	Series 2023-A Class B
130,000	5.03%, 05/15/2029	131,937
	Series 2023-B Class A2A
133,983	5.25%, 11/16/2026	134,035
1,450,000	Zais Ltd(a)(b) Series 2020-15A Class A1RR 6.75%, 07/28/2037 3-mo. SOFR + 1.49%	1,451,447
		47,948,818
TOTAL ASSET-BACKED SECURITIES — 9.20% (Cost $48,195,755)		$48,574,372
CORPORATE BONDS AND NOTES
Basic Materials — 0.47%
	BHP Billiton Finance USA Ltd
140,000	4.90%, 02/28/2033	143,670
185,000	5.25%, 09/08/2033	193,880
	Celanese US Holdings LLC
275,000	6.17%, 07/15/2027	284,957
25,000	6.55%, 11/15/2030	26,947
	Glencore Funding LLC(a)
375,000	5.37%, 04/04/2029	387,646
120,000	6.38%, 10/06/2030	130,446
40,000	2.85%, 04/27/2031	35,864
425,000	2.63%, 09/23/2031	372,353
297,000	5.63%, 04/04/2034	309,954
220,000	POSCO 5.75%, 01/17/2028	228,599
195,000	Rio Tinto Alcan Inc 6.13%, 12/15/2033	217,645
180,000	Sherwin-Williams Co 2.30%, 05/15/2030	161,941
		2,493,902
Communications — 2.89%
	AT&T Inc
690,000	4.35%, 03/01/2029	694,174
775,000	4.85%, 03/01/2039	759,521
317,000	3.80%, 12/01/2057	240,012
28,000	3.65%, 09/15/2059	20,316

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 420,000	British Telecommunications PLC 9.63%, 12/15/2030	$ 530,382
	Charter Communications Operating LLC / Charter Communications Operating Capital
35,000	4.91%, 07/23/2025	34,943
325,000	3.75%, 02/15/2028(d)	311,946
250,000	6.55%, 06/01/2034	260,043
35,000	3.50%, 03/01/2042	24,321
235,000	3.90%, 06/01/2052	154,076
305,000	3.85%, 04/01/2061	187,067
85,000	4.40%, 12/01/2061	57,819
	Cisco Systems Inc
145,000	4.95%, 02/26/2031	151,559
95,000	5.35%, 02/26/2064	100,882
	Comcast Corp
1,300,000	3.30%, 02/01/2027	1,279,538
185,000	4.80%, 05/15/2033(d)	188,652
418,000	5.30%, 06/01/2034	440,352
55,000	3.40%, 07/15/2046	42,561
105,000	2.80%, 01/15/2051	69,669
200,000	2.89%, 11/01/2051	134,394
85,000	5.65%, 06/01/2054	90,774
221,000	2.94%, 11/01/2056	144,435
	Cox Communications Inc(a)
165,000	2.60%, 06/15/2031	142,089
285,000	5.45%, 09/01/2034	288,604
22,000	Discovery Communications LLC 4.13%, 05/15/2029	20,798
575,000	Meta Platforms Inc 3.50%, 08/15/2027	570,296
	Netflix Inc
390,000	5.88%, 11/15/2028	415,611
805,000	5.38%, 11/15/2029(a)	846,965
725,000	4.88%, 06/15/2030(a)	748,009
	Paramount Global
105,000	4.95%, 01/15/2031	99,040
65,000	6.88%, 04/30/2036	65,863
170,000	4.38%, 03/15/2043	125,777
176,000	5.85%, 09/01/2043	153,492
25,000	4.95%, 05/19/2050	19,143
200,000	Prosus NV(a) 3.26%, 01/19/2027	192,969
915,000	Rogers Communications Inc 3.20%, 03/15/2027	890,814
	Time Warner Cable LLC
110,000	6.55%, 05/01/2037	108,879
65,000	4.50%, 09/15/2042	49,807
	T-Mobile USA Inc
444,000	3.75%, 04/15/2027	438,664
100,000	2.05%, 02/15/2028	93,157
120,000	2.40%, 03/15/2029	110,517
1,020,000	3.88%, 04/15/2030	991,920
300,000	2.88%, 02/15/2031	272,695
300,000	3.50%, 04/15/2031	282,287
550,000	5.20%, 01/15/2033	569,942
Principal Amount		Fair Value
Communications — (continued)
$ 90,000	5.05%, 07/15/2033	$ 92,249
70,000	5.75%, 01/15/2034	75,172
165,000	4.70%, 01/15/2035	164,421
55,000	3.00%, 02/15/2041	42,240
284,000	Uber Technologies Inc 4.80%, 09/15/2034	283,607
	Verizon Communications Inc
890,000	4.33%, 09/21/2028	894,826
350,000	2.55%, 03/21/2031	312,521
		15,279,810
Consumer, Cyclical — 1.44%
	AutoNation Inc
193,000	4.50%, 10/01/2025	192,219
75,000	1.95%, 08/01/2028	67,639
500,000	4.75%, 06/01/2030	497,642
	AutoZone Inc
200,000	6.55%, 11/01/2033	223,600
155,000	5.40%, 07/15/2034	160,809
193,000	Choice Hotels International Inc 5.85%, 08/01/2034	199,033
200,000	CK Hutchison International Ltd(a) 4.75%, 04/21/2028	203,101
372,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	378,714
300,000	General Motors Co 4.00%, 04/01/2025	298,607
	General Motors Financial Co Inc
250,000	4.30%, 07/13/2025	248,986
125,000	2.70%, 08/20/2027	119,001
	Home Depot Inc
100,000	3.25%, 04/15/2032	93,576
35,000	5.30%, 06/25/2054	36,784
630,000	Hyatt Hotels Corp 5.50%, 06/30/2034	643,852
535,000	Hyundai Capital America(a) 6.20%, 09/21/2030	576,995
170,000	Lennar Corp 4.75%, 11/29/2027	172,192
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027(d)	73,131
250,000	1.70%, 09/15/2028	227,751
	Marriott International Inc
275,000	5.00%, 10/15/2027	280,629
167,000	4.88%, 05/15/2029	170,296
350,000	2.85%, 04/15/2031	315,067
	O'Reilly Automotive Inc
115,000	5.75%, 11/20/2026	118,555
88,000	4.70%, 06/15/2032	88,696
225,000	Starbucks Corp(d) 4.00%, 11/15/2028	224,258
	Tapestry Inc
60,000	7.05%, 11/27/2025	61,187
39,000	7.70%, 11/27/2030	42,015
	Warnermedia Holdings Inc
550,000	6.41%, 03/15/2026	550,325
450,000	4.05%, 03/15/2029	426,301

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 339,000	4.28%, 03/15/2032(d)	$ 301,145
170,000	5.05%, 03/15/2042	138,773
620,000	5.14%, 03/15/2052	478,190
		7,609,069
Consumer, Non-Cyclical — 4.58%
	AbbVie Inc
490,000	4.95%, 03/15/2031	509,497
83,000	4.30%, 05/14/2036	80,823
153,000	4.25%, 11/21/2049	137,045
40,000	5.40%, 03/15/2054	42,414
175,000	Adventist Health System 5.76%, 12/01/2034	182,382
	Alcon Finance Corp(a)
200,000	2.75%, 09/23/2026	194,018
285,000	2.60%, 05/27/2030	260,055
	Amgen Inc
457,000	5.25%, 03/02/2030	476,838
601,000	5.25%, 03/02/2033	625,686
90,000	5.75%, 03/02/2063	94,998
607,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.70%, 02/01/2036	609,445
25,000	Anheuser-Busch InBev Worldwide Inc 8.20%, 01/15/2039	33,623
75,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	67,978
	Ashtead Capital Inc(a)
200,000	1.50%, 08/12/2026	188,968
377,000	5.80%, 04/15/2034	393,979
	BAT Capital Corp
125,000	5.83%, 02/20/2031	132,591
846,000	6.00%, 02/20/2034	904,200
14,000	4.54%, 08/15/2047	11,825
100,000	Becton Dickinson & Co 4.67%, 06/06/2047	92,956
	Bristol-Myers Squibb Co
150,000	2.95%, 03/15/2032	136,730
197,000	5.20%, 02/22/2034	207,750
195,000	6.25%, 11/15/2053	225,884
110,000	5.55%, 02/22/2054	116,532
	Bunge Ltd Finance Corp
231,000	4.20%, 09/17/2029	230,411
231,000	4.65%, 09/17/2034	230,500
511,000	Campbell Soup Co(d) 5.40%, 03/21/2034	535,859
	Cargill Inc(a)
200,000	2.13%, 11/10/2031	173,703
90,000	4.00%, 06/22/2032	87,410
115,000	4.75%, 04/24/2033	116,838
175,000	Cencora Inc 3.45%, 12/15/2027	171,136
105,000	Centene Corp 4.25%, 12/15/2027	103,126
200,000	Chapman University 2.07%, 04/01/2031	169,854
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Cigna Group
$ 360,000	1.25%, 03/15/2026	$ 344,348
295,000	5.00%, 05/15/2029	303,827
150,000	5.13%, 05/15/2031	155,879
325,000	4.80%, 08/15/2038	316,650
169,000	Coca-Cola Consolidated Inc 5.45%, 06/01/2034	178,112
	CommonSpirit Health
15,000	2.76%, 10/01/2024	15,000
165,000	5.21%, 12/01/2031	170,051
440,000	6.46%, 11/01/2052	511,384
	Conagra Brands Inc
225,000	5.30%, 10/01/2026	229,319
304,000	4.85%, 11/01/2028	308,783
	Constellation Brands Inc
140,000	3.60%, 02/15/2028	136,898
250,000	2.25%, 08/01/2031	216,136
	CSL Finance PLC(a)
50,000	3.85%, 04/27/2027	49,427
105,000	4.25%, 04/27/2032	103,345
	CVS Health Corp
543,000	4.78%, 03/25/2038	512,326
285,000	4.13%, 04/01/2040	244,109
125,000	2.70%, 08/21/2040	88,762
115,000	5.05%, 03/25/2048	104,964
135,000	Elevance Health Inc 5.38%, 06/15/2034	141,913
	Eli Lilly & Co
65,000	4.20%, 08/14/2029	65,623
45,000	4.60%, 08/14/2034	45,706
10,000	5.05%, 08/14/2054	10,247
170,000	GE HealthCare Technologies Inc 6.38%, 11/22/2052	198,781
175,000	General Mills Inc 4.20%, 04/17/2028	175,194
120,000	Gilead Sciences Inc 5.25%, 10/15/2033	126,565
775,000	Haleon US Capital LLC 3.38%, 03/24/2027	761,280
	HCA Inc
220,000	3.50%, 09/01/2030	207,323
350,000	5.45%, 04/01/2031	364,666
205,000	5.60%, 04/01/2034	213,620
70,000	5.45%, 09/15/2034	72,026
	Howard University
100,000	2.80%, 10/01/2030	90,134
160,000	3.48%, 10/01/2041	125,424
	Humana Inc
100,000	5.38%, 04/15/2031	103,578
70,000	5.88%, 03/01/2033	74,312
100,000	5.95%, 03/15/2034	107,019
35,000	5.50%, 03/15/2053	34,553
	J M Smucker Co
321,000	5.90%, 11/15/2028	341,842
550,000	6.20%, 11/15/2033(d)	608,370
225,000	JDE Peet's NV(a) 1.38%, 01/15/2027	210,068

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Kaiser Foundation Hospitals
$ 200,000	2.81%, 06/01/2041	$ 154,220
95,000	3.00%, 06/01/2051	68,121
	Keurig Dr Pepper Inc
425,000	4.60%, 05/25/2028	430,337
117,000	4.50%, 04/15/2052	106,085
255,000	Kraft Heinz Foods Co 3.75%, 04/01/2030	248,760
361,000	Kroger Co 5.00%, 09/15/2034	364,010
190,000	Laboratory Corp of America Holdings 4.55%, 04/01/2032	187,830
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	266,599
	Philip Morris International Inc
35,000	5.13%, 11/17/2027	36,038
45,000	4.88%, 02/15/2028	46,004
270,000	5.13%, 02/15/2030	280,097
60,000	5.13%, 02/13/2031	62,364
135,000	5.38%, 02/15/2033	141,188
130,000	5.63%, 09/07/2033(d)	138,390
305,000	Quanta Services Inc 5.25%, 08/09/2034	311,800
	Royalty Pharma PLC
165,000	1.75%, 09/02/2027	153,754
95,000	5.15%, 09/02/2029	97,441
180,000	2.20%, 09/02/2030	157,627
70,000	2.15%, 09/02/2031	59,650
341,000	5.40%, 09/02/2034	349,810
35,000	3.35%, 09/02/2051	24,187
85,000	Smith & Nephew PLC 5.40%, 03/20/2034	88,395
	Solventum Corp(a)
755,000	5.40%, 03/01/2029	776,754
425,000	5.45%, 03/13/2031	438,126
260,000	5.60%, 03/23/2034	269,252
	Sysco Corp
50,000	4.45%, 03/15/2048	44,120
225,000	6.60%, 04/01/2050	263,755
50,000	Thermo Fisher Scientific Inc 1.75%, 10/15/2028	45,888
	Tyson Foods Inc
30,000	5.40%, 03/15/2029	31,151
70,000	5.70%, 03/15/2034	73,757
	UnitedHealth Group Inc
100,000	4.00%, 05/15/2029	99,756
625,000	5.30%, 02/15/2030	659,062
175,000	4.95%, 01/15/2032	180,995
125,000	4.20%, 05/15/2032	124,018
525,000	5.35%, 02/15/2033	557,659
330,000	5.15%, 07/15/2034	344,417
65,000	3.75%, 10/15/2047	53,350
280,000	5.88%, 02/15/2053	309,944
61,000	5.05%, 04/15/2053	60,553
245,000	5.38%, 04/15/2054	254,692
40,000	4.95%, 05/15/2062	38,690
30,000	6.05%, 02/15/2063	33,965
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 130,000	5.75%, 07/15/2064	$ 140,336
		24,185,565
Energy — 2.01%
	BP Capital Markets America Inc
115,000	1.75%, 08/10/2030	100,356
175,000	4.81%, 02/13/2033	177,340
95,000	4.89%, 09/11/2033	96,663
110,000	5.23%, 11/17/2034	114,525
155,000	3.38%, 02/08/2061	109,117
135,000	Cheniere Energy Partners LP 5.95%, 06/30/2033	142,850
	Columbia Pipelines Holding Co LLC(a)
85,000	6.04%, 08/15/2028	88,875
25,000	5.10%, 10/01/2031	25,215
90,000	5.68%, 01/15/2034	92,831
	Columbia Pipelines Operating Co LLC(a)
210,000	5.93%, 08/15/2030	222,399
475,000	6.04%, 11/15/2033	506,825
	ConocoPhillips Co
93,000	3.80%, 03/15/2052	74,574
50,000	5.30%, 05/15/2053	50,531
115,000	4.03%, 03/15/2062	92,687
130,000	5.70%, 09/15/2063	138,650
	Diamondback Energy Inc
180,000	6.25%, 03/15/2033	194,124
65,000	5.40%, 04/18/2034	66,355
45,000	6.25%, 03/15/2053	48,208
20,000	5.75%, 04/18/2054	20,153
40,000	5.90%, 04/18/2064	40,318
230,000	EIG Pearl Holdings SARL(a) 3.55%, 08/31/2036	204,668
	Enbridge Inc
35,000	6.00%, 11/15/2028	37,167
453,000	5.70%, 03/08/2033	477,439
250,000	5.63%, 04/05/2034	262,204
	Energy Transfer LP
80,000	5.25%, 07/01/2029	82,395
180,000	6.40%, 12/01/2030	196,091
85,000	5.00%, 05/15/2050	76,791
255,000	Eni SpA(a) 5.50%, 05/15/2034	264,163
	Enterprise Products Operating LLC
130,000	4.95%, 02/15/2035	132,018
45,000	3.30%, 02/15/2053	32,175
190,000	Equinor ASA 3.63%, 04/06/2040	164,035
	Galaxy Pipeline Assets Bidco Ltd
170,344	2.16%, 03/31/2034(a)	150,970
350,899	2.94%, 09/30/2040	294,980
	Greensaif Pipelines Bidco SARL(a)
200,000	5.85%, 02/23/2036(d)	206,863
200,000	6.13%, 02/23/2038	211,784

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Hess Corp
$ 185,000	7.30%, 08/15/2031	$ 211,850
144,000	7.13%, 03/15/2033	166,189
	MPLX LP
300,000	4.00%, 02/15/2025	298,419
70,000	1.75%, 03/01/2026	67,411
35,000	4.13%, 03/01/2027	34,816
75,000	4.25%, 12/01/2027	74,721
85,000	2.65%, 08/15/2030	76,505
60,000	5.50%, 06/01/2034	61,643
475,000	4.50%, 04/15/2038	439,067
90,000	4.90%, 04/15/2058	79,198
121,000	Occidental Petroleum Corp 7.88%, 09/15/2031	140,065
	ONEOK Inc
100,000	4.40%, 10/15/2029	99,662
80,000	4.75%, 10/15/2031	80,000
45,000	6.10%, 11/15/2032	48,442
125,000	5.05%, 11/01/2034	124,430
150,000	5.85%, 11/01/2064	148,860
55,000	Ovintiv Inc 7.38%, 11/01/2031	62,053
200,000	Pertamina Persero PT 3.10%, 01/21/2030	185,460
	Phillips 66 Co
185,000	5.25%, 06/15/2031	191,307
220,000	5.30%, 06/30/2033	226,792
550,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	524,195
60,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	59,683
	Saudi Arabian Oil Co(a)
200,000	5.25%, 07/17/2034	205,661
230,000	5.75%, 07/17/2054	232,880
	Shell International Finance BV
140,000	3.25%, 04/06/2050	103,896
145,000	3.00%, 11/26/2051	101,142
155,000	Targa Resources Corp 4.20%, 02/01/2033	146,768
185,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	174,073
	TotalEnergies Capital SA
125,000	4.72%, 09/10/2034	125,628
245,000	5.64%, 04/05/2064	255,472
135,000	5.43%, 09/10/2064	135,868
90,000	Transcontinental Gas Pipe Line Co LLC 3.25%, 05/15/2030	84,294
	Whistler Pipeline LLC(a)
5,000	5.40%, 09/30/2029	5,108
60,000	5.70%, 09/30/2031	62,117
60,000	5.95%, 09/30/2034	62,130
280,000	Williams Cos Inc 5.65%, 03/15/2033	293,032
		10,585,176
Principal Amount		Fair Value
Financial — 8.95%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
$ 725,000	2.45%, 10/29/2026	$ 696,216
150,000	3.30%, 01/30/2032	135,375
370,000	Agree LP REIT 4.80%, 10/01/2032	366,876
50,000	American International Group Inc 3.40%, 06/30/2030	47,265
145,000	American Tower Corp REIT 3.80%, 08/15/2029	141,074
125,000	Ameriprise Financial Inc 5.70%, 12/15/2028	132,268
45,000	Aon Corp / Aon Global Holdings PLC 5.35%, 02/28/2033	47,012
270,000	Aon North America Inc 5.45%, 03/01/2034	283,479
280,000	Athene Global Funding(a) 2.65%, 10/04/2031	240,267
160,000	Athene Holding Ltd 5.88%, 01/15/2034	167,461
	Banco Santander SA
1,000,000	4.25%, 04/11/2027	995,597
200,000	5.44%, 07/15/2031	209,129
	Bank of America Corp
715,000	3.88%, 08/01/2025	712,769
30,000	5.08%, 01/20/2027	30,244
145,000	5.93%, 09/15/2027	149,307
665,000	5.20%, 04/25/2029	683,758
550,000	2.59%, 04/29/2031	498,763
75,000	1.90%, 07/23/2031	65,070
960,000	1.92%, 10/24/2031	827,175
660,000	2.69%, 04/22/2032	588,634
370,000	2.30%, 07/21/2032	320,291
785,000	4.57%, 04/27/2033	781,230
157,000	5.02%, 07/22/2033	161,074
110,000	5.47%, 01/23/2035	115,676
117,000	2.48%, 09/21/2036	98,725
295,000	6.11%, 01/29/2037	325,794
375,000	3.31%, 04/22/2042	304,530
	Bank of New York Mellon Corp
245,000	6.32%, 10/25/2029	263,532
60,000	4.98%, 03/14/2030	61,971
40,000	4.60%, 07/26/2030	40,582
150,000	5.06%, 07/22/2032	155,209
140,000	5.19%, 03/14/2035	145,349
	Barclays PLC
775,000	2.85%, 05/07/2026	764,807
200,000	7.39%, 11/02/2028	216,014
355,000	5.69%, 03/12/2030	369,288
200,000	4.94%, 09/10/2030	201,653
190,000	BlackRock Funding Inc 4.90%, 01/08/2035	196,161
290,000	BNP Paribas SA(a) 5.89%, 12/05/2034	313,084
	BPCE SA(a)
260,000	2.05%, 10/19/2027	246,532
250,000	6.71%, 10/19/2029	267,146

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 425,000	3.12%, 10/19/2032	$ 366,163
500,000	6.51%, 01/18/2035	525,903
	Capital One Financial Corp
40,000	5.47%, 02/01/2029	41,003
90,000	6.31%, 06/08/2029	94,801
140,000	3.27%, 03/01/2030	131,627
65,000	5.25%, 07/26/2030	66,104
445,000	7.62%, 10/30/2031	505,757
	Citigroup Inc
430,000	3.70%, 01/12/2026	427,103
700,000	3.89%, 01/10/2028	692,967
95,000	5.17%, 02/13/2030	97,588
330,000	2.57%, 06/03/2031	296,971
525,000	3.06%, 01/25/2033	468,914
360,000	4.91%, 05/24/2033	362,867
	Citizens Financial Group Inc
205,000	5.84%, 01/23/2030	213,255
175,000	5.72%, 07/23/2032	181,484
55,000	6.65%, 04/25/2035	60,384
30,000	Comerica Inc 5.98%, 01/30/2030	30,927
125,000	Corebridge Financial Inc 5.75%, 01/15/2034	131,751
220,000	Corebridge Global Funding(a) 5.20%, 06/24/2029	227,020
	Crown Castle Inc REIT
305,000	4.80%, 09/01/2028	308,473
195,000	5.60%, 06/01/2029	203,825
158,000	3.10%, 11/15/2029	147,854
	Deutsche Bank AG
150,000	5.41%, 05/10/2029	155,843
150,000	5.40%, 09/11/2035	150,968
140,000	Discover Financial Services 7.96%, 11/02/2034	164,498
75,000	Equitable Financial Life Global Funding(a) 1.80%, 03/08/2028	68,642
170,000	Equitable Holdings Inc 4.35%, 04/20/2028	169,361
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	557,259
120,000	Fifth Third Bancorp 2.38%, 01/28/2025	119,025
135,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	137,293
	Goldman Sachs Group Inc
210,000	5.73%, 04/25/2030	220,700
255,000	5.05%, 07/23/2030	261,649
490,000	2.62%, 04/22/2032	433,020
155,000	2.38%, 07/21/2032	134,424
525,000	Healthcare Realty Holdings LP REIT 2.05%, 03/15/2031	431,786
126,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	110,799
	HSBC Holdings PLC
200,000	6.16%, 03/09/2029	210,569
400,000	2.21%, 08/17/2029	366,748
Principal Amount		Fair Value
Financial — (continued)
$ 280,000	5.73%, 05/17/2032	$ 294,960
315,000	5.40%, 08/11/2033	326,309
140,000	Intercontinental Exchange Inc 3.63%, 09/01/2028	137,099
200,000	Intesa Sanpaolo SpA(a) 7.80%, 11/28/2053	239,802
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	160,329
	JPMorgan Chase & Co
170,000	2.95%, 10/01/2026	166,607
90,000	6.07%, 10/22/2027	93,276
150,000	4.85%, 07/25/2028	152,616
560,000	3.51%, 01/23/2029	546,905
95,000	5.30%, 07/24/2029	98,297
90,000	6.09%, 10/23/2029	95,943
280,000	5.58%, 04/22/2030	293,885
175,000	3.70%, 05/06/2030	170,210
255,000	5.00%, 07/22/2030	262,198
25,000	2.74%, 10/15/2030	23,160
135,000	2.52%, 04/22/2031	122,622
410,000	1.76%, 11/19/2031	352,429
165,000	1.95%, 02/04/2032	141,779
490,000	2.58%, 04/22/2032	436,999
475,000	2.96%, 01/25/2033	427,455
537,000	4.59%, 04/26/2033	537,114
360,000	4.91%, 07/25/2033	367,696
480,000	5.34%, 01/23/2035	501,720
	M&T Bank Corp
595,000	7.41%, 10/30/2029	651,745
55,000	5.05%, 01/27/2034	54,554
55,000	Macquarie Airfinance Holdings Ltd(a) 6.40%, 03/26/2029	57,244
550,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	527,532
500,000	Manufacturers & Traders Trust Co 4.70%, 01/27/2028	502,631
80,000	Marsh & McLennan Cos Inc 4.75%, 03/15/2039	78,763
625,000	Mastercard Inc 3.30%, 03/26/2027	616,231
520,000	Metropolitan Life Global Funding I(a) 2.40%, 01/11/2032	451,415
	Morgan Stanley
385,000	3.63%, 01/20/2027	381,529
754,000	3.95%, 04/23/2027	746,495
600,000	3.77%, 01/24/2029	590,118
545,000	5.16%, 04/20/2029	560,184
70,000	5.45%, 07/20/2029	72,737
495,000	6.41%, 11/01/2029	531,928
100,000	4.43%, 01/23/2030	100,219
350,000	2.70%, 01/22/2031	320,562
400,000	1.79%, 02/13/2032(d)	338,590
455,000	1.93%, 04/28/2032	386,044
355,000	4.89%, 07/20/2033	359,436
120,000	5.47%, 01/18/2035	125,471
425,000	2.48%, 09/16/2036	355,618

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 80,000	NNN Inc REIT 5.50%, 06/15/2034	$ 83,245
	Nomura Holdings Inc
500,000	2.61%, 07/14/2031	434,804
200,000	5.78%, 07/03/2034(d)	210,119
165,000	Principal Financial Group Inc 5.38%, 03/15/2033	172,087
95,000	Principal Life Global Funding II(a) 5.10%, 01/25/2029	97,874
	Prologis LP REIT
625,000	1.75%, 07/01/2030	545,134
300,000	4.63%, 01/15/2033	301,661
150,000	Protective Life Global Funding(a) 5.22%, 06/12/2029	155,755
200,000	Realty Income Corp REIT(d) 4.90%, 07/15/2033	202,057
274,000	Retail Opportunity Investments Partnership LP REIT 6.75%, 10/15/2028	294,001
155,000	SBA Tower Trust REIT(a) 2.84%, 01/15/2025	153,887
225,000	Simon Property Group LP REIT 4.75%, 09/26/2034	223,140
445,000	Societe Generale SA(a) 6.07%, 01/19/2035	464,184
	Standard Chartered PLC(a)
200,000	7.77%, 11/16/2028	218,277
200,000	5.91%, 05/14/2035	211,637
500,000	Truist Bank 2.25%, 03/11/2030	441,071
90,000	Truist Financial Corp 6.05%, 06/08/2027	92,353
	UBS Group AG(a)
1,225,000	4.28%, 01/09/2028	1,215,979
200,000	4.75%, 05/12/2028	201,277
250,000	6.44%, 08/11/2028	263,001
240,000	2.75%, 02/11/2033	208,001
270,000	6.54%, 08/12/2033	298,091
250,000	9.02%, 11/15/2033	315,915
	Wells Fargo & Co
220,000	2.41%, 10/30/2025	219,399
750,000	4.30%, 07/22/2027	751,721
240,000	2.39%, 06/02/2028	228,196
95,000	5.57%, 07/25/2029	98,838
60,000	6.30%, 10/23/2029	64,197
695,000	2.88%, 10/30/2030	644,618
110,000	2.57%, 02/11/2031	99,888
595,000	3.35%, 03/02/2033	543,934
928,000	4.90%, 07/25/2033	938,638
55,000	5.39%, 04/24/2034	57,046
75,000	6.49%, 10/23/2034	83,810
130,000	5.50%, 01/23/2035	136,278
475,000	Westpac Banking Corp 4.11%, 07/24/2034	459,371
765,000	Willis North America Inc 2.95%, 09/15/2029	709,767
		47,239,419
Principal Amount		Fair Value
Industrial — 2.11%
	AGCO Corp
$ 45,000	5.45%, 03/21/2027	$ 45,915
190,000	5.80%, 03/21/2034	198,682
189,000	Allegion US Holding Co Inc 5.60%, 05/29/2034	197,528
200,000	BAE Systems PLC(a) 5.13%, 03/26/2029	205,786
	Boeing Co
30,000	2.70%, 02/01/2027	28,457
1,025,000	3.45%, 11/01/2028	965,100
90,000	6.30%, 05/01/2029(a)	94,688
70,000	2.95%, 02/01/2030	62,571
90,000	5.15%, 05/01/2030	90,216
80,000	6.39%, 05/01/2031(a)	85,067
175,000	6.53%, 05/01/2034(a)	187,821
15,000	3.75%, 02/01/2050	10,545
200,000	5.81%, 05/01/2050	193,224
185,000	6.86%, 05/01/2054(a)	203,058
125,000	5.93%, 05/01/2060	119,733
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	174,377
400,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	358,011
725,000	Carrier Global Corp 5.90%, 03/15/2034	791,271
400,000	CSX Corp 3.80%, 03/01/2028	397,107
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	195,642
125,000	General Electric Co 5.88%, 01/14/2038	136,992
203,000	Howmet Aerospace Inc 4.85%, 10/15/2031	207,088
155,000	Ingersoll Rand Inc 5.70%, 08/14/2033	166,070
	L3Harris Technologies Inc
150,000	5.05%, 06/01/2029	154,498
215,000	5.35%, 06/01/2034	223,669
325,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	233,258
215,000	Northrop Grumman Corp 5.15%, 05/01/2040	218,349
	Otis Worldwide Corp
115,000	2.57%, 02/15/2030	105,368
110,000	3.11%, 02/15/2040	88,407
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
65,000	4.40%, 07/01/2027	65,023
65,000	6.05%, 08/01/2028	68,417
55,000	5.35%, 03/30/2029	56,798
207,000	5.25%, 07/01/2029	213,169
794,000	Regal Rexnord Corp 6.30%, 02/15/2030	844,483
	Republic Services Inc
70,000	1.45%, 02/15/2031	58,670
205,000	5.20%, 11/15/2034	214,029
	RTX Corp
75,000	5.75%, 11/08/2026	77,320

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,025,000	6.10%, 03/15/2034	$ 1,131,578
45,000	Trane Technologies Financing Ltd 5.10%, 06/13/2034	46,896
325,000	Union Pacific Corp 2.80%, 02/14/2032	295,687
730,000	Veralto Corp 5.45%, 09/18/2033	765,900
	Waste Management Inc
175,000	3.15%, 11/15/2027	170,986
600,000	1.15%, 03/15/2028	545,095
450,000	4.95%, 07/03/2031	468,360
		11,160,909
Technology — 1.97%
550,000	Adobe Inc 2.15%, 02/01/2027	528,773
	Broadcom Inc
260,000	4.15%, 02/15/2028	259,727
12,000	4.11%, 09/15/2028	11,969
90,000	5.05%, 07/12/2029	92,707
192,000	4.15%, 04/15/2032(a)	186,277
645,000	2.60%, 02/15/2033(a)	552,923
370,000	3.42%, 04/15/2033(a)	336,183
150,000	3.47%, 04/15/2034(a)	135,074
339,000	3.14%, 11/15/2035(a)	289,891
245,000	Cadence Design Systems Inc 4.70%, 09/10/2034	246,528
90,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	86,592
279,000	Constellation Software Inc(a) 5.46%, 02/16/2034	291,644
257,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	320,115
600,000	Foundry JV Holdco LLC(a) 6.15%, 01/25/2032	623,971
	Hewlett Packard Enterprise Co
411,000	5.00%, 10/15/2034	406,899
50,000	6.35%, 10/15/2045	54,904
	Intel Corp
350,000	5.20%, 02/10/2033(d)	354,601
215,000	5.15%, 02/21/2034(d)	217,228
125,000	4.75%, 03/25/2050	108,322
250,000	3.05%, 08/12/2051	160,103
135,000	5.05%, 08/05/2062	118,790
500,000	Intuit Inc 1.35%, 07/15/2027	466,534
335,000	MSCI Inc(a)(d) 4.00%, 11/15/2029	324,995
60,000	NVIDIA Corp 3.50%, 04/01/2040	53,031
71,000	NXP BV / NXP Funding LLC 5.35%, 03/01/2026	71,698
	NXP BV / NXP Funding LLC / NXP USA Inc
89,000	4.30%, 06/18/2029	88,552
325,000	2.65%, 02/15/2032	282,240
Principal Amount		Fair Value
Technology — (continued)
	Oracle Corp
$ 165,000	2.30%, 03/25/2028	$ 154,954
275,000	4.50%, 05/06/2028	278,384
65,000	2.95%, 04/01/2030	60,442
350,000	4.65%, 05/06/2030(d)	356,904
325,000	2.88%, 03/25/2031	295,666
301,000	4.90%, 02/06/2033	306,573
350,000	3.60%, 04/01/2040	291,194
471,000	3.60%, 04/01/2050	358,573
525,000	6.90%, 11/09/2052	632,825
185,000	Roper Technologies Inc 4.75%, 02/15/2032	187,181
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	222,100
	VMware LLC
100,000	1.80%, 08/15/2028	90,955
300,000	2.20%, 08/15/2031	257,683
	Workday Inc
125,000	3.50%, 04/01/2027	122,984
100,000	3.80%, 04/01/2032	94,924
		10,381,613
Utilities — 3.19%
335,000	Alabama Power Co 3.45%, 10/01/2049	257,737
425,000	Alliant Energy Finance LLC(a) 4.25%, 06/15/2028	419,571
125,000	American Water Capital Corp 3.75%, 09/01/2028	123,180
	Arizona Public Service Co
60,000	6.35%, 12/15/2032	65,961
75,000	5.55%, 08/01/2033	78,193
225,000	Atmos Energy Corp 5.90%, 11/15/2033	247,254
140,000	Baltimore Gas & Electric Co 5.65%, 06/01/2054	150,638
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	342,341
65,000	Boston Gas Co(a) 3.76%, 03/16/2032	59,256
285,000	Brooklyn Union Gas Co(a) 4.87%, 08/05/2032	278,205
210,000	CenterPoint Energy Inc 5.40%, 06/01/2029	218,036
80,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	73,374
	Consolidated Edison Co of New York Inc
75,000	5.50%, 03/15/2034	80,222
145,000	3.20%, 12/01/2051	103,413
75,000	5.70%, 05/15/2054	81,225
	Dominion Energy Inc
176,000	3.38%, 04/01/2030	166,808
10,000	6.30%, 03/15/2033	10,935
	Duke Energy Carolinas LLC
333,000	5.30%, 02/15/2040	346,756
30,000	3.55%, 03/15/2052	23,110

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Duke Energy Corp
$ 475,000	3.15%, 08/15/2027	$ 461,493
60,000	2.45%, 06/01/2030	54,126
377,000	2.55%, 06/15/2031	333,277
40,000	5.45%, 06/15/2034	41,745
110,000	5.00%, 08/15/2052	104,155
50,000	5.80%, 06/15/2054	52,781
145,000	Duke Energy Florida LLC 5.88%, 11/15/2033	158,660
	Duke Energy Ohio Inc
145,000	3.65%, 02/01/2029	141,968
115,000	5.25%, 04/01/2033	120,049
120,000	5.55%, 03/15/2054	125,466
	Edison International
180,000	4.13%, 03/15/2028	178,412
50,000	5.25%, 11/15/2028	51,372
120,000	8.13%, 06/15/2053	126,001
975,000	Entergy Corp 2.95%, 09/01/2026	951,522
115,000	Evergy Metro Inc 4.20%, 03/15/2048	98,079
	Eversource Energy
355,000	5.13%, 05/15/2033	361,022
115,000	5.50%, 01/01/2034	119,366
450,000	Exelon Corp 4.05%, 04/15/2030	443,124
55,000	FirstEnergy Corp 3.90%, 07/15/2027	54,429
45,000	FirstEnergy Pennsylvania Electric Co(a) 4.15%, 04/15/2025	44,632
515,000	Florida Power & Light Co 4.55%, 10/01/2044	471,282
	Georgia Power Co
70,000	4.70%, 05/15/2032	71,313
30,000	4.95%, 05/17/2033	30,840
30,000	4.75%, 09/01/2040	29,181
42,000	KeySpan Gas East Corp(a) 5.99%, 03/06/2033	44,035
75,000	Monongahela Power Co(a) 5.85%, 02/15/2034	80,386
50,000	National Grid PLC 5.60%, 06/12/2028	52,209
	NextEra Energy Capital Holdings Inc
95,000	4.63%, 07/15/2027	96,422
380,000	2.25%, 06/01/2030	339,649
	NiSource Inc
150,000	3.49%, 05/15/2027	147,368
55,000	1.70%, 02/15/2031	46,432
190,000	5.40%, 06/30/2033	197,706
105,000	NSTAR Electric Co 5.40%, 06/01/2034	110,845
	Oglethorpe Power Corp
155,000	5.05%, 10/01/2048	146,845
25,000	5.80%, 06/01/2054(a)	26,287
75,000	Ohio Edison Co(a) 5.50%, 01/15/2033	77,995
200,000	Ohio Power Co 5.00%, 06/01/2033	203,471
Principal Amount		Fair Value
Utilities — (continued)
	Pacific Gas & Electric Co
$ 320,000	5.45%, 06/15/2027	$ 327,615
625,000	2.10%, 08/01/2027	585,717
70,000	6.10%, 01/15/2029	73,905
235,000	4.55%, 07/01/2030	233,185
425,000	2.50%, 02/01/2031	372,365
185,000	3.25%, 06/01/2031	168,437
145,000	6.15%, 01/15/2033	155,659
540,000	6.40%, 06/15/2033	590,225
400,000	PacifiCorp 5.80%, 01/15/2055	419,653
115,000	Public Service Electric & Gas Co 5.45%, 03/01/2054	122,094
	Public Service Enterprise Group Inc
125,000	6.13%, 10/15/2033	136,154
45,000	5.45%, 04/01/2034	46,869
	Puget Energy Inc
185,000	3.65%, 05/15/2025	183,023
64,000	4.10%, 06/15/2030	61,655
31,000	4.22%, 03/15/2032	29,150
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	97,545
	Southern California Edison Co
70,000	4.90%, 06/01/2026	70,668
95,000	5.15%, 06/01/2029	98,558
140,000	2.25%, 06/01/2030	125,086
220,000	2.75%, 02/01/2032	195,714
65,000	5.95%, 11/01/2032	70,741
255,000	5.20%, 06/01/2034	264,310
2,000	4.00%, 04/01/2047	1,672
20,000	3.65%, 02/01/2050	15,571
50,000	5.75%, 04/15/2054	53,484
	Southern California Gas Co
380,000	5.20%, 06/01/2033	395,003
65,000	5.75%, 06/01/2053	69,336
190,000	5.60%, 04/01/2054	201,409
	Southern Co
190,000	4.85%, 06/15/2028(d)	194,551
35,000	5.20%, 06/15/2033	36,268
220,000	5.70%, 03/15/2034	236,130
225,000	4.85%, 03/15/2035	226,814
184,000	Southwest Gas Corp 2.20%, 06/15/2030	163,214
90,000	Southwestern Electric Power Co 5.30%, 04/01/2033	92,889
	Virginia Electric & Power Co
260,000	5.00%, 04/01/2033	266,327
270,000	5.00%, 01/15/2034	276,604
65,000	5.05%, 08/15/2034	66,725
45,000	5.35%, 01/15/2054	46,016
120,000	Wisconsin Power & Light Co 5.38%, 03/30/2034	125,628
	Xcel Energy Inc
525,000	3.35%, 12/01/2026	514,532

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 100,000	4.60%, 06/01/2032	$ 99,068
		16,829,729
TOTAL CORPORATE BONDS AND NOTES — 27.61% (Cost $148,231,766)		$145,765,192
FOREIGN GOVERNMENT BONDS AND NOTES
	Bermuda Government International Bond
200,000	2.38%, 08/20/2030	175,960
200,000	5.00%, 07/15/2032(a)	202,500
200,000	5.00%, 07/15/2032	202,500
	Hungary Government International Bond(a)
240,000	6.13%, 05/22/2028	250,200
275,000	5.50%, 03/26/2036	276,928
200,000	Indonesia Government International Bond 5.15%, 09/10/2054	203,222
200,000	Israel Government International Bond 5.75%, 03/12/2054	190,172
	Mexico Government International Bond
541,000	3.50%, 02/12/2034	460,269
795,000	6.00%, 05/07/2036	809,621
685,000	4.28%, 08/14/2041	558,921
76,000	4.75%, 03/08/2044	64,279
200,000	6.34%, 05/04/2053	198,596
200,000	6.40%, 05/07/2054	200,074
	Panama Government International Bond
200,000	3.16%, 01/23/2030	178,705
210,000	6.85%, 03/28/2054	212,304
	Peruvian Government International Bond
60,000	3.00%, 01/15/2034	51,430
135,000	5.38%, 02/08/2035	138,242
380,000	3.30%, 03/11/2041	298,949
200,000	Philippine Government International Bond 4.75%, 03/05/2035	201,999
	Republic of Poland Government International Bond
220,000	5.13%, 09/18/2034	226,074
270,000	5.50%, 03/18/2054	275,755
	Romanian Government International Bond
40,000	3.00%, 02/27/2027(a)	38,371
578,000	5.88%, 01/30/2029(a)	591,977
1,072,000	3.00%, 02/14/2031(d)	935,039
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.32% (Cost $7,346,974)		$6,942,087
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 9.94%
$ 166,019	Ajax Mortgage Loan Trust(a)(c) Series 2021-C Class A 5.12%, 01/25/2061	$ 166,013
	Angel Oak Mortgage Trust(a)
	Series 2020-1 Class A1
24,074	2.47%, 12/25/2059(e)	23,191
	Series 2020-2 Class A1A
79,267	2.53%, 01/26/2065(e)	74,387
	Series 2020-4 Class A1
33,962	1.47%, 06/25/2065(e)	32,144
	Series 2020-6 Class A1
36,010	1.26%, 05/25/2065(e)	32,807
	Series 2020-R1 Class A1
69,683	0.99%, 04/25/2053(e)	65,821
	Series 2021-1 Class A1
122,457	0.91%, 01/25/2066(e)	105,833
	Series 2021-2 Class A1
237,055	0.99%, 04/25/2066(e)	202,470
	Series 2021-4 Class A1
188,981	1.04%, 01/20/2065(e)	158,575
	Series 2021-5 Class A1
285,111	0.95%, 07/25/2066(e)	246,754
	Series 2021-6 Class A1
440,380	1.46%, 09/25/2066(e)	368,492
	Series 2021-8 Class A1
212,738	1.82%, 11/25/2066(e)	188,927
	Series 2024-1A Class B
643,019	2.88%, 12/25/2066(c)	602,558
	Arroyo Mortgage Trust(a)(e)
	Series 2019-2 Class A1
50,227	3.35%, 04/25/2049	48,855
	Series 2019-3 Class A1
48,264	2.96%, 10/25/2048	45,795
180,000	ARZ Trust(a) Series 2024-BILT Class A 5.77%, 06/11/2029	186,936
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	331,375
	Series 2019-BN16 Class XA
2,417,937	1.10%, 02/15/2052(e)	76,239
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	613,073
	Series 2019-BN18 Class XA
971,530	1.03%, 05/15/2062(e)	32,208
	Series 2019-BN20 Class XA
1,148,187	0.93%, 09/15/2062(e)	37,630
	Series 2019-BN22 Class XA
1,772,994	0.70%, 11/15/2062(e)	45,567
	Series 2019-BN23 Class XA
2,908,455	0.80%, 12/15/2052(e)	85,519
	Series 2019-BN24 Class XA
977,746	0.75%, 11/15/2062(e)	28,186
	Series 2020-BN26 Class XA
1,041,251	1.32%, 03/15/2063(e)	51,915
	Series 2020-BN28 Class XA
2,331,140	1.88%, 03/15/2063(e)	191,930

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-BN29 Class XA
$ 2,803,427	1.42%, 11/15/2053(e)	$ 174,987
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054	1,338,065
	Series 2023-BNK45 Class ASB
500,000	5.47%, 02/15/2056	523,586
	Series 2023-BNK45 Class XA
993,205	1.20%, 02/15/2056(e)	59,803
	Series 2024-BNK47 Class A5
1,085,000	5.72%, 06/15/2057	1,173,351
	Series 2024-BNK48 Class XA
1,767,000	1.35%, 09/15/2034(e)	167,688
	BANK5
	Series 2024-5YR7 Class A3
475,000	5.77%, 06/15/2057	497,024
	Series 2024-5YR8 Class A3
275,000	5.88%, 08/15/2057	290,241
	Series 2024-5YR9 Class A3
650,000	5.61%, 08/15/2057	678,019
	Series 2024-5YR9 Class AS
400,000	6.18%, 08/15/2057(e)	418,720
	Barclays Commercial Mortgage Securities Trust
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,363,907
	Series 2022-C15 Class A5
105,000	3.66%, 04/15/2055(e)	97,952
	Series 2024-5C29 Class AS
400,000	5.63%, 09/15/2057(e)	410,243
	Series 2024-C24 Class A5
325,000	5.42%, 02/15/2057	344,217
	Series 2024-C24 Class XA
1,107,944	1.86%, 02/15/2057(e)	117,462
	Series 2024-C26 Class A5
395,000	5.83%, 05/15/2057	430,638
	Series 2024-C26 Class B
475,000	5.94%, 05/15/2057(e)	494,627
	Series 2024-C28 Class A5
395,000	5.40%, 09/15/2057	417,728
	Series 2024-C28 Class XA
1,000,000	1.33%, 09/15/2057(e)	82,591
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(e)	389,046
	Series 2019-B10 Class XA
1,946,132	1.38%, 03/15/2062(e)	88,801
	Series 2019-B11 Class A2
23,393	3.41%, 05/15/2052	23,337
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	428,425
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,402,564
	Series 2019-B12 Class XA
913,070	1.21%, 08/15/2052(e)	31,221
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-B9 Class A5
$ 550,000	4.02%, 03/15/2052	$ 532,607
	Series 2020-B18 Class XA
609,732	1.91%, 07/15/2053(e)	34,194
	Series 2020-B22 Class XA
1,101,498	1.62%, 01/15/2054(e)	80,036
	Series 2023-B39 Class XA
2,328,623	0.72%, 07/15/2056(e)	92,498
	Series 2023-B40 Class XA
969,058	1.43%, 12/15/2056(e)	62,674
	Series 2024-V8 Class A3
325,000	6.19%, 07/15/2057(e)	346,673
142,610	BINOM Securitization Trust(a)(e) Series 2021-INV1 Class A1 2.03%, 06/25/2056	126,993
475,000	BLP Commercial Mortgage Trust(a)(b) Series 2024-IND2 Class A 6.44%, 03/15/2041 1-mo. SOFR + 1.34%	473,516
	BMO Mortgage Trust
	Series 2024-5C6 Class A3
200,000	5.32%, 09/15/2057	205,902
	Series 2024-5C6 Class AS
450,000	5.75%, 09/15/2057(e)	464,018
	Series 2024-C9 Class A5
856,000	5.76%, 07/15/2057	926,726
	Series 2024-C9 Class XA
1,509,000	1.08%, 07/15/2057(e)	103,611
645,000	BOCA Commercial Mortgage Trust(a)(b) Series 2024-BOCA Class A 7.02%, 08/15/2041 1-mo. SOFR + 1.92%	645,000
	BRAVO Residential Funding Trust(a)(e)
	Series 2021-NQM2 Class A1
55,921	0.97%, 03/25/2060	53,683
	Series 2022-NQM3 Class A1
190,226	5.11%, 07/25/2062	189,447
44,061	Bunker Hill Loan Depository Trust(a)(e) Series 2020-1 Class A1 1.72%, 02/25/2055	42,901
	BX Trust(a)(b)
	Series 2021-ARIA Class A
550,000	6.11%, 10/15/2036 1-mo. SOFR + 1.01%	546,906
	Series 2024-AIRC Class A
400,000	6.79%, 08/15/2039 1-mo. SOFR + 1.69%	400,500
	Series 2024-BIO Class A
775,000	6.74%, 02/15/2041 1-mo. SOFR + 1.64%	771,125
	Series 2024-PAT Class A
300,000	7.19%, 03/15/2041 1-mo. SOFR + 2.09%	300,937
	Series 2024-XL4 Class A
291,603	6.54%, 02/15/2039 1-mo. SOFR + 1.44%	291,603

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-XL5 Class A
$ 416,055	6.49%, 03/15/2041 1-mo. SOFR + 1.39%	$ 416,080
100,000	CAMB Commercial Mortgage Trust(a)(b) Series 2019-LIFE Class C 6.84%, 12/15/2037 1-mo. SOFR + 1.75%	99,875
137,675	CD Commercial Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	135,652
	CF Hippolyta Issuer LLC(a)
	Series 2020-1 Class A1
108,654	1.69%, 07/15/2060	105,135
	Series 2020-1 Class A2
87,206	1.99%, 07/15/2060	79,047
	Series 2021-1A Class A1
94,245	1.53%, 03/15/2061	88,538
	Series 2022-1A Class A1
97,713	5.97%, 08/15/2062	98,231
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	245,259
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	397,010
16,363	Citigroup Mortgage Loan Trust(a)(e) Series 2018-RP1 Class A1 3.00%, 09/25/2064	15,909
	COLT Mortgage Loan Trust(a)(e)
	Series 2020-2R Class A1
85,159	1.33%, 10/26/2065	77,889
	Series 2021-2 Class A1
524,747	0.92%, 08/25/2066	438,410
	Series 2021-3 Class A1
365,443	0.96%, 09/27/2066	303,043
	Series 2021-4 Class A1
223,083	1.40%, 10/25/2066	190,823
	Series 2021-HX1 Class A1
460,495	1.11%, 10/25/2066	392,283
	Series 2022-4 Class A1
78,975	4.30%, 03/25/2067	77,870
	COMM Mortgage Trust(a)
	Series 2020-CX Class A
150,000	2.17%, 11/10/2046	125,780
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039	92,884
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039	108,069
	Series 2024-277P Class A
225,000	6.34%, 08/10/2044	236,221
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
28,208	3.25%, 04/25/2047(e)	25,618
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-RPL9 Class A
$ 109,992	3.85%, 09/25/2057(e)	$ 106,819
	Series 2020-NET Class A
53,554	2.26%, 08/15/2037	51,612
	Series 2020-NQM1 Class A1
117,967	2.21%, 05/25/2065(c)	110,207
	Series 2020-RPL4 Class A1
260,023	2.00%, 01/25/2060(e)	233,391
	Series 2021-NQM2 Class A1
230,984	1.18%, 02/25/2066(e)	206,173
	Series 2021-NQM5 Class A1
180,589	0.94%, 05/25/2066(e)	153,769
	Series 2021-NQM6 Class A1
434,565	1.17%, 07/25/2066(e)	373,221
	Series 2021-NQM8 Class A1
234,822	1.84%, 10/25/2066(e)	211,735
	Series 2021-RPL4 Class A1
247,818	4.07%, 12/27/2060(e)	246,945
	Series 2022-NQM1 Class A1
558,856	2.27%, 11/25/2066(e)	507,948
81,254	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	80,246
11,214,868	DBGS Mortgage Trust(e) Series 2018-C1 Class XA 0.32%, 10/15/2051	71,869
390,000	DC Trust(a)(e) Series 2024-HLTN Class A 5.93%, 04/13/2040	397,689
478,725	Deutsche Bank Commercial Mortgage Trust(e) Series 2020-C9 Class XA 1.82%, 09/15/2053	22,948
	Ellington Financial Mortgage Trust(a)(e)
	Series 2020-2 Class A1
36,071	1.18%, 10/25/2065	33,745
	Series 2021-1 Class A1
29,086	0.80%, 02/25/2066	25,239
	Series 2021-2 Class A1
162,654	0.93%, 06/25/2066	136,458
	GCAT Trust(a)
	Series 2020-NQM2 Class A1
23,375	2.56%, 04/25/2065(c)	22,398
	Series 2021-NQM1 Class A1
142,194	0.87%, 01/25/2066(e)	123,279
	Series 2021-NQM4 Class A1
316,322	1.09%, 08/25/2066(e)	263,592
	Series 2021-NQM7 Class A1
156,652	1.92%, 08/25/2066(e)	144,675
	GS Mortgage Securities Trust(e)
	Series 2020-GC45 Class XA
2,001,065	0.77%, 02/13/2053	51,963
	Series 2024-70P Class A
625,000	5.49%, 03/10/2041(a)	629,769

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 160,000	HIH Trust(a)(b) Series 2024-61P Class A 6.79%, 10/15/2041 1-mo. SOFR + 1.84%	$ 159,600
150,000	HTL Commercial Mortgage Trust(a)(e) Series 2024-T53 Class A 6.07%, 05/10/2039	153,303
	Imperial Fund Mortgage Trust(a)
	Series 2021-NQM2 Class A1
174,860	1.07%, 09/25/2056(e)	146,815
	Series 2022-NQM2 Class A1
520,744	3.64%, 03/25/2067(c)	494,188
	JPMorgan Chase Commercial Mortgage Securities Trust(a)
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037	105,601
	Series 2022-OPO Class A
400,000	3.02%, 01/05/2039	368,064
	Series 2024-OMNI Class A
365,000	5.80%, 10/05/2039(e)	373,959
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	255,193
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	526,855
	Series 2016-C4 Class ASB
140,967	2.99%, 12/15/2049	138,450
	JPMorgan Mortgage Trust(a)
	Series 2022-DSC1 Class A3
293,628	4.75%, 01/25/2063(e)	284,770
	Series 2023-DSC1 Class A1
572,793	4.63%, 07/25/2063(e)	561,429
	Series 2024-1 Class A2
688,884	6.00%, 06/25/2054(e)	694,374
	Series 2024-4 Class A5A
250,000	6.00%, 10/25/2054(e)	256,786
	Series 2024-VIS2 Class A1
1,237,526	5.85%, 11/25/2064(c)	1,254,622
	Legacy Mortgage Asset Trust(a)(c)
	Series 2021-GS2 Class A1
237,368	4.75%, 04/25/2061	239,058
	Series 2021-GS4 Class A1
84,321	4.65%, 11/25/2060	84,308
635,000	LEX Mortgage Trust(a)(e) Series 2024-BBG Class A 4.87%, 10/13/2033	633,804
	MetLife Securitization Trust(a)(e)
	Series 2017-1A Class A
19,469	3.00%, 04/25/2055	18,549
	Series 2018-1A Class A
50,275	3.75%, 03/25/2057	48,715
345,000	MF1 Ltd(a)(b) Series 2022-FL8 Class AS 6.71%, 02/19/2037 1-mo. SOFR + 1.75%	338,531
Principal Amount		Fair Value
Non-Agency — (continued)
	MFA Trust(a)(e)
	Series 2020-NQM3 Class A1
$ 18,028	1.01%, 01/26/2065	$ 16,757
	Series 2021-NQM1 Class A1
166,144	1.15%, 04/25/2065	155,159
	Series 2021-NQM2 Class A1
123,025	1.03%, 11/25/2064	108,863
	Mill City Mortgage Loan Trust(a)(e)
	Series 2017-3 Class A1
13,013	2.75%, 01/25/2061	12,891
	Series 2018-1 Class A1
40,385	3.25%, 05/25/2062	39,758
	Series 2018-2 Class A1
13,974	3.50%, 05/25/2058	13,858
	Series 2019-GS1 Class A1
174,308	2.75%, 07/25/2059	169,065
346,178	MSWF Commercial Mortgage Trust(e) Series 2023-2 Class XA 1.14%, 12/15/2056	22,206
445,000	New Economy Assets Phase 1 Sponsor LLC(a) Series 2021-1 Class A1 1.91%, 10/20/2061	410,161
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
17,787	3.75%, 05/28/2052(e)	17,056
	Series 2017-4A Class A1
30,680	4.00%, 05/25/2057(e)	29,711
	Series 2017-5A Class A1
27,231	6.47%, 06/25/2057(b) 1-mo. SOFR + 1.61%	27,580
	Series 2018-1A Class A1A
268,624	4.00%, 12/25/2057(e)	262,188
	Series 2019-3A Class A1A
97,725	3.75%, 11/25/2058(e)	93,995
	Series 2019-5A Class A1B
93,786	3.50%, 08/25/2059(e)	88,598
	Series 2019-NQM4 Class A1
19,494	2.49%, 09/25/2059(e)	18,459
	Series 2020-1A Class A1B
63,074	3.50%, 10/25/2059(e)	59,660
	Series 2021-NQ1R Class A1
103,806	0.94%, 07/25/2055(e)	93,348
	Series 2021-NQ2R Class A1
127,506	0.94%, 10/25/2058(e)	119,493
255,000	NJ Trust(a)(e) Series 2023-GSP Class A 6.70%, 01/06/2029	270,439
684,561	NMLT Trust(a)(e) Series 2021-INV1 Class A1 1.19%, 05/25/2056	588,560
350,000	One New York Plaza Trust(a)(b) Series 2020-1NYP Class A 6.16%, 01/15/2036 1-mo. SOFR + 1.06%	334,250

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Onslow Bay Financial LLC(a)
	Series 2021-NQM1 Class A1
$ 218,125	1.07%, 02/25/2066(e)	$ 194,538
	Series 2021-NQM3 Class A1
223,529	1.05%, 07/25/2061(e)	184,811
	Series 2022-NQM1 Class A1
436,346	2.31%, 11/25/2061(e)	392,781
	Series 2024-NQM6 Class A1
649,978	6.45%, 02/25/2064(c)	664,219
150,669	Pretium Mortgage Credit Partners LLC(a)(c) Series 2021-RN2 Class A1 4.74%, 07/25/2051	148,932
	PRP Advisors LLC(a)(c)
	Series 2020-6 Class A1
49,640	5.36%, 11/25/2025	49,790
	Series 2021-3 Class A1
218,128	4.87%, 04/25/2026	217,367
	Series 2021-4 Class A1
429,491	4.87%, 04/25/2026	428,832
	Series 2021-6 Class A1
173,815	4.79%, 07/25/2026	172,951
	Series 2021-7 Class A1
287,227	4.87%, 08/25/2026	286,293
	Series 2021-9 Class A1
379,698	2.36%, 10/25/2026	379,740
	Series 2021-RPL1 Class A1
79,340	1.32%, 07/25/2051	72,851
50,978	Residential Mortgage Loan Trust(a)(e) Series 2021-1R Class A1 0.86%, 01/25/2065	48,200
75,000	Sabey Data Center Issuer LLC(a) Series 2024-1 Class A2 6.00%, 04/20/2049	76,782
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	456,749
660,000	SHR Trust(a)(b) Series 2024-LXRY Class A 7.05%, 10/15/2041 1-mo. SOFR + 1.95%	660,000
	Stack Infrastructure Issuer LLC(a)
	Series 2023-2A Class A2
260,000	5.90%, 07/25/2048	264,024
	Series 2024-1A Class A2
150,000	5.90%, 03/25/2049	153,911
	Starwood Mortgage Residential Trust(a)(e)
	Series 2020-3 Class A1
19,239	1.49%, 04/25/2065	18,595
	Series 2021-1 Class A1
152,451	1.22%, 05/25/2065	142,282
	Series 2021-2 Class A1
104,049	0.94%, 05/25/2065	96,894
	Series 2021-6 Class A1
351,453	1.92%, 11/25/2066	309,552
Principal Amount		Fair Value
Non-Agency — (continued)
$ 130,713	Toorak Mortgage Corp(a)(e) Series 2021-INV1 Class A1 1.15%, 07/25/2056	$ 115,586
	Towd Point Mortgage Trust(a)(e)
	Series 2018-1 Class A1
10,175	3.00%, 01/25/2058	9,988
	Series 2018-2 Class A1
50,135	3.25%, 03/25/2058	49,097
	Series 2018-3 Class A1
60,162	3.75%, 05/25/2058	58,984
	Series 2018-5 Class A1A
107,497	3.25%, 07/25/2058	105,568
	Series 2019-1 Class A1
257,481	3.75%, 03/25/2058	250,512
	Series 2020-1 Class A2A
190,000	3.10%, 01/25/2060	172,425
	Series 2021-R1 Class A1
1,127,986	2.92%, 11/30/2060	1,005,818
980,000	TYSN Mortgage Trust(a)(e) Series 2023-CRNR Class A 6.80%, 12/10/2033	1,035,580
	VCAT LLC(a)(c)
	Series 2021-NPL2 Class A1
9,311	5.12%, 03/27/2051	9,268
	Series 2021-NPL4 Class A1
49,253	4.87%, 08/25/2051	48,701
	Series 2021-NPL5 Class A1
169,983	4.87%, 08/25/2051	167,986
	Series 2021-NPL6 Class A1
407,011	4.92%, 09/25/2051	402,982
	Verus Securitization Trust(a)
	Series 2019-INV3 Class A1
36,223	3.69%, 11/25/2059(e)	35,711
	Series 2020-4 Class A1
38,153	2.50%, 05/25/2065(c)	36,860
	Series 2020-5 Class A1
66,095	1.22%, 05/25/2065(c)	63,129
	Series 2021-2 Class A1
168,987	1.03%, 02/25/2066(e)	152,680
	Series 2021-4 Class A1
154,118	0.94%, 07/25/2066(e)	131,849
	Series 2021-5 Class A1
601,720	1.01%, 09/25/2066(e)	514,666
	Series 2021-7 Class A1
345,108	1.83%, 10/25/2066(c)	312,993
	Series 2021-8 Class A1
236,753	1.82%, 11/25/2066(e)	215,916
	Series 2021-R2 Class A1
95,417	0.92%, 02/25/2064(e)	88,423
	Series 2022-3 Class A1
194,584	4.13%, 02/25/2067(c)	187,694
250,674	VOLT CII LLC(a)(c) Series 2021-NP11 Class A1 4.87%, 08/25/2051	250,330
197,282	VOLT CIII LLC(a)(c) Series 2021-CF1 Class A1 4.99%, 08/25/2051	195,034

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 129,507	VOLT XCIII LLC(a)(c) Series 2021-NPL2 Class A1 4.89%, 02/27/2051	$ 128,830
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	141,180
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	321,713
	Series 2024-MGP Class A12
500,000	6.79%, 08/15/2041(a)(b) 1-mo. SOFR + 1.69%	499,802
	Series 2024-MGP Class B12
100,000	7.39%, 08/15/2041(a)(b) 1-mo. SOFR + 2.29%	99,698
		52,452,435
U.S. Government Agency — 28.42%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R01 Class 1M2
115,690	6.83%, 10/25/2041 1-mo. SOFR + 1.55%	116,180
	Series 2021-R03 Class 1M2
121,000	6.93%, 12/25/2041 1-mo. SOFR + 1.65%	121,866
	Series 2023-R03 Class 2M2
110,000	9.18%, 04/25/2043 1-mo. SOFR + 3.90%	117,848
	Series 2024-R01 Class 1M2
175,000	7.08%, 01/25/2044 1-mo. SOFR + 1.80%	176,900
	Series 2024-R02 Class 1M2
657,000	7.08%, 02/25/2044 1-mo. SOFR + 1.80%	660,499
	Series 2024-R03 Class 2M2
200,000	7.21%, 03/25/2044 1-mo. SOFR + 1.95%	201,460
	Federal Home Loan Mortgage Corp
93,738	3.00%, 09/01/2027	92,140
2,017	6.00%, 11/01/2033	2,111
6,916	6.00%, 04/01/2035	7,143
5,978	4.50%, 05/01/2035	6,025
20,597	5.50%, 08/01/2035	21,291
11,449	4.50%, 11/01/2035	11,460
2,710	6.50%, 02/01/2036	2,833
5,094	4.50%, 03/01/2036	5,133
6,249	6.00%, 03/01/2036	6,587
11,995	5.50%, 06/01/2036	12,361
10,487	5.50%, 08/01/2036	10,814
7,022	7.00%, 08/01/2037	7,311
33,691	5.00%, 04/01/2038	34,706
70,505	5.50%, 05/01/2038	72,582
46,599	4.50%, 03/01/2039	47,132
49,355	4.50%, 05/01/2039	49,974
52,666	4.00%, 09/01/2040	52,074
134,877	5.00%, 09/01/2040	138,945
14,989	4.00%, 09/01/2043	14,595
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 127,347	4.50%, 04/01/2044	$ 127,844
291,569	4.50%, 12/01/2044	292,387
792,619	3.00%, 02/01/2049	731,813
44,143	3.50%, 07/01/2049	41,725
1,147,963	4.00%, 03/01/2050	1,116,619
1,899,604	4.50%, 03/01/2050	1,891,216
359,588	3.50%, 05/01/2050	338,673
105,794	2.50%, 11/01/2050	92,976
918,938	4.50%, 11/01/2050	906,546
883,844	2.50%, 02/01/2051	769,102
1,364,407	2.00%, 03/01/2051	1,137,436
2,441,951	2.00%, 05/01/2051	2,029,986
2,497,770	2.50%, 05/01/2051	2,183,262
2,836,348	2.50%, 08/01/2051	2,486,512
30,354	2.00%, 09/01/2051	25,209
773,943	2.50%, 09/01/2051	675,290
906,653	2.00%, 11/01/2051	758,611
3,103,056	2.00%, 01/01/2052	2,567,654
505,686	2.00%, 02/01/2052	418,097
30,042	2.00%, 03/01/2052	24,916
1,010,460	2.00%, 04/01/2052	836,602
623,059	4.50%, 04/01/2052	613,089
1,214,016	2.00%, 06/01/2052	1,008,154
2,572,097	3.00%, 08/01/2052	2,347,338
724,746	4.50%, 08/01/2052	713,335
330,325	6.00%, 11/01/2052	343,166
874,558	6.00%, 01/01/2053	907,874
1,821,796	4.50%, 05/01/2053	1,813,690
560,000	Federal Home Loan Mortgage Corp Multifamily Securities Trust(a)(e) Series 2015-K45 Class B 3.72%, 04/25/2048	555,737
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	186,500
	Series K104 Class X1
968,867	1.23%, 01/25/2030(e)	46,260
	Series K111 Class X1
571,335	1.68%, 05/25/2030(e)	41,125
	Series K112 Class X1
1,119,944	1.54%, 05/25/2030(e)	74,152
	Series K114 Class X1
1,457,986	1.21%, 06/25/2030(e)	76,674
	Series K122 Class X1
444,061	0.97%, 11/25/2030(e)	18,940
	Series K-152 Class A2
500,000	3.78%, 11/25/2032(e)	487,190
	Series K-161 Class A2
500,000	4.90%, 10/25/2033	525,753
	Series K510 Class A2
175,000	5.07%, 10/25/2028(e)	181,382
	Series KF153 Class AS
276,126	6.03%, 02/25/2033(b) 1-mo. SOFR + 0.68%	278,152

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
$ 15,572	3.00%, 05/15/2041	$ 15,017
	Series 4097 Class KA
31,209	2.00%, 09/15/2031	30,574
	Series 4142 Class PT
27,306	1.25%, 12/15/2027	26,321
	Series 4146 Class AB
22,446	1.13%, 12/15/2027	21,646
	Series 4216 Class KQ
232	1.70%, 10/15/2039	232
	Series 4961 Class JB
123,119	2.50%, 12/15/2042	113,869
	Series 5170 Class DP
368,363	2.00%, 07/25/2050	325,825
60,157	Federal Home Loan Mortgage Corp Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	55,692
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
47,910	6.93%, 01/25/2034 1-mo. SOFR + 1.65%	48,147
	Series 2022-DNA2 Class M2
395,000	9.03%, 02/25/2042 1-mo. SOFR + 3.75%	414,993
	Series 2022-DNA4 Class M1B
250,000	8.63%, 05/25/2042 1-mo. SOFR + 3.35%	262,054
	Series 2022-DNA7 Class M1B
115,000	10.28%, 03/25/2052 1-mo. SOFR + 5.00%	126,545
	Series 2022-HQA1 Class M1B
167,000	8.78%, 03/25/2042 1-mo. SOFR + 3.50%	175,120
	Series 2022-HQA3 Class M1B
110,000	8.83%, 08/25/2042 1-mo. SOFR + 3.55%	116,067
	Series 2023-HQA3 Class A1
95,497	7.13%, 11/25/2043 1-mo. SOFR + 1.85%	96,520
	Series 2024-HQA1 Class A1
266,188	6.53%, 03/25/2044 1-mo. SOFR + 1.25%	266,100
	Series 2024-HQA1 Class M1
501,299	6.53%, 03/25/2044 1-mo. SOFR + 1.25%	502,073
	Series 2024-HQA1 Class M2
200,000	7.28%, 03/25/2044 1-mo. SOFR + 2.00%	200,910
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2024-HQA2 Class A1
$ 1,437,917	6.53%, 08/25/2044 1-mo. SOFR + 1.25%	$ 1,436,119
	Federal National Mortgage Association
53,398	4.00%, 07/01/2026	53,006
227,731	3.50%, 01/01/2031	224,309
4,324	4.50%, 08/01/2035	4,358
1,328	6.00%, 02/01/2036	1,365
18,346	5.50%, 03/01/2036	18,936
22,323	6.00%, 03/01/2037	23,439
37,095	6.00%, 08/01/2037	38,969
10,398	6.50%, 08/01/2037	10,793
20,487	2.00%, 07/01/2041	17,915
121,168	4.00%, 10/01/2041	119,807
441,499	3.50%, 08/01/2043	419,897
239,858	4.00%, 01/01/2045	234,199
143,810	3.50%, 08/01/2045	135,829
757,760	4.00%, 08/01/2045	745,228
312,947	4.00%, 10/01/2046	305,369
328,138	3.50%, 01/01/2047	309,653
833,510	4.50%, 11/01/2047	831,213
22,926	4.50%, 01/01/2048	22,764
336,654	4.50%, 04/01/2048	335,313
139,468	4.00%, 02/01/2049	135,701
424,879	3.50%, 07/01/2049	401,997
412,928	4.50%, 07/01/2049	410,515
305,404	3.50%, 08/01/2049	288,957
753,828	3.00%, 12/01/2049	688,801
1,604,540	3.00%, 04/01/2050	1,465,572
455,880	3.50%, 05/01/2050	429,421
701,825	2.50%, 06/01/2050	616,820
211,663	2.50%, 07/01/2050	184,584
825,050	2.50%, 09/01/2050	727,341
2,724,153	2.00%, 10/01/2050	2,270,688
1,815,304	2.00%, 11/01/2050	1,510,175
920,028	2.50%, 01/01/2051	800,588
45,444	2.50%, 02/01/2051	39,940
70,486	2.50%, 03/01/2051	62,021
214,001	2.00%, 04/01/2051	177,918
935,060	2.00%, 05/01/2051	777,397
10,722,283	2.50%, 06/01/2051	9,327,872
1,036,187	3.00%, 07/01/2051	939,413
88,116	2.50%, 09/01/2051	77,440
927,393	2.00%, 10/01/2051	769,550
348,401	2.50%, 10/01/2051	305,907
364,367	2.50%, 11/01/2051	319,806
1,276,695	2.00%, 01/01/2052	1,060,246
1,815,488	2.00%, 02/01/2052	1,505,605
4,322,523	2.00%, 04/01/2052	3,580,552
4,407,482	2.50%, 04/01/2052	3,805,323
3,704,548	2.00%, 06/01/2052	3,068,869
1,151,117	3.00%, 06/01/2052	1,040,283
63,924	2.00%, 07/01/2052	52,966
866,026	5.50%, 09/01/2052	889,251
1,336,839	4.50%, 12/01/2052	1,315,791
834,727	5.50%, 04/01/2053	847,385
3,013,730	5.50%, 06/01/2053	3,052,621
2,880,785	6.00%, 12/01/2053	2,944,567

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 5,640,932	6.50%, 01/01/2054	$ 5,827,631
	Federal National Mortgage Association Alternative Credit Enhancement Securities(e)
	Series 2019-M21 Class X3
1,843,979	1.25%, 06/25/2034	121,425
	Series 2020-M2 Class X
4,653,779	0.39%, 01/25/2030	47,529
48,314	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	45,361
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
24,152	1.50%, 09/25/2027	23,374
	Series 2012-18 Class GA
24,414	2.00%, 12/25/2041	22,855
	Series 2012-21 Class PQ
13,414	2.00%, 09/25/2041	12,695
	Series 2012-52 Class PA
21,992	3.50%, 05/25/2042	21,341
	Series 2013-16 Class A
15,485	1.75%, 01/25/2040	15,241
	Series 2013-77 Class BP
15,418	1.70%, 06/25/2043	15,164
	Series 2013-9 Class PT
24,648	1.25%, 02/25/2028	23,711
	Series 2015-48 Class QB
16,159	3.00%, 02/25/2043	15,787
	Series 2015-5 Class EP
67,663	2.00%, 06/25/2043	64,487
	Series 2016-11 Class GA
36,317	2.50%, 03/25/2046	33,958
	Series 2016-38 Class NA
18,124	3.00%, 01/25/2046	16,994
	Series 2017-16 Class PB
288,000	3.00%, 03/25/2047	255,929
	Series 2017-26 Class CG
16,657	3.50%, 07/25/2044	16,535
	Series 2017-34 Class JK
12,712	3.00%, 05/25/2047	12,406
	Series 2017-35 Class AH
22,036	3.50%, 04/25/2053	21,810
	Series 2017-49 Class JA
23,623	4.00%, 07/25/2053	23,466
	Series 2017-84 Class KA
27,072	3.50%, 04/25/2053	26,682
	Series 2018-23 Class LA
35,683	3.50%, 04/25/2048	34,138
	Series 2018-70 Class HA
36,131	3.50%, 10/25/2056	35,531
	Series 2019-12 Class HA
63,779	3.50%, 11/25/2057	61,783
	Series 2019-14 Class CA
62,354	3.50%, 04/25/2049	60,426
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2019-21 Class BD
$ 61,070	3.00%, 09/25/2057	$ 57,083
	Series 2019-45 Class PT
57,691	3.00%, 08/25/2049	53,005
	Series 2020-1 Class AC
227,465	3.50%, 08/25/2058	216,400
	Series 2022-90 Class AY
680,000	4.50%, 12/25/2041	667,773
	Government National Mortgage Association
3,250,000	3.50%, TBA	3,053,208
2,800,000	4.00%, TBA	2,706,947
3,500,000	5.00%, TBA	3,505,604
142,716	4.00%, 02/20/2045	140,778
31,130	3.00%, 12/20/2045	28,861
72,507	4.50%, 01/20/2046	72,880
123,581	4.50%, 06/20/2048	123,599
125,217	4.50%, 07/20/2048	125,222
132,425	4.50%, 09/20/2048	132,417
133,047	4.50%, 10/20/2048	133,025
111,559	4.50%, 01/20/2049	111,523
125,682	4.50%, 02/20/2049	125,635
274,659	3.50%, 12/20/2049	260,051
262,185	3.50%, 01/20/2050	248,244
1,287,896	3.00%, 03/20/2050	1,178,985
584,595	3.50%, 10/20/2050	554,954
1,681,290	2.00%, 12/20/2050	1,427,092
2,761,788	2.50%, 03/20/2051	2,437,627
73,144	3.00%, 03/20/2051	66,852
65,362	3.00%, 06/20/2051	59,679
2,899,809	2.50%, 08/20/2051	2,555,901
211,609	2.50%, 09/20/2051	183,719
2,737,173	3.00%, 10/20/2051	2,497,495
523,127	2.50%, 11/20/2051	456,851
1,939,104	2.00%, 12/20/2051	1,644,305
300,517	2.50%, 12/20/2051	261,522
968,348	3.00%, 05/20/2052	882,819
2,264,655	4.50%, 09/20/2052	2,239,025
969,487	4.50%, 11/20/2052	958,266
879,174	3.50%, 02/20/2053	829,084
2,974,450	5.50%, 05/20/2054	3,003,565
	Series 2013-37 Class LG
20,743	2.00%, 01/20/2042	20,039
	Series 2021-135 Class A
1,559,371	2.00%, 08/20/2051	1,309,725
	Uniform Mortgage-Backed Security(f)
600,000	2.00%, TBA	548,852
5,852,000	2.50%, TBA	5,050,782
1,800,000	3.00%, TBA	1,726,383
2,700,000	5.00%, TBA	2,698,207
5,560,000	5.50%, TBA	5,624,382
7,421,000	6.00%, TBA	7,584,476
		150,058,127
TOTAL MORTGAGE-BACKED SECURITIES — 38.36% (Cost $206,346,909)		$202,510,562

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
MUNICIPAL BONDS AND NOTES
$ 65,000	Chicago Transit Authority Sales Tax Receipts Fund Series B 3.91%, 12/01/2040	$ 58,024
124,743	Commonwealth of Massachusetts Series B 4.11%, 07/15/2031	123,844
	County of Riverside California
420,000	2.96%,02/15/2027	410,577
420,000	3.07%,02/15/2028	408,477
25,000	Dallas Fort Worth International Airport Series A 4.51%, 11/01/2051	23,394
200,000	District of Columbia 3.43%, 04/01/2042	165,890
	Marshall University Series B
100,000	3.13%,05/01/2028	96,724
100,000	3.38%,05/01/2031	94,706
	Maryland Economic Development Corp
270,000	4.97%,11/30/2032	275,323
110,000	5.02%,11/30/2033	112,074
115,000	Metropolitan Transportation Authority Series C1 4.75%, 11/15/2045	119,172
20,000	Metropolitan Transportation Authority Series C2 5.18%, 11/15/2049	18,595
50,000	New York State Thruway Authority Series M 2.90%, 01/01/2035	44,649
275,000	New York Transportation Development Corp 4.25%, 09/01/2035	269,132
355,000	Philadelphia Authority for Industrial Development Series C 6.55%, 10/15/2028	385,274
80,000	Regents of The University of California Medical Center Pooled Revenue Series H 6.55%, 05/15/2048	91,892
	State Board of Administration Finance Corp Series A
395,000	1.26%,07/01/2025	385,568
575,000	2.15%,07/01/2030	510,742
	State of California
130,000	7.55%,04/01/2039	163,396
85,000	7.30%,10/01/2039	102,334
15,000	7.63%,03/01/2040	18,770
295,000	State of Connecticut Special Tax Revenue Series B 5.46%, 11/01/2030	303,144
TOTAL MUNICIPAL BONDS AND NOTES — 0.79% (Cost $4,462,531)		$4,181,701
Principal Amount		Fair Value
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
$ 2,080,000	2.90%, 04/12/2032	$ 1,942,619
760,000	2.85%, 03/28/2034	686,489
	Federal Home Loan Bank
560,000	3.38%, 09/10/2032	536,528
600,000	4.75%, 12/10/2032	633,696
2,076,000	Federal National Mortgage Association(d) 0.88%, 08/05/2030	1,768,617
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.06% (Cost $5,939,425)		$5,567,949
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
1,509,250(g)	1.75%, 01/15/2034	1,526,046
13,680(g)	0.63%, 02/15/2043	10,978
330,642(g)	1.38%, 02/15/2044	301,478
594,378(g)	0.75%, 02/15/2045	474,947
997,063(g)	0.25%, 02/15/2050	661,513
1,208,362(g)	1.50%, 02/15/2053	1,092,139
	United States Treasury Note/Bond
5,315,000	1.38%, 08/31/2026(h)(i)	5,092,019
265,000	1.13%, 02/28/2027	249,938
6,585,000	4.25%, 03/15/2027	6,686,604
1,070,000	0.50%, 06/30/2027	984,400
430,000	0.38%, 09/30/2027	391,266
125,000	0.50%, 10/31/2027	113,857
2,510,000	1.25%, 05/31/2028	2,310,278
2,870,000	1.25%, 06/30/2028	2,637,037
2,160,000	3.50%, 09/30/2029	2,153,587
5,270,000	1.50%, 02/15/2030	4,732,090
1,340,000	3.75%, 06/30/2030	1,348,794
2,130,000	1.25%, 08/15/2031	1,819,070
2,140,000	3.63%, 09/30/2031	2,135,988
3,695,000	1.38%, 11/15/2031	3,164,277
3,620,000	2.75%, 08/15/2032	3,382,720
2,290,000	3.88%, 08/15/2033	2,308,427
37,700	4.38%, 05/15/2034	39,485
1,500,000	4.00%, 11/15/2042	1,476,094
2,375,000	3.13%, 02/15/2043	2,055,024
1,200,000	3.88%, 05/15/2043	1,155,375
350,000	4.38%, 08/15/2043	359,885
1,566,000	3.63%, 02/15/2044	1,445,369
610,000	3.13%, 08/15/2044	520,216
3,850,000	2.50%, 02/15/2045	2,942,543
4,140,000	3.00%, 11/15/2045	3,433,612
4,515,000	2.50%, 02/15/2046	3,413,234
260,000	2.50%, 05/15/2046	195,965
1,620,000	2.25%, 08/15/2046	1,159,756
1,500,000	2.88%, 11/15/2046	1,206,035
1,500,000	3.00%, 02/15/2047	1,229,180
8,546,000	3.00%, 05/15/2047	6,992,030
1,170,000	3.00%, 02/15/2048	951,585

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 300,000	3.13%, 05/15/2048	$ 249,164
685,000	3.38%, 11/15/2048	593,649
910,000	2.38%, 11/15/2049	646,811
5,100,000	1.25%, 05/15/2050	2,729,297
2,730,000	1.63%, 11/15/2050	1,605,795
1,365,000	2.25%, 02/15/2052	930,813
870,000	2.88%, 05/15/2052	681,353
3,485,000	3.00%, 08/15/2052	2,800,660
3,711,400	4.00%, 11/15/2052	3,611,366
2,995,000	3.63%, 05/15/2053	2,725,567
2,128,000	4.25%, 08/15/2054	2,172,887
	United States Treasury Strip Coupon(j)
1,842,000	3.71%, 11/15/2029	1,525,507
390,000	3.77%, 08/15/2030	313,070
390,000	3.79%, 11/15/2030	309,859
390,000	3.83%, 11/15/2031	297,646
831,000	3.85%, 05/15/2032	621,361
390,000	3.93%, 08/15/2033	276,157
TOTAL U.S. TREASURY BONDS AND NOTES — 17.85% (Cost $103,323,306)		$94,243,803
Shares
COMMON STOCK
Consumer, Cyclical — 0.00%(k)
761	Superior Energy Services LLC(l)	23,971
TOTAL COMMON STOCK — 0.00%(k) (Cost $50,000)		$23,971
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
13,315,063	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(m), 4.88%(n)	$ 13,315,063
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.52% (Cost $13,315,063)		$13,315,063
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 8.32%
	U.S. Treasury Bills(j)
$ 5,885,000	5.22%, 10/08/2024(d)	5,879,036
21,355,000	5.19%, 10/15/2024	21,311,955
1,940,000	5.16%, 10/22/2024	1,934,179
5,040,000	4.72%, 10/31/2024	5,020,240
2,180,000	4.72%, 11/05/2024(d)	2,170,035
4,000,000	4.65%, 11/07/2024	3,980,993
2,175,000	4.88%, 11/12/2024	2,162,696
1,450,000	4.72%, 11/29/2024	1,438,881
TOTAL SHORT TERM INVESTMENTS — 8.32% (Cost $43,898,015)		$43,898,015
TOTAL INVESTMENTS — 107.03% (Cost $581,109,744)		$565,022,715
OTHER ASSETS & LIABILITIES, NET — (7.03)%		$(37,100,865)
TOTAL NET ASSETS — 100.00%		$527,921,850

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2024.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2024. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of September 30, 2024.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(g)	Principal amount of the security is adjusted for inflation.
(h)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(i)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Represents less than 0.005% of net assets.
(l)	Non-income producing security.
(m)	Collateral received for securities on loan.
(n)	Rate shown is the 7-day yield as of September 30, 2024.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
ICE 3 Month SONIA	12	GBP	2,897	Dec 2025	$(2,549)
U.S. 10 Year Treasury Note Futures	138	USD	15,771	Dec 2024	(94,984)
U.S. 2 Year Treasury Note Futures	347	USD	72,260	Dec 2024	721
U.S. 5 Year Treasury Note Futures	79	USD	8,681	Dec 2024	(89)
U.S. Long Bond Futures	48	USD	5,961	Dec 2024	(22,993)
U.S. Ultra Treasury Bond Futures	72	USD	9,583	Dec 2024	(80,410)
Short
Euro-Bund Futures	1	EUR	135	Dec 2024	(1,696)
U.S. 10 Year Treasury Note Futures	31	USD	3,543	Dec 2024	15,615
U.S. 10 Year Ultra Treasury Note Futures	33	USD	3,904	Dec 2024	24,750
U.S. Ultra Bond Futures	51	USD	6,788	Dec 2024	120,464
				Net Depreciation	$(41,171)
As of September 30, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
HSB	EUR	216,398	USD	235,829	10/24/2024	$5,311
					Net Appreciation	$5,311
As of September 30, 2024, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Termination Date	Net Unrealized Appreciation	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Buy Credit Protection
Nordstrom Inc 6.95%, 03/15/2028	USD	275	$269	$(393)	1.00%	12/20/2024	$661	0.56%	Quarterly	-
Sell Credit Protection
CDX.NA.IG.42.V1(c)	USD	6,592	148,141	134,037	2.00	06/20/2029	14,104	0.48	Quarterly	-
						Net Appreciation	$14,765
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
As of September 30, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Termination Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annual	3.50%	Annual	USD	470	04/19/2025	$2,160	$6,733	$(4,573)
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Termination Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
5.25%	Annual	1-day SONIA	Annual	GBP	1,500	03/20/2026	$32,930	$15,363	$16,738
1-day TONA	Annual	0.51%	Annual	JPY	528,716	08/13/2026	1,247	—	1,247
3.00%	Quarterly	3-mo. BBSW	Quarterly	AUD	5,863	09/16/2026	(12,095)	(5,941)	(6,025)
1-day SARON	Annual	0.50%	Annual	CHF	3,700	12/18/2026	(10,279)	6,688	(16,999)
3-mo. BBR-FRA	Quarterly	3.50%	Semi-Annual	NZD	3,450	12/18/2026	(5,215)	(5,693)	624
3.50%	Semi-Annual	1-day CORRA	Semi-Annual	CAD	3,146	12/18/2026	38,588	36,343	2,080
4.00%	Quarterly	3-mo. BBSW	Quarterly	AUD	1,060	12/18/2026	6,544	3,077	3,375
4.25%	Annual	1-day SONIA	Annual	GBP	420	12/18/2026	5,482	1,599	3,851
1-day SOFR	Annual	3.75%	Annual	USD	4,540	12/18/2026	(42,506)	(48,003)	5,497
4.00%	Annual	1-day SOFR	Annual	USD	810	12/18/2026	11,449	5,818	5,631
3.00%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	620	12/18/2026	11,626	4,693	6,895
2.50%	Annual	1-day EUROSTR	Annual	EUR	3,390	12/18/2026	41,627	34,571	7,196
3.75%	Semi-Annual	1-day CORRA	Semi-Annual	CAD	44,280	12/18/2026	26,250	5,229	21,054
3.50%	Annual	1-day SONIA	Annual	GBP	12,030	08/31/2027	9,102	8,121	843
4.00%	Annual	1-day SONIA	Annual	GBP	1,790	12/18/2027	24,405	12,450	11,739
3.80%	Annual	1-day SOFR	Annual	USD	4,650	04/13/2028	63,027	(745)	63,772
2.50%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	3,940	05/14/2028	36,692	13,704	22,591
1-day SOFR	Annual	3.50%	Annual	GBP	11,128	08/31/2029	(25,241)	(23,035)	(1,778)
3.04%	Annual	1-day SOFR	Annual	USD	4,170	09/13/2029	(9,609)	422	(10,031)
1-day CORRA	Semi-Annual	2.46%	Semi-Annual	CAD	5,560	09/13/2029	3,808	660	3,145
3.75%	Annual	1-day SOFR	Annual	USD	1,130	12/18/2029	28,450	32,128	(3,678)
1-day SOFR	Annual	3.75%	Annual	GBP	60	12/18/2029	(737)	(402)	(328)
1-day TONA	Annual	0.75%	Annual	JPY	2,004,500	12/18/2029	(81,721)	(82,360)	(275)
2.50%	Annual	1-day EUROSTR	Annual	EUR	1,980	12/18/2029	53,810	46,963	7,018
3.25%	Semi-Annual	1-day CORRA	Semi-Annual	CAD	2,070	12/18/2029	49,159	41,448	7,795
2.80%	Semi-Annual	1-day CORRA	Semi-Annual	CAD	5,860	09/11/2031	(5,046)	134	(5,180)
1-day SOFR	Annual	3.22%	Annual	USD	4,430	09/12/2031	7,564	(1,031)	8,595
3.00%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	3,320	11/10/2033	89,568	48,212	40,488
3.79%	Annual	1-day SOFR	Annual	USD	3,540	05/21/2034	55,341	14,118	41,223
1-day TONA	Annual	1.30%	Annual	JPY	380,550	08/02/2034	(19,326)	(4,080)	(15,143)
3.50%	Annual	1-day SONIA	Annual	GBP	2,230	08/28/2034	(13,715)	(1,990)	(11,694)
1-day SARON	Annual	0.75%	Annual	CHF	540	12/18/2034	(10,371)	(3,639)	(6,728)
1-day SOFR	Annual	3.75%	Annual	USD	480	12/18/2034	(17,999)	(15,146)	(2,853)
6-mo. NIBOR	Semi-Annual	3.50%	Annual	NOK	3,290	12/18/2034	(1,398)	66	(1,465)
4.00%	Semi-Annual	3-mo. BBR-FRA	Quarterly	NZD	560	12/18/2034	3,939	3,966	(155)
3.75%	Annual	1-day SONIA	Annual	GBP	70	12/18/2034	1,204	994	193
6-mo. BBSW	Semi-Annual	4.50%	Semi-Annual	AUD	680	12/18/2034	(16,639)	(19,235)	3,245
3.25%	Semi-Annual	1-day CORRA	Semi-Annual	CAD	560	12/18/2034	15,366	9,221	6,126
2.25%	Annual	3-mo. STIBOR	Quarterly	SEK	10,310	12/18/2034	2,822	(3,633)	6,510
2.55	Annual	6-mo. EURIBOR	Semi-Annual	EUR	1,350	12/18/2034	23,002	11,908	11,056
3.00%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	2,240	05/15/2035	47,413	(9,958)	57,349
1-day SOFR	Annual	3.66%	Annual	USD	485	06/12/2035	(14,875)	6,027	(20,902)
1-day SOFR	Annual	3.67%	Annual	USD	485	06/12/2035	(15,459)	—	(15,459)
1-day SOFR	Annual	3.65%	Annual	USD	510	06/12/2035	(15,357)	—	(15,357)
1-day SOFR	Annual	3.87%	Annual	USD	120	06/12/2035	(5,832)	—	(5,832)
1-day SOFR	Annual	3.74%	Annual	USD	60	06/12/2035	(2,269)	—	(2,269)
1-day SOFR	Annual	3.88%	Annual	USD	35	06/12/2035	(1,716)	—	(1,716)
2.15%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	1,960	08/09/2037	(43,764)	(50,589)	8,369
3.39%	Annual	1-day SOFR	Annual	USD	1,160	05/10/2038	(9,124)	(3,388)	(5,737)
3.00%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	2,140	01/25/2039	26,656	(9,169)	36,075
6-mo. EURIBOR	Semi-Annual	1.45%	Annual	EUR	5,000	08/10/2042	210,831	166,708	39,070
6-mo. EURIBOR	Semi-Annual	2.50%	Annual	EUR	5,110	01/25/2044	(15,523)	19,325	(35,347)
2.16%	Annual	1-day TONA	Annual	JPY	457,230	08/02/2044	(6,450)	2,565	(9,093)
1.05%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	2,930	08/11/2047	(105,184)	(79,441)	(23,224)
2.00%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	3,050	01/25/2049	(1,494)	4,492	(6,083)
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Termination Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annual	2.88%	Annual	USD	440	03/15/2053	$37,214	$4,627	$32,587
1-day SOFR	Annual	2.97%	Annual	USD	1,235	03/15/2053	84,209	(1,047)	85,257
1-day SOFR	Annual	2.56%	Annual	USD	1,120	05/11/2053	22,803	25,939	(3,136)
6-mo. EURIBOR	Semi-Annual	2.00%	Annual	EUR	1,140	05/17/2053	13,870	2,820	10,933
1-day SOFR	Annual	3.25%	Annual	USD	365	06/21/2053	6,023	1,378	4,645
1-day SOFR	Annual	3.59%	Annual	USD	670	09/20/2053	(31,408)	571	(31,979)
6-mo. EURIBOR	Semi-Annual	2.50%	Annual	EUR	1,790	11/10/2053	(74,470)	(54,737)	(18,813)
1-day SOFR	Annual	3.38%	Annual	USD	1,520	04/11/2054	(22,329)	(119)	(22,209)
1-day SOFR	Annual	3.34%	Annual	USD	2,230	05/20/2054	(28,037)	(7,383)	(20,654)
6-mo. EURIBOR	Semi-Annual	2.25%	Annual	EUR	570	12/18/2054	1,124	(325)	1,450
							$430,117	$167,992	$259,547
Abbreviations
BBR-FRA	New Zealand Dollar Bank Bill Rate-Forward Rate Agreement Basis Swap
BBSW	Australian Bank Bill Swap Rate
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
EUROSTR	Euro short term rate
HSB	HSBC Bank USA
NIBOR	Norwegian Interbank Offered Rate
SARON	Swiss Average Rate Overnight interest rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STIBOR	Swedish Krona Stockholm Interbank Offered Rate
TONA	Tokyo Overnight Average Rate
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.17%
397,000	Aligned Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.00%, 08/17/2048	$ 405,390
500,000	AMSR Trust(b) Series 2019-SFR1 Class B 3.02%, 01/19/2039	485,065
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2023-4A Class A
370,000	5.49%, 06/20/2029	380,607
	Series 2023-8A Class A
281,000	6.02%, 02/20/2030	295,690
545,000	Ballyrock Ltd(b)(c) Series 2023-24A Class A1 7.07%, 07/15/2036 3-mo. SOFR + 1.77%	546,350
119,891	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	114,833
267,288	CNH Capital Canada Receivables Trust(b) Series 2021-1A Class A2 CAD, 1.00%, 11/16/2026	193,870
	CyrusOne Data Centers Issuer I LLC(b)
	Series 2023-1A Class B
115,278	5.45%, 04/20/2048	113,963
	Series 2023-2A Class A2
502,000	5.56%, 11/20/2048	508,092
212,000	Ent Auto Receivables Trust(b) Series 2023-1A Class A3 6.24%, 01/16/2029	216,114
1,232,000	Ford Auto Securitization Trust II(b) Series 2022-AA Class A3 CAD, 5.40%, 09/15/2028	937,155
550,000	Invesco US Ltd(b)(c) Series 2023-3A Class A 7.10%, 07/15/2036 3-mo. SOFR + 1.80%	553,966
391,921	Invitation Homes Trust(b)(c) Series 2018-SFR4 Class A 6.31%, 01/17/2038 1-mo. SOFR + 1.21%	392,094
187,818	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	193,610
226,072	Mosaic Solar Loan Trust(b) Series 2023-2A Class A 5.36%, 09/22/2053	226,212
539,672	Octagon Ltd(b)(c) Series 2023-2A Class A 7.13%, 04/20/2036 3-mo. SOFR + 1.85%	542,505
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	934,214
Principal Amount(a)		Fair Value
Non-Agency — (continued)
159,386	Purewest Funding LLC(b) Series 2021-1 Class A1 4.09%, 12/22/2036	$ 156,505
575,000	Regatta XXV Funding Ltd(b)(c) Series 2023-1A Class A 7.20%, 07/15/2036 3-mo. SOFR + 1.90%	579,539
565,000	Retained Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2A 5.00%, 09/15/2048	562,806
242,518	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	224,869
156,000	Stack Infrastructure Issuer LLC(b) Series 2023-1A Class A2 5.90%, 03/25/2048	157,713
93,889	Sunnova Hestia I Issuer LLC(b) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	96,804
766,833	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	700,422
840,262	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	851,951
566,821	Tricon American Homes Trust(b) Series 2019-SFR1 Class A 2.75%, 03/17/2038	552,864
371,038	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	353,230
574,000	Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.32%, 03/16/2048	582,663
		11,859,096
U.S. Government Agency — 0.04%
263,466	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	256,059
TOTAL ASSET-BACKED SECURITIES — 2.21% (Cost $12,043,606)		$12,115,155
CORPORATE BONDS AND NOTES
Basic Materials — 0.38%
	Corp Nacional del Cobre de Chile(b)
540,000	5.95%, 01/08/2034	568,154
220,000	6.30%, 09/08/2053	233,116

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
200,000	Inversiones CMPC SA(b) 6.13%, 06/23/2033	$ 211,912
900,000	Linde PLC EUR, 1.63%, 03/31/2035	860,177
200,000	POSCO(b) 5.75%, 01/17/2028	207,817
		2,081,176
Communications — 0.95%
572,000	AT&T Inc EUR, 3.95%, 04/30/2031	663,303
	Charter Communications Operating LLC / Charter Communications Operating Capital
480,000	6.55%, 06/01/2034	499,283
683,000	4.80%, 03/01/2050	522,885
924,000	3.85%, 04/01/2061	566,722
314,000	NBN Co Ltd EUR, 4.38%, 03/15/2033	378,355
700,000	TDF Infrastructure SASU EUR, 5.63%, 07/21/2028	828,680
1,546,000	Verizon Communications Inc EUR, 3.50%, 06/28/2032	1,744,716
		5,203,944
Consumer, Cyclical — 1.33%
	Alimentation Couche-Tard Inc(b)
1,096,000	EUR, 3.65%, 05/12/2031	1,225,484
1,033,000	EUR, 4.01%, 02/12/2036	1,151,199
640,000	Aptiv PLC / Aptiv Global Financing Ltd EUR, 4.25%, 06/11/2036	718,956
200,000	Ford Motor Credit Co LLC 7.12%, 11/07/2033	216,220
	Kering SA
400,000	EUR, 3.38%, 03/11/2032	445,797
300,000	EUR, 3.88%, 09/05/2035	342,418
458,000	Nissan Motor Co Ltd(b) 4.81%, 09/17/2030	433,984
1,400,000	Robert Bosch GmbH EUR, 4.00%, 06/02/2035	1,609,497
	Stellantis NV
320,000	EUR, 4.25%, 06/16/2031	365,442
110,000	EUR, 1.25%, 06/20/2033	98,156
	Volkswagen International Finance NV(d)
100,000	EUR, 3.88%, Perpetual	107,966
100,000	EUR, 4.38%, Perpetual	102,288
100,000	EUR, 4.63%, Perpetual	108,560
317,000	Volkswagen Leasing GmbH EUR, 4.75%, 09/25/2031	371,645
		7,297,612
Consumer, Non-Cyclical — 5.62%
530,000	AA Bond Co Ltd GBP, 5.50%, 07/31/2027	700,970
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
	ASTM SpA
289,000	EUR, 1.50%, 01/25/2030	$ 291,332
600,000	EUR, 2.38%, 11/25/2033	583,403
	Autostrade per l'Italia SpA
1,556,000	EUR, 2.00%, 01/15/2030	1,611,445
350,000	EUR, 4.75%, 01/24/2031	412,998
1,009,000	EUR, 2.25%, 01/25/2032	1,013,060
349,000	EUR, 4.63%, 02/28/2036	401,982
600,000	Bayer AG EUR, 7.00%, 09/25/2083	713,715
965,000	Becton Dickinson & Co EUR, 3.83%, 06/07/2032	1,108,804
732,000	Becton Dickinson Euro Finance SARL EUR, 4.03%, 06/07/2036	844,319
253,000	BNI Finance BV EUR, 3.88%, 12/01/2030	292,210
	Bristol-Myers Squibb Co
336,000	6.25%, 11/15/2053	389,216
354,000	6.40%, 11/15/2063	416,370
1,420,000	Carlsberg Breweries AS EUR, 4.25%, 10/05/2033	1,680,312
	CVS Health Corp
1,062,000	5.70%, 06/01/2034	1,107,906
360,000	5.05%, 03/25/2048	328,583
505,000	6.05%, 06/01/2054	526,861
760,000	Diageo Finance PLC EUR, 2.50%, 03/27/2032	819,563
790,000	Eurofins Scientific SE EUR, 4.75%, 09/06/2030	925,848
517,000	Global Payments Inc EUR, 4.88%, 03/17/2031	613,381
1,880,000	HCA Inc 5.45%, 04/01/2031	1,958,777
	Icon Investments Six Designated Activity Co
633,000	5.85%, 05/08/2029	665,292
440,000	6.00%, 05/08/2034	468,096
1,802,000	JDE Peet's NV EUR, 4.50%, 01/23/2034	2,103,715
	Kroger Co
192,000	5.00%, 09/15/2034	193,601
664,000	5.50%, 09/15/2054	668,252
815,000	5.65%, 09/15/2064	819,318
	Medtronic Inc
700,000	EUR, 4.15%, 10/15/2043	817,841
498,000	EUR, 4.15%, 10/15/2053	573,741
1,950,000	Motability Operations Group PLC EUR, 3.50%, 07/17/2031	2,202,902
	MSD Netherlands Capital BV
522,000	EUR, 3.50%, 05/30/2037	588,986
490,000	EUR, 3.70%, 05/30/2044	551,641
272,000	EUR, 3.75%, 05/30/2054	300,892
	Pfizer Investment Enterprises Pte Ltd
680,000	5.30%, 05/19/2053	703,422
380,000	5.34%, 05/19/2063	390,360
670,000	Royalty Pharma PLC 5.90%, 09/02/2054	694,111

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
	Sartorius Finance BV
700,000	EUR, 4.50%, 09/14/2032	$ 821,756
700,000	EUR, 4.88%, 09/14/2035	836,279
150,000	Thermo Fisher Scientific Finance I BV EUR, 1.63%, 10/18/2041	124,709
646,000	Viatris Inc 4.00%, 06/22/2050	463,258
		30,729,227
Energy — 3.44%
	Diamondback Energy Inc
243,000	5.40%, 04/18/2034	248,066
243,000	5.75%, 04/18/2054	244,864
296,000	5.90%, 04/18/2064	298,351
480,000	Enbridge Inc 8.50%, 01/15/2084	536,879
488,000	Energy Transfer LP 6.05%, 09/01/2054	505,543
	Eni SpA(b)
336,000	5.50%, 05/15/2034	348,074
631,000	5.95%, 05/15/2054	649,861
734,000	Enterprise Products Operating LLC 4.85%, 01/31/2034	744,615
	Petroleos Mexicanos
6,936,000	EUR, 4.75%, 02/26/2029	7,166,312
6,088,000	6.95%, 01/28/2060	4,365,616
320,000	Raizen Fuels Finance SA(b) 6.45%, 03/05/2034	338,690
440,000	South Bow Canadian Infrastructure Holdings Ltd(b) 7.50%, 03/01/2055	462,270
	South Bow USA Infrastructure Holdings LLC(b)
487,000	5.58%, 10/01/2034	491,685
452,000	6.18%, 10/01/2054	457,543
540,000	Var Energi ASA EUR, 7.86%, 11/15/2083	659,709
900,000	Wintershall Dea Finance 2 BV(d) EUR, 3.00%, Perpetual	925,572
400,000	Wintershall Dea Finance BV EUR, 1.82%, 09/25/2031	385,538
		18,829,188
Financial — 10.00%
503,000	Alexandria Real Estate Equities Inc REIT 5.25%, 05/15/2036	511,449
500,000	Allianz SE EUR, 5.82%, 07/25/2053	628,401
213,000	Ally Financial Inc 6.99%, 06/13/2029	225,165
766,000	Athora Netherlands NV EUR, 5.38%, 08/31/2032	858,650
1,692,000	Avolon Holdings Funding Ltd(b) 2.75%, 02/21/2028	1,581,102
Principal Amount(a)		Fair Value
Financial — (continued)
600,000	Banco Bilbao Vizcaya Argentaria SA 6.03%, 03/13/2035	$ 636,331
1,000,000	Banco de Credito Social Cooperativo SA EUR, 5.25%, 11/27/2031	1,113,152
800,000	Banco Santander SA EUR, 4.88%, 10/18/2031	965,641
1,200,000	Banque Federative du Credit Mutuel SA EUR, 4.75%, 11/10/2031	1,436,591
320,000	Barclays PLC(d) GBP, 9.25%, Perpetual	453,866
	BNP Paribas SA
990,000	7.75%, Perpetual(b)(d)	1,042,907
2,300,000	EUR, 4.75%, 11/13/2032	2,747,987
	BPCE SA
800,000	EUR, 4.50%, 01/13/2033	944,058
1,400,000	EUR, 2.13%, 10/13/2046	1,342,307
	Capital One Financial Corp
470,000	7.62%, 10/30/2031	534,170
240,000	6.05%, 02/01/2035	254,122
	Citigroup Inc
700,000	EUR, 3.75%, 05/14/2032	795,656
1,287,000	5.41%, 09/19/2039	1,283,369
1,190,000	Citizens Financial Group Inc 5.84%, 01/23/2030	1,237,922
440,000	Comerica Inc 5.98%, 01/30/2030	453,590
1,200,000	Commerzbank AG(d) EUR, 6.13%, Perpetual	1,339,563
400,000	Cooperatieve Rabobank UA(d) EUR, 4.88%, Perpetual	429,819
1,100,000	Credit Agricole SA EUR, 4.38%, 11/27/2033	1,303,274
	Deutsche Bank AG
900,000	EUR, 1.75%, 11/19/2030	914,996
300,000	EUR, 5.63%, 05/19/2031	341,671
1,700,000	3.55%, 09/18/2031	1,584,725
560,000	Discover Financial Services 7.96%, 11/02/2034	657,991
	Heimstaden Bostad Treasury BV
128,000	EUR, 0.75%, 09/06/2029	117,188
244,000	EUR, 1.63%, 10/13/2031	217,328
500,000	Indigo Group SAS EUR, 4.50%, 04/18/2030	583,924
	Intesa Sanpaolo SpA
1,234,000	EUR, 5.88%, Perpetual(d)	1,358,176
1,120,000	EUR, 7.75%, Perpetual(d)	1,301,430
650,000	8.25%, 11/21/2033(b)	754,772
500,000	JAB Holdings BV EUR, 5.00%, 06/12/2033	605,036
	JPMorgan Chase & Co
183,000	6.25%, 10/23/2034	203,531
714,000	5.34%, 01/23/2035	746,308
630,000	KeyBank NA 5.00%, 01/26/2033	624,275
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,069,312

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
1,270,000	M&T Bank Corp 6.08%, 03/13/2032	$ 1,344,092
	Morgan Stanley
191,000	6.63%, 11/01/2034	216,030
600,000	5.47%, 01/18/2035	627,355
	Nasdaq Inc
1,580,000	EUR, 4.50%, 02/15/2032	1,884,480
125,000	5.55%, 02/15/2034	131,867
427,000	Nationwide Building Society(d) GBP, 5.75%, Perpetual	551,315
200,000	Novo Banco SA EUR, 9.88%, 12/01/2033	259,867
281,000	Permanent TSB Group Holdings PLC EUR, 3.00%, 08/19/2031	306,565
265,000	Piraeus Bank SA EUR, 6.75%, 12/05/2029	326,785
	Raiffeisen Bank International AG
400,000	EUR, 4.63%, 08/21/2029	457,786
900,000	EUR, 2.88%, 06/18/2032	948,689
300,000	EUR, 7.38%, 12/20/2032	356,777
830,000	Regions Financial Corp 5.50%, 09/06/2035	844,634
	SBA Tower Trust REIT(b)
600,000	2.84%, 01/15/2025	595,691
840,000	1.88%, 01/15/2026	810,648
881,000	Simon International Finance SCA REIT EUR, 1.13%, 03/19/2033	819,986
350,000	Societe Generale SA(b)(d) 9.38%, Perpetual	367,690
	Truist Financial Corp
366,000	5.12%, 01/26/2034	370,021
822,000	5.87%, 06/08/2034	873,858
	UBS Group AG
1,932,000	EUR, 7.75%, 03/01/2029	2,461,835
519,000	EUR, 0.88%, 11/03/2031	487,767
2,095,000	EUR, 2.88%, 04/02/2032	2,258,337
830,000	9.02%, 11/15/2033(b)	1,048,838
903,000	WEA Finance LLC / Westfield UK & Europe Finance PLC REIT(b) 4.75%, 09/17/2044	754,149
	WEA Finance LLC REIT(b)
960,000	2.88%, 01/15/2027	918,170
125,000	4.13%, 09/20/2028	121,701
90,000	4.63%, 09/20/2048	74,330
	Wells Fargo & Co
500,000	EUR, 3.90%, 07/22/2032	571,080
690,000	5.56%, 07/25/2034	723,927
		54,714,025
Industrial — 1.80%
1,300,000	Abertis Infraestructuras Finance BV(d) EUR, 3.25%, Perpetual	1,429,009
450,000	AGCO Corp 5.80%, 03/21/2034	470,564
Principal Amount(a)		Fair Value
Industrial — (continued)
768,000	Amcor UK Finance PLC EUR, 3.95%, 05/29/2032	$ 872,345
593,000	BAE Systems PLC(b) 5.30%, 03/26/2034	616,692
350,000	Canadian Pacific Railway Co 3.10%, 12/02/2051	249,849
700,000	Cellnex Finance Co SA EUR, 2.00%, 09/15/2032	697,438
800,000	Cellnex Telecom SA EUR, 1.75%, 10/23/2030	813,811
	Deutsche Bahn Finance GMBH
513,000	EUR, 2.75%, 03/19/2029	580,339
892,000	EUR, 1.88%, 05/24/2030	954,209
513,000	EUR, 3.25%, 05/19/2033	592,627
333,000	DS Smith PLC EUR, 4.50%, 07/27/2030	392,253
443,000	East Japan Railway Co EUR, 4.39%, 09/05/2043	533,634
510,000	GFL Environmental Inc(b) 6.75%, 01/15/2031	534,904
206,000	Honeywell International Inc EUR, 4.13%, 11/02/2034	242,302
838,000	John Deere Capital Corp 4.50%, 01/16/2029	853,388
		9,833,364
Technology — 0.95%
	Foundry JV Holdco LLC(b)
634,000	6.15%, 01/25/2032	659,330
640,000	6.25%, 01/25/2035	669,754
	Hewlett Packard Enterprise Co
402,000	4.85%, 10/15/2031	401,169
488,000	5.60%, 10/15/2054	479,080
	Intel Corp
450,000	5.70%, 02/10/2053	443,329
794,000	5.60%, 02/21/2054	773,857
1,074,000	Oracle Corp 3.65%, 03/25/2041	887,928
1,000,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	899,705
		5,214,152
Utilities — 4.32%
	Amprion GmbH
1,000,000	EUR, 3.63%, 05/21/2031	1,140,753
1,400,000	EUR, 0.63%, 09/23/2033	1,232,494
390,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	412,628
339,000	Consumers Energy Co 4.60%, 05/30/2029	345,855
1,785,000	Duke Energy Carolinas LLC 4.85%, 01/15/2034	1,825,721
	Electricite de France SA
200,000	EUR, 3.00%, Perpetual(d)	212,389
400,000	EUR, 7.50%, Perpetual(d)	488,718
680,000	5.95%, 04/22/2034(b)	724,078
300,000	EUR, 4.63%, 01/25/2043	347,516

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
1,000,000	EUR, 2.00%, 12/09/2049	$ 722,724
1,300,000	EnBW International Finance BV EUR, 4.30%, 05/23/2034	1,533,923
682,000	Enel Finance International NV(e) EUR, 0.75%, 06/17/2030	666,182
	Engie SA
500,000	EUR, 4.25%, 09/06/2034	588,150
400,000	EUR, 4.50%, 09/06/2042	468,795
510,000	ESB Finance Designated Activity Co EUR, 3.75%, 01/25/2043	555,428
400,000	Eurogrid GmbH EUR, 3.72%, 04/27/2030	454,789
800,000	FLUVIUS System Operator CV EUR, 3.88%, 05/09/2033	921,886
1,493,000	National Grid North America Inc EUR, 1.05%, 01/20/2031	1,444,721
1,150,000	National Grid PLC EUR, 0.75%, 09/01/2033	1,010,341
	Northumbrian Water Finance PLC
859,000	GBP, 6.38%, 10/28/2034	1,185,661
115,000	GBP, 5.50%, 10/02/2037	144,912
172,000	Public Service Enterprise Group Inc 5.45%, 04/01/2034	179,144
	RWE Finance US LLC(b)
460,000	5.88%, 04/16/2034	480,940
440,000	6.25%, 04/16/2054	461,478
	Severn Trent Utilities Finance PLC
480,000	EUR, 4.00%, 03/05/2034	544,718
198,000	GBP, 5.88%, 07/31/2038	271,489
389,000	Southern Water Services Finance Ltd GBP, 3.00%, 05/28/2037	363,167
	Suez SACA
600,000	EUR, 2.38%, 05/24/2030	636,042
200,000	EUR, 5.00%, 11/03/2032	244,012
275,000	SW Finance I PLC GBP, 7.38%, 12/12/2041	325,296
882,000	Thames Water Utilities Finance PLC , 4.38%, 01/18/2031	711,955
1,021,000	United Utilities Water Finance PLC EUR, 3.75%, 05/23/2034	1,141,267
	Vistra Operations Co LLC(b)
1,051,000	3.70%, 01/30/2027	1,029,520
834,000	4.30%, 07/15/2029	817,372
		23,634,064
TOTAL CORPORATE BONDS AND NOTES — 28.79% (Cost $153,140,431)		$157,536,752
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
363,000	Africa Finance Corp(f) 4.38%, 04/17/2026	$ 358,350
	Australia Government Bond
2,675,000	AUD, 4.50%, 04/21/2033	1,925,086
500,000	AUD, 3.00%, 03/21/2047	270,970
900,000	Bonos de la Tesoreria de la Republica en pesos(b) CLP, 4.70%, 09/01/2030	98,136
14,309	Brazil Notas do Tesouro Nacional Serie F BRL, 10.00%, 01/01/2035	2,355,959
284,000	Bundesobligation EUR, 2.40%, 10/19/2028	321,907
	Bundesrepublik Deutschland Bundesanleihe
3,951,000	EUR, 2.40%, 11/15/2030	4,503,177
505,000	EUR, 1.70%, 08/15/2032	550,629
1,561,000	EUR, 2.30%, 02/15/2033	1,773,599
200,000	EUR, 2.42%, 08/15/2050	119,543
	Canadian Government Bond
2,150,000	CAD, 3.25%, 09/01/2028	1,619,197
2,425,000	CAD, 1.75%, 12/01/2053	1,317,904
48,300,000	China Government Bond CNY, 3.81%, 09/14/2050	8,793,007
1,550,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	295,621
	European Union
460,000	EUR, 0.45%, 07/04/2041	334,636
429,000	EUR, 3.38%, 11/04/2042	490,948
510,000	EUR, 4.00%, 04/04/2044	629,358
168,000	EUR, 2.63%, 02/04/2048	168,367
1,015,785	EUR, 3.00%, 03/04/2053	1,064,874
	Finland Government Bond(b)
750,000	EUR, 0.50%, 09/15/2027	795,937
150,000	EUR, 3.00%, 09/15/2033	172,316
	French Republic Government Bond OAT(b)
1,025,000	EUR, 2.75%, 02/25/2029	1,154,467
2,400,000	EUR, 3.00%, 05/25/2033	2,713,238
1,475,000	EUR, 4.00%, 10/25/2038	1,796,865
650,000	EUR, 3.25%, 05/25/2055	682,206
	Hellenic Republic Government Bond(b)
361,000	EUR, 4.38%, 07/18/2038	440,489
1,755,000	EUR, 4.13%, 06/15/2054	2,016,479
70,000	Hungary Government Bond HUF, 2.25%, 04/20/2033	148
	Iceland Rikisbref
141,644,768	ISK, 7.00%, 09/17/2035	1,094,973
286,078,016	ISK, 4.50%, 02/17/2042	1,728,382
	Indonesia Treasury Bond
18,826,999,808	IDR, 7.00%, 09/15/2030	1,284,211
12,050,000,128	IDR, 7.50%, 04/15/2040	851,703
450,000	Ireland Government Bond EUR, 2.60%, 10/18/2034	506,173
1,297,000	Israel Government International Bond 5.50%, 03/12/2034	1,300,003

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Italy Buoni Poliennali Del Tesoro
5,250,000	EUR, 4.40%, 05/01/2033	$ 6,375,856
1,002,000	EUR, 0.95%, 03/01/2037(b)	826,675
100,000	EUR, 2.45%, 09/01/2050(b)	84,492
394,000	EUR, 2.15%, 09/01/2052(b)	305,107
699,000	EUR, 2.15%, 03/01/2072(b)	491,542
	Japan Government Forty Year Bond
328,600,000	JPY, 1.00%, 03/20/2062	1,558,372
132,350,000	JPY, 2.20%, 03/20/2064	888,096
	Japan Government Ten Year Bond
669,400,000	JPY, 0.10%, 03/20/2027	4,625,928
600,000,000	JPY, 0.10%, 12/20/2027	4,135,272
	Japan Government Thirty Year Bond
589,699,968	JPY, 1.50%, 03/20/2045	3,932,127
163,700,000	JPY, 0.80%, 12/20/2047	908,098
23,950,000	JPY, 0.70%, 12/20/2050	122,542
606,049,984	JPY, 1.60%, 12/20/2053	3,769,127
880,000,016	JPY, 2.20%, 06/20/2054	6,262,894
	Japan Government Twenty Year Bond
431,500,000	JPY, 1.50%, 06/20/2034	3,179,515
385,900,000	JPY, 1.40%, 12/20/2042	2,592,974
178,450,000	JPY, 1.10%, 03/20/2043	1,138,119
	Kingdom of Belgium Government Bond(b)
1,518,000	EUR, 3.00%, 06/22/2033	1,737,345
750,000	EUR, 3.30%, 06/22/2054	816,814
	Korea Treasury Bond
12,384,899,840	KRW, 4.25%, 12/10/2032	10,282,431
1,030,000,000	KRW, 3.13%, 09/10/2052	815,121
857,000,000	KRW, 3.25%, 03/10/2053	694,701
4,710,000	Malaysia Government Bond MYR, 4.64%, 11/07/2033	1,218,306
	Mexican Bonos
2,598,000(g)	MXN, 5.50%, 03/04/2027	12,151,225
412,000(g)	MXN, 7.50%, 06/03/2027(f)	2,010,556
1,370,500(g)	MXN, 8.50%, 03/01/2029(f)	6,792,223
341,600(g)	MXN, 7.75%, 05/29/2031	1,609,996
3,990,000	Mexico Government International Bond EUR, 4.00%, 03/15/2115	3,295,487
1,300,000	Netherlands Government Bond(b) EUR, 2.50%, 07/15/2034	1,456,648
	New South Wales Treasury Corp
1,961,000	AUD, 2.00%, 03/08/2033	1,111,213
989,000	AUD, 4.75%, 02/20/2035	680,105
1,060,400	AUD, 4.25%, 02/20/2036	689,925
	New Zealand Government Bond
6,358,000	NZD, 2.00%, 05/15/2032	3,482,820
7,005,000	NZD, 3.50%, 04/14/2033	4,227,988
600,000	NZD, 4.25%, 05/15/2034	381,015
	Peru Government Bond
393,000	PEN, 6.15%, 08/12/2032	107,526
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
7,220,000	PEN, 7.30%, 08/12/2033(b)	$ 2,105,715
5,640,000	Peruvian Government International Bond(b) PEN, 7.60%, 08/12/2039	1,659,981
	Republic of Austria Government Bond(b)
1,480,000	EUR, 2.90%, 05/23/2029	1,693,423
1,100,000	EUR, 2.90%, 02/20/2034	1,250,896
	Republic of Poland Government Bond
2,312,000	PLN, 3.25%, 07/25/2025(f)	596,953
1,325,000	PLN, 6.00%, 10/25/2033	364,049
639,000	Republic of Poland Government International Bond 5.50%, 03/18/2054	652,620
40,700,000	Republic of South Africa Government Bond ZAR, 8.50%, 01/31/2037	2,044,058
8,450,000	Romania Government Bond RON, 7.20%, 10/30/2033	1,959,332
	Romanian Government International Bond
2,229,000	EUR, 2.75%, 02/26/2026	2,456,205
680,000	6.63%, 02/17/2028(b)	710,648
654,000	EUR, 2.88%, 05/26/2028	702,510
1,450,000	EUR, 5.50%, 09/18/2028(b)	1,686,703
151,000	EUR, 2.50%, 02/08/2030	151,677
98,000	EUR, 3.62%, 05/26/2030	104,276
911,000	EUR, 1.75%, 07/13/2030	865,863
584,000	EUR, 2.12%, 07/16/2031	543,962
2,104,000	EUR, 5.13%, 09/24/2031(b)	2,352,721
409,000	EUR, 2.00%, 01/28/2032	370,351
1,356,000	EUR, 5.25%, 05/30/2032(b)	1,515,550
1,894,000	EUR, 2.00%, 04/14/2033	1,639,422
716,000	EUR, 3.75%, 02/07/2034	705,183
370,000	5.75%, 03/24/2035(b)	367,595
362,000	EUR, 3.88%, 10/29/2035	347,489
1,089,000	EUR, 5.63%, 02/22/2036(b)	1,205,264
298,000	EUR, 3.38%, 02/08/2038	260,721
2,579,000	EUR, 2.63%, 12/02/2040	1,920,876
2,724,000	EUR, 2.88%, 04/13/2042	2,046,449
849,000	EUR, 4.63%, 04/03/2049	794,473
775,000	EUR, 3.38%, 01/28/2050	585,750
630,000	Singapore Government Bond SGD, 3.38%, 09/01/2033	519,392
1,185,000	Slovakia Government Bond EUR, 1.00%, 10/13/2051	731,024
	Spain Government Bond(b)
3,275,000	EUR, 0.70%, 04/30/2032	3,161,805
2,648,000	EUR, 2.35%, 07/30/2033	2,848,291
1,060,000	EUR, 3.25%, 04/30/2034	1,215,841
7,940,000	EUR, 3.45%, 10/31/2034	9,233,442
	Swiss Confederation Government Bond
1,410,000	CHF, 0.50%, 06/27/2032	1,681,158
930,000	CHF, 3.50%, 04/08/2033	1,385,006
	Thailand Government Bond
22,850,000	THB, 2.00%, 12/17/2031	693,240
23,200,000	THB, 3.39%, 06/17/2037	778,375

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Treasury Corp of Victoria
973,000	AUD, 2.00%, 09/17/2035	$ 503,711
4,733,000	AUD, 4.75%, 09/15/2036	3,180,823
	United Kingdom Gilt
2,950,000	GBP, 4.50%, 06/07/2028	4,027,864
569,541	GBP, 4.75%, 12/07/2030	801,234
1,750,000	GBP, 3.25%, 01/31/2033	2,227,037
2,729,140	GBP, 3.50%, 01/22/2045	3,159,238
2,000,000	GBP, 1.25%, 07/31/2051	1,318,856
2,200,000	GBP, 4.38%, 07/31/2054	2,839,526
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 38.79% (Cost $220,571,217)		$212,253,617
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.47%
405,519	A&D Mortgage Trust(b)(e) Series 2023-NQM2 Class A1 6.13%, 05/25/2068	407,915
56,385	Brass PLC(b)(h) Series 2010A Class A1 0.67%, 04/16/2069	56,047
	COLT Mortgage Loan Trust(b)(e)
	Series 2023-2 Class A1
261,735	6.60%, 07/25/2068	265,841
	Series 2023-4 Class A1
611,796	7.16%, 10/25/2068	626,497
499,422	New Residential Mortgage Loan Trust(b)(h) Series 2022-NQM1 Class A1 2.28%, 04/25/2061	445,358
200,554	Tower Bridge Funding PLC(c) Series 2021-2 GBP, 5.76%, 11/20/2063 1-day SONIA + 0.78%	268,335
	Verus Securitization Trust(b)(e)
	Series 2023-4 Class A1
232,213	5.81%, 05/25/2068	233,719
	Series 2023-5 Class A1
260,406	6.48%, 06/25/2068	264,098
		2,567,810
U.S. Government Agency — 13.36%
	Federal Home Loan Mortgage Corp
711,989	3.00%, 05/01/2050	649,721
1,088,071	2.50%, 10/01/2050	955,620
416,187	2.50%, 07/01/2051	359,879
1,807,020	2.50%, 02/01/2052	1,587,646
2,040,915	3.50%, 06/01/2052	1,902,094
2,408,798	5.00%, 04/01/2053	2,408,756
2,990,907	5.50%, 09/01/2053	3,067,337
1,185,071	5.50%, 06/01/2054	1,208,378
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series KC02 Class A2
256,902	3.37%, 07/25/2025	$ 254,361
	Series KL3W Class AFLW
398,420	5.91%, 08/25/2025(c) 1-mo. SOFR + 0.56%	398,961
	Federal National Mortgage Association
2,650,163	3.00%, 06/01/2050	2,423,436
3,718,506	2.50%, 09/01/2050	3,283,007
1,721,968	2.50%, 01/01/2052	1,501,660
1,987,527	2.50%, 04/01/2052	1,742,387
2,256,708	4.00%, 06/01/2052	2,167,073
3,420,344	4.50%, 06/01/2052	3,361,734
1,354,243	5.50%, 10/01/2052	1,374,292
1,758,558	5.00%, 09/01/2054	1,759,339
	Government National Mortgage Association
2,300,000	2.50%, TBA	2,026,786
8,660,000	3.50%, TBA	8,135,626
5,220,000	6.00%, TBA	5,308,438
3,500,000	6.50%, TBA	3,580,973
	Uniform Mortgage-Backed Security(i)
6,100,000	2.00%, TBA	5,042,025
3,790,000	2.50%, TBA	3,271,098
6,290,000	3.00%, TBA	5,644,776
2,170,000	5.50%, TBA	2,195,127
7,350,000	6.00%, TBA	7,511,913
		73,122,443
TOTAL MORTGAGE-BACKED SECURITIES — 13.83% (Cost $75,847,001)		$75,690,253
U.S. TREASURY BONDS AND NOTES
15,045,756(j)	U.S. Treasury Inflation Indexed Bonds TIPS 2.13%, 04/15/2029	15,463,464
	United States Treasury Note/Bond
17,700,000	3.13%, 08/15/2025	17,558,676
2,175,000	4.63%, 02/28/2026	2,199,214
8,400,000	4.63%, 06/30/2026	8,529,281
2,900,000	2.25%, 11/15/2027	2,786,832
1,200,000	5.50%, 08/15/2028	1,287,656
4,500,000	3.63%, 08/31/2029	4,513,359
8,500,000	4.25%, 02/28/2031	8,790,527
5,510,000	1.63%, 05/15/2031	4,857,625
1,000,000	3.75%, 08/31/2031	1,005,312
1,050,000	2.75%, 08/15/2032	981,176
2,100,000	3.50%, 02/15/2033	2,063,414
463,000	4.50%, 11/15/2033	488,953
12,475,000	4.00%, 02/15/2034	12,689,414
2,100,000	3.88%, 08/15/2034	2,114,766
6,600,000	1.13%, 05/15/2040	4,360,125

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
6,400,000	1.25%, 05/15/2050	$ 3,425,000
1,097,000	4.13%, 08/15/2053	1,092,415
TOTAL U.S. TREASURY BONDS AND NOTES — 17.21% (Cost $92,164,435)		$94,207,209
Shares
EXCHANGE TRADED FUNDS
30,338	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,427,587

TOTAL EXCHANGE TRADED FUNDS — 0.63% (Cost $3,442,137)		$3,427,587
GOVERNMENT MONEY MARKET MUTUAL FUNDS
10,029,475	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(k),4.88%(l)	10,029,475

TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.83% (Cost $10,029,475)		$10,029,475
TOTAL PURCHASED OPTIONS — 0.03% (Cost $205,325)	$147,864
TOTAL INVESTMENTS — 103.32% (Cost $567,443,627)	$565,407,912
OTHER ASSETS & LIABILITIES, NET — (3.32)%	$(18,142,947)
TOTAL NET ASSETS — 100.00%	$547,264,965

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2024.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2024. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan as of September 30, 2024.
(g)	Principal amount is stated in 100 Mexican Peso Units.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(j)	Principal amount of the security is adjusted for inflation.
(k)	Collateral received for securities on loan.
(l)	Rate shown is the 7-day yield as of September 30, 2024.
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
10 Year Commonwealth Treasury Bond Futures	5	AUD	480	Dec 2024	$(4,820)
Canadian 10 Year Bond Futures	119	CAD	14,876	Dec 2024	43,035
Euro-Bobl Futures	86	EUR	10,324	Dec 2024	105,104
Euro-BTP Futures	18	EUR	2,186	Dec 2024	59,061
Euro-Buxl 30 Year Bond Futures	18	EUR	2,453	Dec 2024	27,321
Euro-Schatz Futures	260	EUR	27,866	Dec 2024	155,324
Long Gilt Futures	7	GBP	689	Dec 2024	(8,826)
U.S. 10 Year Treasury Note Futures	119	USD	13,599	Dec 2024	(15,095)
U.S. 10 Year Ultra Treasury Note Futures	116	USD	13,722	Dec 2024	(58,315)
U.S. 2 Year Treasury Note Futures	129	USD	26,863	Dec 2024	22,414
U.S. 5 Year Treasury Note Futures	125	USD	13,735	Dec 2024	(43,192)
U.S. Long Bond Futures	29	USD	3,601	Dec 2024	(22,448)
U.S. Ultra Treasury Bond Futures	8	USD	1,065	Dec 2024	(14,012)
Short
10 Year Commonwealth Treasury Bond Futures	80	AUD	7,680	Dec 2024	10,371
3-mo. SOFR Futures	692	USD	166,011	Dec 2024	(844,685)
Canadian 10 Year Bond Futures	174	CAD	21,752	Dec 2024	(149,353)
Euro-Bobl Futures	26	EUR	3,121	Dec 2024	(39,095)
Euro-Bund Futures	318	EUR	42,905	Dec 2024	(584,228)
Euro-Buxl 30 Year Bond Futures	47	EUR	6,405	Dec 2024	(175,510)
Euro-OAT Futures	105	EUR	13,318	Dec 2024	(104,252)
Japan 10 Year Bond Futures	73	JPY	10,559,450	Dec 2024	(106,369)
Long Gilt Futures	5	GBP	492	Dec 2024	5,057
U.S. 10 Year Ultra Treasury Note Futures	14	USD	1,656	Dec 2024	1,656
U.S. 5 Year Treasury Note Futures	57	USD	6,263	Dec 2024	20,485
U.S. Ultra Treasury Bond Futures	24	USD	3,194	Dec 2024	49,104
				Net Depreciation	$(1,671,268)
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	EUR	2,354,411	NOK	26,984,465	10/17/2024	$72,453
BA	JPY	818,395,940	USD	5,140,000	10/17/2024	569,593
BA	USD	382,903	CLP	353,266,299	10/17/2024	(10,020)
BA	USD	5,210,000	JPY	827,159,398	10/17/2024	(560,732)
BA	USD	551,079	ZAR	9,947,754	10/17/2024	(23,715)
BB	AUD	220,000	USD	148,264	10/22/2024	3,859
BB	BRL	5,264,582	USD	961,806	11/04/2024	508
BB	CHF	533,000	USD	632,174	10/22/2024	(613)
BB	CLP	957,102,555	USD	1,029,409	10/17/2024	35,134
BB	CNY	2,178,000	USD	309,993	11/08/2024	2,356
BB	COP	538,560,216	USD	129,689	10/17/2024	(1,908)
BB	EUR	272,634	HUF	108,263,041	10/17/2024	751
BB	EUR	704,000	USD	783,553	10/10/2024	453
BB	GBP	110,000	USD	143,995	10/10/2024	3,065
BB	HKD	245,000	USD	31,461	10/10/2024	60
BB	JPY	48,439,374	USD	332,982	10/22/2024	5,227
BB	MXN	58,927,105	USD	3,020,567	10/17/2024	(36,645)
BB	NOK	8,919,000	USD	850,081	10/22/2024	(4,801)
BB	SEK	3,619,000	USD	356,194	10/10/2024	309
BB	SEK	1,942,100	USD	185,429	10/22/2024	5,985
BB	USD	1,155,926	CHF	986,872	10/22/2024	(13,435)
BB	USD	1,908,231	COP	7,699,399,012	10/17/2024	81,432
BB	USD	59,585	EUR	54,000	10/10/2024	(551)
BB	USD	2,986,027	EUR	2,697,248	10/22/2024	(19,345)
BB	USD	190,055	ILS	702,768	01/15/2025	830
BB	USD	273,993	KRW	369,463,000	10/22/2024	(7,017)
BB	USD	19,177,802	MXN	353,601,916	10/17/2024	1,272,281
BB	USD	1,176,073	NOK	12,313,000	10/22/2024	9,133
BB	USD	69,750	NZD	113,800	10/22/2024	(2,540)
BB	USD	548,583	SEK	5,626,000	10/10/2024	(5,627)
BB	ZAR	23,470,512	USD	1,302,857	10/17/2024	53,299
BBH	EUR	1,500,000	USD	1,665,024	10/17/2024	5,961
BBH	NOK	28,627,248	EUR	2,483,892	10/17/2024	(67,183)
BBH	NOK	2,248,722	USD	213,346	10/17/2024	(234)
BBH	PLN	1,288,229	USD	325,325	10/17/2024	9,214
BBH	USD	57,405,216	EUR	52,787,890	10/17/2024	(1,399,968)
BBH	USD	4,249,281	JPY	665,938,057	10/17/2024	(396,680)
BBH	USD	395,686	ZAR	7,000,000	10/17/2024	(8,783)
BBH	ZAR	41,535,227	USD	2,254,597	10/17/2024	145,362
BDS	CLP	779,454,308	USD	829,940	10/17/2024	37,014
BDS	USD	814,692	CLP	751,081,254	10/17/2024	(20,703)
BDS	USD	695,295	COP	2,826,165,993	10/17/2024	24,745
BNP	AUD	4,015,991	USD	2,640,000	10/17/2024	136,813
BNP	CLP	73,452,985	USD	79,672	10/17/2024	2,026
BNP	CNY	114,312,446	USD	16,141,494	11/08/2024	252,125
BNP	EUR	268,926	HUF	106,884,790	10/17/2024	1,432
BNP	EUR	445,000	USD	495,299	10/22/2024	536
BNP	GBP	207,000	EUR	244,874	10/22/2024	3,475
BNP	GBP	183,000	USD	242,505	10/22/2024	2,140
BNP	KRW	4,022,659,551	USD	2,929,562	10/17/2024	133,789
BNP	MYR	3,496,800	USD	747,684	10/17/2024	101,909
BNP	NOK	23,714,000	USD	2,234,585	10/22/2024	12,862
BNP	SEK	4,911,900	USD	474,013	10/22/2024	10,106
BNP	USD	2,680,000	AUD	4,102,627	10/17/2024	(156,717)
BNP	USD	2,322,522	BRL	13,128,000	10/10/2024	(84,328)
BNP	USD	438,924	CNY	3,078,000	10/22/2024	(1,508)
BNP	USD	230,872	COP	951,495,995	10/17/2024	5,116
BNP	USD	549,617	EUR	494,000	10/10/2024	(523)
BNP	USD	4,050,000	EUR	3,634,338	10/17/2024	1,383
BNP	USD	380,627	GBP	291,000	10/22/2024	(8,399)
BNP	USD	141,210	IDR	2,312,033,458	10/17/2024	(11,141)
BNP	USD	7,235,949	MXN	133,647,061	10/17/2024	468,394
BNP	USD	490,695	NOK	5,155,000	10/22/2024	2,140
BNP	USD	939,599	NZD	1,515,000	10/22/2024	(22,790)
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP	USD	846,723	ZAR	15,274,451	10/17/2024	$(35,855)
BNP	ZAR	16,448,729	USD	929,703	10/17/2024	20,725
CGM	BRL	30,740,830	USD	5,377,185	11/04/2024	241,933
CGM	CAD	289,000	USD	213,080	10/22/2024	711
CGM	CLP	72,652,896	USD	76,565	10/17/2024	4,244
CGM	CNY	173,239,022	USD	24,192,691	10/17/2024	574,036
CGM	COP	3,264,289,504	USD	778,135	10/17/2024	(3,633)
CGM	EUR	272,634	HUF	108,325,751	10/17/2024	750
CGM	EUR	5,122,297	USD	5,697,223	10/17/2024	8,966
CGM	GBP	1,287,106	USD	1,649,095	10/17/2024	71,611
CGM	IDR	14,928,894,432	USD	911,644	10/17/2024	72,091
CGM	JPY	58,015,349	USD	410,000	10/17/2024	(5,252)
CGM	KRW	4,742,655,496	USD	3,534,163	10/17/2024	77,482
CGM	MXN	24,039,765	USD	1,229,134	10/17/2024	(11,820)
CGM	PLN	653,000	USD	168,531	10/10/2024	1,078
CGM	RON	813,212	USD	176,646	10/17/2024	5,240
CGM	SGD	360,000	USD	274,746	10/22/2024	5,691
CGM	USD	406,504	IDR	6,629,512,113	10/17/2024	(30,346)
CGM	USD	1,206,812	ILS	4,459,894	01/15/2025	5,951
CGM	USD	516,704	JPY	74,749,000	10/22/2024	(5,202)
CGM	USD	1,153,593	KRW	1,535,777,855	10/17/2024	(15,939)
CGM	USD	968,127	MXN	17,449,433	10/17/2024	84,532
CGM	USD	525,298	NZD	841,000	10/22/2024	(8,939)
CGM	USD	3,310,252	PEN	12,525,000	10/10/2024	(68,916)
CGM	USD	335,478	PLN	1,332,161	10/17/2024	(10,470)
CGM	USD	232,666	SEK	2,376,000	10/22/2024	(1,514)
CGM	USD	275,525	SGD	360,000	10/22/2024	(4,912)
CGM	USD	1,627,875	THB	58,290,142	10/17/2024	(178,406)
CGM	USD	430,921	ZAR	7,773,811	10/17/2024	(18,260)
CGM	ZAR	19,061,134	USD	1,066,770	10/17/2024	34,606
GS	CAD	379,000	USD	279,009	10/22/2024	1,361
GS	CHF	508,000	USD	600,658	10/22/2024	1,280
GS	CLP	91,620,000	USD	99,086	10/10/2024	2,808
GS	EUR	123,266	GBP	104,000	10/22/2024	(1,548)
GS	GBP	297,000	USD	382,241	10/22/2024	14,805
GS	INR	22,832,000	USD	271,515	10/22/2024	638
GS	JPY	65,441,000	USD	457,528	10/22/2024	(612)
GS	MXN	13,113,000	USD	653,853	10/17/2024	10,156
GS	NOK	2,341,000	USD	218,686	10/22/2024	3,178
GS	NZD	260,000	USD	160,913	10/10/2024	4,257
GS	NZD	455,000	USD	273,543	10/22/2024	15,491
GS	SEK	2,125,000	USD	207,781	10/10/2024	1,550
GS	USD	4,448,799	AUD	6,597,000	10/10/2024	(112,377)
GS	USD	148,587	AUD	223,000	10/22/2024	(5,610)
GS	USD	431,887	CAD	585,000	10/22/2024	(874)
GS	USD	329,995	CNY	2,338,000	10/22/2024	(4,550)
GS	USD	969,113	EUR	877,000	10/10/2024	(7,554)
GS	USD	132,484	GBP	100,000	10/10/2024	(1,207)
GS	USD	389,680	GBP	297,000	10/22/2024	(7,367)
GS	USD	971,396	ILS	3,587,268	01/15/2025	5,497
GS	USD	292,604	JPY	41,747,000	10/22/2024	1,122
GS	USD	926,553	MXN	17,431,704	10/17/2024	43,855
GS	USD	271,540	MYR	1,185,000	10/10/2024	(16,151)
GS	USD	113,545	NOK	1,195,000	10/22/2024	291
GS	USD	209,983	NZD	341,200	10/22/2024	(6,761)
GS	USD	1,790,027	RON	8,055,000	10/10/2024	(11,774)
GS	USD	560,058	SEK	5,764,000	10/22/2024	(8,044)
GS	USD	2,121,277	ZAR	38,994,692	10/17/2024	(131,886)
GS	USD	68,152	ZAR	1,214,000	10/22/2024	(1,960)
HSB	AUD	362,000	USD	243,399	10/22/2024	6,912
HSB	BRL	9,702,362	USD	1,778,194	11/04/2024	(4,699)
HSB	CAD	531,000	USD	392,678	10/22/2024	136
HSB	CNY	563,720	USD	80,000	10/17/2024	591
HSB	CNY	2,141,000	USD	303,408	10/22/2024	2,949
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	EUR	123,165	GBP	104,000	10/22/2024	$(1,548)
HSB	EUR	161,000	USD	177,875	10/10/2024	1,422
HSB	EUR	603,000	USD	674,697	10/22/2024	(2,812)
HSB	GBP	319,495	SEK	4,285,350	10/22/2024	656
HSB	GBP	135,000	USD	177,417	10/10/2024	3,065
HSB	HUF	113,687,000	USD	318,832	10/10/2024	(452)
HSB	IDR	4,341,461,000	USD	278,457	10/10/2024	7,900
HSB	ILS	1,120,000	USD	304,502	10/10/2024	(3,962)
HSB	JPY	269,723,000	USD	1,875,351	10/22/2024	7,883
HSB	KRW	4,276,350,200	USD	3,205,837	10/17/2024	50,705
HSB	MYR	956,450	USD	220,000	10/17/2024	12,382
HSB	NOK	2,012,000	USD	189,060	10/10/2024	1,609
HSB	NOK	22,416,838	USD	2,108,368	10/22/2024	16,143
HSB	NZD	656,000	USD	411,027	10/22/2024	5,690
HSB	SEK	3,329,000	USD	328,467	10/22/2024	(359)
HSB	USD	639,781	AUD	949,000	10/22/2024	(16,420)
HSB	USD	583,169	CAD	790,000	10/22/2024	(1,243)
HSB	USD	1,011,054	CHF	855,000	10/22/2024	(2,049)
HSB	USD	417,946	EUR	378,000	10/22/2024	(3,235)
HSB	USD	1,890,388	GBP	1,466,466	10/22/2024	(70,069)
HSB	USD	406,504	IDR	6,635,975,691	10/17/2024	(30,772)
HSB	USD	341,737	ILS	1,263,744	01/15/2025	1,464
HSB	USD	271,434	INR	22,832,000	10/22/2024	(720)
HSB	USD	558,414	JPY	80,220,000	10/22/2024	(1,691)
HSB	USD	2,458,082	KRW	3,274,927,696	10/17/2024	(35,853)
HSB	USD	2,670,000	MXN	48,054,260	10/17/2024	236,652
HSB	USD	2,037,581	NZD	3,386,000	10/22/2024	(113,344)
HSB	USD	798,916	SEK	8,282,223	10/22/2024	(17,384)
HSB	USD	723,500	THB	25,886,834	10/17/2024	(78,675)
HSB	USD	67,851	ZAR	1,214,000	10/22/2024	(2,261)
HSB	ZAR	2,428,000	USD	134,711	10/22/2024	5,512
JPM	AUD	363,000	USD	243,765	10/22/2024	7,237
JPM	CAD	1,362,000	USD	1,002,002	10/22/2024	5,554
JPM	CHF	130,000	USD	153,860	10/22/2024	179
JPM	COP	1,137,762,655	USD	276,615	10/17/2024	(6,663)
JPM	JPY	2,452,754,000	USD	16,915,224	10/10/2024	177,554
JPM	JPY	175,749,932	USD	1,181,252	10/17/2024	44,879
JPM	MXN	67,690,000	USD	3,517,917	10/17/2024	(90,264)
JPM	SEK	4,285,350	GBP	320,756	10/22/2024	(4,525)
JPM	SEK	9,530,000	USD	925,380	10/22/2024	13,901
JPM	USD	459,796	CLP	424,230,530	10/17/2024	(12,057)
JPM	USD	370,971	EUR	332,000	10/22/2024	1,044
JPM	USD	407,343	JPY	57,805,000	10/22/2024	3,742
JPM	USD	8,261,064	KRW	11,059,747,000	10/10/2024	(175,665)
JPM	USD	3,649,316	MXN	66,677,019	10/17/2024	272,958
JPM	USD	113,382	NOK	1,194,000	10/22/2024	223
JPM	USD	937,938	SEK	9,538,000	10/22/2024	(2,132)
MS	AUD	1,146,383	USD	759,927	10/22/2024	32,758
MS	CAD	5,393,000	USD	3,986,841	10/10/2024	1,627
MS	CAD	303,774	USD	220,000	10/17/2024	4,695
MS	CAD	703,000	USD	520,225	10/22/2024	(172)
MS	CHF	1,208,943	USD	1,360,501	10/17/2024	71,069
MS	CLP	371,930,467	USD	398,362	10/17/2024	15,320
MS	CNY	4,000,000	USD	565,571	11/08/2024	8,072
MS	COP	940,251,000	USD	223,574	10/10/2024	(296)
MS	CZK	6,635,000	USD	292,569	10/10/2024	436
MS	DKK	1,709,000	USD	253,652	10/10/2024	1,699
MS	EUR	102,000	USD	112,988	10/10/2024	604
MS	ILS	1,240,896	USD	333,350	10/16/2024	(302)
MS	JPY	119,172,000	USD	842,502	10/22/2024	(10,431)
MS	MXN	13,809,000	USD	691,587	10/10/2024	8,517
MS	MXN	56,005,058	USD	2,917,390	10/17/2024	(81,433)
MS	NZD	2,000,000	USD	1,204,052	10/17/2024	66,456
MS	SEK	1,100,000	USD	107,223	10/10/2024	1,137
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MS	SEK	10,293,418	USD	984,076	10/17/2024	$30,226
MS	THB	4,504,456	USD	131,588	10/10/2024	8,162
MS	USD	368,892	AUD	546,000	10/22/2024	(8,649)
MS	USD	2,012,733	CAD	2,751,000	10/22/2024	(22,352)
MS	USD	179,737	CHF	152,000	10/10/2024	(90)
MS	USD	8,941,775	EUR	8,031,000	10/10/2024	(1,908)
MS	USD	1,130,829	EUR	1,011,000	10/22/2024	4,336
MS	USD	180,000	GBP	142,423	10/17/2024	(10,402)
MS	USD	9,664,778	JPY	1,534,146,386	10/17/2024	(1,038,295)
MS	USD	230,230	JPY	32,953,000	10/22/2024	149
MS	USD	4,870,253	MXN	90,888,460	10/17/2024	267,887
MS	USD	7,318,793	NZD	11,796,000	10/10/2024	(174,886)
MS	USD	572,558	NZD	934,877	10/17/2024	(21,326)
MS	USD	156,284	SEK	1,591,000	10/10/2024	(443)
RBC	AUD	193,000	USD	130,885	10/10/2024	2,555
RBS	AUD	4,453,139	USD	3,004,368	10/17/2024	74,706
RBS	CLP	230,446,521	USD	256,180	10/17/2024	136
RBS	COP	2,134,390,086	USD	501,089	10/17/2024	5,327
RBS	EUR	272,634	HUF	108,522,861	10/17/2024	690
RBS	USD	120,899	IDR	1,974,403,039	10/17/2024	(9,204)
RBS	USD	298,625	THB	10,692,854	10/17/2024	(32,723)
SAH	CNY	2,687,018	USD	380,000	10/17/2024	4,143
SAH	THB	45,878,770	USD	1,295,462	10/17/2024	126,219
SAH	USD	588,325	KRW	783,472,442	10/17/2024	(8,308)
SAH	USD	1,131,755	ZAR	20,000,000	10/17/2024	(23,870)
SEB	JPY	2,751,238,533	USD	17,361,445	10/17/2024	1,832,751
SEB	NOK	29,141,384	EUR	2,440,000	10/17/2024	35,126
SSB	MXN	72,487,000	USD	3,883,716	10/17/2024	(213,155)
TD	CAD	10,020,283	USD	7,372,843	10/17/2024	38,955
TD	CLP	296,496,685	USD	318,689	10/17/2024	11,091
TD	DKK	3,204,318	USD	467,634	10/17/2024	11,332
TD	EUR	272,634	HUF	108,189,430	10/17/2024	752
TD	SGD	743,586	USD	552,773	10/17/2024	26,317
TD	USD	5,239,620	ZAR	96,234,996	10/17/2024	(320,960)
UBS	CLP	892,708,232	USD	958,502	10/17/2024	34,419
UBS	COP	2,512,302,887	USD	587,673	10/17/2024	8,409
UBS	EUR	1,090,537	HUF	432,111,034	10/17/2024	3,022
UBS	EUR	7,003,316	USD	7,595,516	10/17/2024	206,108
UBS	THB	53,656,312	USD	1,514,538	10/17/2024	148,151
UBS	USD	925,090	CLP	846,546,364	10/17/2024	(16,487)
UBS	USD	635,602	COP	2,563,063,694	10/17/2024	27,476
UBS	USD	164,883	IDR	2,690,555,083	10/17/2024	(12,411)
WF	CLP	2,912,023,499	USD	3,163,225	10/17/2024	75,692
WF	COP	5,849,150,509	USD	1,371,237	10/17/2024	16,562
WF	CZK	4,472,566	USD	192,883	10/17/2024	4,659
WF	EUR	4,901,924	USD	5,333,981	10/17/2024	126,714
WF	HUF	55,172,568	USD	151,348	10/17/2024	3,114
WF	USD	1,409,450	CHF	1,182,384	10/17/2024	9,330
WF	USD	1,887,519	CLP	1,731,220,172	10/17/2024	(38,042)
WF	USD	198,778	CZK	4,472,566	10/17/2024	1,237
WF	USD	240,000	JPY	34,034,398	10/17/2024	2,557
WF	USD	883,553	ZAR	15,935,000	10/17/2024	(37,192)
WF	ZAR	62,711,000	USD	3,478,901	10/17/2024	144,621
					Net Appreciation	$2,837,633
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Termination Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Buy Credit Protection
Electrolux AB 2.50%, 05/18/2030	EUR	440	$(3,129)	$(13,841)	1.00%	06/20/2029	$11,179	1.14%	Quarterly	-
CDX.NA.HY.42(c)	USD	40	(3,074)	(1,817)	5.00	06/20/2029	(1,257)	3.05	-	Quarterly
iTraxx Europe Crossover Series 42 V1	EUR	2,100	(194,052)	(198,288)	5.00	12/20/2029	3,703	3.11	-	Quarterly
iTraxx Europe Series 42 V1	EUR	34,800	(778,329)	(811,075)	1.00	12/20/2029	30,570	0.59	-	Quarterly
CDX.NA.IG.43(c)	USD	76,855	(1,704,275)	(1,732,007)	1.00	12/20/2029	27,733	0.53	-	Quarterly
iTraxx Europe Series 42 V1	EUR	3,030	(33,268)	(35,420)	1.00	12/20/2029	2,205	1.21	Quarterly	-
CDX.NA.HY.42(c)	USD	40	(256)	3,086	5.00	06/20/2029	(3,341)	3.05	Quarterly	-
						Net Appreciation	$70,792
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with high yield and investment grade credit ratings that trade in the credit default swap market.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024, the Fund held the following outstanding OTC credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments /Receipts	Fixed Deal Pay/Receive Rate	Termination Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency	Counterparty
Buy Credit Protection
YUM! Brands Inc 3.63%, 03/15/2031	USD	1,280	$(8,679)	$(5,254)	1.00%	12/20/2029	$(3,426)	0.86%	-	Quarterly	BA
Transdigm Inc 5.50%, 11/15/2027	USD	540	(94,590)	(90,005)	5.00	12/20/2029	(4,585)	1.25	-	Quarterly	GS
iTraxx Europe Series 42 V1	EUR	29,660	(663,369)	(652,723)	1.00	12/20/2029	(9,672)	0.59	-	Quarterly	DB
iTraxx Europe Crossover Series 42 V1	EUR	1,040	(96,102)	(93,879)	5.00	12/20/2029	(2,083)	3.11	-	Quarterly	DB
Sell Credit Protection
UniCredit SPA 2.73%, 01/15/2032	EUR	1,150	27,895	33,108	1.00	12/20/2029	(5,556)	1.45	-	Quarterly	BNP
Virgin Media Finance PLC 3.75%, 07/15/2030	EUR	510	22,098	21,984	5.00	12/20/2029	(114)	4.12	Quarterly	-	GS
Intesa Sanpaolo SPA 4.20%, 06/01/2032	EUR	1,180	28,471	30,315	1.00	12/20/2029	(1,849)	1.45	-	Quarterly	BNP
ZIGGO Bond Co BV 5.13%, 02/28/2030	EUR	550	40,311	36,796	5.00	12/20/2029	3,509	3.54	Quarterly	-	GS
Mediobanca SPA 2.30%, 11/23/2030	EUR	590	14,091	14,432	1.00	12/20/2029	(302)	1.44	-	Quarterly	CIT
						Net Depreciation	$(24,078)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
As of September 30, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Termination Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
11.61%	Daily	1-day BR4CDI	Daily	BRL	63,709	01/02/2026	$(80,552)	$—	$(80,552)
1-day TONA	Annual	0.44%	Annual	JPY	5,230,000	07/05/2026	2,251	—	2,251
3-mo. JIBAR	Quarterly	7.02%	Quarterly	ZAR	67,343	12/18/2026	1,448	—	1,448
3-mo. JIBAR	Quarterly	6.92%	Quarterly	ZAR	86,657	12/18/2026	10,659	—	10,659
10.71%	Daily	1-day BR4CDI	Daily	BRL	29,414	01/04/2027	(181,337)	—	(181,337)
9.81%	Daily	1-day BR4CDI	Daily	BRL	15,342	01/04/2027	(162,531)	—	(162,531)
10.20%	Daily	1-day BR4CDI	Daily	BRL	15,531	01/04/2027	(133,212)	—	(133,212)
11.87%	Daily	1-day BR4CDI	Daily	BRL	12,054	01/04/2027	(14,388)	—	(14,388)
3-mo. STIBOR	Quarterly	3.57%	Annual	SEK	51,900	10/19/2028	(308,410)	—	(308,410)
3.64%	Annual	3-mo. TELBOR	Quarterly	ILS	1,800	10/19/2028	(9,344)	—	(9,344)
3.60%	Quarterly	3-mo. KLIBOR	Quarterly	MYR	8,400	10/19/2028	14,545	—	14,545
4.29%	Annual	6-mo. NIBOR	Semi-Annual	NOK	53,400	10/19/2028	135,931	—	135,931
3.38%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	727,600	01/18/2029	13,739	—	13,739
3.78%	Annual	6-mo. NIBOR	Semi-Annual	NOK	12,300	02/09/2029	10,684	—	10,684
2.20%	Quarterly	7-day CFRR	Quarterly	CNY	206,620	03/20/2029	551,027	—	551,027
3-mo. STIBOR	Quarterly	2.63%	Annual	SEK	146,310	06/19/2029	(385,744)	—	(385,744)
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Termination Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
2.01%	Quarterly	7-day CFRR	Quarterly	CNY	4,000	06/19/2029	$5,747	$—	$5,747
2.84%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	13,010	06/19/2029	396,594	—	396,594
3.93%	Annual	6-mo. NIBOR	Semi-Annual	NOK	22,561	07/15/2029	37,092	—	37,092
3-mo. STIBOR	Quarterly	2.44%	Annual	SEK	150,000	07/17/2029	(277,321)	—	(277,321)
2.77%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	13,000	07/17/2029	351,227	—	351,227
3-mo. STIBOR	Quarterly	2.11%	Annual	SEK	31,100	08/23/2029	(11,344)	—	(11,344)
3.50%	Annual	6-mo. NIBOR	Semi-Annual	NOK	35,200	08/23/2029	(4,251)	—	(4,251)
1.80%	Quarterly	7-day CFRR	Quarterly	CNY	40,000	09/02/2029	371	—	371
3.96%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	3,722,200	01/19/2033	250,157	—	250,157
4.04%	Semi-Annual	6-mo. BBSW	Semi-Annual	AUD	3,860	03/22/2033	6,978	—	6,978
1-day CORRA	Semi-Annual	3.56%	Semi-Annual	CAD	920	10/19/2033	(41,388)	—	(41,388)
1-day TONA	Annual	1.12%	Annual	JPY	580,300	10/30/2033	(105,093)	(118)	(104,970)
1-day CORRA	Semi-Annual	3.21%	Semi-Annual	CAD	400	12/15/2033	(9,847)	—	(9,847)
1-day CORRA	Semi-Annual	3.44%	Semi-Annual	CAD	6,300	01/19/2034	(240,922)	—	(240,922)
2.42%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	7,200	09/27/2034	49,880	—	49,880
2.36%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	7,200	10/01/2034	8,783	—	8,783
1-day CORRA	Semi-Annual	3.11%	Semi-Annual	CAD	2,200	12/15/2053	(40,127)	—	(40,127)
1-day SOFR	Annual	3.36%	Annual	USD	5,500	08/20/2054	(44,036)	—	(44,036)
							$(202,734)	$(118)	$(202,611)
As of September 30, 2024, the Fund held the following OTC interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Counterparty	Termination Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
11.16%	Daily	1-day BR4CDI	Daily	BRL	12,342	BNP	01/04/2027	$(51,178)	$—	$(51,178)
10.73%	Daily	1-day BR4CDI	Daily	BRL	21,686	BNP	01/04/2027	(131,189)	—	(131,189)
								$(182,367)	$0	$(182,367)
As of September 30, 2024, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Termination Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.65%	At Maturity	UKRPI	At Maturity	GBP	10,100	09/15/2026	$(12,351)	$—	$(12,297)
CPI-U	At Maturity	2.26%	At Maturity	USD	2,755	09/19/2029	9,912	—	9,933
CPI-U	At Maturity	2.25%	At Maturity	USD	11,793	09/19/2029	45,851	—	45,945
CPI-U	At Maturity	2.28%	At Maturity	USD	7,109	09/20/2029	19,928	—	19,952
CPI-U	At Maturity	2.29%	At Maturity	USD	8,343	09/23/2029	16,341	—	16,413
3.71%	At Maturity	UKRPI	At Maturity	GBP	10,900	04/05/2034	291,616	—	291,627
3.71%	At Maturity	UKRPI	At Maturity	GBP	9,720	05/16/2034	294,049	(19,754)	314,871
EXT-CPI	At Maturity	1.97%	At Maturity	EUR	6,400	09/15/2034	(23,360)	—	(23,353)
EXT-CPI	At Maturity	1.93%	At Maturity	EUR	6,400	09/15/2034	4,809	—	4,777
CPI-U	At Maturity	2.53%	At Maturity	USD	6,253	07/28/2053	(213,269)	(4,402)	(208,908)
2.80%	At Maturity	EXT-CPI	At Maturity	EUR	4,052	07/28/2053	780,195	195,729	581,098
							$1,213,721	$171,573	$1,040,058
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024, the Fund held the following OTC total return swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Counterparty	Termination Date	Value	Upfront Payments /Receipts	Net Unrealized App/Dep
0.00%	Daily	3-mo. EURIBOR	Quarterly	EUR	1	BNP	03/20/2025	552	—	552
3-mo. EURIBOR	Quarterly	0.00%	Daily	EUR	200	BNP	03/20/2025	(641)	—	(641)
3-mo. EURIBOR	Quarterly	0.00%	Daily	EUR	1,350	JPM	03/20/2025	(14,826)	—	(14,826)
3-mo. EURIBOR	Quarterly	0.00%	Daily	EUR	3,200	BNP	03/20/2025	(31,703)	—	(31,703)
3-mo. EURIBOR	Quarterly	0.00%	Daily	EUR	7,752	GS	03/20/2025	(70,997)	—	(70,997)
								$(117,615)	$0	$(117,615)
As of September 30, 2024, the Fund held the following OTC purchased options:
Description	Counterparty	Number of Contracts	Exercise Price		Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Fair Value
Put
EUR/AUD Currency Option	BNP	-	EUR	1.63	10/01/2024	EUR	616	$5,614	$8,036
U.S. 5 Year Future Option	GS	307	USD	109.75	10/25/2024	USD	-	172,573	127,117
GBP/USD Currency Option	BNP	-	GBP	1.30	10/09/2024	GBP	734	3,924	81
EUR/GBP Currency Option	BNP	-	EUR	0.85	10/11/2024	EUR	624	3,231	10,002
Call
USD/CNH Currency Option	GS	-	USD	7.16	11/04/2024	USD	686	4,208	537
USD/CNH Currency Option	MS	-	USD	7.19	11/04/2024	USD	677	3,837	358
USD/INR Currency Option	GS	-	USD	84.10	10/17/2024	USD	815	2,655	672
EUR/AUD Currency Option	BNP	-	EUR	1.63	10/01/2024	EUR	616	5,614	5
GBP/USD Currency Option	BNP	-	GBP	1.36	10/09/2024	GBP	734	437	929
EUR/GBP Currency Option	BNP	-	EUR	0.85	10/11/2024	EUR	624	3,231	124
								$205,324	$147,861
At September 30, 2024, the Fund held the following OTC written options:
Description	Counterparty	Number of Contracts	Exercise Price		Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Fair Value
Put
EUR/CHF Currency Option	BB	-	EUR	0.94	10/01/2024	EUR	616	$(6,142)	$(344)
CHF/JPY Currency Option	MS	-	CHF	166.19	11/04/2024	CHF	579	(4,010)	(3,382)
U.S. 5 Year Future Option	GS	307	USD	107.75	10/25/2024	USD	0	(26,383)	(7,195)
EUR/CHF Currency Option	GS	-	EUR	0.93	10/11/2024	EUR	624	(4,653)	(1,224)
Call
USD/CNH Currency Option	GS	-	USD	7.30	11/04/2024	USD	1,371	(2,217)	(162)
USD/CNH Currency Option	MS	-	USD	7.30	11/04/2024	USD	1,354	(2,636)	(160)
USD/INR Currency Option	GS	-	USD	84.80	10/17/2024	USD	1,223	(1,783)	(186)
EUR/CHF Currency Option	BB	-	EUR	0.94	10/01/2024	EUR	616	(4,678)	(2,184)
CHF/JPY Currency Option	MS	-	CHF	175.20	11/04/2024	CHF	579	(4,010)	(1,369)
GBP/USD Currency Option	BNP	-	GBP	1.33	10/09/2024	GBP	734	(2,384)	(8,408)
EUR/CHF Currency Option	GS	-	EUR	0.93	10/11/2024	EUR	624	(5,557)	(7,306)
								$(64,453)	$(31,920)
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024, the Fund held the following OTC purchased swaptions:
Description	Counterparty	Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Put
Sell Protection on 5 Year Credit Default swap, 12/20/2029	BNP	iTraxx Europe Series 42	Quarterly	0.73%	Quarterly	11/20/2024	EUR	49,800	$55,407	$45,739
Call
Buy Protection on 5 Year Credit Default swap, 12/20/2029	BNP	0.63%	Quarterly	iTraxx Europe Series 42	Quarterly	11/20/2024	EUR	24,900	50,698	45,288
									$106,105	$91,027
Abbreviations
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BBSW	Australian Bank Bill Swap Rate
BDS	Banco Santander
BNP	BNP Paribas Securities Corp
BR4CDI	Brazil Cetip Interbank Deposit
CFRR	China Fixing Repo Rate
CGM	Citigroup Global Markets
CIT	Citibank N.A.
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CPI-U	United States of America Consumer Price Index
DB	Deutsche Bank
EURIBOR	Euro Interbank Offered Rate
EXT-CPI	European Consumer Price Index
GS	Goldman Sachs
HSB	HSBC Bank USA
JIBAR	Johannesburg Interbank Average Rate
JPM	JP Morgan Chase & Co
KLIBOR	Kuala Lumpur Interbank Offered Rate
KORIBOR	South Korea Interbank Offered Rate
MS	Morgan Stanley & Co LLC
NIBOR	Norwegian Interbank Offered Rate
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SAH	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken AB
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank
STIBOR	Swedish Krona Stockholm Interbank Offered Rate
TD	Toronto Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
UKRPI	United Kingdom Retail Price Index
WF	Wells Fargo Bank NA
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Summary of Investments by Country as of September 30, 2024.
Country	Fair Value	Percentage of Fund Investments
United States	$240,397,689	42.52%
Mexico	37,391,414	6.61
Japan	34,080,682	6.03
United Kingdom	28,100,305	4.97
Romania	23,293,022	4.12
France	23,064,538	4.08
Germany	20,797,589	3.68
Spain	20,685,753	3.66
Italy	16,810,205	2.97
Netherlands	15,027,493	2.66
South Korea	12,000,070	2.12
Switzerland	9,322,941	1.65
China	8,793,007	1.55
Australia	8,740,190	1.55
Canada	8,228,712	1.45
New Zealand	8,091,823	1.43
Belgium	6,164,228	1.09
Austria	4,707,571	0.83
Ireland	4,080,686	0.72
Peru	3,873,221	0.68
Luxembourg	2,928,843	0.52
Iceland	2,823,355	0.50
Greece	2,783,753	0.49
Cayman Islands	2,703,146	0.48
Brazil	2,355,959	0.42
Indonesia	2,135,915	0.38
South Africa	2,044,058	0.36
Denmark	1,975,933	0.35
Poland	1,613,622	0.29
Singapore	1,613,173	0.28
Thailand	1,471,615	0.26
Israel	1,300,003	0.23
Malaysia	1,218,306	0.22
Chile	1,111,318	0.20
Finland	968,253	0.17
Slovakia	731,024	0.13
Bermuda	700,422	0.12
Norway	659,710	0.12
Nigeria	358,350	0.06
Portugal	259,867	0.05
Hungary	148	0.00
Total	$565,407,912	100.00%
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
	American Airlines Inc(b)
$ 1,584,868	10.29%,04/20/2028 3-mo. SOFR + 5.70%	$ 1,627,192
440,000	8.34%,05/29/2029 1-mo. SOFR + 3.50%	438,350
430,658	Aretec Group Inc(b) 9.62%, 03/07/2030 1-mo. SOFR + 4.77%	421,447
965,000	Ascend Learning LLC(b) 10.70%, 12/10/2029 1-mo. SOFR + 5.85%	928,812
	Bausch & Lomb Corp(b)
1,011,101	8.27%,05/10/2027 1-mo. SOFR + 3.42%	1,006,467
897,421	8.27%,05/11/2027 1-mo. SOFR + 3.42%	893,308
520,000	Cengage Learning Inc(b) 9.54%, 03/24/2031 6-mo. SOFR + 5.28%	520,887
	Clear Channel Outdoor Holdings Inc(b)
197,801	3.88%,08/21/2026 3-mo. SOFR + 0.00%	197,060
470,000	8.96%,08/21/2028 1-mo. SOFR + 4.11%	468,237
765,316	Cloud Software Group Inc(b) 4.88%, 03/30/2029 3-mo. SOFR + 0.29%	767,093
742	CMG Media Corp(b) 9.21%, 12/17/2026 1-mo. SOFR + 4.36%	650
533,663	Connect US Finco LLC(b) 9.35%, 09/27/2029 1-mo. SOFR + 4.50%	499,975
	CP Atlas Buyer Inc(b)
746,162	9.46%,11/20/2027 1-mo. SOFR + 4.61%	735,281
939,149	8.70%,11/23/2027 1-mo. SOFR + 3.85%	925,453
2,727	Crocs Inc(b) 7.21%, 02/19/2029 1-mo. SOFR + 2.37%	2,735
1,130,000	DexKo Global Inc(b) 8.78%, 09/24/2028 1-mo. SOFR + 3.94%	1,090,321
1,486,191	DirecTV Financing LLC(b) 10.21%, 08/02/2029 1-mo. SOFR + 5.36%	1,458,119
160,000	EMRLD Borrower LP(b) 7.56%, 08/04/2031 3-mo. SOFR + 2.97%	159,650
1,533,000	Endo Finance Holdings Inc(b) 9.78%, 04/09/2031 3-mo. SOFR + 5.19%	1,530,765
1,777,364	Fertitta Entertainment LLC(b) 8.85%, 01/27/2029 1-mo. SOFR + 4.00%	1,770,540
	Filtration Group Corp(b)
207,900	9.21%,10/19/2028 1-mo. SOFR + 4.37%	208,680
505,907	8.46%,10/21/2028 1-mo. SOFR + 3.61%	505,718
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 1,261,838	Flash Charm Inc(b) 8.75%, 03/02/2028 3-mo. SOFR + 4.16%	$ 1,235,812
660,000	Fortress Intermediate 3 Inc(b) 8.60%, 06/27/2031 1-mo. SOFR + 3.75%	657,937
1,367,732	Foundation Building Materials Inc(b) 9.25%, 01/29/2031 3-mo. SOFR + 4.66%	1,330,332
267,275	Garda World Security Corp(b) 9.78%, 10/30/2026 1-mo. SOFR + 4.94%	267,476
251	Genesys Cloud Services Holdings II LLC(b) 8.35%, 12/01/2027 1-mo. SOFR + 3.50%	251
416,858	Herens Holdco SARL(b) 8.63%, 07/03/2028 3-mo. SOFR + 4.04%	389,111
770,000	Hexion Holdings Corp(b) 12.38%, 03/15/2030 1-mo. SOFR + 7.54%	688,875
	IRB Holding Corp(b)
1,088,467	8.10%,12/14/2027 1-mo. SOFR + 3.25%	1,088,694
500,000	8.10%,12/15/2027 1-mo. SOFR + 3.25%	499,271
845,861	Klockner Pentaplast of America Inc(b) 9.72%, 02/12/2026 6-mo. SOFR + 5.47%	792,995
	LBM Acquisition LLC(b)
1,178,952	8.88%,12/18/2027 1-mo. SOFR + 4.03%	1,170,847
480,840	8.97%,05/30/2031 1-mo. SOFR + 4.12%	477,534
937,102	LSF11 A5 Holdco LLC(b) 8.46%, 10/15/2028 1-mo. SOFR + 3.61%	9,371
193,044	LSF11 A5 HoldCo LLC(b) 9.33%, 10/13/2028 1-mo. SOFR + 4.49%	192,320
217,757	Madison IAQ LLC(b) 8.28%, 06/21/2028 1-mo. SOFR + 3.44%	217,212
481,450	Mattress Firm Inc(b) 8.76%, 09/25/2028 6-mo. SOFR + 4.50%	481,020
528,852	Medline Borrower LP(b) 7.60%, 10/23/2028 1-mo. SOFR + 2.75%	528,852
1,300,337	Neptune Bidco US Inc(b) 10.40%, 04/11/2029 3-mo. SOFR + 5.81%	1,218,253
	Nouryon Finance BV(b)
884,132	8.63%,04/03/2028 3-mo. SOFR + 4.04%	883,763
693,534	8.82%,04/03/2028 3-mo. SOFR + 4.23%	693,245

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Olympus Water US Holding Corp(b)
$ 890,625	9.07%,11/09/2028 1-mo. SOFR + 4.22%	$ 890,068
466,598	8.10%,06/20/2031 3-mo. SOFR + 3.51%	466,307
1,535,499	PetsMart LLC(b) 8.70%, 02/11/2028 1-mo. SOFR + 3.85%	1,520,419
1,669,665	PMHC II Inc(b) 9.70%, 04/23/2029 3-mo. SOFR + 5.11%	1,627,576
	Rocket Software Inc(b)
1,016,975	9.21%,11/28/2025 1-mo. SOFR + 4.36%	1,017,116
326,216	9.60%,11/28/2028 1-mo. SOFR + 4.75%	326,262
513,696	Scientific Games Holdings LP(b) 8.82%, 02/04/2029 1-mo. SOFR + 3.97%	511,342
358,200	Station Casinos LLC(b) 7.10%, 03/14/2031 1-mo. SOFR + 2.25%	356,946
1,020,115	TK Elevator Midco GmbH(b) 8.59%, 04/30/2030 6-mo. SOFR + 4.33%	1,021,957
813,168	UKG Inc(b) 8.55%, 02/10/2031 3-mo. SOFR + 3.96%	813,168
703,236	United Airlines Inc(b) 8.03%, 02/22/2031 3-mo. SOFR + 3.44%	703,675
536,980	VM Consolidated Inc(b) 8.21%, 03/26/2028 1-mo. SOFR + 3.36%	537,427
1,185,759	White Cap Buyer LLC(b) 8.10%, 10/19/2029 1-mo. SOFR + 3.25%	1,175,653
TOTAL BANK LOANS — 6.28% (Cost $40,797,221)		$39,947,827
CORPORATE BONDS AND NOTES
Basic Materials — 4.49%
945,000	ArcelorMittal SA 7.00%, 10/15/2039	1,072,960
	ATI Inc
1,000,000	5.88%, 12/01/2027(c)	998,687
460,000	4.88%, 10/01/2029	444,601
920,000	7.25%, 08/15/2030(c)	979,650
245,000	5.13%, 10/01/2031	237,997
	Avient Corp(d)
954,000	7.13%, 08/01/2030	994,676
515,000	6.25%, 11/01/2031	527,941
1,220,000	Axalta Coating Systems LLC(d) 3.38%, 02/15/2029	1,142,238
1,134,000	Big River Steel LLC / BRS Finance Corp(d) 6.63%, 01/31/2029	1,148,864
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 725,000	Cerdia Finanz GmbH(d) 9.38%, 10/03/2031	$ 739,500
905,000	Cleveland-Cliffs Inc(d) 7.00%, 03/15/2032	914,947
2,380,000	Commercial Metals Co 4.38%, 03/15/2032	2,262,250
	Constellium SE
500,000	5.63%, 06/15/2028(d)	498,926
300,000	EUR, 3.13%, 07/15/2029	320,053
1,610,000	6.38%, 08/15/2032(d)	1,652,382
1,595,000	FMG Resources August 2006 Pty Ltd(c)(d) 6.13%, 04/15/2032	1,631,460
1,580,000	Herens Holdco SARL(d) 4.75%, 05/15/2028	1,378,985
895,000	Hudbay Minerals Inc(c)(d) 6.13%, 04/01/2029	907,840
	Mercer International Inc
300,000	12.88%, 10/01/2028(d)	314,942
510,000	5.13%, 02/01/2029(c)	435,116
2,145,000	Novelis Corp(d) 3.88%, 08/15/2031	1,960,878
280,000	Novelis Sheet Ingot GmbH EUR, 3.38%, 04/15/2029	297,581
1,065,000	Rain Carbon Inc(c)(d) 12.25%, 09/01/2029	1,150,303
	SCIH Salt Holdings Inc(d)
2,370,000	4.88%, 05/01/2028	2,284,935
990,000	6.63%, 05/01/2029	951,939
515,000	SCIL IV LLC / SCIL USA Holdings LLC(d) 5.38%, 11/01/2026	508,604
750,000	Tronox Inc(c)(d) 4.63%, 03/15/2029	700,595
465,000	United States Steel Corp 6.65%, 06/01/2037	477,378
505,000	Vibrantz Technologies Inc(d) 9.00%, 02/15/2030	471,766
	WR Grace Holdings LLC(d)
500,000	5.63%, 08/15/2029	469,692
665,000	7.38%, 03/01/2031	696,744
		28,574,430
Communications — 8.71%
250,000	Altice Financing SA(d) 5.00%, 01/15/2028	211,474
	Altice France SA(d)
465,000	5.50%, 01/15/2028	338,125
2,110,000	5.50%, 10/15/2029	1,477,716
	CCO Holdings LLC / CCO Holdings Capital Corp(d)
3,305,000	5.38%, 06/01/2029	3,185,006
4,360,000	4.75%, 03/01/2030	4,010,488
2,580,000	4.75%, 02/01/2032	2,273,698
3,490,000	Clear Channel Outdoor Holdings Inc(c)(d) 7.88%, 04/01/2030	3,649,479
180,000	CommScope LLC(d) 6.00%, 03/01/2026	175,050

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Connect Finco SARL / Connect US Finco LLC(d)
$ 1,645,000	6.75%, 10/01/2026	$ 1,645,000
2,795,000	9.00%, 09/15/2029(c)	2,704,820
	CSC Holdings LLC(d)
3,430,000	5.38%, 02/01/2028	2,889,319
1,960,000	11.75%, 01/31/2029	1,894,519
445,000	Directv Financing LLC(d) 8.88%, 02/01/2030	447,644
1,110,000	Directv Financing LLC / Directv Financing Co-Obligor Inc(d) 5.88%, 08/15/2027	1,089,834
990,000	DISH DBS Corp(d) 5.25%, 12/01/2026	914,882
	Frontier Communications Holdings LLC(d)
1,705,000	5.88%, 10/15/2027	1,711,934
735,000	8.75%, 05/15/2030	783,263
920,000	Gray Television Inc(d) 5.38%, 11/15/2031	575,387
1,914,000	Level 3 Financing Inc(d) 10.50%, 05/15/2030	2,059,943
	Match Group Holdings II LLC(d)
545,000	4.63%, 06/01/2028	529,892
325,000	4.13%, 08/01/2030	304,447
	McGraw-Hill Education Inc(d)
850,000	5.75%, 08/01/2028	840,003
710,000	8.00%, 08/01/2029	712,547
1,315,000	7.38%, 09/01/2031	1,364,409
1,895,000	Neptune Bidco US Inc(d) 9.29%, 04/15/2029	1,856,247
45,000	Netflix Inc 5.88%, 02/15/2025	45,152
	News Corp(d)
1,560,000	3.88%, 05/15/2029	1,475,483
445,000	5.13%, 02/15/2032	437,223
1,170,000	Nexstar Media Inc(c)(d) 4.75%, 11/01/2028	1,117,871
	Outfront Media Capital LLC / Outfront Media Capital Corp(d)
695,000	5.00%, 08/15/2027	691,037
1,870,000	7.38%, 02/15/2031	1,996,206
	Sirius XM Radio Inc(d)
1,115,000	4.00%, 07/15/2028	1,051,941
2,435,000	3.88%, 09/01/2031(c)	2,121,541
595,000	T-Mobile USA Inc 2.88%, 02/15/2031	540,845
1,770,000	Virgin Media Finance PLC(d) 5.00%, 07/15/2030	1,556,758
2,135,000	Virgin Media Secured Finance PLC(d) 4.50%, 08/15/2030	1,899,169
1,370,000	VZ Secured Financing BV(d) 5.00%, 01/15/2032	1,260,734
385,000	Wayfair LLC(d) 7.25%, 10/31/2029	394,417
2,430,000	Zegona Finance PLC(d) 8.63%, 07/15/2029	2,594,025
Principal Amount(a)		Fair Value
Communications — (continued)
$ 610,000	Ziggo Bond Co BV(d) 6.00%, 01/15/2027	$ 609,699
		55,437,227
Consumer, Cyclical — 12.11%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(d)
335,000	6.13%, 06/15/2029	344,634
2,130,000	4.00%, 10/15/2030	1,964,160
1,600,000	Allison Transmission Inc(d) 3.75%, 01/30/2031	1,454,711
	American Airlines Inc / AAdvantage Loyalty IP Ltd(d)
236,250	5.50%, 04/20/2026	235,576
405,000	5.75%, 04/20/2029(c)	404,329
2,015,000	American Builders & Contractors Supply Co Inc(c)(d) 3.88%, 11/15/2029	1,883,793
870,000	Aramark Services Inc(d) 5.00%, 02/01/2028	867,202
2,275,000	Banijay Entertainment SAS(d) 8.13%, 05/01/2029	2,364,505
3,050,000	Bath & Body Works Inc 6.88%, 11/01/2035	3,178,106
1,830,000	Beacon Roofing Supply Inc(c)(d) 4.13%, 05/15/2029	1,724,103
830,000	Boyd Gaming Corp(d) 4.75%, 06/15/2031	792,521
	Caesars Entertainment Inc(d)
2,305,000	4.63%, 10/15/2029(c)	2,192,557
2,225,000	7.00%, 02/15/2030	2,324,449
155,000	6.50%, 02/15/2032	160,334
	Carnival Corp(d)
3,205,000	5.75%, 03/01/2027	3,245,872
205,000	7.00%, 08/15/2029	217,852
1,815,000	10.50%, 06/01/2030	1,970,601
570,000	Carnival Holdings Bermuda Ltd(d) 10.38%, 05/01/2028	615,069
1,070,000	Carvana Co(d)(e) 12.00%, 12/01/2028 PIK rate, 12.00%	1,123,717
1,510,000	Churchill Downs Inc(d) 5.75%, 04/01/2030	1,511,654
	Clarios Global LP / Clarios US Finance Co
185,000	EUR, 4.38%, 05/15/2026	205,243
1,738,000	6.75%, 05/15/2028(d)	1,791,450
1,185,000	Crocs Inc(d) 4.25%, 03/15/2029	1,120,293
530,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(d) 6.75%, 01/15/2030	493,779
2,950,000	FirstCash Inc(d) 6.88%, 03/01/2032	3,035,907
4,105,000	Ford Motor Credit Co LLC 4.00%, 11/13/2030	3,795,458

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,160,000	Full House Resorts Inc(d) 8.25%, 02/15/2028	$ 1,161,717
755,000	Garrett Motion Holdings Inc / Garrett LX I Sarl(d) 7.75%, 05/31/2032	772,664
120,000	Gates Corp/DE(d) 6.88%, 07/01/2029	124,303
2,160,000	Hanesbrands Inc(c)(d) 9.00%, 02/15/2031	2,331,502
1,015,000	Levi Strauss & Co(d) 3.50%, 03/01/2031	919,946
2,010,000	LGI Homes Inc(d) 8.75%, 12/15/2028	2,152,541
	Light & Wonder International Inc(d)
1,490,000	7.25%, 11/15/2029	1,541,590
975,000	7.50%, 09/01/2031	1,022,658
1,085,000	Live Nation Entertainment Inc(d) 6.50%, 05/15/2027	1,106,692
	NCL Corp Ltd(d)
820,000	8.13%, 01/15/2029	876,743
335,000	7.75%, 02/15/2029(c)	358,987
905,000	Penn Entertainment Inc(c)(d) 5.63%, 01/15/2027	896,221
	PetSmart Inc / PetSmart Finance Corp(d)
795,000	4.75%, 02/15/2028	762,181
845,000	7.75%, 02/15/2029	834,155
785,000	Pinewood Finco PLC(d) GBP, 6.00%, 03/27/2030	1,052,434
1,940,000	Ritchie Bros Holdings Inc(d) 7.75%, 03/15/2031	2,066,119
	Royal Caribbean Cruises Ltd(d)
265,000	4.25%, 07/01/2026(c)	262,010
1,130,000	5.50%, 08/31/2026	1,141,063
925,000	5.63%, 09/30/2031	937,141
180,000	6.25%, 03/15/2032	186,721
1,505,000	6.00%, 02/01/2033	1,542,902
1,375,000	Scientific Games Holdings LP / Scientific Games US FinCo Inc(d) 6.63%, 03/01/2030	1,364,619
1,685,000	Six Flags Entertainment Corp(d) 7.25%, 05/15/2031	1,745,188
405,000	Six Flags Entertainment Corp / Six Flags Theme Parks Inc(d) 6.63%, 05/01/2032	419,419
	Station Casinos LLC(d)
335,000	4.63%, 12/01/2031	310,650
2,205,000	6.63%, 03/15/2032	2,254,050
1,300,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 5.88%, 05/15/2025	1,295,655
	Taylor Morrison Communities Inc(d)
330,000	5.88%, 06/15/2027	336,862
845,000	5.75%, 01/15/2028	859,760
465,000	5.13%, 08/01/2030	461,996
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Viking Cruises Ltd(d)
$ 1,325,000	7.00%, 02/15/2029	$ 1,341,743
1,110,000	9.13%, 07/15/2031	1,213,839
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(d)
220,000	5.13%, 10/01/2029	217,358
3,280,000	7.13%, 02/15/2031	3,538,785
615,000	ZF North America Capital Inc(d) 6.75%, 04/23/2030	620,239
		77,048,328
Consumer, Non-Cyclical — 9.09%
1,250,000	Allied Universal Holdco LLC(d) 7.88%, 02/15/2031	1,276,859
1,205,000	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL(d) 4.63%, 06/01/2028	1,130,773
315,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc(c)(d) 8.00%, 02/15/2031	322,157
	Avis Budget Finance PLC
435,000	EUR, 7.00%, 02/28/2029(d)	483,325
290,000	EUR, 7.00%, 02/28/2029	322,217
305,000	EUR, 7.25%, 07/31/2030(d)	339,087
260,000	EUR, 7.25%, 07/31/2030	289,058
465,000	Bausch + Lomb Corp(d) 8.38%, 10/01/2028	491,738
1,125,000	Bausch Health Cos Inc(d) 6.13%, 02/01/2027	1,016,066
1,610,000	Block Inc 3.50%, 06/01/2031	1,468,079
1,135,000	Boost Newco Borrower LLC(d) 7.50%, 01/15/2031	1,217,908
	Centene Corp
925,000	4.63%, 12/15/2029	905,188
540,000	3.00%, 10/15/2030	483,423
1,605,000	Chobani LLC / Chobani Finance Corp Inc(d) 7.63%, 07/01/2029	1,685,444
	CHS / Community Health Systems Inc(d)
590,000	5.63%, 03/15/2027	580,600
2,295,000	6.00%, 01/15/2029	2,227,963
2,270,000	5.25%, 05/15/2030	2,089,093
1,760,000	10.88%, 01/15/2032	1,939,494
765,000	Concentra Escrow Issuer Corp(d) 6.88%, 07/15/2032	804,407
	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(d)
1,680,000	4.75%, 01/15/2029	1,642,980
475,000	6.63%, 07/15/2030	493,542
2,625,000	DaVita Inc(d) 6.88%, 09/01/2032	2,711,769
1,375,000	Elanco Animal Health Inc 6.65%, 08/28/2028	1,423,198

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 505,000	Endo Finance Holdings Inc(d) 8.50%, 04/15/2031	$ 541,124
1,205,000	Grifols SA EUR, 3.88%, 10/15/2028	1,246,676
	Herc Holdings Inc(d)
1,020,000	5.50%, 07/15/2027	1,018,746
990,000	6.63%, 06/15/2029	1,025,417
1,170,000	Jazz Securities Designated Activity Co(d) 4.38%, 01/15/2029	1,131,525
3,905,000	Kedrion SpA(c)(d) 6.50%, 09/01/2029	3,709,750
2,305,000	Medline Borrower LP(d) 3.88%, 04/01/2029	2,182,292
1,770,000	Prime Security Services Borrower LLC / Prime Finance Inc(d) 6.25%, 01/15/2028	1,770,476
2,720,000	RR Donnelley & Sons Co(d) 9.50%, 08/01/2029	2,743,147
710,000	Service Corp International(c) 5.13%, 06/01/2029	709,043
660,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(d) 4.63%, 11/01/2026	653,199
	Tenet Healthcare Corp
380,000	5.13%, 11/01/2027	378,564
2,150,000	4.25%, 06/01/2029	2,072,973
4,140,000	6.13%, 06/15/2030	4,207,656
1,290,000	Teva Pharmaceutical Finance Netherlands II BV EUR, 4.38%, 05/09/2030	1,430,682
	Teva Pharmaceutical Finance Netherlands III BV
695,000	6.75%, 03/01/2028(c)	724,362
1,735,000	5.13%, 05/09/2029(c)	1,720,899
1,710,000	8.13%, 09/15/2031	1,960,522
930,000	United Rentals North America Inc(d) 6.13%, 03/15/2034	961,106
	US Foods Inc(d)
1,250,000	7.25%, 01/15/2032	1,322,931
975,000	5.75%, 04/15/2033	976,047
		57,831,505
Diversified — 0.26%
1,540,000	Benteler International AG(d) 10.50%, 05/15/2028	1,628,042
Energy — 9.02%
1,880,000	Chord Energy Corp(d) 6.38%, 06/01/2026	1,883,997
	Civitas Resources Inc(d)
455,000	8.38%, 07/01/2028	472,958
105,000	8.63%, 11/01/2030	111,245
2,385,000	8.75%, 07/01/2031	2,524,613
615,000	Comstock Resources Inc(d) 6.75%, 03/01/2029	600,425
420,000	Coronado Finance Pty Ltd(d) 9.25%, 10/01/2029	431,577
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,855,000	Encino Acquisition Partners Holdings LLC(d) 8.50%, 05/01/2028	$ 1,888,179
1,445,000	Energy Transfer LP(c)(f) 6.63%, Perpetual	1,424,288
4,050,000	Expand Energy Corp(d) 6.75%, 04/15/2029	4,125,909
	Hess Midstream Operations LP(d)
510,000	5.13%, 06/15/2028	504,566
430,000	6.50%, 06/01/2029	445,070
1,445,000	5.50%, 10/15/2030(c)	1,441,977
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	116,379
1,470,000	Kinetik Holdings LP(d) 5.88%, 06/15/2030	1,480,012
2,080,000	Kraken Oil & Gas Partners LLC(d) 7.63%, 08/15/2029	2,077,204
	Matador Resources Co(d)
1,965,000	6.50%, 04/15/2032	1,962,193
1,995,000	6.25%, 04/15/2033	1,961,540
	Nabors Industries Inc(c)(d)
1,805,000	7.38%, 05/15/2027	1,809,021
1,720,000	8.88%, 08/15/2031	1,636,193
800,000	Occidental Petroleum Corp 6.20%, 03/15/2040	830,518
	Precision Drilling Corp(d)
361,000	7.13%, 01/15/2026	360,532
625,000	6.88%, 01/15/2029	623,701
885,000	Seadrill Finance Ltd(d) 8.38%, 08/01/2030	923,844
225,000	Seventy Seven Energy Inc(g)(h)(i) 6.63%, 11/15/2025	23
2,140,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp(d) 7.88%, 11/01/2028	2,238,663
	SM Energy Co
720,000	6.75%, 09/15/2026	719,636
775,000	6.50%, 07/15/2028	774,148
2,635,000	7.00%, 08/01/2032(d)	2,645,184
	Southwestern Energy Co
2,400,000	5.38%, 02/01/2029	2,391,910
1,405,000	5.38%, 03/15/2030	1,400,739
1,145,000	TGNR Intermediate Holdings LLC(d) 5.50%, 10/15/2029	1,087,885
1,125,000	Transocean Aquila Ltd(d) 8.00%, 09/30/2028	1,150,732
310,250	Transocean Inc(d) 8.75%, 02/15/2030	323,477
2,185,000	Transocean Titan Financing Ltd(d) 8.38%, 02/01/2028	2,250,574
790,000	USA Compression Partners LP / USA Compression Finance Corp(d) 7.13%, 03/15/2029	813,662

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Venture Global LNG Inc(d)
$ 1,380,000	9.00%, Perpetual(f)	$ 1,398,808
1,040,000	8.13%, 06/01/2028	1,084,220
800,000	9.50%, 02/01/2029	901,204
2,355,000	8.38%, 06/01/2031	2,486,706
2,265,000	9.88%, 02/01/2032	2,516,850
	Viper Energy Inc(d)
1,600,000	5.38%, 11/01/2027	1,593,443
505,000	7.38%, 11/01/2031	532,610
	Vital Energy Inc(d)
245,000	7.75%, 07/31/2029	243,760
1,215,000	7.88%, 04/15/2032	1,176,983
		57,367,158
Financial — 7.81%
	Acrisure LLC / Acrisure Finance Inc(d)
1,715,000	8.50%, 06/15/2029	1,790,738
1,645,000	7.50%, 11/06/2030	1,692,861
581,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 6.95%, 03/10/2055	602,373
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(d)
1,275,000	5.88%, 11/01/2029	1,224,334
2,750,000	7.00%, 01/15/2031	2,825,881
440,000	7.38%, 10/01/2032	446,095
1,830,000	Ally Financial Inc 8.00%, 11/01/2031	2,071,776
838,600	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp(c)(d) 7.00%, 04/15/2030	779,020
2,765,000	Apollo Commercial Real Estate Finance Inc REIT(d) 4.63%, 06/15/2029	2,474,349
310,000	Aretec Group Inc(d) 10.00%, 08/15/2030	329,907
1,490,000	Credit Acceptance Corp(d) 9.25%, 12/15/2028	1,593,413
230,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	259,581
	Encore Capital Group Inc(d)
1,520,000	9.25%, 04/01/2029(c)	1,635,445
1,410,000	8.50%, 05/15/2030	1,486,037
	Freedom Mortgage Corp(d)
1,000,000	6.63%, 01/15/2027	1,002,285
2,090,000	12.00%, 10/01/2028	2,283,078
300,000	GGAM Finance Ltd(d) 8.00%, 02/15/2027	313,504
1,380,000	HUB International Ltd(d) 7.25%, 06/15/2030	1,437,795
3,525,000	Jefferson Capital Holdings LLC(d) 9.50%, 02/15/2029	3,763,611
	Jones Deslauriers Insurance Management Inc(d)
1,535,000	8.50%, 03/15/2030	1,642,304
Principal Amount(a)		Fair Value
Financial — (continued)
$ 655,000	10.50%, 12/15/2030	$ 712,300
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(d)
975,000	4.25%, 02/01/2027	951,037
1,565,000	7.00%, 07/15/2031	1,659,260
	Macquarie Airfinance Holdings Ltd(d)
105,000	6.40%, 03/26/2029	109,283
155,000	6.50%, 03/26/2031	163,616
	Nationstar Mortgage Holdings Inc(d)
2,410,000	5.75%, 11/15/2031	2,360,765
1,220,000	7.13%, 02/01/2032	1,274,106
	OneMain Finance Corp
860,000	6.63%, 01/15/2028	875,639
2,630,000	5.38%, 11/15/2029	2,527,357
845,000	7.50%, 05/15/2031	869,819
1,010,000	7.13%, 11/15/2031	1,022,134
315,000	Pebblebrook Hotel LP / PEB Finance Corp REIT(d) 6.38%, 10/15/2029	317,084
660,000	PHH Mortgage Corp(d) 7.88%, 03/15/2026	663,362
3,580,000	PRA Group Inc(d) 8.88%, 01/31/2030	3,728,803
	RHP Hotel Properties LP / RHP Finance Corp REIT(d)
290,000	7.25%, 07/15/2028	303,450
1,905,000	6.50%, 04/01/2032	1,968,676
	Societe Generale SA(d)(f)
330,000	4.75%, Perpetual(c)	309,016
295,000	5.38%, Perpetual	252,954
		49,723,048
Industrial — 10.41%
460,000	Arcosa Inc(d) 6.88%, 08/15/2032	481,408
1,070,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(d) 4.00%, 09/01/2029	955,101
745,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(d) 4.13%, 08/15/2026	671,576
	Boeing Co
450,000	3.20%, 03/01/2029	416,531
765,000	6.39%, 05/01/2031(d)	813,453
2,175,000	5.71%, 05/01/2040	2,122,128
1,305,000	Boise Cascade Co(d) 4.88%, 07/01/2030	1,258,633
	Bombardier Inc(d)
385,000	7.88%, 04/15/2027	386,081
250,000	7.50%, 02/01/2029(c)	264,523
1,225,000	8.75%, 11/15/2030	1,345,141
330,000	7.25%, 07/01/2031	348,871
1,635,000	7.00%, 06/01/2032(c)	1,710,105

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	Builders FirstSource Inc(d)
$ 670,000	4.25%, 02/01/2032	$ 619,295
425,000	6.38%, 06/15/2032	440,564
1,545,000	6.38%, 03/01/2034	1,604,245
960,000	Camelot Return Merger Sub Inc(d) 8.75%, 08/01/2028	971,441
2,050,000	Cemex SAB de CV(f) 9.13%, Perpetual	2,236,131
	Chart Industries Inc(d)
700,000	7.50%, 01/01/2030	737,748
500,000	9.50%, 01/01/2031(c)	544,961
915,000	Clean Harbors Inc(d) 6.38%, 02/01/2031	937,342
	EMRLD Borrower LP / Emerald Co-Issuer Inc
255,000	EUR, 6.38%, 12/15/2030	297,745
1,715,000	6.63%, 12/15/2030(d)	1,768,328
1,085,000	Energizer Gamma Acquisition BV EUR, 3.50%, 06/30/2029	1,139,749
440,000	Energizer Holdings Inc(d) 4.38%, 03/31/2029	416,680
575,000	EquipmentShare.com Inc(d) 8.63%, 05/15/2032	603,231
	GFL Environmental Inc(d)
1,180,000	4.75%, 06/15/2029	1,151,041
265,000	6.75%, 01/15/2031	277,941
230,000	Graphic Packaging International LLC EUR, 2.63%, 02/01/2029	239,285
1,300,000	Great Lakes Dredge & Dock Corp(c)(d) 5.25%, 06/01/2029	1,208,421
3,180,000	Imola Merger Corp(d) 4.75%, 05/15/2029	3,102,968
3,445,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(d) 6.00%, 09/15/2028	3,415,789
1,255,000	Madison IAQ LLC(d) 4.13%, 06/30/2028	1,211,042
670,000	Manitowoc Co Inc(d) 9.25%, 10/01/2031	686,750
1,030,000	Mauser Packaging Solutions Holding Co(d) 7.88%, 04/15/2027	1,064,173
910,000	Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC(d) 6.75%, 04/01/2032	943,330
1,590,000	MIWD Holdco II LLC / MIWD Finance Corp(d) 5.50%, 02/01/2030	1,544,413
655,000	Owens Corning 3.50%, 02/15/2030	622,099
840,000	Owens-Brockway Glass Container Inc(c)(d) 7.25%, 05/15/2031	862,959
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 700,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc(d) 4.38%, 10/15/2028	$ 670,488
	Sensata Technologies BV(d)
935,000	4.00%, 04/15/2029	891,315
1,480,000	5.88%, 09/01/2030	1,485,874
820,000	Smyrna Ready Mix Concrete LLC(d) 8.88%, 11/15/2031	884,529
	Spirit AeroSystems Inc(d)
925,000	9.38%, 11/30/2029	1,003,488
1,485,000	9.75%, 11/15/2030	1,655,775
2,405,000	Standard Building Solutions Inc(d) 6.50%, 08/15/2032	2,490,267
	Standard Industries Inc(d)
225,000	4.38%, 07/15/2030	212,963
1,420,000	3.38%, 01/15/2031	1,264,992
	Terex Corp(d)
530,000	5.00%, 05/15/2029	517,308
720,000	6.25%, 10/15/2032	720,000
105,000	TK Elevator Midco GmbH EUR, 4.38%, 07/15/2027	115,906
	TransDigm Inc
1,415,000	5.50%, 11/15/2027	1,410,138
1,995,000	4.88%, 05/01/2029(c)	1,942,380
2,570,000	6.88%, 12/15/2030(d)	2,691,242
170,000	7.13%, 12/01/2031(d)	179,802
810,000	6.63%, 03/01/2032(d)	843,487
1,495,000	6.00%, 01/15/2033(d)	1,516,176
2,500,000	TTM Technologies Inc(d) 4.00%, 03/01/2029	2,368,877
1,685,000	Watco Cos LLC / Watco Finance Corp(d) 7.13%, 08/01/2032	1,756,228
	WESCO Distribution Inc(d)
205,000	6.38%, 03/15/2029	211,787
1,550,000	6.63%, 03/15/2032	1,614,483
365,000	Wrangler Holdco Corp(d) 6.63%, 04/01/2032	379,390
		66,248,117
Technology — 3.05%
910,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	857,941
	Cloud Software Group Inc(d)
3,195,000	6.50%, 03/31/2029	3,178,918
800,000	9.00%, 09/30/2029	814,088
1,215,000	Crowdstrike Holdings Inc 3.00%, 02/15/2029	1,124,544
1,835,000	Fortress Intermediate 3 Inc(c)(d) 7.50%, 06/01/2031	1,935,974
1,480,000	Gartner Inc(d) 3.75%, 10/01/2030	1,389,353
2,510,000	McAfee Corp(d) 7.38%, 02/15/2030	2,448,148

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 1,175,000	RingCentral Inc(d) 8.50%, 08/15/2030	$ 1,257,070
1,020,000	Rocket Software Inc(d) 6.50%, 02/15/2029	970,643
915,000	Seagate HDD Cayman 3.13%, 07/15/2029	824,864
1,265,000	Twilio Inc 3.88%, 03/15/2031	1,168,645
1,955,000	UKG Inc(d) 6.88%, 02/01/2031	2,020,103
1,545,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp(d) 3.88%, 02/01/2029	1,428,159
		19,418,450
Utilities — 1.69%
580,000	Calpine Corp(d) 5.00%, 02/01/2031	561,576
765,000	Electricite de France SA(d)(f) 9.13%, Perpetual	870,795
915,000	NRG Energy Inc(d)(f) 10.25%, Perpetual	1,032,087
185,000	Pacific Gas & Electric Co(h) 2.95%, 03/01/2026	180,554
	PG&E Corp
1,430,000	5.25%, 07/01/2030	1,420,271
780,000	7.38%, 03/15/2055	818,121
1,346,000	Vistra Corp(d)(f) 7.00%, Perpetual	1,374,002
	Vistra Operations Co LLC(d)
1,565,000	5.00%, 07/31/2027	1,557,354
2,165,000	7.75%, 10/15/2031	2,330,835
565,000	6.88%, 04/15/2032	594,339
		10,739,934
TOTAL CORPORATE BONDS AND NOTES — 66.64% (Cost $415,771,964)		$424,016,239
CONVERTIBLE BONDS
Communications — 3.53%
699,000	Airbnb Inc(j) 5.12%, 03/15/2026	650,402
708,000	Alibaba Group Holding Ltd(d) 0.50%, 06/01/2031	870,486
694,000	Booking Holdings Inc 0.75%, 05/01/2025	1,552,635
1,733,000	Cable One Inc(c) 1.13%, 03/15/2028	1,394,423
2,081,000	Etsy Inc(c) 0.25%, 06/15/2028	1,698,481
1,119,000	Fiverr International Ltd(j) 6.29%, 11/01/2025	1,047,494
1,189,000	JD.com Inc(d) 0.25%, 06/01/2029	1,356,649
1,639,000	Liberty Media Corp-Liberty Formula One 2.25%, 08/15/2027	1,802,135
Principal Amount(a)		Fair Value
Communications — (continued)
$ 1,846,000	Okta Inc(c) 0.38%, 06/15/2026	$ 1,701,203
388,000	Palo Alto Networks Inc 0.38%, 06/01/2025	1,333,168
2,140,000	Snap Inc(j) 6.55%, 05/01/2027	1,830,178
2,502,000	Uber Technologies Inc(d) 0.88%, 12/01/2028	3,132,504
1,947,000	Wayfair Inc(c) 3.25%, 09/15/2027	2,342,241
1,188,000	Zillow Group Inc 1.38%, 09/01/2026	1,747,548
		22,459,547
Consumer, Cyclical — 1.71%
713,000	Carnival Corp 5.75%, 12/01/2027	1,146,504
1,165,000	DraftKings Holdings Inc(j) 4.49%, 03/15/2028	1,008,307
1,243,000	Live Nation Entertainment Inc(c) 3.13%, 01/15/2029	1,528,565
1,094,000	Meritage Homes Corp(d) 1.75%, 05/15/2028	1,245,519
1,042,000	Patrick Industries Inc 1.75%, 12/01/2028	1,569,252
820,000	Rivian Automotive Inc 4.63%, 03/15/2029	738,513
447,000	Royal Caribbean Cruises Ltd 6.00%, 08/15/2025	1,597,801
1,507,000	Shake Shack Inc(j) 2.31%, 03/01/2028	1,396,836
694,000	Vail Resorts Inc(c)(j) 4.87%, 01/01/2026	654,095
		10,885,392
Consumer, Non-Cyclical — 3.64%
758,000	Alnylam Pharmaceuticals Inc 1.00%, 09/15/2027	886,102
924,000	Ascendis Pharma A/S 2.25%, 04/01/2028	1,073,788
1,224,000	BioMarin Pharmaceutical Inc(c) 1.25%, 05/15/2027	1,163,412
1,232,000	Block Inc(j) 5.37%, 05/01/2026	1,135,288
219,000	Bridgebio Pharma Inc 2.50%, 03/15/2027	225,330
1,095,000	Chefs' Warehouse Inc(c) 2.38%, 12/15/2028	1,281,097
1,415,000	Dexcom Inc(c) 0.38%, 05/15/2028	1,248,738
1,602,000	Exact Sciences Corp(d) 1.75%, 04/15/2031	1,620,176
908,000	Global Payments Inc(c)(d) 1.50%, 03/01/2031	867,140
1,092,000	Haemonetics Corp(d) 2.50%, 06/01/2029	1,095,822
1,336,000	Halozyme Therapeutics Inc 1.00%, 08/15/2028	1,586,500

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 557,000	Innoviva Inc 2.50%, 08/15/2025	$ 668,052
387,000	Insmed Inc 0.75%, 06/01/2028	887,778
625,000	Integer Holdings Corp 2.13%, 02/15/2028	985,313
808,000	Lantheus Holdings Inc 2.63%, 12/15/2027	1,254,016
742,000	Merit Medical Systems Inc(d) 3.00%, 02/01/2029	965,713
489,000	Mirum Pharmaceuticals Inc 4.00%, 05/01/2029	716,568
800,000	Repligen Corp(d) 1.00%, 12/15/2028	834,144
585,000	Sarepta Therapeutics Inc 1.25%, 09/15/2027	663,098
1,676,000	Shift4 Payments Inc 0.50%, 08/01/2027	1,722,928
1,186,000	Spectrum Brands Inc(d) 3.38%, 06/01/2029	1,227,797
579,000	TransMedics Group Inc 1.50%, 06/01/2028	1,067,444
		23,176,244
Energy — 0.20%
325,000	Nabors Industries Inc 1.75%, 06/15/2029	252,842
925,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	1,055,887
		1,308,729
Financial — 0.97%
419,000	Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25%, 06/15/2026	365,997
1,202,000	Coinbase Global Inc(d) 0.25%, 04/01/2030	1,087,209
233,000	Core Scientific Inc(d) 3.00%, 09/01/2029	320,425
1,174,000	Rexford Industrial Realty LP REIT(d) 4.13%, 03/15/2029	1,243,266
629	SoFi Technologies Inc(d)(j) 5.32%, 10/15/2026	567
	Welltower OP LLC REIT(d)
1,526,000	2.75%, 05/15/2028	2,102,961
905,000	3.13%, 07/15/2029	1,050,252
		6,170,677
Industrial — 1.22%
1,321,000	Axon Enterprise Inc 0.50%, 12/15/2027	2,369,213
846,000	Fluor Corp 1.13%, 08/15/2029	1,032,966
913,000	Itron Inc(d) 1.38%, 07/15/2030	967,780
396,000	Middleby Corp 1.00%, 09/01/2025	461,578
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 983,000	OSI Systems Inc(d) 2.25%, 08/01/2029	$ 1,021,745
1,457,000	Tetra Tech Inc(c) 2.25%, 08/15/2028	1,906,484
		7,759,766
Technology — 5.07%
850,000	Akamai Technologies Inc 0.38%, 09/01/2027	876,350
1,709,000	Bentley Systems Inc 0.38%, 07/01/2027	1,575,698
1,031,000	Box Inc(d) 1.50%, 09/15/2029	1,037,186
829,000	Cloudflare Inc(j) 4.39%, 08/15/2026	765,996
668,000	Confluent Inc(j) 5.64%, 01/15/2027	591,514
1,051,000	Evolent Health Inc(d) 3.50%, 12/01/2029	1,130,351
325,000	HubSpot Inc 0.38%, 06/01/2025	611,325
638,000	Impinj Inc 1.13%, 05/15/2027	1,275,298
728,000	Lumentum Holdings Inc 1.50%, 12/15/2029	844,967
1,293,000	Microchip Technology Inc(d) 0.75%, 06/01/2030	1,282,009
	MicroStrategy Inc(d)
854,000	0.63%, 03/15/2030	1,130,537
1,173,000	0.88%, 03/15/2031(c)	1,214,641
1,161,000	MKS Instruments Inc(d) 1.25%, 06/01/2030	1,156,937
1,156,000	Nutanix Inc 0.25%, 10/01/2027	1,378,530
2,402,000	ON Semiconductor Corp 0.50%, 03/01/2029	2,428,422
1,812,000	Parsons Corp(d) 2.63%, 03/01/2029	2,274,966
1,380,000	Progress Software Corp(c)(d) 3.50%, 03/01/2030	1,658,070
1,848,000	Seagate HDD Cayman 3.50%, 06/01/2028	2,652,804
1,052,000	Snowflake Inc(d)(j) (1.19%), 10/01/2027	1,090,924
1,715,000	Tyler Technologies Inc 0.25%, 03/15/2026	2,102,590
1,299,000	Unity Software Inc(j) 5.70%, 11/15/2026	1,158,708
596,000	Varonis Systems Inc(d) 1.00%, 09/15/2029	639,210
1,172,000	Vertex Inc(d) 0.75%, 05/01/2029	1,465,000
1,716,000	Wolfspeed Inc 1.88%, 12/01/2029	638,352
1,345,000	Workiva Inc 1.25%, 08/15/2028	1,269,545
		32,249,930

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — 1.29%
$ 1,409,000	CMS Energy Corp 3.38%, 05/01/2028	$ 1,509,039
839,000	NRG Energy Inc 2.75%, 06/01/2048	1,859,644
1,473,000	PG&E Corp(d) 4.25%, 12/01/2027	1,595,259
1,426,000	PPL Capital Funding Inc 2.88%, 03/15/2028	1,508,708
1,578,000	Southern Co(d) 4.50%, 06/15/2027	1,726,332
		8,198,982
TOTAL CONVERTIBLE BONDS — 17.63% (Cost $101,360,989)		$112,209,267
Shares
COMMON STOCK
Consumer, Cyclical — 0.21%
39,200	Viking Holdings Ltd(c)(k)	1,367,687
Energy — 0.08%
4,100	Exxon Mobil Corp	480,602
Industrial — 0.05%
8,430	GFL Environmental Inc	336,188
Technology — 0.09%
3,000	Guidewire Software Inc(k)	548,820
Utilities — 0.01%
338	Genon Energy Inc(i)(k)	56,481
TOTAL COMMON STOCK — 0.44% (Cost $2,267,939)		$2,789,778
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.11%
15,651	Albemarle Corp 7.25%	701,321
Shares		Fair Value
Financial — 0.53%
2,674	Bank of America Corp 7.25%	$ 3,404,029
Industrial — 0.07%
9,097	Chart Industries Inc 6.75%	456,942
Technology — 0.30%
31,399	Hewlett Packard Enterprise Co 7.63%	1,903,721
Utilities — 0.48%
64,406	NextEra Energy Inc 6.93%(c)	3,041,252
TOTAL CONVERTIBLE PREFERRED STOCK — 1.49% (Cost $8,972,081)		$9,507,265
PREFERRED STOCK
Financial — 0.48%
44,376	Apollo Global Management Inc	3,031,325
TOTAL PREFERRED STOCK — 0.48% (Cost $2,513,243)		$3,031,325
GOVERNMENT MONEY MARKET MUTUAL FUNDS
52,246,796	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 4.88%(m)	52,246,796
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 8.21% (Cost $52,246,796)		$52,246,796
TOTAL INVESTMENTS — 101.17% (Cost $623,930,233)		$643,748,497
OTHER ASSETS & LIABILITIES, NET — (1.17)%		$(7,413,866)
TOTAL NET ASSETS — 100.00%		$636,334,631

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2024.
(c)	All or a portion of the security is on loan as of September 30, 2024.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(e)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of September 30, 2024.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of September 30, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized (Depreciation)
BA	USD	1,073,317	EUR	962,200	12/18/2024	$(1,222)
GS	USD	107,326	EUR	96,400	12/18/2024	(329)
HSB	USD	132,748	EUR	118,900	12/18/2024	(34)
MS	USD	314,126	EUR	282,100	12/18/2024	(910)
MS	USD	138,561	GBP	105,200	12/18/2024	(2,049)
RBS	USD	1,711,341	EUR	1,537,400	12/18/2024	(5,554)
SSB	USD	3,068,992	EUR	2,757,300	12/18/2024	(10,230)
SSB	USD	896,053	GBP	680,400	12/18/2024	(13,363)
UBS	USD	495,178	EUR	444,800	12/18/2024	(1,553)
					Net Depreciation	$(35,244)
As of September 30, 2024, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Termination Date	Net Unrealized (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.HY.43(c)	USD	15,804	$1,151,321	$1,151,373	5.00%	12/20/2029	$(52)	3.29%	Quarterly	-
						Net Depreciation	$(52)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with high yield and investment grade credit ratings that trade in the credit default swap market.
Abbreviations
BA	Bank of America Corp
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.13%
$ 620,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	$ 610,322
Non-Agency — 13.20%
	1988 Ltd(a)(b)
	Series 2024-4A Class D
1,075,000	9.55%, 04/15/2037 3-mo. SOFR + 4.25%	1,100,611
	Series 2024-5A Class A1
1,325,000	6.87%, 07/15/2037 3-mo. SOFR + 1.54%	1,326,012
	Series 2024-5A Class D1
1,100,000	8.63%, 07/15/2037 3-mo. SOFR + 3.30%	1,100,564
358,484	AMMC XI Ltd(a)(b) Series 2012-11A Class A1R2 6.53%, 04/30/2031 3-mo. SOFR + 1.27%	358,793
3,591,177	Apidos XII(a)(b) Series 2013-12A Class ARR 6.38%, 04/15/2031 3-mo. SOFR + 1.08%	3,593,655
759,723	Apidos XV(a)(b) Series 2013-15A Class A1RR 6.55%, 04/20/2031 3-mo. SOFR + 1.27%	760,610
	Bain Capital Credit Ltd(a)(b)
	Series 2020-1A Class A1R
1,800,000	6.53%, 04/18/2033 3-mo. SOFR + 1.25%	1,801,368
	Series 2024-4A Class D1
900,000	7.97%, 10/23/2037 3-mo. SOFR + 3.10%	902,799
207,336	Bank of America Auto Trust(a) Series 2023-2A Class A2 5.85%, 08/17/2026	208,060
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,900,000	4.72%, 02/15/2029	1,914,285
	Series 2023-2 Class A
2,600,000	6.24%, 08/15/2028(b) 1-mo. SOFR + 0.90%	2,611,854
	Barings Ltd(a)(b)
	Series 2022-4A Class A
875,000	7.27%, 10/20/2034 3-mo. SOFR + 1.99%	875,000
	Series 2023-1A Class A
900,000	7.03%, 04/20/2036 3-mo. SOFR + 1.75%	904,085
	Series 2024-1A Class D
750,000	9.27%, 01/20/2037 3-mo. SOFR + 4.00%	765,854
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-4A Class B
$ 500,000	6.84%, 10/20/2037 3-mo. SOFR + 1.65%	$ 499,489
1,000,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	1,006,147
3,400,000	Cathedral Lake VI Ltd(a)(b) Series 2021-6A Class AN 6.80%, 04/25/2034 3-mo. SOFR + 1.51%	3,401,129
675,000	Citibank Credit Card Issuance Trust Series 2023-A1 Class A1 5.23%, 12/08/2027	682,224
2,000,000	Clover Ltd(a)(b) Series 2019-2A Class AR 6.65%, 10/25/2033 3-mo. SOFR + 1.36%	2,001,724
2,225,000	Diameter Capital Ltd(a)(b) Series 2024-7A Class A1A 6.81%, 07/20/2037 3-mo. SOFR + 1.48%	2,229,630
1,000,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	1,001,761
3,471,760	Dryden Ltd(a)(b) Series 2018-57A Class A 6.39%, 05/15/2031 3-mo. SOFR + 1.27%	3,470,638
675,000	Elmwood Ltd(a)(b) Series 2020-1A Class AR 6.78%, 04/18/2037 3-mo. SOFR + 1.46%	679,043
	Ford Credit Auto Owner Trust
	Series 2021-1 Class A
500,000	1.37%, 10/17/2033(a)	477,571
	Series 2023-C Class A2A
419,869	5.68%, 09/15/2026	421,171
	Series 2024-1 Class A
1,075,000	4.87%, 08/15/2036(a)(c)	1,097,601
2,376,606	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 6.56%, 04/20/2031 3-mo. SOFR + 1.28%	2,379,821
1,300,000	Generate Ltd(a)(b) Series 2024-15A Class A 6.87%, 07/20/2037 3-mo. SOFR + 1.57%	1,305,464
634,770	GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A2A 5.89%, 11/16/2026	637,435
2,650,000	Golub Capital Partners Ltd(a)(b) Series 2024-74A Class A 6.81%, 07/25/2037 3-mo. SOFR + 1.50%	2,657,258
	Halseypoint Ltd(a)(b)
	Series 2020-2A Class D1R
900,000	8.90%, 07/20/2037 3-mo. SOFR + 3.60%	900,887

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2023-7A Class A
$ 1,500,000	7.53%, 07/20/2036 3-mo. SOFR + 2.25%	$ 1,512,750
1,800,000	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	1,841,823
143,559	Hyundai Auto Receivables Trust Series 2023-A Class A2A 5.19%, 12/15/2025	143,588
1,900,000	Invesco Ltd(a)(b) Series 2021-2A Class A 6.68%, 07/15/2034 3-mo. SOFR + 1.38%	1,902,164
336,188	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 6.95%, 05/25/2054 1-mo. SOFR + 1.60%	338,541
238,477	Nissan Auto Receivables Owner Trust Series 2023-A Class A2A 5.34%, 02/17/2026	238,631
1,100,000	Oaktree Ltd(a)(b) Series 2019-A1 Class ARR 6.79%, 07/20/2037 3-mo. SOFR + 1.51%	1,100,772
1,525,000	OCP Ltd(a)(b) Series 2016-11A Class A1R2 6.70%, 04/26/2036 3-mo. SOFR + 1.42%	1,526,525
800,000	Park Blue Ltd(a)(b) Series 2022-1A Class A1 7.73%, 10/20/2034 3-mo. SOFR + 2.45%	801,615
800,000	RR LTD(a)(b) Series 2024-29RA Class A2R 7.00%, 07/15/2039 3-mo. SOFR + 1.70%	802,152
533,927	Santander Drive Auto Receivables Trust Series 2023-6 Class A2 6.08%, 05/17/2027	535,898
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 8.79%, 04/18/2031 3-mo. SOFR + 3.51%	234,111
117,362	Sunnova Hestia I Issuer LLC(a) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	121,006
2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 7.80%, 01/25/2034 3-mo. SOFR + 2.51%	1,983,646
2,366,542	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 6.68%, 01/20/2031 3-mo. SOFR + 1.40%	2,370,802
Principal Amount		Fair Value
Non-Agency — (continued)
$ 3,334,375	Voya Ltd(a)(b) Series 2016-1A Class A1R 6.61%, 01/20/2031 3-mo. SOFR + 1.33%	$ 3,335,912
267,965	World Omni Auto Receivables Trust Series 2023-B Class A2A 5.25%, 11/16/2026	268,071
		62,130,550
TOTAL ASSET-BACKED SECURITIES — 13.33% (Cost $62,570,990)		$62,740,872
CORPORATE BONDS AND NOTES
Basic Materials — 0.35%
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	214,743
400,000	Glencore Funding LLC(a) 1.63%, 04/27/2026	383,837
	Nucor Corp
175,000	3.95%, 05/23/2025	174,037
650,000	4.30%, 05/23/2027	654,650
250,000	Steel Dynamics Inc(d) 1.65%, 10/15/2027	231,205
		1,658,472
Communications — 1.96%
1,922,000	AT&T Inc 2.30%, 06/01/2027	1,835,388
415,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	414,321
68,000	Expedia Group Inc 2.95%, 03/15/2031	61,872
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	411,022
1,025,000	Meta Platforms Inc 3.50%, 08/15/2027	1,016,615
	Netflix Inc
205,000	4.88%, 04/15/2028	210,035
670,000	5.88%, 11/15/2028	713,998
	Prosus NV
380,000	3.26%, 01/19/2027(a)	366,642
590,000	3.68%, 01/21/2030	556,435
1,610,000	Rogers Communications Inc 3.20%, 03/15/2027	1,567,443
	T-Mobile USA Inc
1,190,000	3.75%, 04/15/2027	1,175,699
250,000	4.75%, 02/01/2028	250,249
230,000	3.38%, 04/15/2029	220,745
440,000	3.88%, 04/15/2030	427,887
		9,228,351

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — 1.42%
	AutoNation Inc
$ 345,000	4.50%, 10/01/2025	$ 343,604
125,000	1.95%, 08/01/2028	112,732
460,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	468,302
	General Motors Financial Co Inc
450,000	4.30%, 07/13/2025	448,175
825,000	1.25%, 01/08/2026	791,605
1,000,000	5.00%, 04/09/2027	1,011,053
290,000	Hyatt Hotels Corp 5.50%, 06/30/2034	296,376
310,000	Lennar Corp 4.75%, 11/29/2027	313,998
220,000	Lithia Motors Inc(a)(d) 4.38%, 01/15/2031	204,721
	Lowe's Cos Inc
425,000	1.70%, 09/15/2028	387,177
225,000	3.75%, 04/01/2032	214,709
	Marriott International Inc
500,000	5.00%, 10/15/2027	510,234
292,000	4.88%, 05/15/2029	297,764
215,000	Mattel Inc(a) 5.88%, 12/15/2027	216,652
215,000	Newell Brands Inc 4.88%, 06/01/2025	213,784
887,000	Warnermedia Holdings Inc 4.05%, 03/15/2029	840,286
		6,671,172
Consumer, Non-Cyclical — 4.59%
	AbbVie Inc
675,000	4.80%, 03/15/2029	694,681
661,000	3.20%, 11/21/2029	632,116
700,000	4.95%, 03/15/2031	727,854
110,000	Adventist Health System 2.95%, 03/01/2029	102,114
450,000	Alcon Finance Corp(a) 3.00%, 09/23/2029	424,187
	Amgen Inc
2,775,000	5.15%, 03/02/2028	2,857,446
630,000	5.25%, 03/02/2030	657,348
675,000	Banner Health 2.34%, 01/01/2030	615,783
655,000	BAT Capital Corp 6.00%, 02/20/2034	700,060
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	213,231
925,000	Becton Dickinson & Co 3.70%, 06/06/2027	913,402
	Bristol-Myers Squibb Co
685,000	4.90%, 02/22/2029	708,075
275,000	2.95%, 03/15/2032	250,671
327,000	Cardinal Health Inc 5.13%, 02/15/2029	336,348
235,000	Centene Corp 2.50%, 03/01/2031	201,990
	Constellation Brands Inc
925,000	3.70%, 12/06/2026	915,769
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 64,000	4.75%, 05/09/2032	$ 64,520
125,000	CSL Finance PLC(a) 3.85%, 04/27/2027	123,568
	CVS Health Corp
151,000	3.25%, 08/15/2029	142,647
225,000	1.88%, 02/28/2031	189,526
	GE HealthCare Technologies Inc
820,000	5.65%, 11/15/2027	853,161
144,000	5.86%, 03/15/2030	154,130
950,000	Haleon US Capital LLC 3.38%, 03/24/2027	933,182
200,000	HCA Inc 5.63%, 09/01/2028	207,648
175,000	Humana Inc 5.95%, 03/15/2034	187,284
580,000	J M Smucker Co 5.90%, 11/15/2028	617,658
230,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.75%, 12/01/2031	211,537
1,355,000	JDE Peet's NV(a) 1.38%, 01/15/2027	1,265,076
800,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	810,045
450,000	PayPal Holdings Inc 3.90%, 06/01/2027	450,037
595,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	606,482
225,000	Pilgrim's Pride Corp 4.25%, 04/15/2031	213,817
235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	227,788
255,000	Rush Obligated Group 3.92%, 11/15/2029	251,033
515,000	S&P Global Inc 4.25%, 05/01/2029	517,782
	Solventum Corp(a)
920,000	5.40%, 03/01/2029	946,508
460,000	5.60%, 03/23/2034	476,370
218,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	194,167
130,000	Sutter Health 2.29%, 08/15/2030	116,420
	UnitedHealth Group Inc
736,000	5.30%, 02/15/2030	776,111
100,000	4.20%, 05/15/2032	99,214
		21,586,786
Energy — 1.31%
354,000	Aker BP ASA(a) 2.00%, 07/15/2026	338,966
	Cheniere Energy Partners LP
220,000	4.50%, 10/01/2029	216,992
245,000	5.95%, 06/30/2033	259,246

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 745,000	Columbia Pipelines Operating Co LLC(a) 6.04%, 11/15/2033	$ 794,915
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	216,021
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	996,685
325,000	5.50%, 06/01/2027	333,311
1,050,000	MPLX LP 1.75%, 03/01/2026	1,011,170
150,000	Phillips 66 1.30%, 02/15/2026	144,107
930,000	Reliance Industries Ltd(a) 2.88%, 01/12/2032	821,805
292,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	292,269
710,000	Saudi Arabian Oil Co(a) 5.25%, 07/17/2034	730,097
		6,155,584
Financial — 3.44%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,175,000	2.45%, 10/29/2026	1,128,350
235,000	3.00%, 10/29/2028	221,990
250,000	3.30%, 01/30/2032	225,625
375,000	Air Lease Corp 2.88%, 01/15/2026	367,300
550,000	Ally Financial Inc 7.10%, 11/15/2027	583,068
325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	313,103
	Avolon Holdings Funding Ltd(a)
500,000	4.25%, 04/15/2026	494,828
295,000	6.38%, 05/04/2028	308,379
200,000	Banco Santander SA 2.75%, 12/03/2030	176,713
	Bank of America Corp
925,000	4.18%, 11/25/2027	923,127
804,000	5.20%, 04/25/2029	826,679
	Bank of New York Mellon Corp
75,000	4.60%, 07/26/2030	76,091
200,000	5.83%, 10/25/2033	216,633
	BNP Paribas SA(a)
975,000	3.38%, 01/09/2025	969,775
625,000	1.32%, 01/13/2027	598,763
950,000	BPCE SA(a) 1.65%, 10/06/2026	920,012
875,000	Citigroup Inc(b) 5.90%, 10/30/2024 1-day SOFR + 0.69%	875,407
950,000	Crown Castle Inc REIT 3.65%, 09/01/2027	931,272
375,000	Deutsche Bank AG 2.13%, 11/24/2026	363,144
411,000	Fifth Third Bancorp 4.77%, 07/28/2030	414,174
Principal Amount		Fair Value
Financial — (continued)
$ 224,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	$ 196,975
450,000	ING Groep NV 4.02%, 03/28/2028	446,707
300,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	274,850
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	224,923
	Morgan Stanley
589,000	5.16%, 04/20/2029	605,410
438,000	2.94%, 01/21/2033	391,242
230,000	MPT Operating Partnership LP / MPT Finance Corp REIT 3.50%, 03/15/2031	167,965
235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	220,965
165,000	Truist Financial Corp 6.05%, 06/08/2027	169,313
445,000	US Bancorp 5.78%, 06/12/2029	466,376
230,000	VICI Properties LP / VICI Note Co Inc REIT(a) 3.50%, 02/15/2025	228,067
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	1,868,610
		16,195,836
Industrial — 2.22%
215,000	AECOM 5.13%, 03/15/2027	215,934
235,000	Atkore Inc(a) 4.25%, 06/01/2031	214,831
300,000	Berry Global Inc 1.57%, 01/15/2026	288,681
	Boeing Co
801,000	6.30%, 05/01/2029(a)	842,722
268,000	5.15%, 05/01/2030	268,644
445,000	6.53%, 05/01/2034(a)	477,603
235,000	Hillenbrand Inc 3.75%, 03/01/2031	210,221
675,000	IDEX Corp 4.95%, 09/01/2029	690,329
150,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	153,151
1,190,000	Mexico City Airport Trust 3.88%, 04/30/2028	1,141,388
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	219,389
25,000	Nature Conservancy 1.30%, 07/01/2028	22,273
235,000	Owens Corning 3.50%, 02/15/2030	223,196
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
1,075,000	4.40%, 07/01/2027	1,075,387
367,000	5.25%, 07/01/2029	377,937

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 275,000	Republic Services Inc 4.88%, 04/01/2029	$ 282,686
920,000	RTX Corp 6.10%, 03/15/2034	1,015,660
661,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.70%, 07/25/2033	689,678
1,092,000	Vinci SA(a) 3.75%, 04/10/2029	1,062,655
	Waste Management Inc
200,000	1.15%, 03/15/2028	181,698
550,000	4.95%, 07/03/2031	572,440
200,000	4.15%, 04/15/2032	198,341
		10,424,844
Technology — 1.92%
	Broadcom Inc(a)
885,000	2.45%, 02/15/2031	784,266
340,000	4.15%, 04/15/2032	329,866
250,000	3.47%, 04/15/2034	225,124
688,000	3.14%, 11/15/2035	588,333
296,000	Constellation Software Inc(a) 5.16%, 02/16/2029	305,122
	Dell International LLC / EMC Corp
105,000	5.85%, 07/15/2025	105,801
625,000	6.02%, 06/15/2026	640,000
150,000	5.30%, 10/01/2029	156,236
25,000	6.20%, 07/15/2030	27,184
210,000	Fair Isaac Corp(a) 5.25%, 05/15/2026	209,968
644,000	HP Inc 4.00%, 04/15/2029	633,519
210,000	Intel Corp(d) 5.15%, 02/21/2034	212,176
	MSCI Inc(a)
585,000	4.00%, 11/15/2029	567,528
225,000	3.63%, 09/01/2030	211,408
105,000	NXP BV / NXP Funding LLC / NXP USA Inc 5.00%, 01/15/2033	106,254
	Oracle Corp
475,000	4.50%, 05/06/2028	480,845
104,000	2.95%, 04/01/2030	96,707
625,000	4.65%, 05/06/2030	637,329
1,000,000	6.25%, 11/09/2032	1,106,506
537,000	4.90%, 02/06/2033	546,942
400,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	394,845
	Workday Inc
250,000	3.50%, 04/01/2027	245,968
275,000	3.70%, 04/01/2029	268,525
175,000	3.80%, 04/01/2032	166,117
		9,046,569
Principal Amount		Fair Value
Utilities — 0.20%
$ 475,000	NiSource Inc 5.25%, 03/30/2028	$ 489,289
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	219,269
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	228,876
		937,434
TOTAL CORPORATE BONDS AND NOTES — 17.41% (Cost $83,027,165)		$81,905,048
FOREIGN GOVERNMENT BONDS AND NOTES
	African Export-Import Bank(a)
200,000	2.63%, 05/17/2026	190,976
200,000	3.80%, 05/17/2031	177,970
856,000	Romanian Government International Bond 3.00%, 02/14/2031	746,636
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.24% (Cost $1,281,959)		$1,115,582
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.07%
245,355	Angel Oak Mortgage Trust(a)(e) Series 2021-6 Class A1 1.46%, 09/25/2066	205,303
1,275,000	ARZ Trust(a) Series 2024-BILT Class A 5.77%, 06/11/2029	1,324,127
	BANK
	Series 2017-BNK5 Class A5
1,600,000	3.39%, 06/15/2060	1,553,595
	Series 2024-BNK47 Class A5
850,000	5.72%, 06/15/2057	919,215
825,000	BANK5 Series 2024-5YR7 Class A3 5.77%, 06/15/2057	863,252
	Barclays Commercial Mortgage Securities Trust
	Series 2018-TALL Class A
1,050,000	6.02%, 03/15/2037(a)(b) 1-mo. SOFR + 0.92%	992,250
	Series 2019-C3 Class C
564,000	4.18%, 05/15/2052	487,185
	Series 2024-C24 Class A5
550,000	5.42%, 02/15/2057	582,520
600,000	Benchmark Mortgage Trust Series 2020-B22 Class A5 1.97%, 01/15/2054	510,721
825,000	BLP Commercial Mortgage Trust(a)(b) Series 2024-IND2 Class A 6.44%, 03/15/2041 1-mo. SOFR + 1.34%	822,422

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	BMO Mortgage Trust
	Series 2023-C5 Class A5
$ 900,000	5.77%, 06/15/2056	$ 969,832
	Series 2024-5C4 Class A3
950,000	6.53%, 05/15/2057(e)	1,024,126
734,142	BRAVO Residential Funding Trust(a)(c) Series 2024-NQM1 Class A1 5.94%, 12/01/2063	742,022
	BX Trust(a)(b)
	Series 2021-ARIA Class C
525,000	6.86%, 10/15/2036 1-mo. SOFR + 1.76%	520,570
	Series 2024-BIO Class A
1,400,000	6.74%, 02/15/2041 1-mo. SOFR + 1.64%	1,393,000
	Series 2024-MDHS Class A
425,680	6.74%, 05/15/2041 1-mo. SOFR + 1.64%	426,212
	Series 2024-PAT Class A
325,000	7.19%, 03/15/2041 1-mo. SOFR + 2.09%	326,016
	Series 2024-WPT Class A
850,000	6.64%, 03/15/2034 1-mo. SOFR + 1.54%	846,813
	Series 2024-XL4 Class A
1,409,413	6.54%, 02/15/2039 1-mo. SOFR + 1.44%	1,409,414
	Series 2024-XL5 Class A
716,540	6.49%, 03/15/2041 1-mo. SOFR + 1.39%	716,583
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
175,000	6.00%, 02/25/2055	179,557
	Series 2024-3 Class A5A
300,000	5.50%, 02/25/2055	299,196
	Series 2024-3 Class A7
100,000	6.00%, 02/25/2055	102,070
1,325,000	COMM Mortgage Trust(a)(b) Series 2024-WCL1 Class A 6.92%, 06/15/2041 1-mo. SOFR + 1.84%	1,319,617
500,000	DC Trust(a)(e) Series 2024-HLTN Class A 5.93%, 04/13/2040	509,858
1,298,489	ELP Commercial Mortgage Trust(a)(b) Series 2021-ELP Class A 5.91%, 11/15/2038 1-mo. SOFR + 0.82%	1,287,938
650,000	GS Mortgage Securities Trust Series 2017-GS7 Class A4 3.43%, 08/10/2050	623,680
707,803	JPMorgan Chase Commercial Mortgage Securities Trust(a)(b) Series 2022-NLP Class B 6.20%, 04/15/2037 1-mo. SOFR + 1.11%	683,179
Principal Amount		Fair Value
Non-Agency — (continued)
	JPMorgan Mortgage Trust(a)(e)
	Series 2021-LTV2 Class A1
$ 709,476	2.52%, 05/25/2052	$ 595,621
	Series 2023-DSC1 Class A1
572,793	4.63%, 07/25/2063	561,429
	Series 2024-1 Class A2
1,291,658	6.00%, 06/25/2054	1,301,951
	Series 2024-2 Class A5A
250,000	6.00%, 08/25/2054	256,903
	Series 2024-4 Class A5A
475,000	6.00%, 10/25/2054	487,893
262,569	Ladder Capital Commercial Mortgage Trust(a)(b) Series 2021-FL2 Class A 6.41%, 12/13/2038 1-mo. SOFR + 1.31%	260,109
523,471	MF1 Ltd(a)(b) Series 2021-FL6 Class A 6.23%, 07/16/2036 1-mo. SOFR + 1.21%	520,036
	Morgan Stanley Capital I Trust(e)
	Series 2018-L1 Class AS
875,000	4.64%, 10/15/2051	861,466
	Series 2019-L3 Class B
550,000	3.77%, 11/15/2052	501,879
	Onslow Bay Financial LLC(a)
	Series 2022-J2 Class A1
569,036	3.50%, 08/25/2052(e)	516,527
	Series 2024-NQM1 Class A1
852,428	5.93%, 11/25/2063(c)	861,123
	Series 2024-NQM1 Class A2
87,428	6.25%, 11/25/2063(c)	88,356
	Series 2024-NQM2 Class A1
1,074,840	5.88%, 12/25/2063(c)	1,087,421
	Series 2024-NQM4 Class A1
962,339	6.07%, 01/25/2064(c)	976,840
400,000	Residential Mortgage Loan Trust(a)(e) Series 2019-2 Class B1 4.71%, 05/25/2059	394,414
675,000	SCG Mortgage Trust(a)(b) Series 2024-MSP Class A 6.84%, 04/15/2041 1-mo. SOFR + 1.74%	670,570
2,350,000	Starwood Trust(a)(b) Series 2021-FLWR Class A 5.79%, 07/15/2036 1-mo. SOFR + 0.69%	2,338,250
81,116	Verus Securitization Trust(a)(e) Series 2021-8 Class A1 1.82%, 11/25/2066	73,977
	Wells Fargo Commercial Mortgage Trust
	Series 2021-C59 Class A5
925,000	2.63%, 04/15/2054	814,623
	Series 2024-1CHI Class A
1,125,000	5.48%, 07/15/2035(a)(e)	1,133,021
	Series 2024-1CHI Class B
700,000	5.93%, 07/15/2035(a)(e)	704,850

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-C63 Class A5
$ 1,260,000	5.31%, 08/15/2057	$ 1,324,200
		37,971,732
U.S. Government Agency — 2.17%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
206,000	6.93%, 12/25/2041 1-mo. SOFR + 1.65%	207,475
	Series 2022-R05 Class 2M1
98,070	7.18%, 04/25/2042 1-mo. SOFR + 1.90%	98,659
	Series 2022-R05 Class 2M2
165,000	8.28%, 04/25/2042 1-mo. SOFR + 3.00%	170,363
	Series 2023-R03 Class 2M2
178,286	9.18%, 04/25/2043 1-mo. SOFR + 3.90%	191,005
	Series 2023-R08 Class 1B1
900,000	8.83%, 10/25/2043 1-mo. SOFR + 3.55%	942,626
	Series 2024-R01 Class 1B1
450,000	7.98%, 01/25/2044 1-mo. SOFR + 2.70%	457,698
	Series 2024-R01 Class 1M2
300,000	7.08%, 01/25/2044 1-mo. SOFR + 1.80%	303,256
	Series 2024-R02 Class 1M2
950,000	7.08%, 02/25/2044 1-mo. SOFR + 1.80%	955,059
	Series 2024-R03 Class 2B1
275,000	8.06%, 03/25/2044 1-mo. SOFR + 2.80%	278,361
	Series 2024-R03 Class 2M2
325,000	7.21%, 03/25/2044 1-mo. SOFR + 1.95%	327,372
	Series 2024-R04 Class 1M2
300,000	6.93%, 05/25/2044 1-mo. SOFR + 1.65%	301,121
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
81,448	6.93%, 01/25/2034 1-mo. SOFR + 1.65%	81,850
	Series 2022-HQA1 Class M1B
550,000	8.78%, 03/25/2042 1-mo. SOFR + 3.50%	576,744
	Series 2024-DNA2 Class M1
1,290,645	6.48%, 05/25/2044 1-mo. SOFR + 1.20%	1,290,493
	Series 2024-HQA1 Class A1
459,779	6.53%, 03/25/2044 1-mo. SOFR + 1.25%	459,627
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2024-HQA1 Class M1
$ 828,233	6.53%, 03/25/2044 1-mo. SOFR + 1.25%	$ 829,513
	Series 2024-HQA1 Class M2
350,000	7.28%, 03/25/2044 1-mo. SOFR + 2.00%	351,592
	Series 2024-HQA2 Class A1
2,380,000	6.53%, 08/25/2044 1-mo. SOFR + 1.25%	2,377,025
		10,199,839
TOTAL MORTGAGE-BACKED SECURITIES — 10.24% (Cost $48,108,899)		$48,171,571
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
6,956,172(f)	0.13%, 04/15/2026	6,762,834
11,361(f)	1.63%, 10/15/2027	11,436
37,676,198(f)	1.25%, 04/15/2028	37,320,102
16,717,606(f)	2.38%, 10/15/2028	17,362,537
14,693,916(f)	2.13%, 04/15/2029	15,101,855
4,126,787(f)	0.13%, 07/15/2030	3,837,264
7,627,880(f)	0.13%, 07/15/2031	6,977,961
13,315(f)	0.63%, 07/15/2032	12,467
18,172,039(f)	1.13%, 01/15/2033	17,532,860
50,938,083(f)	1.38%, 07/15/2033	50,209,656
44,655,674(f)	1.75%, 01/15/2034	45,152,649
22,132,330(f)	1.88%, 07/15/2034	22,673,821
3,346,983(f)	2.13%, 02/15/2040	3,492,223
15,810,280(f)	1.50%, 02/15/2053	14,289,615
3,381,972(f)	2.13%, 02/15/2054	3,516,318
	United States Treasury Note/Bond
2,340,000	3.75%, 05/31/2030	2,355,448
3,570,000	3.75%, 06/30/2030	3,593,428
4,160,000	3.63%, 09/30/2031	4,152,200
1,460,000	4.38%, 05/15/2034	1,529,122
19,000	4.25%, 08/15/2054	19,401
TOTAL U.S. TREASURY BONDS AND NOTES — 54.38% (Cost $250,047,334)		$255,903,197

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
404,640	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 4.88%(h)	$ 404,640
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.09% (Cost $404,640)		$404,640
TOTAL INVESTMENTS — 95.69% (Cost $445,440,987)		$450,240,910
OTHER ASSETS & LIABILITIES, NET — 4.31%		$20,302,925
TOTAL NET ASSETS — 100.00%		$470,543,835
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2024.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2024. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of September 30, 2024.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of September 30, 2024.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
As of September 30, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	167	USD	19,085	Dec 2024	$(30,224)
U.S. 2 Year Treasury Note Futures	396	USD	82,464	Dec 2024	202,671
U.S. 5 Year Treasury Note Futures	657	USD	72,193	Dec 2024	14,356
Short
U.S. 10 Year Ultra Treasury Note Futures	64	USD	7,571	Dec 2024	3,354
U.S. Long Bond Futures	143	USD	17,759	Dec 2024	67,843
U.S. Ultra Treasury Bond Futures	209	USD	27,817	Dec 2024	197,786
				Net Appreciation	$455,786
As of September 30, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Termination Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.75%	Annual	1-day SOFR	Annual	USD	2,080	12/18/2027	$32,059	$37,618	$(5,559)
3.80%	Annual	1-day SOFR	Annual	USD	17,800	04/13/2028	241,265	(36,579)	277,844
1-day SOFR	Annual	3.75%	Annual	USD	3,560	12/18/2031	(113,523)	(146,139)	32,616
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Termination Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.79%	Annual	1-day SOFR	Annual	USD	13,510	05/21/2034	$211,203	$72,904	$138,299
3.39%	Annual	1-day SOFR	Annual	USD	4,410	05/10/2038	(34,687)	(12,899)	(21,789)
1-day SOFR	Annual	2.56%	Annual	USD	4,270	05/11/2053	86,936	99,045	(12,108)
1-day SOFR	Annual	3.38%	Annual	USD	5,820	04/11/2054	(85,495)	(3,071)	(82,424)
1-day SOFR	Annual	3.34%	Annual	USD	8,500	05/20/2054	(106,869)	(33,952)	(72,917)
							$230,889	$(23,073)	$253,962
As of September 30, 2024, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Termination Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	3.97%	At Maturity	USD	56,710	03/10/2025	$127,872	$39,988	$87,593
CPI-U	At Maturity	1.72%	At Maturity	USD	21,200	09/23/2025	3,071,410	10,501	3,060,863
CPI-U	At Maturity	2.06%	At Maturity	USD	13,300	12/23/2025	1,639,375	—	1,639,392
CPI-U	At Maturity	3.39%	At Maturity	USD	42,100	06/23/2026	(481,947)	(114,973)	(366,876)
CPI-U	At Maturity	2.45%	At Maturity	USD	46,933	07/19/2028	33,440	185,950	(152,393)
							$4,390,150	$121,466	$4,268,579
Abbreviations
CPI-U	United States of America Consumer Price Index
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 12.68%
$ 295,670	ACHV ABS Trust(b) Series 2023-3PL Class B 7.17%, 08/19/2030	$ 296,700
498,376	ACM Auto Trust(b) Series 2023-2A Class A 7.97%, 06/20/2030	501,488
965,000	Adams Outdoor Advertising LP(b) Series 2023-1 Class A2 6.97%, 07/15/2053	1,025,039
	Affirm Asset Securitization Trust(b)
	Series 2023-B Class A
325,000	6.82%, 09/15/2028	331,645
	Series 2024-A Class 1D
100,000	6.89%, 02/15/2029	101,337
	Series 2024-A Class B
330,000	5.93%, 02/15/2029	336,504
	American Credit Acceptance Receivables Trust(b)
	Series 2022-1 Class D
173,551	2.46%, 03/13/2028	171,655
	Series 2022-1 Class E
1,260,000	3.64%, 03/13/2028	1,243,990
	Series 2022-4 Class C
52,060	7.86%, 02/15/2029	52,439
	Series 2023-4 Class D
500,000	7.65%, 09/12/2030	527,490
85,000	AmeriCredit Automobile Receivables Trust Series 2020-3 Class D 1.49%, 09/18/2026	83,342
	AMSR Trust(b)
	Series 2020-SFR2 Class D
540,000	3.28%, 07/17/2037	532,955
	Series 2021-SFR2 Class C
1,992,879	1.88%, 08/17/2038	1,881,863
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	492,828
1,384,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2023-1A Class A2 7.82%, 03/05/2053	1,448,603
	Aqua Finance Trust(b)
	Series 2019-A Class A
126,916	3.14%, 07/16/2040	122,928
	Series 2019-A Class C
693,844	4.01%, 07/16/2040	671,624
	Series 2021-A Class B
110,000	2.40%, 07/17/2046	94,951
1,737,600	Arbys Funding LLC(b) Series 2020-1A Class A2 3.24%, 07/30/2050	1,658,946
1,300,000	Arivo Acceptance Auto Loan Receivables Trust(b) Series 2022-1A Class B 4.77%, 06/15/2028	1,283,111
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 225,258	Ascent Education Funding Trust(b) Series 2024-A Class A 6.14%, 10/25/2050	$ 231,448
	Auxilior Term Funding LLC(b)
	Series 2023-1A Class D
770,000	7.27%, 12/16/2030	790,983
	Series 2024-1A Class B
1,282,000	5.69%, 07/15/2031	1,323,769
41,866	Avid Automobile Receivables Trust(b) Series 2023-1 Class A 6.63%, 07/15/2026	41,883
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	479,679
	Series 2020-2A Class C
145,000	4.25%, 02/20/2027	142,948
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	149,621
	Series 2023-3A Class A
385,000	5.44%, 02/22/2028	392,124
	Series 2023-8A Class C
110,000	7.34%, 02/20/2030	116,520
	Series 2024-1A Class C
100,000	6.48%, 06/20/2030	103,121
	BHG Securitization Trust(b)
	Series 2022-A Class B
615,000	2.70%, 02/20/2035	601,059
	Series 2023-B Class A
920,900	6.92%, 12/17/2036	959,600
	Series 2023-B Class B
385,000	7.45%, 12/17/2036	406,927
	Series 2024-1CON Class A
940,760	5.81%, 04/17/2035	961,945
	Series 2024-1CON Class B
195,000	6.49%, 04/17/2035	200,910
	Series 2024-1CON Class C
100,000	6.86%, 04/17/2035	103,374
455,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 6.58%, 10/22/2037 3-mo. SOFR + 1.40%	454,385
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
910,000	7.84%, 08/15/2029	967,279
	Series 2024-2 Class D
730,000	6.30%, 02/15/2030	754,163
315,788	Business Jet Securities LLC(b) Series 2024-2 Class D 6.20%, 05/15/2039	325,496

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 667,410	BXG Receivables Note Trust(b) Series 2023-A Class A 5.77%, 11/15/2038	$ 684,733
843,900	Cajun Global LLC(b) Series 2021-1 Class A2 3.93%, 11/20/2051	795,000
303,600	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	283,055
	CarMax Auto Owner Trust
	Series 2020-4 Class D
175,000	1.75%, 04/15/2027	173,672
	Series 2022-1 Class D
100,000	2.47%, 07/17/2028	96,633
	Series 2023-4 Class D
100,000	7.16%, 04/15/2030	105,873
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	102,603
1,113,000	CarNow Auto Receivables Trust(b) Series 2023-1A Class C 7.24%, 09/15/2026	1,114,480
	Carvana Auto Receivables Trust
	Series 2020-P1 Class C
1,320,000	1.32%, 11/09/2026	1,269,357
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	127,222
	Series 2023-N1 Class D
920,000	6.69%, 07/10/2029(b)	942,741
	Series 2023-N4 Class D
100,000	7.22%, 02/11/2030(b)	104,817
	Series 2024-N1 Class B
1,495,000	5.63%, 05/10/2030(b)	1,525,093
	Series 2024-N1 Class D
100,000	6.30%, 05/10/2030(b)	102,879
	Series 2024-N3 Class D
300,000	5.38%, 12/10/2030(b)	299,590
176,351	Castlelake Aircraft Securitization Trust(b) Series 2018-1 Class B 5.30%, 06/15/2043	141,082
617,988	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	623,715
251,425	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	233,485
133,520	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	121,726
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
62,109	2.92%, 07/25/2051	57,552
	Series 2021-C Class D
100,000	4.11%, 07/26/2055	92,601
	Series 2024-B Class A1A
1,176,560	5.69%, 08/25/2054	1,206,378
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-B Class B
$ 300,000	6.08%, 08/25/2054	$ 308,875
96,365	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	85,250
	CoreVest American Finance Trust(b)
	Series 2019-3 Class A
75,620	2.71%, 10/15/2052	74,641
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	134,601
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	215,769
	Series 2020-2 Class C
100,000	4.76%, 05/15/2052(d)	96,893
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	90,034
	Series 2021-2 Class C
205,000	2.48%, 07/15/2054	173,924
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	90,724
1,050,000	CPS Auto Receivables Trust(b) Series 2023-D Class C 7.17%, 01/15/2030	1,087,240
	Credit Acceptance Auto Loan Trust(b)
	Series 2021-3A Class C
219,157	1.63%, 09/16/2030	218,248
	Series 2024-1A Class A
928,000	5.68%, 03/15/2034	945,252
	Series 2024-1A Class C
170,000	6.71%, 07/17/2034	176,350
	Series 2024-2A Class C
235,000	6.70%, 10/16/2034	243,653
	Series 2024-3A Class C
215,000	5.39%, 01/16/2035	215,151
154,275	DB Master Finance LLC(b) Series 2017-1A Class A2II 4.03%, 11/20/2047	151,343
427,202	Dext LLC(b) Series 2020-1 Class D 7.21%, 02/15/2028	427,231
137,284	Diamond Resorts Owner Trust(b) Series 2021-1A Class B 2.05%, 11/21/2033	132,888
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
324,300	4.12%, 07/25/2047	318,462
	Series 2018-1A Class A2II
66,325	4.33%, 07/25/2048	65,500
	DT Auto Owner Trust(b)
	Series 2022-1A Class D
545,000	3.40%, 12/15/2027	537,319
	Series 2023-1A Class D
1,091,000	6.44%, 11/15/2028	1,115,046

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-3A Class C
$ 570,000	6.40%, 05/15/2029	$ 582,732
	Series 2023-3A Class D
325,000	7.12%, 05/15/2029	339,354
100,992	Education Funding Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	94,214
36,876	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	34,682
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
109,780	2.54%, 03/25/2044	101,670
	Series 2021-A Class B
63,817	2.09%, 12/26/2046(d)	53,725
320,462	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	323,126
	Exeter Automobile Receivables Trust
	Series 2022-2A Class D
100,000	4.56%, 07/17/2028	99,483
	Series 2022-6A Class C
110,000	6.32%, 05/15/2028	111,297
	Series 2023-2A Class D
205,000	6.32%, 08/15/2029	210,576
	Series 2023-3A Class D
1,180,000	6.68%, 04/16/2029	1,220,895
	Series 2023-5A Class D
655,000	7.13%, 02/15/2030	689,887
	Series 2024-5A Class D
300,000	5.06%, 02/18/2031	299,279
803,600	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 5.75%, 04/25/2051	666,946
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	195,574
	Series 2022-2A Class D
145,000	8.71%, 10/16/2028	153,800
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class B
270,000	1.74%, 08/17/2037	262,156
	Series 2020-SFR1 Class D
200,000	2.24%, 08/17/2037	194,181
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	97,356
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	747,195
	Series 2021-SFR1 Class D
505,000	2.19%, 08/17/2038	477,041
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	316,484
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	168,206
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR2 Class E2
$ 140,000	2.36%, 09/17/2038	$ 130,592
	Series 2022-SFR2 Class D
205,000	4.50%, 07/17/2039	199,995
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
13,334	2.86%, 12/15/2025	13,318
	Series 2019-4 Class D
107,350	3.12%, 01/15/2026	106,900
	Series 2020-1 Class D
282,377	2.48%, 03/16/2026	280,295
	Series 2020-4 Class D
240,000	2.18%, 02/16/2027	234,862
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	199,232
248,125	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	267,136
175,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	180,146
	Foundation Finance Trust(b)
	Series 2023-2A Class A
722,891	6.53%, 06/15/2049	744,476
	Series 2023-2A Class B
100,000	6.97%, 06/15/2049	103,629
230,000	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	227,019
	Freedom Financial Trust(b)
	Series 2021-2 Class C
874	1.94%, 06/19/2028	873
	Series 2021-3FP Class D
141,068	2.37%, 11/20/2028	138,938
	Series 2022-1FP Class D
145,794	3.35%, 03/19/2029	144,020
	Frontier Issuer LLC(b)
	Series 2023-1 Class A2
1,275,000	6.60%, 08/20/2053	1,310,355
	Series 2023-1 Class C
100,000	11.50%, 08/20/2053	108,033
	Series 2024-1 Class C
1,110,000	11.16%, 06/20/2054	1,272,617
	GLS Auto Receivables Issuer Trust(b)
	Series 2021-1A Class D
490,859	1.68%, 01/15/2027	484,640
	Series 2021-2A Class D
315,806	1.42%, 04/15/2027	309,197
	Series 2022-2A Class D
770,000	6.15%, 04/17/2028	780,343
	Series 2023-2A Class D
155,000	6.31%, 03/15/2029	159,028
	Series 2023-4A Class D
300,000	7.18%, 08/15/2029	316,371
	Series 2024-1A Class D
200,000	5.95%, 12/17/2029	205,490

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-2A Class C
$ 1,205,000	6.03%, 02/15/2030	$ 1,239,494
	Series 2024-2A Class D
230,000	6.19%, 02/15/2030	237,695
	Series 2024-3A Class C
1,300,000	5.21%, 02/18/2031	1,317,900
	GLS Auto Select Receivables Trust(b)
	Series 2023-1A Class B
900,000	6.09%, 03/15/2029	931,089
	Series 2023-2A Class A3
842,000	6.38%, 02/15/2029	872,552
	Series 2024-2A Class C
80,000	5.93%, 06/17/2030	82,768
1,515,000	GoldenTree Loan Management US Ltd(b)(c) Series 2021-9A Class AR 6.78%, 04/20/2037 3-mo. SOFR + 1.50%	1,523,608
1,487,525	Hardee's Funding LLC(b) Series 2024-1A Class A2 7.25%, 03/20/2054	1,537,348
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class C
791,000	2.63%, 06/25/2026	775,985
	Series 2022-1A Class D
655,000	4.85%, 06/25/2026	642,738
	Series 2023-1A Class D2
255,000	9.13%, 06/25/2027	257,274
395,000	Hertz Vehicle Financing LLC(b) Series 2022-4A Class D 6.56%, 09/25/2026	389,516
	Hilton Grand Vacations Trust(b)
	Series 2022-2A Class C
578,729	5.57%, 01/25/2037	580,503
	Series 2024-1B Class C
50,618	6.62%, 09/15/2039	51,568
	HIN Timeshare Trust(b)
	Series 2020-A Class C
308,510	3.42%, 10/09/2039	297,099
	Series 2024-A Class A
80,773	5.49%, 03/15/2043	82,505
	Home Partners of America Trust(b)
	Series 2019-1 Class D
152,436	3.41%, 09/17/2039	144,327
	Series 2019-2 Class D
123,640	3.12%, 10/19/2039	117,080
	Series 2021-1 Class E
84,330	2.58%, 09/17/2041	71,927
200,693	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	182,629
1,050,000	Hotwire Funding LLC(b) Series 2021-1 Class C 4.46%, 11/20/2051	982,935
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	HPEFS Equipment Trust(b)
	Series 2022-1A Class D
$ 165,000	2.40%, 11/20/2029	$ 162,272
	Series 2023-2A Class D
100,000	6.97%, 07/21/2031	103,236
289,500	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	284,238
636,193	Jersey Mike's Funding LLC(b) Series 2019-1A Class A2 4.43%, 02/15/2050	625,361
498,194	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	480,817
	LAD Auto Receivables Trust(b)
	Series 2022-1A Class A
490,670	5.21%, 06/15/2027	491,390
	Series 2023-1A Class D
1,100,000	7.30%, 06/17/2030	1,137,765
	Series 2023-2A Class D
710,000	6.30%, 02/15/2031	723,350
	Series 2023-4A Class C
1,244,000	6.76%, 03/15/2029	1,296,852
	Series 2023-4A Class D
75,000	7.37%, 04/15/2031	79,361
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	101,880
165,948	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	153,677
300,541	Lendbuzz Securitization Trust(b) Series 2022-1A Class A 4.22%, 05/17/2027	298,116
1,270,000	Libra Solutions LLC(b) Series 2024-1A Class A 5.88%, 09/30/2038	1,269,746
	MAPS Ltd(b)
	Series 2018-1A Class A
102,716	4.21%, 05/15/2043	101,437
	Series 2021-1A Class A
236,665	2.52%, 06/15/2046	220,565
	Mariner Finance Issuance Trust(b)
	Series 2020-AA Class A
39,619	2.19%, 08/21/2034	39,506
	Series 2024-AA Class D
100,000	6.77%, 09/22/2036	102,222
	Marlette Funding Trust(b)
	Series 2021-2A Class C
5,471	1.50%, 09/15/2031	5,463
	Series 2021-3A Class C
110,949	1.81%, 12/15/2031	109,241
	Series 2024-1A Class B
115,000	6.07%, 07/17/2034	117,353

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Merchants Fleet Funding LLC(b)
	Series 2023-1A Class A
$ 1,468,919	7.21%, 05/20/2036	$ 1,487,237
	Series 2023-1A Class D
220,000	8.20%, 05/20/2036	226,746
	Mercury Financial Credit Card Master Trust(b)
	Series 2023-1A Class A
1,375,000	8.04%, 09/20/2027	1,381,691
	Series 2024-2A Class A
725,000	6.56%, 07/20/2029	738,800
1,120,000	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	1,154,538
	Mission Lane Credit Card Master Trust(b)
	Series 2023-B Class A
330,000	7.69%, 11/15/2028	334,834
	Series 2024-A Class B
415,000	6.59%, 08/15/2029	419,490
676,629	Momnt Technologies Trust(b) Series 2023-1A Class A 6.92%, 03/20/2045	683,360
109,860	Mosaic Solar Loan Trust(b) Series 2024-1 Class B 6.25%, 09/20/2049	109,229
	MVW Owner Trust(b)
	Series 2019-1A Class C
12,956	3.33%, 11/20/2036	12,722
	Series 2021-2A Class C
269,701	2.23%, 05/20/2039	253,356
	Series 2024-1A Class A
1,241,759	5.32%, 02/20/2043	1,267,550
	Navient Private Education Refi Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	89,269
	Series 2020-HA Class A
27,189	1.31%, 01/15/2069	25,475
	Series 2021-A Class A
122,121	0.84%, 05/15/2069	110,964
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	82,858
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	187,652
245,000	Navient Student Loan Trust(b) Series 2023-BA Class B 7.23%, 03/15/2072	263,204
998,362	NBC Funding LLC(b) Series 2021-1 Class A2 2.99%, 07/30/2051	950,975
250,000	Nelnet Student Loan Trust(b) Series 2021-BA Class B 2.68%, 04/20/2062	216,380
	OneMain Financial Issuance Trust(b)
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	243,228
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-S1 Class D
$ 270,000	5.20%, 05/14/2035	$ 266,893
1,515,000	Oportun Issuance Trust(b) Series 2024-2 Class B 5.83%, 02/09/2032	1,523,701
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
920,000	6.92%, 07/15/2037 3-mo. SOFR + 1.60%	920,824
	Series 1A Class B1
650,000	7.47%, 07/15/2037 3-mo. SOFR + 2.15%	655,640
1,225,000	PEAC Solutions Receivables LLC(b) Series 2024-1A Class B 5.79%, 11/20/2030	1,261,730
246,517	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	252,837
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
514,350	3.86%, 12/05/2049	483,300
	Series 2022-1A Class A2II
97,500	4.01%, 12/05/2051	91,505
	Series 2024-1A Class A2I
1,140,000	5.77%, 06/05/2054	1,165,907
828,147	PowerPay Issuance Trust(b) Series 2024-1A Class A 6.53%, 02/18/2039	848,024
	Prestige Auto Receivables Trust(b)
	Series 2020-1A Class E
235,000	3.67%, 02/15/2028	233,911
	Series 2022-1A Class D
420,000	8.08%, 08/15/2028	435,510
	Series 2023-2A Class B
1,068,000	6.64%, 12/15/2027	1,091,637
	Series 2023-2A Class D
100,000	7.71%, 08/15/2029	105,603
	Progress Residential Trust(b)
	Series 2021-SFR2 Class E1
345,000	2.55%, 04/19/2038	332,474
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	120,012
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	100,719
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	94,612
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	94,471
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	137,517

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR5 Class E2
$ 100,000	2.36%, 07/17/2038	$ 94,520
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	176,150
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	94,959
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	185,644
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	89,276
	Series 2021-SFR9 Class E1
100,000	2.81%, 11/17/2040	91,688
	Series 2023-SFR2 Class B
100,000	4.50%, 10/17/2040	98,294
1,430,000	Purchasing Power Funding LLC(b) Series 2024-A Class B 6.43%, 08/15/2028	1,457,107
892,798	RCKT Mortgage Trust(b)(d) Series 2024-CES1 Class A1A 6.03%, 02/25/2044	902,593
	Reach ABS Trust(b)
	Series 2023-1A Class B
898,000	7.33%, 02/18/2031	911,373
	Series 2024-1A Class B
1,470,000	6.29%, 02/18/2031	1,498,772
355,000	Republic Finance Issuance Trust(b) Series 2024-A Class A 5.91%, 08/20/2032	360,677
1,765,000	Retained Vantage Data Centers Issuer LLC(b) Series 2024-1A Class A2 4.99%, 09/15/2049	1,765,000
378,837	Rockford Tower Ltd(b)(c) Series 2018-1A Class A 6.49%, 05/20/2031 3-mo. SOFR + 1.36%	379,422
795,000	Santander Drive Auto Receivables Trust Series 2024-3 Class D 5.97%, 10/15/2031	818,940
940,000	SBNA Auto Receivables Trust(b) Series 2024-A Class C 5.59%, 01/15/2030	965,996
	SCF Equipment Leasing LLC(b)
	Series 2022-1A Class D
135,000	3.79%, 11/20/2031	130,828
	Series 2022-2A Class C
210,000	6.50%, 08/20/2032	217,831
	Series 2024-1A Class C
100,000	5.82%, 09/20/2032	103,172
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-1A Class D
$ 100,000	6.58%, 06/21/2033	$ 103,192
400,000	SEB Funding LLC(b) Series 2024-1A Class A2 7.39%, 04/30/2054	414,218
135,350	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	129,670
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2021-1A Class C
18,145	1.79%, 11/20/2037	17,537
	Series 2023-2A Class B
600,522	6.28%, 04/20/2040	610,591
	Series 2023-2A Class C
52,677	7.30%, 04/20/2040	54,213
	Series 2023-3A Class C
165,577	7.12%, 09/20/2040	170,845
350,000	Signal Peak Ltd(b)(c) Series 2014-1A Class AR3 6.71%, 04/17/2034 3-mo. SOFR + 1.42%	350,206
	Slam Ltd(b)
	Series 2021-1A Class A
537,908	2.43%, 06/15/2046	495,820
	Series 2024-1A Class A
640,000	5.34%, 09/15/2049	638,276
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
46,954	3.50%, 09/15/2043	46,414
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	96,944
	Series 2019-B Class A2A
324,430	2.84%, 06/15/2037	315,125
	Series 2020-A Class A2A
44,498	2.23%, 09/15/2037	42,556
	Series 2021-A Class A2A2
109,407	5.94%, 01/15/2053(c) 1-mo. SOFR + 0.84%	108,158
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	171,671
	Series 2024-A Class B
173,000	5.88%, 03/15/2056	177,741
100,000	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	97,436
88,260	Stream Innovations Issuer Trust(b) Series 2024-1A Class A 6.27%, 07/15/2044	90,328
1,305,000	Subway Funding LLC(b) Series 2024-1A Class A2I 6.03%, 07/30/2054	1,333,741
368,696	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	298,517

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 610,193	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	$ 593,579
1,321,875	Taco Bell Funding LLC(b) Series 2016-1A Class A23 4.97%, 05/25/2046	1,323,770
261,775	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	234,797
96,250	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	97,589
458,569	Towd Point Mortgage Trust(b)(d) Series 2024-CES1 Class A1A 5.85%, 01/25/2064	463,292
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,055,000	6.47%, 11/15/2027(c) 1-day. SOFR + 1.40%	1,055,046
	Series 2024-1A Class B
200,000	7.29%, 11/15/2027	204,279
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,692,386
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	111,774
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	220,754
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	823,581
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	207,784
490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	467,405
1,300,000	TSC SPV Funding LLC(b) Series 2024-1A Class A2 6.29%, 08/20/2054	1,320,315
	United Auto Credit Securitization Trust(b)
	Series 2023-1 Class C
1,112,000	6.28%, 07/10/2028	1,113,272
	Series 2023-1 Class D
1,148,000	8.00%, 07/10/2028	1,162,683
752,965	US Bank NA(b) Series 2023-1 Class B 6.79%, 08/25/2032	764,153
1,300,000	USQ Rail III LLC(b) Series 2024-1A Class A 4.99%, 09/28/2054	1,299,610
1,220,000	Veros Auto Receivables Trust(b) Series 2024-1 Class C 7.57%, 12/15/2028	1,249,908
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	VFI ABS LLC(b)
	Series 2022-1A Class B
$ 665,743	3.04%, 07/24/2028	$ 663,203
	Series 2023-1A Class A
536,726	7.27%, 03/26/2029	543,836
100,000	VStrong Auto Receivables Trust(b) Series 2024-A Class B 5.77%, 07/15/2030	102,440
598,552	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	550,723
60,605	Wendy's Funding LLC(b) Series 2018-1A Class A2II 3.88%, 03/15/2048	58,806
910,328	Westgate Resorts LLC(b) Series 2024-1A Class A 6.06%, 01/20/2038	923,620
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class D
155,000	6.79%, 11/15/2028	160,279
	Series 2023-4A Class D
640,000	7.19%, 07/16/2029	669,542
	Series 2024-1A Class B
1,343,000	5.55%, 11/15/2027	1,362,382
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	204,269
418,523	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	445,309
700,000	Ziply Fiber Issuer LLC(b) Series 2024-1A Class A2 6.64%, 04/20/2054	721,174
TOTAL ASSET-BACKED SECURITIES — 12.68% (Cost $131,499,372)		$132,428,491
BANK LOANS
120,000	AAL Delaware Holdco Inc(c) 8.35%, 07/30/2031 1-mo. SOFR + 3.50%	120,375
	Acrisure LLC(c)
347,563	7.85%,02/16/2027 1-mo. SOFR + 3.00%	346,042
297,633	8.21%,11/06/2030 1-mo. SOFR + 3.37%	294,433
	Agiliti Health Inc(c)
565,000	8.20%,05/01/2030 1-mo. SOFR + 3.35%	549,462
562,161	8.33%,05/01/2030 3-mo. SOFR + 3.74%	546,701
154,613	Ahead DB Holdings LLC(c) 8.10%, 02/01/2031 3-mo. SOFR + 3.51%	154,613
299,250	Albion Financing 3 SARL(c) 9.83%, 08/16/2029 3-mo. SOFR + 5.23%	299,998

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 624	Amentum Government Services Holdings LLC(c) 9.21%, 01/31/2027 1-mo. SOFR + 4.36%	$ 623
583	Anchor Glass Container Corp(c) 7.91%, 12/07/2023 3-mo. SOFR + 3.32%	418
	Applied Systems Inc(c)
721,867	7.60%,02/24/2031 3-mo. SOFR + 3.01%	722,277
75,000	9.85%,02/23/2032 3-mo. SOFR + 5.26%	77,141
	Arcline FM Holdings LLC(c)
563,828	9.57%,06/23/2028 6-mo. SOFR + 5.31%	564,708
68,163	13.45%,06/17/2029 1-mo. SOFR + 8.60%	68,163
252,582	Arsenal AIC Parent LLC(c) 8.10%, 08/18/2030 1-mo. SOFR + 3.25%	252,266
559,924	Ascend Learning LLC(c) 8.45%, 12/11/2028 1-mo. SOFR + 3.60%	557,202
1,145,975	Asplundh Tree Expert LLC(c) 6.60%, 05/23/2031 1-mo. SOFR + 1.75%	1,146,332
225,000	AssuredPartners Inc(c) 8.60%, 02/15/2027 1-mo. SOFR + 3.75%	224,739
	Asurion LLC(c)
189,004	8.21%,12/23/2026 1-mo. SOFR + 3.36%	188,756
350,647	8.71%,07/31/2027 1-mo. SOFR + 3.36%	345,262
282,150	Bausch & Lomb Corp(c) 8.85%, 09/29/2028 1-mo. SOFR + 4.00%	281,445
243,775	BIFM US Finance LLC(c) 9.10%, 05/31/2028 1-mo. SOFR + 4.25%	244,537
	BMC Software(c)
159,200	9.36%,12/08/2028 1-mo. SOFR + 4.51%	158,354
340,000	9.01%,07/30/2031 3-mo. SOFR + 4.42%	339,029
298,000	Boost Newco Borrower LLC(c) 7.10%, 01/31/2031 3-mo. SOFR + 2.51%	297,787
430,965	BrightView Landscapes LLC(c) 7.75%, 04/20/2029 3-mo. SOFR + 3.16%	429,888
	Carnival Corp(c)
147,245	8.00%,08/08/2027 1-mo. SOFR + 3.15%	147,367
511,902	8.00%,10/18/2028 1-mo. SOFR + 3.15%	512,158
249,375	Cedar Fair LP(c) 6.85%, 05/01/2031 1-mo. SOFR + 2.00%	248,648
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 656,256	Central Parent LLC(c) 7.85%, 07/06/2029 3-mo. SOFR + 3.26%	$ 648,381
532,325	Century DE Buyer LLC(c) 9.26%, 10/30/2030 3-mo. SOFR + 4.66%	531,660
795,739	Chariot Buyer LLC(c) 8.20%, 11/03/2028 1-mo. SOFR + 3.35%	792,009
654,461	CHG Healthcare Services(c) 8.46%, 09/29/2028 1-mo. SOFR + 3.61%	654,298
205,000	CNT Holdings I Corp(c) 8.75%, 11/08/2027 3-mo. SOFR + 4.16%	205,313
700,802	Cogeco Communications Finance US LP(c) 8.10%, 09/18/2030 1-mo. SOFR + 3.25%	684,303
506,883	ConnectWise LLC(c) 9.10%, 09/29/2028 3-mo. SOFR + 4.50%	505,616
507,371	Cornerstone Building Brands Inc(c) 8.45%, 04/12/2028 1-mo. SOFR + 3.60%	496,227
457,700	Cotiviti Inc(c) 8.45%, 05/01/2031 1-mo. SOFR + 3.60%	456,747
600,000	Covia Holdings Corp(c) 9.58%, 07/31/2026 3-mo. SOFR + 4.99%	595,500
463,498	CPM Holdings Inc(c) 9.34%, 09/28/2028 1-mo. SOFR + 4.50%	438,932
240,000	Creative Artists Agency LLC(c) 7.86%, 09/12/2031 1-mo. SOFR + 3.02%	239,700
280,000	Crisis Prevention Institute Inc(c) 9.35%, 04/09/2031 3-mo. SOFR + 4.76%	280,117
955,151	CSC Holdings LLC(c) 9.60%, 01/18/2028 1-mo. SOFR + 4.75%	927,691
	Del Monte Foods Inc(c)
168,517	9.35%,08/02/2028 3-mo. SOFR + 4.75%	158,406
382,088	9.85%,08/02/2028 3-mo. SOFR + 5.25%	284,655
193,194	13.17%,08/02/2028 3-mo. SOFR + 8.57%	182,569
518,113	Delivery Hero SE(c) 10.10%, 12/12/2029 3-mo. SOFR + 5.51%	519,084
50,193	DG Investment Intermediate Holdings(c) 8.60%, 03/31/2028 1-mo. SOFR + 3.75%	49,957

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	DG Investment Intermediate Holdings 2 Inc(c)
$ 624,396	8.88%,03/18/2028 1-mo. SOFR + 4.03%	$ 590,054
429,521	10.00%,03/31/2028 1-mo. SOFR + 5.15%	428,268
722,416	DirecTV Financing LLC(c) 10.21%, 08/02/2029 1-mo. SOFR + 5.36%	708,771
563,587	DS Parent Inc(c) 10.10%, 01/31/2031 3-mo. SOFR + 5.51%	545,271
415,800	DXP Enterprises Inc(c) 10.16%, 10/11/2030 6-mo. SOFR + 5.91%	416,008
120,000	Dynamo US Bidco Inc(c) 8.86%, 09/25/2031 1-mo. SOFR + 4.01%	119,850
	Dynasty Acquisition Co Inc(c)
181,328	8.35%,08/24/2028 1-mo. SOFR + 3.51%	181,369
429,102	8.75%,08/24/2028 1-mo. SOFR + 3.90%	429,199
399,763	Eagle Broadband Investments LLC(c) 7.87%, 11/12/2027 3-mo. SOFR + 3.27%	398,464
506,680	ECL Entertainment LLC(c) 8.85%, 08/31/2030 1-mo. SOFR + 4.00%	507,736
467,644	EG America LLC(c) 10.62%, 02/07/2028 1-day SOFR + 5.66%	466,183
130,000	Endo Finance Holdings Inc(c) 9.78%, 04/09/2031 3-mo. SOFR + 5.19%	129,810
310,000	Ensemble RCM LLC(c) 8.25%, 08/01/2029 3-mo. SOFR + 3.66%	310,166
562,730	Entain Holdings Ltd(c) 7.86%, 03/29/2027 6-mo. SOFR + 3.61%	564,605
239,400	Entain PLC(c) 8.01%, 10/31/2029 6-mo. SOFR + 3.76%	239,325
633,837	Epicor Software Corp(c) 8.10%, 05/30/2031 1-mo. SOFR + 3.25%	633,937
537,850	Filtration Group Corp(c) 8.46%, 10/21/2028 1-mo. SOFR + 3.61%	537,648
627,675	First Brands Group LLC(c) 10.51%, 03/30/2027 3-mo. SOFR + 5.92%	620,614
217,563	Foundation Building Materials Inc(c) 9.25%, 01/29/2031 3-mo. SOFR + 4.66%	211,614
696,357	Freeport LNG Investments LLP(c) 9.04%, 12/21/2028 3-mo. SOFR + 4.45%	689,654
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 567,106	Gainwell Acquisition Corp(c) 8.70%, 10/01/2027 3-mo. SOFR + 4.11%	$ 538,042
557,157	Garda World Security Corp(c) 8.60%, 02/01/2029 1-mo. SOFR + 3.75%	556,461
	Generation Bridge Northeast LLC(c)
181,000	9.37%,08/07/2029 1-mo. SOFR + 4.52%	180,924
79,884	4.85%,08/22/2029 1-mo. SOFR + 0.00%	79,851
555,000	Global Medical Response Inc(c) 9.95%, 10/02/2028 1-mo. SOFR + 5.10%	551,254
623,389	Gloves Buyer Inc(c) 8.96%, 12/29/2027 1-mo. SOFR + 4.11%	620,272
240,000	Grant Thornton Advisors LLC(c) 8.10%, 06/02/2031 1-mo. SOFR + 3.25%	240,300
671,991	Gray Television Inc(c) 7.96%, 12/01/2028 1-mo. SOFR + 3.11%	618,441
1,060,000	Grifols Worldwide Operations USA Inc(c) 7.40%, 11/15/2027 3-mo. SOFR + 2.81%	1,028,200
140,000	Hamilton Projects Acquiror LLC(c) 8.60%, 05/31/2031 1-mo. SOFR + 3.75%	140,853
774,150	Hertz Corp(c) 8.61%, 06/30/2028 1-mo. SOFR + 3.76%	691,736
44,769	Hilton Grand Vacations(c) 7.35%, 08/02/2028 1-mo. SOFR + 2.50%	44,445
1,869,440	Hilton Grand Vacations Borrower LLC(c) 7.10%, 01/17/2031 1-mo. SOFR + 2.25%	1,853,472
773,969	Hilton Worldwide Finance LLC(c) 6.60%, 11/08/2030 1-mo. SOFR + 1.76%	772,808
203,466	HUB International Ltd(c) 8.26%, 06/20/2030 3-mo. SOFR + 3.66%	203,121
466,430	Hunter Douglas Holding BV(c) 8.57%, 02/26/2029 3-mo. SOFR + 3.98%	462,099
599,866	Hunter Holdco 3 Ltd(c) 8.95%, 08/19/2028 3-mo. SOFR + 4.36%	595,367
468,385	Husky Injection Molding Systems Ltd(c) 10.33%, 02/15/2029 3-mo. SOFR + 5.73%	465,750

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Icon Parent Inc(c)
$ 225,000	8.11%,09/12/2031 1-mo. SOFR + 3.27%	$ 223,219
165,000	8.15%,09/13/2032 10 yr. SOFR ICE Swap Rate + 4.84%	165,275
519,831	INEOS Finance PLC(c) 8.10%, 02/18/2030 1-mo. SOFR + 3.25%	516,257
471,389	Infinite Bidco LLC(c) 9.26%, 03/02/2028 3-mo. SOFR + 4.67%	455,480
731,182	Innophos Holdings Inc(c) 0.11%, 02/05/2027 1-mo. SOFR + 0.00%	733,193
1,046,571	ION Trading Finance Ltd(c) 9.02%, 04/01/2028 3-mo. SOFR + 4.42%	1,046,134
295,095	J & J Ventures Gaming LLC(c) 8.96%, 04/26/2028 1-mo. SOFR + 4.11%	294,199
536,597	Klockner Pentaplast of America Inc(c) 9.72%, 02/12/2026 6-mo. SOFR + 5.47%	503,059
623,073	Kronos Acquisition Holdings Inc(c) 9.31%, 07/08/2031 3-mo. SOFR + 4.72%	584,521
594,412	KUEHG Corp(c) 9.10%, 06/12/2030 3-mo. SOFR + 4.51%	595,815
	LBM Acquisition LLC(c)
180,000	8.60%,05/30/2031 1-mo. SOFR + 3.75%	176,300
563,587	8.97%,05/30/2031 1-mo. SOFR + 4.12%	559,713
	LifePoint Health Inc(c)
555,000	8.85%,05/14/2031 1-mo. SOFR + 4.00%	553,057
94,763	8.96%,05/19/2031 1-mo. SOFR + 4.12%	94,718
49,875	Light & Wonder International Inc(c) 7.33%, 04/14/2029 1-mo. SOFR + 2.49%	49,688
454,708	LSF11 A5 Holdco LLC(c) 8.46%, 10/15/2028 1-mo. SOFR + 3.61%	4,547
279,300	Lummus Technology Holdings V LLC(c) 8.46%, 12/31/2029 1-mo. SOFR + 3.61%	279,882
1,423	Madison IAQ LLC(c) 4.96%, 06/21/2028 1-day SOFR + 0.00%	1,421
195,000	Madison Safety & Flow LLC(c) 8.21%, 09/19/2031 1-mo. SOFR + 3.37%	195,122
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 381,521	McGraw-Hill Education Inc(c) 8.60%, 08/01/2031 3-mo. SOFR + 4.01%	$ 382,892
699,733	Medallion Midland Acquisition LLC(c) 8.31%, 10/18/2028 3-mo. SOFR + 3.72%	699,733
666,709	Medline Borrower LP(c) 7.60%, 10/23/2028 1-mo. SOFR + 2.75%	666,709
445,706	MH Sub I LLC(c) 9.10%, 05/03/2028 1-mo. SOFR + 4.25%	442,456
130,000	Modivcare Inc(c) 9.34%, 07/01/2031 3-mo. SOFR + 4.75%	122,525
250,000	Mosel Bidco SE(c) 9.10%, 09/16/2030 3-mo. SOFR + 4.51%	250,938
522,378	Motion Finco LLC(c) 8.10%, 11/12/2029 3-mo. SOFR + 3.51%	502,136
462,491	NAB Holdings LLC(c) 7.35%, 11/23/2028 3-mo. SOFR + 2.76%	460,921
543,152	Naked Juice LLC(c) 7.95%, 01/24/2029 3-mo. SOFR + 3.36%	443,280
470,013	NCR Atleos LLC(c) 10.10%, 03/27/2029 3-mo. SOFR + 5.51%	472,363
551,742	Neptune Bidco US Inc(c) 10.40%, 04/11/2029 3-mo. SOFR + 5.81%	516,913
225,000	NGP XI Midstream Holdings LLC(c) 8.60%, 07/25/2031 3-mo. SOFR + 4.01%	224,578
387,075	Nouryon Finance BV(c) 8.63%, 04/03/2028 3-mo. SOFR + 4.04%	386,914
	Numericable US LLC(c)
630,214	8.26%,07/31/2025 3-mo. SOFR + 3.67%	591,455
149,242	9.25%,01/31/2026 3-mo. SOFR + 4.66%	126,856
793,298	Omnia Partners LLC(c) 8.53%, 07/25/2030 3-mo. SOFR + 3.94%	794,951
521,075	Ontario Gaming GTA Ltd(c) 8.89%, 08/01/2030 3-mo. SOFR + 4.30%	520,261
411,473	Oryx Midstream Services Permian Basin LLC(c) 8.23%, 10/05/2028 1-mo. SOFR + 3.38%	411,436
411,416	Osmosis Buyer Ltd(c) 8.70%, 07/31/2028 1-mo. SOFR + 3.85%	410,762
857,863	Packaging Coordinators Midco Inc(c) 8.10%, 11/30/2027 1-mo. SOFR + 3.25%	856,254

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 744,076	PAI Holdco Inc(c) 9.26%, 10/28/2027 3-mo. SOFR + 4.67%	$ 681,449
471,046	Pegasus Bidco BV(c) 8.87%, 07/12/2029 3-mo. SOFR + 4.28%	471,046
507,781	Peraton Corp(c) 8.70%, 02/01/2028 1-mo. SOFR + 3.85%	487,576
565,000	Petco Health & Wellness Co Inc(c) 8.12%, 03/03/2028 3-mo. SOFR + 3.52%	536,358
204,488	Planet US Buyer LLC(c) 8.60%, 02/07/2031 3-mo. SOFR + 4.01%	204,679
535,000	Playa Resorts Holding(c) 7.60%, 01/05/2029 1-mo. SOFR + 2.76%	531,062
468,367	Project Ruby Ultimate Parent Corp(c) 8.61%, 03/10/2028 1-mo. SOFR + 3.77%	467,447
386,164	Proofpoint Inc(c) 7.85%, 08/31/2028 1-mo. SOFR + 3.00%	385,896
526,400	Radiology Partners Inc(c) 8.88%, 01/31/2029 3-mo. SOFR + 4.29%	514,556
283,046	RealPage Inc(c) 7.96%, 04/24/2028 1-mo. SOFR + 3.11%	274,555
	Resideo Funding Inc(c)
171,586	6.86%,02/11/2028 1-mo. SOFR + 2.01%	171,586
1,162,250	7.30%,06/13/2031 3-mo. SOFR + 2.71%	1,165,156
678,291	Rocket Software Inc(c) 9.60%, 11/28/2028 1-mo. SOFR + 4.75%	678,386
170,000	Ryan Specialty Group LLC(c) 7.10%, 09/13/2031 1-mo. SOFR + 2.25%	169,575
458,773	SBA Communications Corp(c) 6.61%, 01/27/2031 1-mo. SOFR + 1.76%	458,773
457,700	SBA Senior Finance II LLC(c) 6.85%, 01/25/2031 1-mo. SOFR + 2.00%	457,596
551,427	Sigma Bidco BV(c) 9.45%, 01/03/2028 1-day SOFR + 4.49%	548,808
382,481	Sophia LP(c) 8.45%, 10/09/2029 1-mo. SOFR + 3.60%	383,301
536,124	Southern Veterinary Partners LLC(c) 8.00%, 10/05/2027 6-mo. SOFR + 3.74%	535,453
595,034	Spin Holdco Inc(c) 9.26%, 03/04/2028 3-mo. SOFR + 4.66%	518,175
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 764	St. George's University Scholastic Services LLC(c) 7.54%, 02/12/2029 1-mo. SOFR + 2.69%	$ 761
1,175,733	Star Parent Inc(c) 9.08%, 09/27/2030 3-mo. SOFR + 4.49%	1,141,478
441,687	Star US Bidco LLC(c) 8.60%, 03/17/2027 1-mo. SOFR + 3.75%	443,343
1,393,912	Summit Materials LLC(c) 7.05%, 01/12/2029 3-mo. SOFR + 2.46%	1,398,144
910,163	Terrier Media Buyer Inc(c) 8.20%, 12/17/2026 3-mo. SOFR + 3.61%	796,848
280,000	Thunder Generation Funding LLC(c) 7.85%, 09/26/2031 1-mo. SOFR + 3.01%	279,650
202,953	TMF Sapphire Bidco BV(c) 8.81%, 05/03/2028 3-mo. SOFR + 4.22%	203,375
	TransDigm Inc(c)
264,269	7.10%,02/28/2031 3-mo. SOFR + 2.51%	263,128
94,763	8.10%,02/28/2031 1-mo. SOFR + 3.25%	94,736
2,140,401	TransUnion Intermediate Holdings Inc(c) 6.60%, 06/05/2031 1-mo. SOFR + 1.75%	2,136,536
515,150	Traverse Midstream Partners LLC(c) 9.58%, 02/06/2028 1-mo. SOFR + 4.73%	515,472
470,670	TricorBraun Inc(c) 8.21%, 03/03/2028 1-mo. SOFR + 3.36%	461,060
734,971	Trugreen LP(c) 9.35%, 11/02/2027 1-mo. SOFR + 4.50%	709,247
630,000	Truist Insurance Holdings LLC(c) 7.85%, 05/06/2031 3-mo. SOFR + 3.26%	628,162
675	Uber Technologies Inc(c) 7.95%, 03/03/2030 1-mo. SOFR + 3.10%	675
467,578	UKG Inc(c) 8.55%, 02/10/2031 3-mo. SOFR + 3.96%	467,578
359,100	Univision Communications Inc(c) 8.46%, 01/31/2029 1-mo. SOFR + 3.61%	349,674
370,069	Upstream Newco Inc(c) 9.76%, 11/20/2026 3-mo. SOFR + 5.17%	319,581
	USALCO LLC(c)
32,250	9.08%,09/16/2031 1-mo. SOFR + 4.24%	32,170

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 313,016	9.08%,09/17/2031 1-mo. SOFR + 4.24%	$ 312,234
350,000	Varsity Brands Inc(c) 8.82%, 08/26/2031 3-mo. SOFR + 4.23%	347,438
885,237	Viant Medical Holdings Inc(c) 8.71%, 07/02/2025 1-mo. SOFR + 3.86%	883,024
530,091	Viasat Inc(c) 9.35%, 03/02/2029 1-mo. SOFR + 4.50%	483,929
560,000	Waterbridge NDB Operating LLC(c) 9.60%, 05/10/2029 3-mo. SOFR + 5.01%	558,600
2,446	WestJet Loyalty LP(c) 3.38%, 12/11/2026 3-mo. SOFR + 0.00%	2,423
410,000	White Cap Buyer LLC(c) 8.10%, 10/19/2029 1-mo. SOFR + 3.25%	406,506
768,471	WIN Waste Innovations Holdings Inc(c) 7.71%, 03/24/2028 1-mo. SOFR + 2.86%	730,154
1,152,112	Wyndham Hotels & Resorts Inc(c) 6.60%, 05/24/2030 1-mo. SOFR + 1.75%	1,150,749
TOTAL BANK LOANS — 7.39% (Cost $78,102,285)		$77,215,872
CORPORATE BONDS AND NOTES
Basic Materials — 2.31%
	Anglo American Capital PLC(b)
620,000	2.63%, 09/10/2030	551,822
245,000	5.50%, 05/02/2033	251,856
	ArcelorMittal SA
330,000	6.80%, 11/29/2032(e)	368,119
590,000	6.75%, 03/01/2041	647,435
525,000	Ashland Inc(b) 3.38%, 09/01/2031	466,082
1,180,000	ASP Unifrax Holdings Inc(b) 5.25%, 09/30/2028	588,669
715,000	Bayport Polymers LLC(b) 5.14%, 04/14/2032	692,128
200,000	Braskem Netherlands Finance BV(b) 5.88%, 01/31/2050	156,663
	Celanese US Holdings LLC
260,000	6.33%, 07/15/2029	275,711
290,000	6.55%, 11/15/2030	312,588
160,000	6.38%, 07/15/2032	171,059
1,150,000	6.70%, 11/15/2033(e)	1,258,176
850,000	Corp Nacional del Cobre de Chile(b) 5.95%, 01/08/2034	894,316
	First Quantum Minerals Ltd(b)
230,000	6.88%, 10/15/2027	227,399
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 1,465,000	9.38%, 03/01/2029	$ 1,552,818
740,000	FMG Resources August 2006 Pty Ltd(b) 5.88%, 04/15/2030	749,504
	Glencore Funding LLC(b)
1,025,000	6.13%, 10/06/2028	1,086,032
1,495,000	4.88%, 03/12/2029	1,515,482
115,000	2.50%, 09/01/2030	103,101
1,225,000	6.38%, 10/06/2030	1,331,641
1,705,000	5.70%, 05/08/2033	1,792,042
3,795,000	6.50%, 10/06/2033	4,186,585
455,000	5.63%, 04/04/2034	474,846
1,290,000	Illuminate Buyer LLC / Illuminate Holdings IV Inc(b) 9.00%, 07/01/2028	1,304,192
885,000	INEOS Quattro Finance 2 PLC(b)(e) 9.63%, 03/15/2029	945,912
151,000	NOVA Chemicals Corp(b) 5.00%, 05/01/2025	150,036
215,000	Steel Dynamics Inc 5.38%, 08/15/2034	221,895
785,000	Taseko Mines Ltd(b) 8.25%, 05/01/2030	823,839
1,075,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	1,009,837
		24,109,785
Communications — 5.15%
1,525,000	Altice Financing SA(b) 5.00%, 01/15/2028	1,289,991
410,000	Altice France Holding SA(b) 6.00%, 02/15/2028	126,618
	Altice France SA(b)
200,000	5.13%, 01/15/2029	140,466
820,000	5.13%, 07/15/2029	576,639
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
60,000	5.38%, 06/01/2029	57,822
983,000	4.75%, 03/01/2030	904,199
554,000	4.50%, 08/15/2030	502,189
465,000	4.25%, 02/01/2031	410,004
1,260,000	4.75%, 02/01/2032	1,110,410
870,000	4.25%, 01/15/2034	713,626
	Charter Communications Operating LLC / Charter Communications Operating Capital
450,000	2.80%, 04/01/2031	385,088
90,000	2.30%, 02/01/2032	72,499
115,000	4.40%, 04/01/2033	105,210
765,000	5.13%, 07/01/2049	614,747
2,220,000	4.80%, 03/01/2050	1,699,568
695,000	4.40%, 12/01/2061	472,752
870,000	3.95%, 06/30/2062	537,244
1,100,000	CMG Media Corp(b) 8.88%, 12/15/2027	643,500
500,000	CommScope LLC(b) 7.13%, 07/01/2028	414,588

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	CommScope Technologies LLC(b)
$ 1,120,000	6.00%, 06/15/2025	$ 1,083,600
175,000	5.00%, 03/15/2027	146,201
	CSC Holdings LLC(b)
480,000	5.38%, 02/01/2028	404,336
2,760,000	7.50%, 04/01/2028	1,844,934
760,000	11.75%, 01/31/2029	734,609
200,000	4.13%, 12/01/2030	145,751
2,435,000	4.63%, 12/01/2030	1,235,746
1,925,000	3.38%, 02/15/2031	1,364,921
400,000	4.50%, 11/15/2031	291,197
	DISH DBS Corp
380,000	5.88%, 11/15/2024	377,800
923,000	7.75%, 07/01/2026	800,982
2,330,000	5.25%, 12/01/2026(b)	2,153,207
1,290,000	5.75%, 12/01/2028(b)	1,127,100
1,385,000	5.13%, 06/01/2029	929,233
	Expedia Group Inc
990,000	3.25%, 02/15/2030	933,548
1,450,000	2.95%, 03/15/2031	1,319,323
600,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	562,962
1,190,000	Gray Television Inc(b)(e) 7.00%, 05/15/2027	1,169,654
935,000	iHeartCommunications Inc(b) 5.25%, 08/15/2027	638,076
755,000	ION Trading Technologies SARL(b) 9.50%, 05/30/2029	772,870
	Level 3 Financing Inc(b)
88,580	4.63%, 09/15/2027	83,192
567,000	3.63%, 01/15/2029	395,483
1,065,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	669,697
1,225,000	Motorola Solutions Inc 5.40%, 04/15/2034	1,278,430
	Netflix Inc
300,000	EUR, 3.63%, 05/15/2027	340,697
1,485,000	5.38%, 11/15/2029(b)	1,562,414
1,215,000	4.88%, 06/15/2030(b)	1,253,560
135,000	4.90%, 08/15/2034	139,636
	Paramount Global
1,445,000	6.88%, 04/30/2036	1,464,195
1,705,000	4.38%, 03/15/2043	1,261,471
455,000	5.85%, 09/01/2043	396,813
400,000	SoftBank Group Corp 4.63%, 07/06/2028	383,949
	Sprint Capital Corp
70,000	6.88%, 11/15/2028	76,427
1,355,000	8.75%, 03/15/2032	1,680,092
349,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	115,802
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	31,739
235,000	5.50%, 09/01/2041	203,761
2,290,000	4.50%, 09/15/2042	1,754,756
Principal Amount(a)		Fair Value
Communications — (continued)
	T-Mobile USA Inc
$ 745,000	3.38%, 04/15/2029	$ 715,021
755,000	3.88%, 04/15/2030	734,215
2,350,000	3.50%, 04/15/2031	2,211,250
195,000	2.70%, 03/15/2032	171,995
1,085,000	5.75%, 01/15/2034	1,165,160
595,000	4.70%, 01/15/2035	592,914
	Uber Technologies Inc
595,000	8.00%, 11/01/2026(b)	596,032
600,000	7.50%, 09/15/2027(b)	611,422
3,560,000	4.50%, 08/15/2029(b)	3,529,418
455,000	4.80%, 09/15/2034	454,370
1,173,000	Viasat Inc(b) 5.63%, 09/15/2025	1,156,638
10,000	Wayfair LLC(b) 7.25%, 10/31/2029	10,245
		53,854,004
Consumer, Cyclical — 3.98%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
120,000	3.88%, 01/15/2028	115,312
210,000	4.38%, 01/15/2028	204,018
235,000	6.13%, 06/15/2029	241,758
230,000	5.63%, 09/15/2029	233,323
575,000	4.00%, 10/15/2030	530,231
1,200,596	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	1,197,594
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	404,592
	American Airlines Pass Through Trust
	Series 2017-2 Class B
202,582	3.70%, 10/15/2025	199,628
	Series 2016-3 Class B
608,475	3.75%, 10/15/2025	599,133
975,000	Aptiv PLC / Aptiv Global Financing Designated Activity Co(e) 6.88%, 12/15/2054	985,245
1,350,000	Ashton Woods USA LLC / Ashton Woods Finance Co(b) 4.63%, 04/01/2030	1,293,422
1,260,000	Aston Martin Capital Holdings Ltd(b) 10.00%, 03/31/2029	1,236,411
140,000	AutoNation Inc 4.75%, 06/01/2030	139,340
1,000	BlueLinx Holdings Inc(b) 6.00%, 11/15/2029	958
405,000	BorgWarner Inc(e) 5.40%, 08/15/2034	413,510
	British Airways Pass Through Trust(b)
	Series 2019-1 Class A
167,514	3.35%, 06/15/2029	157,815

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Series 2021-1 Class A
$ 637,118	2.90%, 03/15/2035	$ 565,128
	Carnival Corp(b)
610,000	7.63%, 03/01/2026	615,645
745,000	5.75%, 03/01/2027	754,501
5,000	4.00%, 08/01/2028	4,829
445,000	6.00%, 05/01/2029(e)	450,874
130,000	7.00%, 08/15/2029	138,150
210,000	Choice Hotels International Inc 5.85%, 08/01/2034	216,564
477,000	Clarios Global LP / Clarios US Finance Co(b) 8.50%, 05/15/2027	478,553
520,000	Daimler Truck Finance North America LLC(b) 5.50%, 09/20/2033	543,465
676,291	Delta Air Lines Pass Through Trust Series 2015-1 Class AA 3.63%, 07/30/2027	655,122
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,110,094
675,000	DR Horton Inc 5.00%, 10/15/2034	684,386
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	186,336
	Ferrellgas LP / Ferrellgas Finance Corp(b)
429,000	5.38%, 04/01/2026	428,003
702,000	5.88%, 04/01/2029	656,924
620,000	Ford Motor Credit Co LLC 7.35%, 03/06/2030	671,434
	General Motors Financial Co Inc
90,000	3.10%, 01/12/2032	78,711
1,280,000	6.40%, 01/09/2033	1,364,890
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	481,555
140,000	3.63%, 02/15/2032	126,479
105,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b) 4.88%, 07/01/2031	95,303
350,000	Home Depot Inc 4.95%, 06/25/2034	363,869
1,415,000	LBM Acquisition LLC(b) 6.25%, 01/15/2029	1,338,034
	Light & Wonder International Inc(b)
1,490,000	7.00%, 05/15/2028	1,503,046
15,000	7.25%, 11/15/2029	15,519
395,000	7.50%, 09/01/2031	414,308
520,000	Marriott International Inc 5.30%, 05/15/2034	535,825
255,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	239,873
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,234,000	Melco Resorts Finance Ltd(b) 5.38%, 12/04/2029	$ 1,152,778
771,000	Meritage Homes Corp(b) 3.88%, 04/15/2029	736,834
680,000	Merlin Entertainments Group US Holdings Inc(b) 7.38%, 02/15/2031	682,649
	NCL Corp Ltd(b)
650,000	5.88%, 03/15/2026	650,040
350,000	5.88%, 02/15/2027	351,238
680,000	8.13%, 01/15/2029	727,055
140,000	NCL Finance Ltd(b)(e) 6.13%, 03/15/2028	142,800
894,000	Newell Brands Inc(e) 6.63%, 09/15/2029	905,128
480,000	Nissan Motor Acceptance Co LLC(b) 7.05%, 09/15/2028	508,511
655,000	Ontario Gaming GTA LP / OTG Co-Issuer Inc(b) 8.00%, 08/01/2030	680,693
700,000	PetSmart Inc / PetSmart Finance Corp(b) 7.75%, 02/15/2029	691,016
	Royal Caribbean Cruises Ltd(b)
50,000	4.25%, 07/01/2026	49,436
1,580,000	5.50%, 04/01/2028	1,600,033
720,000	5.63%, 09/30/2031	729,450
410,000	6.25%, 03/15/2032	425,309
1,555,000	6.00%, 02/01/2033	1,594,161
170,000	Tapestry Inc 3.05%, 03/15/2032	145,524
	Travel + Leisure Co
50,000	6.00%, 04/01/2027	50,622
655,000	4.50%, 12/01/2029(b)(e)	620,725
340,000	4.63%, 03/01/2030(b)	318,102
245,000	4.63%, 03/01/2030	229,221
	United Airlines Pass Through Trust
	Series 2023-1 Class A
1,466,485	5.80%, 01/15/2036	1,539,088
	Series 2024-1 Class PTT
95,000	5.45%, 02/15/2037	98,866
1,325,000	VistaJet Malta Finance PLC / Vista Management Holding Inc(b)(e) 9.50%, 06/01/2028	1,295,039
430,000	Windsor Holdings III LLC(b) 8.50%, 06/15/2030	459,962
	Yum! Brands Inc
955,000	3.63%, 03/15/2031	881,879
255,000	4.63%, 01/31/2032	244,110
	ZF North America Capital Inc(b)
340,000	6.88%, 04/14/2028	343,201
190,000	7.13%, 04/14/2030	196,948
345,000	6.75%, 04/23/2030	347,939
525,000	6.88%, 04/23/2032	526,850
		41,594,917

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 5.29%
$ 1,279,000	Adani Ports & Special Economic Zone Ltd(b) 4.38%, 07/03/2029	$ 1,209,327
	Ashtead Capital Inc(b)
1,080,000	5.50%, 08/11/2032	1,104,914
220,000	5.55%, 05/30/2033	225,140
1,400,000	5.95%, 10/15/2033	1,474,570
685,000	5.80%, 04/15/2034	715,851
650,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	661,790
	BAT Capital Corp
686,000	7.75%, 10/19/2032	811,665
290,000	4.39%, 08/15/2037	263,782
10,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	10,575
1,135,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	888,138
	Block Inc
350,000	3.50%, 06/01/2031	319,148
480,000	6.50%, 05/15/2032(b)	499,833
852,000	Boost Newco Borrower LLC(b) 7.50%, 01/15/2031	914,236
910,000	Catalent Pharma Solutions Inc(b) 3.50%, 04/01/2030	895,126
	Centene Corp
40,000	2.45%, 07/15/2028	36,837
1,845,000	4.63%, 12/15/2029	1,805,484
545,000	3.38%, 02/15/2030	502,227
720,000	3.00%, 10/15/2030	644,563
680,000	2.50%, 03/01/2031	584,481
	CHS / Community Health Systems Inc(b)
330,000	5.25%, 05/15/2030	303,701
886,000	4.75%, 02/15/2031	778,836
700,000	Cimpress PLC(b) 7.38%, 09/15/2032	705,670
805,000	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(b) 6.63%, 07/15/2030	836,424
1,450,000	DENTSPLY SIRONA Inc 3.25%, 06/01/2030	1,331,836
240,000	DP World Ltd(b) 6.85%, 07/02/2037	273,180
635,000	Endo Finance Holdings Inc(b) 8.50%, 04/15/2031	680,423
595,000	ERAC USA Finance LLC(b) 4.90%, 05/01/2033	606,552
	Global Payments Inc
220,000	5.30%, 08/15/2029	226,140
255,000	2.90%, 05/15/2030	232,259
315,000	2.90%, 11/15/2031	277,257
775,000	5.40%, 08/15/2032(e)	795,493
705,000	Grifols SA(b)(e) 4.75%, 10/15/2028	660,352
	HCA Inc
2,715,000	5.50%, 06/01/2033	2,819,334
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,200,000	5.60%, 04/01/2034	$ 1,250,457
580,000	5.45%, 09/15/2034	596,785
171,000	6.00%, 04/01/2054	180,678
1,023,000	Herbalife Nutrition Ltd / HLF Financing Inc(b) 7.88%, 09/01/2025	1,019,203
1,325,000	Hertz Corp(b)(e) 4.63%, 12/01/2026	1,043,989
395,000	HLF Financing SARL LLC / Herbalife International Inc(b) 4.88%, 06/01/2029	248,526
330,000	Hologic Inc(b) 3.25%, 02/15/2029	307,427
200,000	Icon Investments Six Designated Activity Co 6.00%, 05/08/2034	212,771
	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL
260,000	3.00%, 02/02/2029	241,941
825,000	3.75%, 12/01/2031	758,774
145,000	6.75%, 03/15/2034(b)	160,645
	Kronos Acquisition Holdings Inc(b)
755,000	8.25%, 06/30/2031	757,831
970,000	10.75%, 06/30/2032	915,912
	LifePoint Health Inc(b)
1,165,000	9.88%, 08/15/2030	1,282,670
365,000	10.00%, 06/01/2032	401,269
760,000	Medline Borrower LP(b) 5.25%, 10/01/2029	745,699
830,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	855,175
510,000	Minerva Luxembourg SA(b) 8.88%, 09/13/2033	556,085
	Molina Healthcare Inc(b)
435,000	4.38%, 06/15/2028	422,895
550,000	3.88%, 05/15/2032	502,990
565,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	575,903
	Pilgrim's Pride Corp
185,000	4.25%, 04/15/2031	175,805
840,000	3.50%, 03/01/2032	745,835
995,000	6.25%, 07/01/2033	1,055,656
	Post Holdings Inc(b)
355,000	4.50%, 09/15/2031	331,644
430,000	6.25%, 02/15/2032	442,774
565,000	6.38%, 03/01/2033	574,220
1,325,000	Prime Healthcare Services Inc(b) 9.38%, 09/01/2029	1,366,716
685,000	Prime Security Services Borrower LLC / Prime Finance Inc(b) 6.25%, 01/15/2028	685,184
720,000	Quest Diagnostics Inc 6.40%, 11/30/2033	804,708

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 340,000	S&P Global Inc 5.25%, 09/15/2033	$ 360,453
200,000	Sigma Holdco BV(b) 7.88%, 05/15/2026	198,855
985,000	Smith & Nephew PLC 5.40%, 03/20/2034	1,024,344
545,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	488,479
	Teva Pharmaceutical Finance Netherlands II BV
465,000	EUR, 7.38%, 09/15/2029	581,024
395,000	EUR, 7.88%, 09/15/2031	521,022
	Teva Pharmaceutical Finance Netherlands III BV
1,080,000	3.15%, 10/01/2026	1,038,103
210,000	4.75%, 05/09/2027	207,041
385,000	5.13%, 05/09/2029(e)	381,871
605,000	7.88%, 09/15/2029	668,387
890,000	8.13%, 09/15/2031	1,020,389
3,220,000	4.10%, 10/01/2046	2,393,606
215,000	TriNet Group Inc(b) 3.50%, 03/01/2029	199,710
405,000	Triton Water Holdings Inc(b) 6.25%, 04/01/2029	404,557
1,120,000	United Rentals North America Inc(b) 6.13%, 03/15/2034	1,157,461
	Universal Health Services Inc
1,182,000	2.65%, 01/15/2032	1,017,176
265,000	5.05%, 10/15/2034	260,128
		55,237,917
Energy — 7.65%
1,030,000	Adnoc Murban Rsc Ltd(b) 4.50%, 09/11/2034	1,019,127
80,000	Aethon United BR LP / Aethon United Finance Corp(b) 7.50%, 10/01/2029	81,060
	Aker BP ASA(b)
730,000	4.00%, 01/15/2031	693,128
380,000	3.10%, 07/15/2031	338,687
330,000	6.00%, 06/13/2033	345,859
1,675,000	5.13%, 10/01/2034	1,655,112
640,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 8.63%, 06/15/2029	680,091
489,821	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	484,472
657,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(b) 5.75%, 01/15/2028	658,016
950,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 8.25%, 12/31/2028	973,250
1,485,000	BP Capital Markets PLC(e)(f) 4.88%, Perpetual	1,468,892
Principal Amount(a)		Fair Value
Energy — (continued)
	Cheniere Energy Partners LP
$ 110,000	4.50%, 10/01/2029	$ 108,496
1,980,000	4.00%, 03/01/2031	1,873,849
285,000	3.25%, 01/31/2032	254,852
530,000	5.95%, 06/30/2033	560,817
590,000	CITGO Petroleum Corp(b) 7.00%, 06/15/2025	589,626
	Civitas Resources Inc(b)
175,000	8.63%, 11/01/2030	185,408
445,000	8.75%, 07/01/2031	471,049
	Columbia Pipelines Operating Co LLC(b)
715,000	6.04%, 11/15/2033	762,905
105,000	6.71%, 08/15/2063	120,038
	Continental Resources Inc
100,000	4.38%, 01/15/2028	98,566
3,575,000	5.75%, 01/15/2031(b)	3,657,652
2,230,000	2.88%, 04/01/2032(b)	1,883,601
	Coronado Finance Pty Ltd(b)
644,000	10.75%, 05/15/2026	669,936
680,000	9.25%, 10/01/2029	698,744
284,000	CrownRock LP / CrownRock Finance Inc(b)(e) 5.00%, 05/01/2029	287,346
925,000	CVR Energy Inc(b) 8.50%, 01/15/2029	935,033
840,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	905,916
800,000	DT Midstream Inc(b) 4.13%, 06/15/2029	765,233
	Ecopetrol SA
423,000	4.63%, 11/02/2031	363,150
190,000	8.88%, 01/13/2033	203,747
540,000	8.38%, 01/19/2036	552,150
415,000	Enbridge Inc 8.50%, 01/15/2084	464,177
85,000	Encino Acquisition Partners Holdings LLC(b) 8.75%, 05/01/2031	89,397
	Energian Israel Finance Ltd(b)
360,000	5.38%, 03/30/2028	323,672
470,000	5.88%, 03/30/2031	401,991
	Energy Transfer LP
928,000	6.50%, Perpetual(f)	925,780
875,000	5.75%, 02/15/2033	915,127
1,700,000	6.55%, 12/01/2033	1,876,822
170,000	5.55%, 05/15/2034	176,020
750,000	5.60%, 09/01/2034	779,190
205,000	EnLink Midstream LLC(b) 6.50%, 09/01/2030	221,029
	EQM Midstream Partners LP(b)
270,000	7.50%, 06/01/2027	277,901
235,000	6.38%, 04/01/2029	242,642
	EQT Corp
635,000	7.00%, 02/01/2030	693,303
505,000	3.63%, 05/15/2031(b)	463,522

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,385,000	Flex Intermediate Holdco LLC(b) 3.36%, 06/30/2031	$ 1,213,617
1,195,000	Genesis Energy LP / Genesis Energy Finance Corp 8.88%, 04/15/2030	1,256,216
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	72,551
315,000	Greensaif Pipelines Bidco SARL(b) 6.13%, 02/23/2038	333,560
130,000	Gulfport Energy Corp(b) 6.75%, 09/01/2029	131,520
740,000	Helix Energy Solutions Group Inc(b) 9.75%, 03/01/2029	793,544
1,870,000	Helmerich & Payne Inc(b) 5.50%, 12/01/2034	1,821,529
395,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	377,165
578,000	Hilcorp Energy I LP / Hilcorp Finance Co(b) 6.00%, 02/01/2031	561,074
1,120,000	International Petroleum Corp(b) 7.25%, 02/01/2027	1,087,565
311,000	KazMunayGas National Co JSC(b) 6.38%, 10/24/2048	308,966
870,000	Kraken Oil & Gas Partners LLC(b) 7.63%, 08/15/2029	868,830
	Leviathan Bond Ltd(b)
255,000	6.13%, 06/30/2025	250,673
210,000	6.50%, 06/30/2027	198,782
235,000	6.75%, 06/30/2030	213,850
770,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.00%, 08/01/2026	766,323
110,000	Matador Resources Co(b) 6.88%, 04/15/2028	111,880
1,315,000	Nabors Industries Inc(b) 7.38%, 05/15/2027	1,317,930
	NGL Energy Operating LLC / NGL Energy Finance Corp(b)
155,000	8.13%, 02/15/2029	158,929
255,000	8.38%, 02/15/2032	262,792
240,000	Noble Finance II LLC(b) 8.00%, 04/15/2030	247,631
	Occidental Petroleum Corp
10,000	5.55%, 03/15/2026	10,114
735,000	8.88%, 07/15/2030(e)	866,988
245,000	6.63%, 09/01/2030	264,319
1,363,000	6.13%, 01/01/2031	1,438,344
230,000	7.50%, 05/01/2031	261,350
135,000	5.55%, 10/01/2034	137,050
	Ovintiv Inc
90,000	8.13%, 09/15/2030	104,527
Principal Amount(a)		Fair Value
Energy — (continued)
$ 20,000	7.20%, 11/01/2031	$ 22,327
80,000	7.38%, 11/01/2031	90,259
680,000	6.50%, 08/15/2034	734,161
600,000	6.63%, 08/15/2037	643,768
30,000	6.50%, 02/01/2038	32,148
1,140,000	Permian Resources Operating LLC(b) 6.25%, 02/01/2033	1,158,394
2,300,000	Pertamina Persero PT(b) 2.30%, 02/09/2031	2,001,000
1,800,000	Petroleos de Venezuela SA(b)(g) 6.00%, 05/16/2024	170,082
	Petroleos Mexicanos
1,360,000	6.50%, 03/13/2027	1,333,647
225,000	6.50%, 01/23/2029	212,616
1,151,000	6.70%, 02/16/2032	1,031,919
585,000	7.69%, 01/23/2050	457,037
837,000	Petronas Capital Ltd(b) 3.50%, 04/21/2030	802,998
	Plains All American Pipeline LP / PAA Finance Corp
495,000	3.55%, 12/15/2029	470,820
780,000	3.80%, 09/15/2030	743,403
830,000	5.70%, 09/15/2034	862,510
840,000	QatarEnergy(b) 2.25%, 07/12/2031	738,620
500,000	Sanchez Energy Corp(g)(h) 0.00%, 02/15/2024	8,125
1,275,000	Saudi Arabian Oil Co(b) 5.25%, 07/17/2034	1,311,090
839,000	Sempra Infrastructure Partners LP(b) 3.25%, 01/15/2032	716,169
790,000	South Bow Canadian Infrastructure Holdings Ltd(b) 7.50%, 03/01/2055	829,986
445,000	South Bow USA Infrastructure Holdings LLC(b) 5.58%, 10/01/2034	449,281
	Targa Resources Corp
725,000	6.13%, 03/15/2033	778,027
1,610,000	6.50%, 03/30/2034	1,779,433
70,000	5.50%, 02/15/2035	72,092
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
80,000	5.50%, 03/01/2030	81,464
70,000	4.88%, 02/01/2031	69,485
440,000	4.00%, 01/15/2032	414,012
533,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	524,750
1,065,000	Transcanada Trust 5.60%, 03/07/2082	1,034,006
	Transocean Inc(b)
155,000	8.25%, 05/15/2029	153,656
484,500	8.75%, 02/15/2030	505,155

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 525,000	8.50%, 05/15/2031	$ 521,666
	Var Energi ASA(b)
240,000	7.50%, 01/15/2028	256,813
670,000	8.00%, 11/15/2032	776,902
	Venture Global Calcasieu Pass LLC(b)
60,000	3.88%, 08/15/2029	56,702
320,000	6.25%, 01/15/2030	335,444
2,324,000	4.13%, 08/15/2031	2,160,692
	Venture Global LNG Inc(b)
365,000	9.00%, Perpetual(f)	369,975
1,100,000	9.88%, 02/01/2032	1,222,311
275,000	Viper Energy Inc(b) 7.38%, 11/01/2031	290,035
	Western Midstream Operating LP
480,000	6.35%, 01/15/2029	510,325
120,000	4.05%, 02/01/2030	115,538
905,000	6.15%, 04/01/2033	956,650
55,000	5.45%, 04/01/2044	52,059
280,000	5.30%, 03/01/2048	254,274
35,000	5.50%, 08/15/2048	32,472
1,200,000	5.25%, 02/01/2050	1,088,252
	Whistler Pipeline LLC(b)
250,000	5.70%, 09/30/2031	258,819
280,000	5.95%, 09/30/2034	289,941
2,445,000	Williams Cos Inc 5.15%, 03/15/2034	2,471,652
		79,886,962
Financial — 13.80%
	Acrisure LLC / Acrisure Finance Inc(b)
365,000	8.25%, 02/01/2029	376,623
440,000	6.00%, 08/01/2029	424,367
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
150,000	5.75%, 06/06/2028	156,336
1,371,000	3.00%, 10/29/2028	1,295,097
485,000	6.15%, 09/30/2030	522,330
2,005,000	3.30%, 01/30/2032	1,809,510
160,000	3.40%, 10/29/2033	141,561
150,000	4.95%, 09/10/2034	149,179
481,000	6.95%, 03/10/2055	498,695
100,000	AGFC Capital Trust I(b)(c) 7.31%, 01/15/2067 3-mo. SOFR + 2.01%	65,000
430,000	Agile Group Holdings Ltd(g) 6.05%, 10/13/2025	26,570
200,000	AIB Group PLC(b) 6.61%, 09/13/2029	213,969
	Air Lease Corp
640,000	4.65%, Perpetual(f)	623,864
325,000	3.00%, 02/01/2030	299,561
620,000	3.13%, 12/01/2030	567,342
	Aircastle Ltd
215,000	5.25%, Perpetual(b)(f)	213,386
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,210,000	4.25%, 06/15/2026	$ 1,201,120
195,000	5.95%, 02/15/2029(b)	201,982
450,000	Aircastle Ltd / Aircastle Ireland Designated Activity Co(b) 5.75%, 10/01/2031	462,690
	Allianz SE(b)
800,000	6.35%, 09/06/2053	870,194
375,000	5.60%, 09/03/2054	386,723
870,000	Allstate Corp(c) 8.32%, 08/15/2053 3-mo. SOFR + 3.20%	874,350
1,145,000	American Express Co 5.63%, 07/28/2034	1,197,607
885,000	American National Group Inc 5.75%, 10/01/2029	890,114
1,385,000	American Tower Corp REIT 5.90%, 11/15/2033	1,488,374
	Antares Holdings LP(b)
250,000	2.75%, 01/15/2027	234,119
250,000	3.75%, 07/15/2027	237,072
730,000	Apollo Debt Solutions BDC(b) 6.90%, 04/13/2029	758,870
360,000	Ares Capital Corp 2.88%, 06/15/2028	332,049
245,000	Arthur J Gallagher & Co 5.45%, 07/15/2034	255,269
845,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	732,750
	Athene Global Funding(b)
620,000	1.61%, 06/29/2026	590,004
1,150,000	2.55%, 11/19/2030	1,013,653
385,000	Athene Holding Ltd 3.50%, 01/15/2031	358,414
	Aviation Capital Group LLC(b)
410,000	5.50%, 12/15/2024	409,648
365,000	1.95%, 01/30/2026	351,639
385,000	3.50%, 11/01/2027	371,443
95,000	6.25%, 04/15/2028	99,280
1,145,000	6.75%, 10/25/2028	1,222,891
45,000	5.38%, 07/15/2029	45,968
475,000	6.38%, 07/15/2030	509,037
648,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	641,524
	Banco de Credito del Peru S.A.
893,000	3.13%, 07/01/2030(b)	871,135
211,000	3.13%, 07/01/2030	205,834
615,000	Banco de Credito e Inversiones SA(b)(f) 8.75%, Perpetual	662,206
1,230,000	Banco Mercantil del Norte SA(b)(e)(f) 6.63%, Perpetual	1,143,928
2,600,000	Banco Santander SA 5.18%, 11/19/2025	2,603,456
	Bank of America Corp
3,230,000	5.29%, 04/25/2034	3,358,159
1,770,000	5.87%, 09/15/2034	1,909,580
1,300,000	5.43%, 08/15/2035	1,332,634

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 435,000	2.48%, 09/21/2036	$ 367,053
735,000	3.85%, 03/08/2037	679,424
1,015,000	Bank of New York Mellon Corp(f) 4.70%, Perpetual	1,007,086
	Barclays PLC
760,000	4.38%, Perpetual(f)	680,247
695,000	7.44%, 11/02/2033	802,398
659,000	BBVA Bancomer SA(b)(e) 5.13%, 01/18/2033	626,897
	Blackstone Private Credit Fund
508,000	2.63%, 12/15/2026	480,340
220,000	7.30%, 11/27/2028(b)(e)	234,115
1,530,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	1,425,900
	Blue Owl Capital Corp
479,000	2.63%, 01/15/2027(e)	452,057
1,585,000	2.88%, 06/11/2028	1,451,933
	Blue Owl Credit Income Corp
499,000	4.70%, 02/08/2027	489,619
140,000	6.65%, 03/15/2031	142,993
	Blue Owl Finance LLC(b)
1,015,000	3.13%, 06/10/2031	889,318
1,265,000	6.25%, 04/18/2034	1,324,812
275,000	Blue Owl Technology Finance Corp 2.50%, 01/15/2027	255,824
	BNP Paribas SA(b)
1,670,000	2.59%, 01/20/2028	1,602,814
1,070,000	5.18%, 01/09/2030	1,097,766
900,000	BPCE SA(b) 7.00%, 10/19/2034	1,007,796
570,000	BroadStreet Partners Inc(b) 5.88%, 04/15/2029	543,841
500,000	CaixaBank SA(b) 6.84%, 09/13/2034	557,904
425,000	Capital Farm Credit ACA(b)(f) 5.00%, Perpetual	405,875
430,000	Capital One Financial Corp 2.36%, 07/29/2032	352,297
	Central China Real Estate Ltd(g)
190,000	7.25%, 04/28/2025	4,750
205,000	7.50%, 07/14/2025	3,977
200,000	CIFI Holdings Group Co Ltd(g) 6.00%, 07/16/2025	19,750
	Citigroup Inc
1,370,000	3.88%, Perpetual(f)	1,318,593
1,195,000	6.27%, 11/17/2033	1,312,726
299,000	6.17%, 05/25/2034	319,031
345,000	Citizens Financial Group Inc 5.72%, 07/23/2032	357,782
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	485,806
110,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	96,248
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,300,000	Corebridge Financial Inc 6.38%, 09/15/2054	$ 1,313,377
1,272,000	CoStar Group Inc(b) 2.80%, 07/15/2030	1,145,959
400,000	Country Garden Holdings Co Ltd(g) 3.30%, 01/12/2031	28,000
	Credit Agricole SA(b)
845,000	4.00%, 01/10/2033	813,834
1,890,000	6.25%, 01/10/2035	2,017,129
	Deutsche Bank AG
2,174,000	3.73%, 01/14/2032	1,951,033
200,000	3.74%, 01/07/2033	175,048
1,040,000	5.40%, 09/11/2035	1,046,711
970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 3.88%, 02/15/2026	945,083
1,060,000	EPR Properties REIT 3.60%, 11/15/2031	944,916
905,000	Fifth Third Bancorp 4.34%, 04/25/2033	869,428
565,000	Gaci First Investment Co 4.88%, 02/14/2035	556,820
665,000	GGAM Finance Ltd(b) 6.88%, 04/15/2029	691,787
	Global Atlantic Fin Co(b)
195,000	4.40%, 10/15/2029	187,879
360,000	3.13%, 06/15/2031	316,296
605,000	7.95%, 06/15/2033	690,573
280,000	7.95%, 10/15/2054	292,273
	GLP Capital LP / GLP Financing II Inc REIT
440,000	5.25%, 06/01/2025	439,632
90,000	3.25%, 01/15/2032	79,618
375,000	6.75%, 12/01/2033	412,502
1,505,000	Goldman Sachs Group Inc 3.10%, 02/24/2033	1,354,098
1,047,000	HA Sustainable Infrastructure Capital Inc(b) 6.38%, 07/01/2034	1,071,742
1,400,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	1,420,295
865,000	HSBC Holdings PLC 6.16%, 03/09/2029	910,711
145,000	HUB International Ltd(b) 7.38%, 01/31/2032	149,726
495,000	Huntington Bancshares Inc 5.71%, 02/02/2035	515,323
415,000	Huntington National Bank 5.70%, 11/18/2025	415,030
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
1,241,000	5.25%, 05/15/2027	1,189,178
1,220,000	4.38%, 02/01/2029	1,066,217
255,000	ING Groep NV 6.11%, 09/11/2034	278,114
	Intesa Sanpaolo SpA(b)
200,000	4.20%, 06/01/2032	178,246

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 310,000	6.63%, 06/20/2033	$ 338,845
655,000	7.20%, 11/28/2033	746,151
310,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	306,017
1,105,000	Iron Mountain Inc REIT(b) 5.25%, 07/15/2030	1,091,048
	Jefferies Financial Group Inc
845,000	5.88%, 07/21/2028	881,463
1,040,000	6.20%, 04/14/2034	1,113,311
	JPMorgan Chase & Co
343,000	4.60%, Perpetual(f)	340,025
610,000	5.72%, 09/14/2033	646,761
615,000	6.25%, 10/23/2034	683,998
	Kaisa Group Holdings Ltd(g)
1,015,000	9.38%, 06/30/2024	30,450
1,200,000	11.25%, 04/16/2025	38,250
710,000	KeyCorp 6.40%, 03/06/2035	771,953
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,038,392
742,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b) 4.25%, 02/01/2027	723,763
660,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	624,363
200,000	Logan Group Co Ltd(g) 4.25%, 07/12/2025	18,500
	Macquarie Airfinance Holdings Ltd(b)
65,000	6.40%, 03/26/2029	67,652
200,000	5.15%, 03/17/2030	200,435
140,000	6.50%, 03/26/2031	147,782
600,000	MBIA Insurance Corp(b)(g) 16.82%, 01/15/2033	30,750
	MetLife Inc
915,000	3.85%, Perpetual(f)	900,228
515,000	5.88%, Perpetual(e)(f)	524,045
245,000	9.25%, 04/08/2038(b)	292,455
915,000	10.75%, 08/01/2039	1,307,582
985,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	954,312
	Morgan Stanley
925,000	6.34%, 10/18/2033	1,028,632
1,610,000	5.42%, 07/21/2034	1,678,997
295,000	5.83%, 04/19/2035	316,873
1,480,000	2.48%, 09/16/2036	1,238,388
435,000	5.30%, 04/20/2037	438,291
2,728,000	5.95%, 01/19/2038	2,859,854
145,000	5.94%, 02/07/2039	152,243
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,547,050
1,015,000	Nationstar Mortgage Holdings Inc(b) 5.75%, 11/15/2031	994,264
950,000	NatWest Group PLC 6.48%, 06/01/2034	999,700
Principal Amount(a)		Fair Value
Financial — (continued)
	Navient Corp
$ 10,000	5.88%, 10/25/2024	$ 9,986
35,000	6.75%, 06/15/2026	35,777
675,000	5.00%, 03/15/2027	669,028
805,000	Nippon Life Insurance Co(b) 6.25%, 09/13/2053	866,669
975,000	Nuveen LLC(b) 5.85%, 04/15/2034	1,032,549
1,094,000	Office Properties Income Trust REIT(b) 9.00%, 09/30/2029	934,768
1,330,000	OneMain Finance Corp 7.13%, 11/15/2031	1,345,979
85,000	Panther Escrow Issuer LLC(b) 7.13%, 06/01/2031	89,157
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	579,597
	Prudential Financial Inc
226,000	5.13%, 03/01/2052	224,266
560,000	6.75%, 03/01/2053(e)	607,843
190,000	6.50%, 03/15/2054	203,063
850,000	Realty Income Corp REIT 3.40%, 01/15/2030	807,953
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
3,835,000	2.88%, 10/15/2026	3,681,896
900,000	3.63%, 03/01/2029	846,248
375,000	3.88%, 03/01/2031	345,278
2,160,000	4.00%, 10/15/2033	1,929,497
845,000	Sabra Health Care LP REIT 3.20%, 12/01/2031	743,708
705,000	Safehold GL Holdings LLC REIT 6.10%, 04/01/2034	745,054
590,000	Service Properties Trust REIT 4.95%, 02/15/2027	558,484
	Shimao Group Holdings Ltd(g)
235,000	5.60%, 07/15/2026	10,963
400,000	3.45%, 01/11/2031	24,000
400,000	Sino-Ocean Land Treasure IV Ltd(g) 4.75%, 01/14/2030	25,868
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,728,752
2,475,000	4.25%, 08/19/2026	2,433,804
1,220,000	6.07%, 01/19/2035	1,272,595
895,000	Standard Chartered PLC(b) 3.27%, 02/18/2036	801,380
	State Street Corp
675,000	6.70%, Perpetual(f)	699,291
525,000	6.12%, 11/21/2034	573,107
765,000	Stewart Information Services Corp 3.60%, 11/15/2031	671,655

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Sunac China Holdings Ltd(b)(i)
$ 59,326	6.00%, 09/30/2025 PIK rate, 6.00%	$ 7,268
59,471	6.25%, 09/30/2026 PIK rate, 6.25%	6,467
115,479	6.50%, 09/30/2027 PIK rate, 6.50%	10,971
179,282	6.75%, 09/30/2028 PIK rate, 6.75%	15,687
179,716	7.00%, 09/30/2029 PIK rate, 7.00%	13,928
84,636	7.25%, 09/30/2030 PIK rate, 7.25%	5,925
69,473	1.00%, 09/30/2032 PIK rate, 2.00%	5,431
275,000	Synchrony Bank 5.40%, 08/22/2025	275,580
	Synchrony Financial
480,000	4.88%, 06/13/2025	479,002
100,000	4.50%, 07/23/2025	99,421
157,000	3.70%, 08/04/2026	154,101
585,000	5.94%, 08/02/2030(e)	601,007
843,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	800,373
405,000	Times China Holdings Ltd(g) 6.20%, 03/22/2026	8,100
505,000	Toronto-Dominion Bank 8.13%, 10/31/2082	541,770
695,000	Truist Financial Corp(f) 5.10%, Perpetual	682,679
	UBS Group AG(b)
75,000	9.25%, Perpetual(f)	88,450
675,000	6.44%, 08/11/2028	710,102
745,000	5.62%, 09/13/2030	778,448
1,080,000	4.99%, 08/05/2033	1,093,296
975,000	6.54%, 08/12/2033	1,076,441
250,000	9.02%, 11/15/2033	315,915
925,000	5.70%, 02/08/2035	976,413
	UniCredit SpA(b)
400,000	5.86%, 06/19/2032	402,498
280,000	5.46%, 06/30/2035	275,493
	VICI Properties LP / VICI Note Co Inc REIT(b)
350,000	4.63%, 06/15/2025	347,863
650,000	4.50%, 09/01/2026	646,995
365,000	4.25%, 12/01/2026	361,450
195,000	5.75%, 02/01/2027	198,360
1,150,000	3.88%, 02/15/2029	1,101,386
415,000	4.13%, 08/15/2030	394,097
205,000	VICI Properties LP REIT 5.13%, 05/15/2032	205,833
	Wells Fargo & Co
890,000	3.90%, Perpetual(f)	864,996
575,000	5.88%, Perpetual(f)	576,712
935,000	5.39%, 04/24/2034	969,777
	Yuzhou Group Holdings Co Ltd(g)
315,000	7.70%, 02/20/2025	18,991
Principal Amount(a)		Fair Value
Financial — (continued)
$ 200,000	8.30%, 05/27/2025	$ 14,000
200,000	7.85%, 08/12/2026	13,334
		144,180,254
Industrial — 4.28%
300,000	Amphenol Corp 5.25%, 04/05/2034	313,429
	BAE Systems PLC(b)
200,000	5.25%, 03/26/2031	207,877
1,735,000	5.30%, 03/26/2034	1,804,319
395,000	Berry Global Inc(b) 5.65%, 01/15/2034	405,517
965,000	BNSF Funding Trust I 6.61%, 12/15/2055	972,738
	Boeing Co
1,035,000	5.15%, 05/01/2030	1,037,486
1,297,000	3.63%, 02/01/2031	1,188,188
265,000	6.39%, 05/01/2031(b)	281,784
245,000	6.53%, 05/01/2034(b)	262,950
928,000	5.71%, 05/01/2040	905,441
2,805,000	5.81%, 05/01/2050	2,709,963
720,000	6.86%, 05/01/2054(b)	790,279
435,000	5.93%, 05/01/2060	416,672
395,000	7.01%, 05/01/2064(b)	435,202
870,000	Builders FirstSource Inc(b) 6.38%, 03/01/2034	903,361
	Cemex SAB de CV(b)
995,000	5.13%, Perpetual(f)	980,078
200,000	9.13%, Perpetual(f)	218,159
2,630,000	5.20%, 09/17/2030	2,637,643
640,000	3.88%, 07/11/2031(e)	589,211
725,000	Embraer Netherlands Finance BV(b) 7.00%, 07/28/2030	789,545
	Fortress Transportation & Infrastructure Investors LLC(b)
620,000	7.00%, 05/01/2031	653,484
120,000	7.00%, 06/15/2032	125,964
686,000	Global Infrastructure Solutions Inc(b) 7.50%, 04/15/2032	705,897
1,075,000	Graham Packaging Co Inc(b) 7.13%, 08/15/2028	1,064,395
1,070,000	Ingersoll Rand Inc 5.70%, 08/14/2033	1,146,416
1,325,000	Jabil Inc 3.00%, 01/15/2031	1,188,157
930,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	989,591
400,000	L3Harris Technologies Inc 5.35%, 06/01/2034	416,128
1,144,000	LSB Industries Inc(b) 6.25%, 10/15/2028	1,116,865
1,220,000	Mauser Packaging Solutions Holding Co(b) 9.25%, 04/15/2027	1,250,956

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 596,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	$ 608,816
	Nordson Corp
115,000	5.60%, 09/15/2028	120,143
930,000	5.80%, 09/15/2033	1,003,238
	Owens Corning
1,390,000	5.70%, 06/15/2034	1,475,631
502,000	7.00%, 12/01/2036	583,811
695,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 6.05%, 08/01/2028	731,535
1,136,000	Regal Rexnord Corp 6.40%, 04/15/2033	1,214,967
	RTX Corp
150,000	2.38%, 03/15/2032	130,298
1,175,000	5.15%, 02/27/2033	1,221,555
925,000	6.10%, 03/15/2034	1,021,180
290,000	Sealed Air Corp(b) 6.50%, 07/15/2032	299,038
500,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	476,639
245,000	Sensata Technologies Inc(b) 3.75%, 02/15/2031	224,309
415,000	SMBC Aviation Capital Finance Designated Activity Co(b) 5.45%, 05/03/2028	426,264
790,000	Sonoco Products Co 5.00%, 09/01/2034	778,977
	TD SYNNEX Corp
985,000	1.75%, 08/09/2026	935,622
500,000	6.10%, 04/12/2034	529,108
265,000	TopBuild Corp(b) 4.13%, 02/15/2032	243,556
485,000	TransDigm Inc(b) 6.88%, 12/15/2030	507,880
840,000	Trimble Inc 6.10%, 03/15/2033	906,652
1,302,000	Trivium Packaging Finance BV(b) 8.50%, 08/15/2027	1,305,147
1,485,000	Veralto Corp 5.45%, 09/18/2033	1,558,030
865,000	Vontier Corp 2.95%, 04/01/2031	752,552
689,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	670,857
425,000	Wrangler Holdco Corp(b) 6.63%, 04/01/2032	441,756
		44,675,256
Technology — 3.26%
140,000	Amentum Holdings Inc(b) 7.25%, 08/01/2032	146,109
	Atlassian Corp
815,000	5.25%, 05/15/2029	842,308
1,595,000	5.50%, 05/15/2034	1,669,100
Principal Amount(a)		Fair Value
Technology — (continued)
	Booz Allen Hamilton Inc(b)
$ 245,000	3.88%, 09/01/2028	$ 237,584
555,000	4.00%, 07/01/2029	539,471
	Broadcom Inc
410,000	2.45%, 02/15/2031(b)	363,332
330,000	4.15%, 04/15/2032(b)	320,164
590,000	4.30%, 11/15/2032	579,521
370,000	2.60%, 02/15/2033(b)	317,180
680,000	3.42%, 04/15/2033(b)	617,849
2,200,000	3.47%, 04/15/2034(b)	1,981,091
580,000	3.14%, 11/15/2035(b)	495,978
24,000	3.19%, 11/15/2036(b)	20,341
261,000	4.93%, 05/15/2037(b)	260,774
	CDW LLC / CDW Finance Corp
130,000	2.67%, 12/01/2026	125,078
315,000	4.25%, 04/01/2028	311,242
235,000	3.28%, 12/01/2028	222,301
995,000	3.25%, 02/15/2029	938,079
1,575,000	3.57%, 12/01/2031	1,441,102
555,000	5.55%, 08/22/2034	567,843
461,000	Consensus Cloud Solutions Inc(b)(e) 6.50%, 10/15/2028	460,881
930,000	Entegris Inc(b) 4.75%, 04/15/2029	916,469
1,440,000	Fiserv Inc 5.63%, 08/21/2033	1,525,333
955,000	Foundry JV Holdco LLC(b) 6.25%, 01/25/2035	999,399
	Gartner Inc(b)
445,000	3.63%, 06/15/2029	424,715
445,000	3.75%, 10/01/2030	417,744
370,000	Helios Software Holdings Inc / ION Corporate Solutions Finance SARL(b) 8.75%, 05/01/2029	378,205
100,000	Hewlett Packard Enterprise Co 5.00%, 10/15/2034	99,002
75,000	Insight Enterprises Inc(b) 6.63%, 05/15/2032	78,284
	Leidos Inc
100,000	4.38%, 05/15/2030	98,399
1,115,000	2.30%, 02/15/2031	968,658
915,000	5.75%, 03/15/2033	962,522
	Marvell Technology Inc
330,000	2.95%, 04/15/2031	298,052
140,000	5.95%, 09/15/2033	150,452
1,065,000	Microchip Technology Inc 5.05%, 03/15/2029	1,093,689
	Micron Technology Inc
370,000	6.75%, 11/01/2029	406,517
1,645,000	4.66%, 02/15/2030	1,653,136
260,000	5.30%, 01/15/2031	270,157
440,000	5.88%, 02/09/2033	469,859
3,275,000	5.88%, 09/15/2033	3,502,710
	MSCI Inc(b)
1,212,000	3.63%, 09/01/2030	1,138,782
200,000	3.25%, 08/15/2033	176,061

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 215,000	Open Text Corp(b) 6.90%, 12/01/2027	$ 226,775
	Oracle Corp
430,000	6.15%, 11/09/2029	465,172
855,000	3.95%, 03/25/2051	688,106
631,000	Rackspace Technology Global Inc(b) 5.38%, 12/01/2028	186,824
810,000	Rocket Software Inc(b) 9.00%, 11/28/2028	845,304
691,000	Science Applications International Corp(b) 4.88%, 04/01/2028	676,647
40,000	Seagate HDD Cayman 4.09%, 06/01/2029	38,411
200,000	SK Hynix Inc(b)(e) 6.38%, 01/17/2028	210,175
850,000	VMware LLC 2.20%, 08/15/2031	730,103
	Western Digital Corp
530,000	4.75%, 02/15/2026	527,138
1,140,000	2.85%, 02/01/2029	1,039,322
		34,119,450
Utilities — 1.76%
	AES Corp
260,000	3.95%, 07/15/2030(b)	247,953
370,000	2.45%, 01/15/2031	320,442
565,000	7.60%, 01/15/2055	594,403
1,275,000	CMS Energy Corp 4.75%, 06/01/2050	1,230,341
1,160,000	Dominion Energy Inc 7.00%, 06/01/2054	1,266,519
750,000	Duke Energy Corp 5.45%, 06/15/2034	782,727
	Electricite de France SA(b)
255,000	6.25%, 05/23/2033	278,247
540,000	6.90%, 05/23/2053	626,914
	Enel Finance International NV(b)
775,000	7.50%, 10/14/2032	903,320
515,000	5.50%, 06/26/2034	535,113
975,000	Entergy Corp 7.13%, 12/01/2054	1,010,918
200,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	193,341
1,235,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	1,294,840
50,000	Lightning Power LLC(b) 7.25%, 08/15/2032	52,577
431,000	National Rural Utilities Cooperative Finance Corp(c) 8.43%, 04/30/2043 3-mo. SOFR + 3.17%	431,214
	NRG Energy Inc(b)
1,245,000	4.45%, 06/15/2029	1,216,621
1,050,000	7.00%, 03/15/2033	1,166,403
	Pacific Gas & Electric Co
100,000	5.45%, 06/15/2027	102,380
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 320,000	3.25%, 06/01/2031	$ 291,350
235,000	4.30%, 03/15/2045	196,556
935,000	PacifiCorp 5.80%, 01/15/2055	980,939
645,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	639,314
	Southern Co
845,000	5.70%, 03/15/2034	906,953
1,512,000	3.75%, 09/15/2051	1,463,374
210,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	225,742
729,000	Vistra Corp(b)(f) 8.00%, Perpetual	763,655
635,000	Vistra Operations Co LLC(b) 6.88%, 04/15/2032	667,974
		18,390,130
TOTAL CORPORATE BONDS AND NOTES — 47.48% (Cost $491,561,398)		$496,048,675
CONVERTIBLE BONDS
Communications — 0.39%
91,000	Booking Holdings Inc 0.75%, 05/01/2025	203,588
	DISH Network Corp
795,000	12.91%, 12/15/2025(h)	687,723
2,600,000	3.38%, 08/15/2026	2,086,125
135,000	Liberty Media Corp-Liberty Formula One 2.25%, 08/15/2027	148,437
65,000	Palo Alto Networks Inc 0.38%, 06/01/2025	223,340
370,000	Spotify USA Inc(h) 0.44%, 03/15/2026	367,667
255,000	Uber Technologies Inc(b) 0.88%, 12/01/2028	319,260
		4,036,140
Consumer, Cyclical — 0.16%
537,000	Carnival Corp 5.75%, 12/01/2027	863,496
85,000	Royal Caribbean Cruises Ltd 6.00%, 08/15/2025	303,833
545,000	Southwest Airlines Co 1.25%, 05/01/2025	549,048
		1,716,377
Consumer, Non-Cyclical — 0.20%
1,695,000	BioMarin Pharmaceutical Inc(e) 1.25%, 05/15/2027	1,611,097
200,000	Jazz Investments I Ltd(b) 3.13%, 09/15/2030	208,300

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 245,000	Shift4 Payments Inc 0.50%, 08/01/2027	$ 251,860
		2,071,257
Technology — 0.09%
130,000	Datadog Inc 0.13%, 06/15/2025	168,350
125,000	Nutanix Inc 0.25%, 10/01/2027	149,063
460,000	ON Semiconductor Corp 0.50%, 03/01/2029	465,060
130,000	Zscaler Inc 0.13%, 07/01/2025	158,600
		941,073
Utilities — 0.14%
225,000	Evergy Inc(b) 4.50%, 12/15/2027	247,725
155,000	NRG Energy Inc 2.75%, 06/01/2048	343,557
830,000	PPL Capital Funding Inc 2.88%, 03/15/2028	878,140
		1,469,422
TOTAL CONVERTIBLE BONDS — 0.98% (Cost $9,578,528)		$10,234,269
FOREIGN GOVERNMENT BONDS AND NOTES
	Abu Dhabi Government International Bond(b)
295,000	5.00%, 04/30/2034	312,074
526,000	3.88%, 04/16/2050	441,157
679,000	Angolan Government International Bond(b) 8.75%, 04/14/2032	608,865
3,379,200	Argentine Republic Government International Bond(j) 0.75%, 07/09/2030	2,044,416
762,000	Bahrain Government International Bond(b) 5.63%, 05/18/2034	728,670
50,000	Benin Government International Bond(b) 7.96%, 02/13/2038	49,562
	Brazilian Government International Bond
290,000	6.25%, 03/18/2031	302,698
727,000	6.00%, 10/20/2033	736,927
655,000	7.13%, 05/13/2054	677,674
	Chile Government International Bond
1,355,000	EUR, 3.88%, 07/09/2031	1,554,042
1,070,000	3.50%, 01/31/2034	983,094
890,000	3.50%, 01/25/2050	683,035
883,000	5.33%, 01/05/2054	891,587
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Colombia Government International Bond
$ 890,000	7.50%, 02/02/2034	$ 922,960
3,467,000	8.00%, 11/14/2035	3,695,210
	Costa Rica Government International Bond(b)
284,000	6.55%, 04/03/2034	301,827
150,000	7.30%, 11/13/2054	165,565
	Dominican Republic International Bond
1,636,000	4.88%, 09/23/2032(b)	1,555,422
1,800,000	4.88%, 09/23/2032	1,711,345
480,000	6.60%, 06/01/2036(b)	508,648
	Ecuador Government International Bond(j)
495,000	6.90%, 07/31/2030	359,423
1,195,000	6.90%, 07/31/2030(b)	863,597
	Egypt Government International Bond(b)
245,000	7.50%, 01/31/2027	243,784
248,000	7.60%, 03/01/2029	239,014
529,000	5.88%, 02/16/2031	441,757
945,000	8.50%, 01/31/2047	761,764
601,000	El Salvador Government International Bond(b) 7.65%, 06/15/2035	518,132
410,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050	317,841
604,000	Ethiopia International Bond(b) 6.63%, 12/11/2024	470,456
840,000	Export-Import Bank of Korea 5.13%, 01/11/2033	880,005
1,270,000	Finance Department Government of Sharjah(b) 4.00%, 07/28/2050	888,147
150,000	Gabon Government International Bond(b) 6.95%, 06/16/2025	140,710
	Ghana Government International Bond
305,000	8.13%, 03/26/2032(b)	161,586
304,000	8.13%, 03/26/2032	161,500
665,000	Guatemala Government Bond(b) 6.60%, 06/13/2036	698,392
1,030,000	Hungary Government International Bond(b) 6.25%, 09/22/2032	1,108,252
	Indonesia Government International Bond
1,150,000	2.85%, 02/14/2030	1,071,110
863,000	4.75%, 09/10/2034	870,634
13,320,999,936	IDR, 6.75%, 07/15/2035	895,409
36,095,999,232	Indonesia Treasury Bond IDR, 6.88%, 04/15/2029	2,447,893
	Ivory Coast Government International Bond(b)
515,000	6.38%, 03/03/2028	513,908
200,000	6.13%, 06/15/2033	188,249

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 221,000	8.25%, 01/30/2037	$ 227,344
320,000	Jordan Government International Bond(b) 5.85%, 07/07/2030	301,601
	Mexico Government International Bond
1,175,000	3.50%, 02/12/2034	999,661
850,000	6.35%, 02/09/2035	890,770
780,000	6.34%, 05/04/2053	774,525
800,000	6.40%, 05/07/2054	800,297
385,000	Morocco Government International Bond(b) 3.00%, 12/15/2032	330,270
786,000	Nigeria Government International Bond(b) 7.38%, 09/28/2033	667,974
23,640,000	Norway Government Bond(b) NOK, 1.75%, 03/13/2025	2,214,034
884,000	Oman Government International Bond(b) 6.75%, 01/17/2048	956,709
390,000	Pakistan Government International Bond(b) 7.38%, 04/08/2031	330,525
	Panama Government International Bond
600,000	3.88%, 03/17/2028	578,032
215,000	7.50%, 03/01/2031	234,897
1,332,000	8.00%, 03/01/2038	1,504,226
370,000	Paraguay Government International Bond(b) 6.00%, 02/09/2036	390,052
306,000	Peruvian Government International Bond 5.88%, 08/08/2054	320,750
	Philippine Government International Bond
517,000	4.75%, 03/05/2035	522,168
1,315,000	3.70%, 03/01/2041	1,141,912
740,000	2.95%, 05/05/2045	545,549
900,000	2.65%, 12/10/2045	633,060
910,000	Qatar Government International Bond(b) 3.75%, 04/16/2030	899,192
340,000	Republic of Armenia International Bond(b) 3.60%, 02/02/2031	289,276
320,000	Republic of Kenya Government International Bond(b) 8.00%, 05/22/2032	297,441
	Republic of Poland Government International Bond
1,421,000	4.88%, 10/04/2033	1,444,471
2,330,000	5.50%, 03/18/2054	2,379,664
	Republic of South Africa Government Bond
32,305,000	ZAR, 8.88%, 02/28/2035	1,730,495
15,740,000	ZAR, 9.00%, 01/31/2040	796,873
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Republic of South Africa Government International Bond
$ 250,000	4.85%, 09/30/2029	$ 242,625
1,237,000	5.88%, 06/22/2030	1,247,860
1,450,000	5.88%, 04/20/2032	1,444,744
95,000	5.65%, 09/27/2047	79,097
	Republic of Uzbekistan International Bond
755,000	EUR, 5.38%, 05/29/2027(b)	846,208
300,000	7.85%, 10/12/2028(b)	317,062
200,000	3.90%, 10/19/2031	170,818
1,610,000	6.90%, 02/28/2032(b)	1,622,510
	Romanian Government International Bond(b)
1,239,000	7.13%, 01/17/2033	1,354,797
232,000	6.38%, 01/30/2034	240,856
1,366,000	5.75%, 03/24/2035	1,357,121
	Saudi Government International Bond(b)
680,000	5.50%, 10/25/2032	721,577
1,011,000	4.88%, 07/18/2033	1,028,692
2,250,000	4.50%, 10/26/2046	1,981,969
184,000	Senegal Government International Bond(b) 6.25%, 05/23/2033	158,447
1,360,000	Serbia International Bond(b) 6.50%, 09/26/2033	1,455,252
649,000	Sri Lanka Government International Bond(b) 6.20%, 05/11/2027	361,454
136,000	Trinidad & Tobago Government International Bond(b) 6.40%, 06/26/2034	140,537
	Turkiye Government International Bond
185,000	9.38%, 03/14/2029	209,757
980,000	7.63%, 04/26/2029	1,043,759
1,055,000	EUR, 5.88%, 05/21/2030	1,222,818
2,400,000	9.13%, 07/13/2030	2,736,797
1,740,000	7.13%, 07/17/2032	1,795,398
185,000	7.63%, 05/15/2034	196,334
2,920,000	6.50%, 01/03/2035	2,863,060
495,000	6.63%, 02/17/2045	449,631
	Ukraine Government International Bond(j)
107,444	1.75%, 02/01/2029	63,133
30,723	15.96%, 02/01/2030(h)	13,543
199,384	1.75%, 02/01/2034	88,706
114,812	11.94%, 02/01/2034(h)	38,893
196,860	1.75%, 02/01/2035	85,634
97,023	8.13%, 02/01/2035(h)	42,593
58,769	1.75%, 02/01/2036	25,338
80,852	7.53%, 02/01/2036(h)	34,968
2,630,000	United Kingdom Gilt GBP, 0.25%, 01/31/2025	3,470,755
	Venezuela Government International Bond(g)
510,000	7.65%, 04/21/2025	68,850

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 895,000	9.38%, 01/13/2034	$ 149,798
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 8.11% (Cost $81,651,800)		$84,689,500
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.73%
1,090,459	A&D Mortgage Trust(b)(j) Series 2023-NQM3 Class A1 6.73%, 07/25/2068	1,107,603
	Ajax Mortgage Loan Trust(b)
	Series 2019-D Class A1
130,057	2.96%, 09/25/2065(j)	124,108
	Series 2021-A Class A1
1,163,246	1.07%, 09/25/2065(d)	1,033,443
	Series 2022-B Class A1
1,393,123	3.50%, 03/27/2062(j)	1,335,703
	Angel Oak Mortgage Trust(b)
	Series 2020-SBC1 Class A1
222,271	2.07%, 05/25/2050(d)	206,604
	Series 2021-3 Class A2
290,130	1.31%, 05/25/2066(d)	251,368
	Series 2021-6 Class A1
2,786,979	1.46%, 09/25/2066(d)	2,332,026
	Series 2022-5 Class A1
744,265	4.50%, 05/25/2067(j)	737,565
	Series 2023-1 Class A1
2,202,002	4.75%, 09/26/2067(j)	2,188,445
	Arroyo Mortgage Trust(b)(d)
	Series 2019-1 Class A1
119,146	3.81%, 01/25/2049	116,419
	Series 2019-2 Class A1
467,788	3.35%, 04/25/2049	455,013
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	409,524
1,735,000	Barclays Commercial Mortgage Securities Trust(b)(c) Series 2018-TALL Class A 6.02%, 03/15/2037 1-mo. SOFR + 0.92%	1,639,575
30,608	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	28,405
	BPR Trust(b)(c)
	Series 2021-NRD Class B
130,000	7.22%, 12/15/2038 1-mo. SOFR + 2.12%	127,899
	Series 2021-NRD Class C
145,000	7.52%, 12/15/2038 1-mo. SOFR + 2.42%	142,367
	Series 2021-NRD Class D
90,000	8.82%, 12/15/2038 1-mo. SOFR + 3.72%	88,115
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-OANA Class A
$ 1,455,000	6.99%, 04/15/2037 1-mo. SOFR + 1.90%	$ 1,459,547
	Series 2022-STAR Class A
480,000	8.33%, 08/15/2039 1-mo. SOFR + 3.23%	477,900
121,127	Bunker Hill Loan Depositary Trust(b)(j) Series 2019-2 Class A1 2.88%, 07/25/2049	118,082
	BX Trust(b)
	Series 2019-OC11 Class D
2,190,000	4.08%, 12/09/2041(d)	2,016,042
	Series 2022-AHP Class B
730,000	6.94%, 01/17/2039(c) 1-mo. SOFR + 1.84%	715,628
	Series 2022-CLS Class A
564,000	5.76%, 10/13/2027	569,425
	Series 2024-VLT4 Class A
310,000	6.59%, 07/15/2029(c) 1-mo. SOFR + 1.49%	310,000
	Series 2024-XL5 Class A
1,340,623	6.49%, 03/15/2041(c) 1-mo. SOFR + 1.39%	1,340,703
	CAFL Issuer LLC(b)(j)
	Series 2021-RTL1 Class A1
402,644	2.24%, 03/28/2029	398,492
	Series 2023-RTL1 Class A1
495,000	7.55%, 12/28/2030	507,369
775,000	CENT Trust(b)(c) Series 2023-CITY Class A 7.72%, 09/15/2038 1-mo. SOFR + 2.62%	776,453
1,049,231	Chase Home Lending Mortgage Trust(b)(d) Series 2023-RPL1 Class A1 3.50%, 06/25/2062	985,068
185,000	Citigroup Mortgage Loan Trust(b)(d) Series 2019-RP1 Class M2 4.00%, 01/25/2066	170,508
	COLT Mortgage Loan Trust(b)
	Series 2021-2R Class A1
43,423	0.80%, 07/27/2054	38,523
	Series 2022-4 Class A1
1,263,592	4.30%, 03/25/2067(d)	1,245,916
	Series 2022-5 Class A1
3,005,546	4.55%, 04/25/2067(d)	2,973,842
	Series 2023-4 Class A1
186,937	7.16%, 10/25/2068(j)	191,430
	COMM Mortgage Trust
	Series 2012-LC4 Class B
44,265	4.93%, 12/10/2044(d)	41,392

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2012-LTRT Class A2
$ 70,114	3.40%, 10/05/2030(b)	$ 69,946
	Series 2013-300P Class A1
1,900,000	4.35%, 08/10/2030(b)	1,849,806
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	243,247
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	73,594
	Series 2021-RPL1 Class A1
214,210	4.07%, 09/27/2060(d)	213,455
235,000	DBUBS Mortgage Trust(b)(d) Series 2017-BRBK Class D 3.65%, 10/10/2034	230,586
460,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.38%, 09/12/2040	481,907
1,778,183	Deephaven Residential Mortgage Trust(b)(d) Series 2022-1 Class A1 2.21%, 01/25/2067	1,624,604
	Ellington Financial Mortgage Trust(b)(d)
	Series 2019-2 Class A3
40,739	3.05%, 11/25/2059	39,394
	Series 2022-1 Class A1
1,537,688	2.21%, 01/25/2067	1,359,243
1,058,000	ELM Trust(b)(d) Series 2024-ELM Class A10 5.99%, 06/10/2039	1,081,922
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
173,752	6.91%, 07/15/2038 1-mo. SOFR + 1.81%	173,372
	Series 2021-ESH Class D
708,373	7.46%, 07/15/2038 1-mo. SOFR + 2.36%	709,742
1,060,000	Fashion Show Mall LLC(b)(d) Series 2024-SHOW Class A 5.27%, 10/10/2029	1,060,000
124,453	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	119,728
1,315,000	GCT Commercial Mortgage Trust(b)(c) Series 2021-GCT Class A 6.01%, 02/15/2038 1-mo. SOFR + 0.91%	1,180,930
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 718,072	GITSIT Mortgage Loan Trust(b)(j) Series 2024-NPL1 Class A1 7.47%, 06/25/2054	$ 724,900
	GS Mortgage Securities Corp Trust(b)(d)
	Series 2013-G1 Class B
83,483	3.84%, 04/10/2031	76,439
	Series 2013-PEMB Class A
130,000	3.67%, 03/05/2033	115,028
	Series 2013-PEMB Class D
430,000	3.67%, 03/05/2033	221,376
1,578,664	Imperial Fund Mortgage Trust(b)(j) Series 2022-NQM3 Class A1 4.38%, 05/25/2067	1,564,442
	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d)
	Series 2012-LC9 Class C
228,651	3.69%, 12/15/2047	210,364
	Series 2024-OMNI Class A
1,535,000	5.80%, 10/05/2039	1,572,675
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(d)	182,927
	Series 2021-GS4 Class A1
94,051	4.65%, 11/25/2060(j)	94,036
200,000	LEX Mortgage Trust(b)(d) Series 2024-BBG Class A 4.87%, 10/13/2033	199,623
1,400,000	LHOME Mortgage Trust(b)(j) Series 2022-RTL3 Class A1 8.15%, 11/25/2027	1,412,494
900,000	MetLife Securitization Trust(b)(d) Series 2017-1A Class M1 3.47%, 04/25/2055	813,323
	MFA Trust(b)
	Series 2020-NQM3 Class A1
686,771	1.01%, 01/26/2065(d)	638,361
	Series 2022-INV2 Class A1
1,258,467	4.95%, 07/25/2057(j)	1,251,446
	Series 2022-NQM2 Class A1
271,311	4.00%, 05/25/2067(j)	264,941
	Series 2024-NQM2 Class A1
991,583	5.27%, 08/25/2069(j)	993,673

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Mill City Mortgage Loan Trust(b)(d)
	Series 2017-3 Class B1
$ 635,924	3.25%, 01/25/2061	$ 575,824
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	557,919
	Series 2019-GS1 Class A1
149,218	2.75%, 07/25/2059	144,729
1,225,000	MIRA Trust(b) Series 2023-MILE Class A 6.75%, 06/10/2038	1,294,984
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-CKSV Class A2
85,477	3.28%, 10/15/2030(b)	77,778
	Series 2013-C11 Class B
80,000	4.21%, 08/15/2046(d)	48,885
	Series 2013-C12 Class C
64,707	4.96%, 10/15/2046(d)	59,531
	Series 2015-C25 Class A4
1,415,000	3.37%, 10/15/2048	1,398,824
1,592,000	MSSG Trust(b) Series 2017-237P Class A 3.40%, 09/13/2039	1,463,536
	New Residential Mortgage Loan Trust(b)
	Series 2016-3A Class B1
737,984	4.00%, 09/25/2056(d)	718,498
	Series 2016-4A Class B1A
581,196	4.50%, 11/25/2056(d)	571,547
	Series 2017-2A Class A3
1,114,064	4.00%, 03/25/2057(d)	1,080,901
	Series 2019-RPL2 Class M2
670,000	3.75%, 02/25/2059(d)	604,939
	Series 2020-NQM1 Class A3
866,747	2.77%, 01/26/2060(d)	813,272
	Series 2021-NQ2R Class A1
347,227	0.94%, 10/25/2058(d)	325,404
	Series 2022-NQM2 Class A1
2,578,684	3.08%, 03/27/2062(d)	2,424,908
	Series 2024-RTL1 Class A1
615,000	6.66%, 03/25/2039(j)	625,528
	NYMT Loan Trust(b)
	Series 2022-CP1 Class A1
1,216,243	2.04%, 07/25/2061	1,132,575
	Series 2024-BPL2 Class A1
700,000	6.51%, 05/25/2039(j)	710,288
	Series 2024-BPL3 Class A1
340,000	5.27%, 09/25/2039(j)	339,993
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-CP1 Class A1
$ 1,453,280	3.75%, 02/25/2068(d)	$ 1,383,139
	Onslow Bay Financial LLC(b)
	Series 2023-NQM5 Class A1A
856,930	6.57%, 06/25/2063(j)	870,567
	Series 2024-HYB2 Class A1
550,808	3.62%, 04/25/2053(d)	547,564
	Series 2024-NQM9 Class A1
700,213	6.03%, 01/25/2064(j)	711,981
220,931	Palisades Mortgage Loan Trust(b)(j) Series 2021-RTL1 Class A1 3.49%, 06/25/2026	219,442
	Pretium Mortgage Credit Partners(b)
	Series 2024-NPL4 Class A1
247,377	7.00%, 07/25/2054(j)	249,625
	Series 2024-RPL1 Class A1
962,436	3.90%, 10/25/2063(d)	929,314
273,024	Provident Funding Mortgage Trust(b)(d) Series 2019-1 Class A2 3.00%, 12/25/2049	239,568
	PRP Advisors LLC(b)
	Series 2020-4 Class A1
173,899	5.61%, 10/25/2025(j)	173,900
	Series 2021-8 Class A1
236,476	4.74%, 09/25/2026(d)	235,133
	Series 2021-RPL1 Class A1
1,082,612	1.32%, 07/25/2051(j)	994,066
	Series 2024-2 Class A1
461,544	7.03%, 03/25/2029(j)	464,915
	Series 2024-5 Class A1
135,000	5.69%, 09/25/2029(j)	135,000
107,738	RCKT Mortgage Trust(b)(d) Series 2020-1 Class A1 3.00%, 02/25/2050	95,024
248,527	RCO VII Mortgage LLC(b)(j) Series 2024-1 Class A1 7.02%, 01/25/2029	250,306
	Redwood Funding Trust(b)(j)
	Series 2023-1 Class A
267,027	7.50%, 07/25/2059	267,070
	Series 2024-1 Class A
193,764	7.75%, 12/25/2054	194,580
130,000	Toorak Mortgage Trust(b)(j) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	132,012
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	4.02%, 07/25/2056(d)	597,992

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2017-1 Class A2
$ 395,482	3.50%, 10/25/2056(d)	$ 390,672
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(d)	623,248
	Series 2017-4 Class A2
630,000	3.00%, 06/25/2057(d)	591,643
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(d)	289,116
	Series 2017-6 Class A2
780,000	3.00%, 10/25/2057(d)	739,921
	Series 2018-4 Class A2
100,000	3.00%, 06/25/2058(d)	86,689
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(d)	146,290
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(d)	290,629
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(d)	1,487,147
	Series 2019-2 Class A2
1,170,000	3.75%, 12/25/2058(d)	1,085,226
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(d)	842,207
	Series 2019-4 Class A1
174,582	2.90%, 10/25/2059(d)	167,619
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(d)	562,035
	Series 2019-HY2 Class M1
925,000	6.57%, 05/25/2058(c) 1-mo. SOFR + 1.71%	946,488
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060(d)	88,452
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(d)	890,738
850,000	TVC Mortgage Trust(b)(j) Series 2024-RRTL1 Class A1 5.55%, 07/25/2039	851,934
	VCAT LLC(b)(j)
	Series 2021-NPL4 Class A1
94,439	4.87%, 08/25/2051	93,382
	Series 2021-NPL5 Class A1
159,899	4.87%, 08/25/2051	158,021
	Series 2021-NPL6 Class A1
494,632	4.92%, 09/25/2051	489,735
	Verus Securitization Trust(b)(j)
	Series 2022-4 Class A1
1,162,696	4.47%, 04/25/2067	1,152,874
	Series 2022-5 Class A1
906,513	3.80%, 04/25/2067	878,216
	Series 2022-6 Class A1
658,088	4.91%, 06/25/2067	655,584
	Series 2022-7 Class A1
1,294,090	5.15%, 07/25/2067	1,288,737
	Series 2023-8 Class A1
751,345	6.26%, 12/25/2068	762,800
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Visio Trust(b)
	Series 2019-2 Class A1
$ 157,093	2.72%, 11/25/2054(d)	$ 152,871
	Series 2020-1R Class A1
758,268	1.31%, 11/25/2055	720,965
	Series 2020-1R Class A2
88,189	1.57%, 11/25/2055	81,860
	Series 2022-1 Class A2
859,591	5.85%, 08/25/2057(j)	856,401
41,917	VOLT XCII LLC(b)(j) Series 2021-NPL1 Class A1 4.89%, 02/27/2051	41,613
140,934	VOLT XCIII LLC(b)(j) Series 2021-NPL2 Class A1 4.89%, 02/27/2051	140,197
131,240	VOLT XCIV LLC(b)(j) Series 2021-NPL3 Class A1 5.24%, 02/27/2051	131,333
81,172	VOLT XCVI LLC(b)(j) Series 2021-NPL5 Class A1 5.12%, 03/27/2051	80,841
232,579	VOLT XCVII LLC(b)(j) Series 2021-NPL6 Class A1 5.24%, 04/25/2051	231,637
	Wells Fargo Commercial Mortgage Trust(d)
	Series 2013-LC12 Class B
131,985	4.08%, 07/15/2046	121,429
	Series 2016-C36 Class B
135,000	3.67%, 11/15/2059	120,250
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
220,000	4.33%, 08/15/2046(d)	192,504
	Series 2014-C20 Class B
147,637	4.38%, 05/15/2047	131,399
	Series 2014-C24 Class AS
1,490,000	3.93%, 11/15/2047	1,447,821
	Series 2014-C24 Class B
70,000	4.20%, 11/15/2047(d)	67,685
		91,247,296
U.S. Government Agency — 2.39%
	Federal Home Loan Mortgage Corp
2,500,950	5.50%, 12/01/2052	2,533,737
2,015,779	5.50%, 01/01/2053	2,040,577
3,250,000	4.50%, 08/01/2053	3,198,507
5,295,497	5.00%, 12/01/2053	5,292,527

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 125,604	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA3 Class M1A 7.28%, 04/25/2042 1-mo. SOFR + 2.00%	$ 127,260
	Federal National Mortgage Association
1,554,297	5.00%, 10/01/2052	1,555,299
1,430,806	4.50%, 11/01/2052	1,407,146
1,026,201	5.00%, 11/01/2052	1,027,078
5,030,256	4.00%, 03/01/2053	4,830,459
1,285,223	5.50%, 07/01/2053	1,300,489
1,700,000	4.50%, 08/01/2053	1,672,182
		24,985,261
TOTAL MORTGAGE-BACKED SECURITIES — 11.12% (Cost $116,692,654)		$116,232,557
MUNICIPAL BONDS AND NOTES
1,105,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	938,066
TOTAL MUNICIPAL BONDS AND NOTES — 0.09% (Cost $1,101,085)		$938,066
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
5,000,000	5.00%, 08/31/2025(k)	5,041,797
36,680,000	4.63%, 02/28/2026	37,088,352
14,280,000	4.63%, 06/30/2026	14,499,778
9,910,000	4.38%, 07/31/2026	10,029,230
2,605,000	4.38%, 08/15/2026	2,637,563
5,035,000	3.75%, 08/31/2026	5,042,277
7,695,000	3.50%, 09/30/2026	7,673,658
1,005,000	2.75%, 05/31/2029	969,158
465,000	3.38%, 05/15/2033	452,085
30,000	3.88%, 08/15/2034	30,211
14,635,000	1.88%, 11/15/2051	9,117,148
13,000,000	4.25%, 02/15/2054	13,247,813
3,915,000	4.63%, 05/15/2054	4,246,551
TOTAL U.S. TREASURY BONDS AND NOTES — 10.54% (Cost $107,716,193)		$110,075,621
Shares		Fair Value
COMMON STOCK
Communications — 0.11%
95,643	Altice USA Inc Class A(l)	$ 235,282
90,560	Paramount Global Class B	961,747
		1,197,029
Consumer, Cyclical — 0.01%
650	NMG Parent LLC(l)	113,750
Consumer, Non-Cyclical — 0.13%
9,830	BioMarin Pharmaceutical Inc(l)	690,951
899	Elevance Health Inc	467,480
3,165	Endo Inc(l)	156,857
5,681	Lannett Co Inc(l)	6,309
662	Rising Tide Holdings Inc(l)	1,490
		1,323,087
Industrial — 0.10%
168,905	Cemex SAB de CV Sponsored ADR	1,030,320
TOTAL COMMON STOCK — 0.35% (Cost $5,396,882)		$3,664,186
CONVERTIBLE PREFERRED STOCK
Financial — 0.06%
745,000	Charles Schwab Corp Series H 4.00%	666,247
TOTAL CONVERTIBLE PREFERRED STOCK — 0.06% (Cost $665,531)		$666,247
PREFERRED STOCK
Financial — 0.01%
2,117	Apollo Global Management Inc	144,612
TOTAL PREFERRED STOCK — 0.01% (Cost $130,773)		$144,612

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
15,452,967	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(m), 4.88%(n)	$ 15,452,967
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.48% (Cost $15,452,967)		$15,452,967
TOTAL INVESTMENTS — 100.29% (Cost $1,039,549,468)		$1,047,791,063
OTHER ASSETS & LIABILITIES, NET — (0.29)%		$(3,060,209)
TOTAL NET ASSETS — 100.00%		$1,044,730,854
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2024.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of the security is on loan as of September 30, 2024.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in default.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2024. Maturity date disclosed represents final maturity date.
(k)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(l)	Non-income producing security.
(m)	Collateral received for securities on loan.
(n)	Rate shown is the 7-day yield as of September 30, 2024.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of September 30, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
U.S. 10 Year Treasury Note Futures	228	USD	26,056	Dec 2024	$21,058
U.S. 2 Year Treasury Note Futures	169	USD	35,192	Dec 2024	67,872
U.S. 5 Year Treasury Note Futures	1,632	USD	179,326	Dec 2024	128,096
Short
U.S. 10 Year Ultra Treasury Note Futures	359	USD	42,469	Dec 2024	26,074
U.S. Long Bond Futures	183	USD	22,726	Dec 2024	91,090
U.S. Ultra Treasury Bond Futures	57	USD	7,586	Dec 2024	52,296
				Net Appreciation	$386,486
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
NOK	Norwegian Krone
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.06%
	AmeriCredit Automobile Receivables Trust
	Series 2021-1 Class D
$ 1,500,000	1.21%, 12/18/2026	$ 1,459,584
	Series 2023-2 Class C
550,000	6.00%, 07/18/2029	571,452
	Birch Grove Ltd(a)(b)
	Series 2021-2A Class A1R
400,000	6.55%, 10/19/2037 3-mo. SOFR + 1.40%	400,574
	Series 2024-8A Class A1
600,000	6.93%, 04/20/2037 3-mo. SOFR + 1.63%	604,350
760,966	BRAVO Residential Funding Trust(a)(b) Series 2021-HE2 Class A1 6.03%, 11/25/2069 1-mo. SOFR + 0.75%	758,097
982,393	Capital One Prime Auto Receivables Trust Series 2022-1 Class A3 3.17%, 04/15/2027	972,772
432,591	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	436,601
789,000	Chase Auto Owner Trust(a) Series 2024-1A Class A3 5.13%, 05/25/2029	803,096
975,000	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	956,553
2,147,000	Discover Card Execution Note Trust Series 2022-A3 Class A3 3.56%, 07/15/2027	2,131,586
1,058,145	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,036,345
500,000	Elevation Ltd(a)(b) Series 2021-13A Class A1 6.75%, 07/15/2034 3-mo. SOFR + 1.45%	500,341
	Elmwood Ltd(a)(b)
	Series 2019-3A Class A1R
650,000	6.70%, 07/18/2037 3-mo. SOFR + 1.38%	653,173
	Series 2024-3A Class A
800,000	6.80%, 04/18/2037 3-mo. SOFR + 1.52%	804,781
	Series 2024-9RA Class AR
500,000	6.50%, 10/21/2037 3-mo. SOFR + 1.38%	502,002
2,100,000	Ford Credit Auto Owner Trust Series 2024-A Class A3 5.09%, 12/15/2028	2,138,611
2,203,000	Golden Credit Card Trust(a) Series 2022-4A Class A 4.31%, 09/15/2027	2,199,315
Principal Amount		Fair Value
Non-Agency — (continued)
$ 500,000	GoldenTree Loan Management US Ltd(a)(b) Series 2021-9A Class AR 6.78%, 04/20/2037 3-mo. SOFR + 1.50%	$ 502,841
800,000	HalseyPoint Ltd(a)(b) Series 2021-4A Class A 6.76%, 04/20/2034 3-mo. SOFR + 1.48%	802,200
500,000	Magnetite XL Ltd(a)(b) Series 2024-40A Class A1 6.78%, 07/15/2037 3-mo. SOFR + 1.45%	501,497
500,000	Neuberger Berman XVII Ltd(a)(b) Series 2014-17A Class AR3 6.73%, 07/22/2038 3-mo. SOFR + 1.40%	501,448
1,150,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,099,770
900,000	Palmer Square Ltd(a)(b) Series 2021-3A Class B 7.21%, 01/15/2035 3-mo. SOFR + 1.91%	900,675
500,000	Sandstone Peak III Ltd(a)(b) Series 2024-1A Class A1 6.97%, 04/25/2037 3-mo. SOFR + 1.63%	502,000
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
420,763	1.35%, 07/15/2027	414,327
	Series 2021-3 Class D
874,008	1.33%, 09/15/2027	858,836
	Series 2021-4A Class D
2,000,000	1.67%, 10/15/2027	1,956,556
	Series 2023-3 Class B
550,000	5.61%, 07/17/2028	557,086
	Series 2023-4 Class B
550,000	5.77%, 12/15/2028	561,158
	Series 2023-4 Class C
300,000	6.04%, 12/15/2031	309,938
500,000	Signal Peak Ltd(a)(b) Series 2018-5A Class AIR 6.83%, 04/25/2037 3-mo. SOFR + 1.55%	502,077
500,000	Sound Point XXVI Ltd(a)(b) Series 2020-1A Class AR 6.71%, 07/20/2034 3-mo. SOFR + 1.43%	500,529
500,000	Sound Point XXXII Ltd(a)(b) Series 2021-4A Class A 6.70%, 10/25/2034 3-mo. SOFR + 1.41%	500,382
645,000	Venture Ltd(a)(b) Series 2021-44A Class A1N 6.74%, 10/20/2034 3-mo. SOFR + 1.46%	645,743

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Wise Ltd(a)(b)
	Series 2023-2A Class A
$ 500,000	7.10%, 01/15/2037 3-mo. SOFR + 1.80%	$ 502,805
	Series 2024-2A Class A
400,000	6.76%, 07/15/2037 3-mo. SOFR + 1.46%	400,744
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	482,690
TOTAL ASSET-BACKED SECURITIES — 7.06% (Cost $29,982,567)		$29,932,535
BANK LOANS
2,359,811	Vyaire Medical Inc(b)(c)(d) 12.31%, 04/16/2025 3-mo. SOFR + 7.72%	1,368,690
TOTAL BANK LOANS — 0.32% (Cost $2,389,661)		$1,368,690
CORPORATE BONDS AND NOTES
Basic Materials — 1.56%
	Celanese US Holdings LLC
675,000	1.40%, 08/05/2026	636,942
500,000	6.17%, 07/15/2027	518,103
595,000	6.33%, 07/15/2029	630,953
1,810,000	CF Industries Inc(a) 4.50%, 12/01/2026	1,808,877
1,075,000	Georgia-Pacific LLC(a) 1.75%, 09/30/2025	1,048,297
855,000	Glencore Funding LLC(a) 6.13%, 10/06/2028	905,909
1,090,000	International Flavors & Fragrances Inc(a) 1.23%, 10/01/2025	1,051,997
		6,601,078
Communications — 4.26%
2,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.15%, 11/10/2026	2,055,602
1,415,000	Cisco Systems Inc 4.85%, 02/26/2029	1,463,369
1,735,000	Juniper Networks Inc 1.20%, 12/10/2025	1,662,234
	Meta Platforms Inc
1,060,000	3.50%, 08/15/2027	1,051,329
1,020,000	4.60%, 05/15/2028	1,046,274
3,720,000	Netflix Inc(a) 5.38%, 11/15/2029	3,913,925
	Paramount Global
810,000	3.70%, 06/01/2028	768,561
225,000	4.20%, 06/01/2029	213,613
Principal Amount		Fair Value
Communications — (continued)
$ 1,405,000	Rogers Communications Inc 5.00%, 02/15/2029	$ 1,433,805
2,290,000	Sprint Capital Corp 6.88%, 11/15/2028	2,500,261
2,000,000	T-Mobile USA Inc 2.25%, 02/15/2026	1,944,533
		18,053,506
Consumer, Cyclical — 4.31%
1,070,000	Alimentation Couche-Tard Inc(a) 3.55%, 07/26/2027	1,047,224
2,250,000	DR Horton Inc 1.30%, 10/15/2026	2,128,568
3,000,000	Ford Motor Credit Co LLC 2.30%, 02/10/2025	2,966,426
2,000,000	General Motors Financial Co Inc 5.40%, 04/06/2026	2,024,181
1,325,000	Home Depot Inc 4.75%, 06/25/2029	1,365,694
1,500,000	Hyatt Hotels Corp 5.75%, 01/30/2027	1,536,724
	Hyundai Capital America(a)
1,745,000	5.30%, 01/08/2029(e)	1,792,675
431,000	5.35%, 03/19/2029	443,997
200,000	Sands China Ltd 3.80%, 01/08/2026	196,528
1,000,000	Tapestry Inc 7.05%, 11/27/2025	1,019,783
	Toll Brothers Finance Corp
97,000	4.35%, 02/15/2028	96,493
705,000	3.80%, 11/01/2029(e)	684,080
3,000,000	Warnermedia Holdings Inc 3.79%, 03/15/2025	2,980,896
		18,283,269
Consumer, Non-Cyclical — 7.33%
	AbbVie Inc
1,835,000	4.80%, 03/15/2027	1,870,584
1,840,000	4.80%, 03/15/2029	1,893,647
	Amgen Inc
685,000	5.25%, 03/02/2025	685,972
1,610,000	5.15%, 03/02/2028	1,657,834
1,120,000	Ashtead Capital Inc(a) 1.50%, 08/12/2026	1,058,222
1,000,000	Bacardi Ltd(a) 4.45%, 05/15/2025	995,544
1,090,000	Block Inc 2.75%, 06/01/2026	1,056,761
1,510,000	Bristol-Myers Squibb Co 4.90%, 02/22/2029	1,560,867
1,010,000	ERAC USA Finance LLC(a) 3.30%, 12/01/2026	990,922
	GE HealthCare Technologies Inc
685,000	5.65%, 11/15/2027	712,702
180,000	4.80%, 08/14/2029	183,393

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,365,000	Haleon US Capital LLC 3.38%, 03/24/2027	$ 1,340,835
	HCA Inc
2,000,000	3.13%, 03/15/2027	1,943,923
1,000,000	5.20%, 06/01/2028	1,026,124
	Icon Investments Six Designated Activity Co
275,000	5.81%, 05/08/2027	283,760
200,000	5.85%, 05/08/2029	210,203
350,000	Illumina Inc 4.65%, 09/09/2026	352,178
1,000,000	IQVIA Inc(e) 5.70%, 05/15/2028	1,038,447
1,395,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.00%, 02/02/2029	1,298,108
1,125,000	Kenvue Inc 5.05%, 03/22/2028	1,164,122
875,000	Kroger Co 4.70%, 08/15/2026	880,664
130,000	Mars Inc(a) 4.65%, 04/20/2031	131,134
1,000,000	Medtronic Global Holdings SCA 4.25%, 03/30/2028	1,008,437
	Pfizer Investment Enterprises Pte Ltd
2,000,000	4.45%, 05/19/2026	2,012,535
1,245,000	4.45%, 05/19/2028	1,263,468
1,352,000	Philip Morris International Inc 5.13%, 02/15/2030	1,402,561
1,000,000	Roche Holdings Inc(a) 5.27%, 11/13/2026	1,026,041
1,000,000	Royalty Pharma PLC 5.15%, 09/02/2029	1,025,691
1,000,000	UnitedHealth Group Inc 4.25%, 01/15/2029	1,008,614
		31,083,293
Energy — 3.30%
1,285,000	Boardwalk Pipelines LP 5.95%, 06/01/2026	1,308,348
3,000,000	Canadian Natural Resources Ltd 2.05%, 07/15/2025	2,935,328
1,830,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	1,804,977
760,000	Diamondback Energy Inc 5.15%, 01/30/2030	779,737
	Energy Transfer LP
2,000,000	6.05%, 12/01/2026	2,070,126
20,000	5.25%, 07/01/2029	20,599
100,000	EQT Corp(a) 3.13%, 05/15/2026	97,364
1,055,000	Occidental Petroleum Corp 5.20%, 08/01/2029	1,072,513
1,000,000	ONEOK Inc 5.55%, 11/01/2026	1,022,661
Principal Amount		Fair Value
Energy — (continued)
	Ovintiv Inc
$ 1,015,000	5.65%, 05/15/2025	$ 1,018,946
260,000	5.65%, 05/15/2028	268,211
	South Bow USA Infrastructure Holdings LLC(a)
500,000	4.91%, 09/01/2027	503,822
270,000	5.03%, 10/01/2029	270,705
794,000	Venture Global Calcasieu Pass LLC(a) 6.25%, 01/15/2030	832,319
		14,005,656
Financial — 30.60%
1,400,000	ABN AMRO Bank NV(a) 6.34%, 09/18/2027	1,449,298
865,000	AEGON Funding Co LLC(a)(e) 5.50%, 04/16/2027	884,093
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
2,500,000	1.75%, 10/29/2024	2,493,066
1,405,000	6.10%, 01/15/2027	1,454,820
500,000	AIB Group PLC(a) 7.58%, 10/14/2026	514,354
2,315,000	Air Lease Corp 4.63%, 10/01/2028	2,323,092
940,000	Aircastle Ltd(a) 6.50%, 07/18/2028	985,987
1,430,000	Ally Financial Inc 5.75%, 11/20/2025	1,436,178
	American Express Co
1,000,000	5.39%, 07/28/2027	1,019,977
1,020,000	5.10%, 02/16/2028	1,039,564
2,180,000	American Tower Corp REIT 2.75%, 01/15/2027	2,106,655
	Ares Capital Corp
1,435,000	2.15%, 07/15/2026	1,363,645
800,000	7.00%, 01/15/2027	832,728
2,260,000	Athene Global Funding(a) 1.73%, 10/02/2026	2,142,016
600,000	Aviation Capital Group LLC(a) 5.38%, 07/15/2029	612,911
1,200,000	Banco Bilbao Vizcaya Argentaria SA 5.38%, 03/13/2029	1,247,436
4,400,000	Banco Santander SA 1.72%, 09/14/2027	4,168,167
	Bank of America Corp
3,000,000	1.53%, 12/06/2025	2,978,909
7,055,000	6.20%, 11/10/2028	7,446,994
2,500,000	Bank of Nova Scotia 3.45%, 04/11/2025	2,483,002
1,680,000	Banque Federative du Credit Mutuel SA(a) 1.60%, 10/04/2026	1,593,271
1,000,000	Barclays PLC 3.65%, 03/16/2025	994,226
505,000	Blackstone Private Credit Fund 3.25%, 03/15/2027	481,277

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,060,000	BNP Paribas SA(a) 2.22%, 06/09/2026	$ 1,039,623
	BPCE SA(a)
360,000	4.50%, 03/15/2025	358,108
475,000	5.98%, 01/18/2027	482,116
430,000	CaixaBank SA(a) 5.67%, 03/15/2030	446,526
2,000,000	Canadian Imperial Bank of Commerce 5.93%, 10/02/2026	2,066,398
2,080,000	Capital One Financial Corp 4.20%, 10/29/2025	2,065,294
	Citigroup Inc
950,000	1.28%, 11/03/2025	946,319
2,500,000	5.87%, 06/09/2027(b) 1-day SOFR + 0.77%	2,499,761
1,355,000	CNO Global Funding(a) 1.75%, 10/07/2026	1,283,757
1,595,000	Corebridge Financial Inc 3.65%, 04/05/2027	1,569,080
630,000	Credit Agricole SA(a) 5.34%, 01/10/2030	648,283
1,275,000	Crown Castle Inc REIT(e) 4.90%, 09/01/2029	1,295,962
710,000	Danske Bank A/S(a) 1.55%, 09/10/2027	673,136
	Deutsche Bank AG
1,035,000	4.50%, 04/01/2025	1,030,725
1,765,000	2.13%, 11/24/2026	1,709,199
1,120,000	2.31%, 11/16/2027	1,065,525
3,420,000	EPR Properties REIT 4.50%, 04/01/2025	3,402,588
1,085,000	Equinix Inc REIT 1.00%, 09/15/2025	1,047,471
415,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	427,442
	Fifth Third Bancorp
990,000	6.34%, 07/27/2029(e)	1,052,298
15,000	4.90%, 09/06/2030	15,190
1,005,000	First-Citizens Bank & Trust Co 6.13%, 03/09/2028	1,050,871
2,500,000	Goldman Sachs Group Inc 5.80%, 08/10/2026	2,522,034
1,370,000	ING Groep NV 6.08%, 09/11/2027	1,412,125
1,265,000	Intercontinental Exchange Inc 4.00%, 09/15/2027	1,265,979
1,260,000	Intesa Sanpaolo SpA(a) 5.71%, 01/15/2026	1,269,776
890,000	Jefferies Financial Group Inc 5.15%, 09/15/2025	891,174
	JPMorgan Chase & Co
4,000,000	2.60%, 02/24/2026	3,960,577
2,000,000	5.04%, 01/23/2028	2,033,452
2,000,000	JPMorgan Chase Bank NA 5.11%, 12/08/2026	2,044,970
	Lloyds Banking Group PLC
1,680,000	5.46%, 01/05/2028(e)	1,717,643
739,000	5.72%, 06/05/2030	774,390
	LPL Holdings Inc
850,000	4.63%, 11/15/2027(a)	843,581
Principal Amount		Fair Value
Financial — (continued)
$ 390,000	6.75%, 11/17/2028	$ 419,405
1,240,000	MassMutual Global Funding II(a) 5.10%, 04/09/2027	1,272,505
3,000,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	2,924,787
	Morgan Stanley
2,000,000	1.16%, 10/21/2025	1,995,939
2,000,000	5.05%, 01/28/2027	2,018,673
4,220,000	3.95%, 04/23/2027	4,177,997
820,000	5.12%, 02/01/2029	840,698
1,000,000	Morgan Stanley Bank NA 4.95%, 01/14/2028	1,015,081
1,500,000	New York Life Global Funding(a) 4.70%, 04/02/2026	1,513,613
2,105,000	PNC Bank NA 4.05%, 07/26/2028	2,088,930
3,030,000	Royal Bank of Canada 5.20%, 08/01/2028	3,148,262
1,340,000	Santander Holdings USA Inc 2.49%, 01/06/2028	1,270,161
	Toronto-Dominion Bank
2,000,000	5.53%, 07/17/2026	2,051,301
2,000,000	1.25%, 09/10/2026	1,897,503
430,000	Truist Bank 4.63%, 09/17/2029	427,664
3,020,000	Truist Financial Corp 6.05%, 06/08/2027	3,098,948
3,400,000	UBS AG 7.50%, 02/15/2028	3,734,521
	VICI Properties LP / VICI Note Co Inc REIT(a)
845,000	4.50%, 09/01/2026	841,094
290,000	3.75%, 02/15/2027	282,842
1,250,000	VICI Properties LP REIT 4.38%, 05/15/2025	1,243,088
	Wells Fargo & Co
2,000,000	3.91%, 04/25/2026	1,987,325
1,500,000	2.19%, 04/30/2026	1,475,577
1,030,000	4.81%, 07/25/2028	1,042,029
2,000,000	Wells Fargo Bank NA 5.25%, 12/11/2026	2,050,110
		129,781,092
Industrial — 3.13%
1,015,000	BAE Systems PLC(a) 5.13%, 03/26/2029	1,044,365
	Berry Global Inc
1,458,000	1.65%, 01/15/2027	1,368,734
122,000	5.50%, 04/15/2028	125,011
	Boeing Co
3,855,000	2.75%, 02/01/2026	3,741,545
219,000	6.26%, 05/01/2027(a)	226,209
446,000	6.30%, 05/01/2029(a)	469,231
1,110,000	Graphic Packaging International LLC(a) 1.51%, 04/15/2026	1,050,072

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,365,000	Howmet Aerospace Inc 3.00%, 01/15/2029	$ 1,294,183
1,000,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.75%, 05/24/2026	1,018,116
	Republic Services Inc
1,705,000	0.88%, 11/15/2025	1,640,332
245,000	5.00%, 11/15/2029	253,760
1,020,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.30%, 04/03/2029	1,047,402
		13,278,960
Technology — 4.31%
370,000	Atlassian Corp 5.25%, 05/15/2029	382,397
1,775,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.88%, 01/15/2027	1,763,110
320,000	Broadcom Inc 5.05%, 07/12/2029	329,627
1,000,000	Fiserv Inc 5.45%, 03/02/2028	1,037,453
2,140,000	Gartner Inc(a) 4.50%, 07/01/2028	2,118,086
1,875,000	Hewlett Packard Enterprise Co 4.55%, 10/15/2029	1,870,185
1,115,000	Marvell Technology Inc 5.75%, 02/15/2029	1,169,831
1,050,000	Micron Technology Inc 4.19%, 02/15/2027	1,047,146
1,080,000	MSCI Inc(a) 4.00%, 11/15/2029	1,047,744
3,000,000	Oracle Corp 1.65%, 03/25/2026	2,883,761
1,000,000	Qorvo Inc 1.75%, 12/15/2024	992,059
1,265,000	ServiceNow Inc 1.40%, 09/01/2030	1,085,425
1,565,000	VMware LLC 1.40%, 08/15/2026	1,482,656
1,065,000	Workday Inc 3.50%, 04/01/2027	1,047,823
		18,257,303
Utilities — 4.21%
2,005,000	AES Corp 1.38%, 01/15/2026	1,924,062
420,000	Alexander Funding Trust II(a) 7.47%, 07/31/2028	453,794
1,750,000	American Electric Power Co Inc 1.00%, 11/01/2025	1,684,064
1,005,000	Constellation Energy Generation LLC 5.60%, 03/01/2028	1,048,913
1,510,000	Dominion Energy Inc 2.85%, 08/15/2026	1,469,987
Principal Amount		Fair Value
Utilities — (continued)
$ 2,170,000	Duke Energy Corp 3.15%, 08/15/2027	$ 2,108,292
995,000	Electricite de France SA(a) 5.70%, 05/23/2028	1,035,916
605,000	Eversource Energy 5.45%, 03/01/2028	627,230
1,495,000	FirstEnergy Corp 3.90%, 07/15/2027	1,479,471
670,000	NRG Energy Inc(a) 2.00%, 12/02/2025	646,441
	Pacific Gas & Electric Co
2,915,000	3.00%, 06/15/2028	2,770,844
265,000	6.10%, 01/15/2029	279,785
	Southern Co
1,660,000	3.25%, 07/01/2026	1,631,258
670,000	5.50%, 03/15/2029	702,784
		17,862,841
TOTAL CORPORATE BONDS AND NOTES — 63.01% (Cost $263,385,732)		$267,206,998
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.22%
	A&D Mortgage Trust(a)(f)
	Series 2023-NQM4 Class A1
1,959,000	7.47%, 09/25/2068	2,012,827
	Series 2023-NQM5 Class A1
2,772,495	7.05%, 11/25/2068	2,832,518
1,035,000	ACRES Commercial Realty Ltd(a)(b) Series 2021-FL1 Class AS 6.80%, 06/15/2036 1-mo. SOFR + 1.71%	1,016,161
	Angel Oak Mortgage Trust(a)
	Series 2021-3 Class A3
414,472	1.46%, 05/25/2066(g)	359,373
	Series 2024-9 Class A1
345,000	5.14%, 09/25/2069(f)	345,833
18,360,000	BBCMS Mortgage Trust(g) Series 2024-5C29 Class XA 1.60%, 09/15/2057	1,246,035
974,045	BDS Ltd(a)(b) Series 2021-FL10 Class A 6.48%, 12/16/2036 1-mo. SOFR + 1.46%	971,045
8,394,000	Benchmark Mortgage Trust(g) Series 2024-V10 Class XA 1.31%, 10/15/2029	463,726
9,095,000	BMO Mortgage Trust(g) Series 2024-5C6 Class XA 1.35%, 09/15/2057	513,998
697,000	Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AS 4.02%, 10/10/2047	696,001
3,108,879	COLT Mortgage Loan Trust(a)(f) Series 2024-INV2 Class A1 6.42%, 05/25/2069	3,181,365

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	COMM Mortgage Trust
	Series 2014-UBS3 Class AM
$ 531,000	4.01%, 06/10/2047	$ 498,810
	Series 2014-UBS5 Class AM
891,105	4.19%, 09/10/2047(g)	871,705
	Series 2015-CR23 Class AM
1,313,000	3.80%, 05/10/2048	1,292,985
2,076,119	GS Mortgage-Backed Securities Trust(a)(g) Series 2024-RPL2 Class A1 3.75%, 07/25/2061	2,029,280
273,801	HOMES Trust(a)(f) Series 2024-NQM1 Class A1 5.92%, 07/25/2069	277,152
159,984	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	159,149
362,348	JPMorgan Mortgage Trust(a)(f) Series 2024-VIS2 Class A1 5.85%, 11/25/2064	367,353
1,467,790	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class AS 4.07%, 10/15/2048	1,427,158
687,000	Morgan Stanley Capital I Trust Series 2018-L1 Class A3 4.14%, 10/15/2051	681,644
	Morgan Stanley Residential Mortgage Loan Trust(a)
	Series 2024-4 Class AF
500,000	6.69%, 09/25/2054(b) 1-mo. SOFR + 1.35%	500,019
	Series 2024-NQM1 Class A1
2,594,598	6.15%, 12/25/2068(f)	2,627,971
1,033,000	PFP Ltd(a)(b) Series 2022-9 Class AS 7.88%, 08/19/2035 1-mo. SOFR + 2.78%	1,037,590
237,720	Ready Capital Mortgage Financing LLC(a)(b) Series 2021-FL6 Class A 5.92%, 07/25/2036 1-mo. SOFR + 1.06%	236,179
513,000	SG Commercial Mortgage Securities Trust Series 2016-C5 Class A4 3.06%, 10/10/2048	493,917
	Station Place Securitization Trust Series(a)(b)
	Series 2024-10 Class A
1,000,000	5.76%, 10/27/2025 1-mo. SOFR + 0.90%	1,000,000
	Series 2024-2 Class A
1,430,000	6.18%, 06/22/2025 1-mo. SOFR + 0.90%	1,429,994
	Series 2024-INV5 Class A
1,450,000	5.76%, 08/04/2025 1-mo. SOFR + 0.90%	1,449,999
Principal Amount		Fair Value
Non-Agency — (continued)
	UBS Commercial Mortgage Trust
	Series 2017-C7 Class A4
$ 1,270,000	3.68%, 12/15/2050	$ 1,236,073
	Series 2019-C17 Class XA
10,678,072	1.58%, 10/15/2052(g)	605,260
	Verus Securitization Trust(a)(g)
	Series 2021-2 Class A3
493,153	1.55%, 02/25/2066	442,110
	Series 2023-INV3 Class A1
1,880,020	6.88%, 11/25/2068	1,925,985
614,000	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1 Class AS 3.41%, 05/15/2048	603,414
		34,832,629
U.S. Government Agency — 3.42%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
1,015,000	6.93%, 12/25/2041 1-mo. SOFR + 1.65%	1,022,265
	Series 2022-R01 Class 1M2
1,750,000	7.18%, 12/25/2041 1-mo. SOFR + 1.90%	1,770,964
	Series 2022-R02 Class 2M2
1,220,000	8.28%, 01/25/2042 1-mo. SOFR + 3.00%	1,251,891
	Series 2022-R03 Class 1M2
35,000	8.78%, 03/25/2042 1-mo. SOFR + 3.50%	36,788
	Series 2022-R04 Class 1M2
24,000	8.38%, 03/25/2042 1-mo. SOFR + 3.10%	25,003
	Series 2022-R08 Class 1M1
16,987	7.83%, 07/25/2042 1-mo. SOFR + 2.55%	17,437
	Series 2023-R01 Class 1M1
11,475	7.66%, 12/25/2042 1-mo. SOFR + 2.40%	11,786
	Series 2023-R02 Class 1M1
22,793	7.58%, 01/25/2043 1-mo. SOFR + 2.30%	23,253
	Series 2023-R06 Class 1M1
14,163	6.98%, 07/25/2043 1-mo. SOFR + 1.70%	14,215
	Series 2024-R02 Class 1M1
415,403	6.38%, 02/25/2044 1-mo. SOFR + 1.10%	415,562
	Series 2024-R03 Class 2M1
11,427	6.41%, 03/25/2044 1-mo. SOFR + 1.15%	11,431
	Series 2024-R04 Class 1M1
11,633	6.38%, 05/25/2044 1-mo. SOFR + 1.10%	11,633
	Series 2024-R06 Class 1A1
204,000	6.49%, 09/25/2044 1-mo. SOFR + 1.15%	204,000

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2024-R06 Class 1M1
$ 74,000	6.39%, 09/25/2044 1-mo. SOFR + 1.05%	$ 74,038
1,049,000	Federal Home Loan Mortgage Corp Multifamily Securities Trust(a)(g) Series 2015-K51 Class B 4.09%, 10/25/2048	1,037,500
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA3 Class M2
23,378	7.38%, 10/25/2033 1-mo. SOFR + 2.10%	23,926
	Series 2021-DNA5 Class M2
7,666	6.93%, 01/25/2034 1-mo. SOFR + 1.65%	7,704
	Series 2021-DNA6 Class M1
4,112	6.08%, 10/25/2041 1-mo. SOFR + 0.80%	4,107
	Series 2021-DNA6 Class M2
107,000	6.78%, 10/25/2041 1-mo. SOFR + 1.50%	107,585
	Series 2021-DNA7 Class M2
1,242,000	7.08%, 11/25/2041 1-mo. SOFR + 1.80%	1,254,895
	Series 2021-HQA4 Class M1
22,805	6.23%, 12/25/2041 1-mo. SOFR + 0.95%	22,734
	Series 2022-DNA1 Class M1B
21,000	7.13%, 01/25/2042 1-mo. SOFR + 1.85%	21,286
	Series 2022-DNA2 Class M1A
5,160	6.58%, 02/25/2042 1-mo. SOFR + 1.30%	5,170
	Series 2022-DNA3 Class M1B
17,000	8.18%, 04/25/2042 1-mo. SOFR + 2.90%	17,583
	Series 2022-DNA4 Class M1A
1,305,142	7.48%, 05/25/2042 1-mo. SOFR + 2.20%	1,326,287
	Series 2022-DNA5 Class M1A
2,642,308	8.23%, 06/25/2042 1-mo. SOFR + 2.95%	2,716,731
	Series 2022-HQA1 Class M1A
11,101	7.38%, 03/25/2042 1-mo. SOFR + 2.10%	11,178
	Series 2022-HQA2 Class M1A
6,469	7.93%, 07/25/2042 1-mo. SOFR + 2.65%	6,642
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2022-HQA3 Class M1A
$ 24,760	7.58%, 08/25/2042 1-mo. SOFR + 2.30%	$ 25,342
	Series 2023-DNA1 Class M1A
46,545	7.36%, 03/25/2043 1-mo. SOFR + 2.10%	47,127
	Series 2023-HQA3 Class M1
54,988	7.13%, 11/25/2043 1-mo. SOFR + 1.85%	55,416
	Federal National Mortgage Association
313,000	4.69%, 08/01/2028	319,729
732,000	5.28%, 12/01/2028	762,609
951,000	2.73%, 09/01/2029	896,201
948,940	Federal National Mortgage Association Connecticut Avenue Securities(b) Series 2017-C06 Class 1M2B 8.04%, 02/25/2030 1-mo. SOFR + 2.76%	955,761
		14,515,779
TOTAL MORTGAGE-BACKED SECURITIES — 11.64% (Cost $49,035,616)		$49,348,408
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,548,595	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(h), 4.88%(i)	1,548,595
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.37% (Cost $1,548,595)		$1,548,595
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 14.73%
2,330,000	Alexandria Real Estate 5.07%, 10/11/2024	2,326,765
2,140,000	Alimentation Couche-Tard Inc 5.43%, 10/02/2024	2,139,682
1,365,000	American Honda Finance Corp 5.30%, 12/12/2024	1,350,873
	Arrow Electronics Inc
1,570,000	5.25%, 10/03/2024	1,569,549
1,395,000	5.28%, 10/09/2024	1,393,387
3,810,000	Autonation Inc 5.27%, 10/01/2024	3,810,000
1,960,000	Aviation Capital Group 5.27%, 10/01/2024	1,960,000

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Commercial Paper — (continued)
	Bell Canada
$ 1,070,000	5.09%, 10/22/2024	$ 1,066,876
2,207,000	5.09%, 10/25/2024	2,199,631
1,240,000	5.09%, 10/29/2024	1,235,174
	Conagra Brands
3,265,000	5.17%, 10/01/2024	3,265,000
815,000	112.12%, 10/01/2024	815,000
	Crown Castle Inc
912,000	5.83%, 10/03/2024	911,709
1,240,000	5.34%, 10/23/2024	1,236,019
1,025,000	Dominion Resources Inc 5.12%, 10/22/2024	1,021,987
	Enbridge US Inc
1,840,000	5.06%, 10/07/2024	1,838,470
2,000,000	5.09%, 10/18/2024	1,995,270
2,225,000	Energy Transfer LP 5.02%, 10/01/2024	2,225,000
	FMC Corp
2,838,000	5.48%, 10/01/2024	2,838,000
925,000	6.12%, 10/02/2024	924,845
700,000	General Motors Finl Co Inc 5.30%, 12/10/2024	692,956
	Huntington Ingalls Inds Inc
2,050,000	5.42%, 10/01/2024	2,050,000
2,187,000	5.40%, 10/02/2024	2,186,677
1,295,000	Microchip Technology Inc 5.09%, 10/25/2024	1,290,677
	Mid America Apartments LP
2,030,000	5.06%, 10/04/2024	2,029,156
1,455,000	5.05%, 10/07/2024	1,453,793
1,342,000	Ovintiv Inc 5.54%, 10/21/2024	1,337,936
Principal Amount		Fair Value
Commercial Paper — (continued)
$ 2,010,000	Protective Life Corp 5.08%, 10/30/2024	$ 2,001,912
4,215,000	Targa Resources Corp 5.37%, 10/01/2024	4,215,000
	UDR Inc
2,070,000	4.99%, 10/03/2024	2,069,434
2,030,000	5.07%, 10/22/2024	2,024,094
	VW Credit Inc
1,375,000	5.09%, 10/21/2024	1,371,174
2,000,000	5.06%, 10/22/2024	1,994,193
1,645,000	WRKCo Inc 5.39%, 10/08/2024	1,643,300
		62,483,539
U.S. Treasury Bonds and Notes — 1.75%
7,500,000	U.S. Treasury Bills(j) 5.27%, 12/05/2024	7,429,256
TOTAL SHORT TERM INVESTMENTS — 16.48% (Cost $69,912,795)		$69,912,795
TOTAL INVESTMENTS — 98.88% (Cost $416,254,966)		$419,318,021
OTHER ASSETS & LIABILITIES, NET — 1.12%		$4,730,119
TOTAL NET ASSETS — 100.00%		$424,048,140

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2024.
(c)	Security in bankruptcy.
(d)	Security in default.
(e)	All or a portion of the security is on loan as of September 30, 2024.
(f)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2024. Maturity date disclosed represents final maturity date.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	Collateral received for securities on loan.
(i)	Rate shown is the 7-day yield as of September 30, 2024.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of September 30, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Termination Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.80%	Annual	1-day SOFR	Annual	USD	182,920	12/18/2026	$1,887,189	$1,904,784	$(17,594)
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Termination Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annual	3.60%	Annual	USD	57,765	12/18/2029	$(1,059,059)	$(1,355,685)	$296,625
							$828,130	$549,099	$279,031
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.89%
$ 850,000	American Credit Acceptance Receivables Trust(a) Series 2023-3 Class C 6.44%, 10/12/2029	$ 863,818
1,050,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	1,090,953
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 7.14%, 10/22/2034 3-mo. SOFR + 1.86%	2,603,512
2,650,000	Ares LXII Ltd(a)(b) Series 2021-62A Class B 7.20%, 01/25/2034 3-mo. SOFR + 1.91%	2,652,342
2,100,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class B 7.09%, 11/20/2034 3-mo. SOFR + 1.96%	2,103,293
2,000,000	Carlyle Global Market Strategies Ltd(a) Series 2021-1A Class A2 7.01%, 04/15/2034 3-mo. SOFR + 1.71%	2,002,210
1,000,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	992,412
679,786	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	686,087
1,220,000	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	1,196,918
1,058,145	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,036,345
1,400,000	DT Auto Owner Trust(a) Series 2023-3A Class B 6.07%, 03/15/2028	1,418,223
2,110,000	Exeter Automobile Receivables Trust Series 2021-3A Class D 1.55%, 06/15/2027	2,042,838
4,200,000	HPS Loan Management Ltd(a)(b) Series 15A-2019 Class A1R 6.60%, 01/22/2035 3-mo. SOFR + 1.32%	4,202,012
2,000,000	KKR Ltd(a)(b) Series 31A Class B 7.04%, 04/20/2034 3-mo. SOFR + 1.76%	2,001,126
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2 7.26%, 04/15/2034 3-mo. SOFR + 1.96%	1,969,874
	Santander Drive Auto Receivables Trust
	Series 2021-4A Class D
1,250,000	1.67%, 10/15/2027	1,222,847
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-5 Class C
$ 900,000	4.74%, 10/16/2028	$ 899,432
	Series 2023-3 Class B
1,150,000	5.61%, 07/17/2028	1,164,817
	Series 2023-4 Class B
1,050,000	5.77%, 12/15/2028	1,071,303
	Series 2023-4 Class C
600,000	6.04%, 12/15/2031	619,876
	Westlake Automobile Receivables Trust(a)
	Series 2022-1A Class D
3,300,000	3.49%, 03/15/2027	3,260,461
	Series 2022-2A Class D
750,000	1.23%, 12/15/2026	738,000
	Series 2023-3A Class B
660,000	5.92%, 09/15/2028	669,654
	Series 2023-3A Class C
400,000	6.02%, 09/15/2028	407,830
TOTAL ASSET-BACKED SECURITIES — 6.89% (Cost $36,928,910)		$36,916,183
FOREIGN GOVERNMENT BONDS AND NOTES
3,000,000	Israel Government International Bond 5.50%, 03/12/2034	3,006,945
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.56% (Cost $2,977,476)		$3,006,945
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.32%
680,000	Benchmark Mortgage Trust(c) Series 2018-B2 Class A5 3.88%, 02/15/2051	659,915
1,073,788	UBS Commercial Mortgage Trust Series 2018-C10 Class A3 4.05%, 05/15/2051	1,057,802
		1,717,717
U.S. Government Agency — 50.37%
	Federal Home Loan Mortgage Corp
96	9.50%, 04/01/2025	96
76,536	3.00%, 12/01/2026	75,472
90,266	2.50%, 01/01/2029	88,016
127,768	3.00%, 07/01/2029	125,485
1,800,000	4.30%, 01/01/2030	1,802,593
246,066	3.50%, 02/01/2032	242,123
2,161	7.50%, 03/01/2032	2,158
30,120	5.50%, 08/01/2033	30,780
21,649	5.50%, 01/01/2034	22,348
241,490	4.00%, 05/01/2034	240,958
49,400	5.50%, 10/01/2034	51,058

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 888,223	2.50%, 06/01/2035	$ 838,900
94,104	5.00%, 09/01/2035	96,620
109,466	5.00%, 12/01/2035	112,459
837,515	2.00%, 01/01/2036	770,141
9,391	5.00%, 01/01/2036	9,648
87,582	6.00%, 01/01/2036	92,408
40,058	6.00%, 03/01/2036	42,254
46,200	6.00%, 07/01/2036	48,747
556,158	3.00%, 09/01/2036	530,711
9,603	5.50%, 05/01/2038	9,892
14,445	6.00%, 05/01/2038	15,349
31,780	5.00%, 06/01/2038	32,775
228,354	4.50%, 02/01/2040	231,217
329,654	5.00%, 03/01/2040	339,984
2,025,955	2.00%, 01/01/2042	1,762,036
1,947,429	2.50%, 01/01/2042	1,742,400
190,443	3.50%, 06/01/2042	182,238
110,665	3.50%, 11/01/2042	105,782
539,011	4.00%, 05/01/2044	530,874
460,577	3.00%, 11/01/2046	423,049
917,606	3.00%, 12/01/2046	841,111
94,970	4.00%, 07/01/2050	92,728
1,385,550	2.50%, 11/01/2050	1,205,661
2,558,095	3.00%, 02/01/2051	2,335,509
1,657,655	2.00%, 03/01/2051	1,409,817
3,611,846	2.00%, 05/01/2051	3,004,631
2,404,297	3.00%, 07/01/2051	2,184,921
1,874,713	2.50%, 10/01/2051	1,643,143
2,623,791	2.50%, 02/01/2052	2,295,849
2,767,827	3.00%, 04/01/2052	2,510,093
2,915,998	3.50%, 05/01/2052	2,735,411
5,184,411	4.50%, 07/01/2052	5,135,407
3,077,244	3.50%, 08/01/2052	2,879,364
2,511,816	4.50%, 08/01/2052	2,496,657
2,513,120	4.50%, 09/01/2052	2,475,085
2,792,382	5.00%, 10/01/2052	2,818,103
1,049,533	5.00%, 01/01/2053	1,054,644
1,736,926	5.50%, 01/01/2053	1,785,838
5,266,716	5.50%, 02/01/2053	5,359,804
2,926,517	6.00%, 02/01/2053	3,036,379
2,892,563	5.50%, 05/01/2053	2,950,604
3,193,238	5.50%, 07/01/2053	3,265,092
1,393,255	5.50%, 08/01/2053	1,432,492
2,876,393	6.50%, 10/01/2053	2,993,219
1,086,985	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K095 Class A1 2.63%, 11/25/2028	1,056,883
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,559,633	3.50%, 09/15/2047	2,411,255
	Series 5238 Class BC
2,828,697	4.00%, 09/25/2049	2,770,273
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 90,207	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 5.58%, 07/25/2031 3-mo. SOFR + 0.23%	$ 89,210
	Federal National Mortgage Association
41,383	3.00%, 06/01/2027	40,699
280,926	3.00%, 08/01/2029	275,072
235,782	3.00%, 10/01/2030	230,044
14,541	7.00%, 02/01/2031	15,094
24,344	7.00%, 09/01/2031	25,418
43,800	6.50%, 12/01/2031	45,732
24,413	7.00%, 12/01/2031	25,342
51,519	6.50%, 01/01/2032	53,106
27,688	7.00%, 01/01/2032	28,742
18,435	6.50%, 02/01/2032	19,143
787,880	3.00%, 05/01/2032	762,420
72,342	6.00%, 03/01/2033	76,423
43,059	5.50%, 07/01/2033	44,287
93,517	5.00%, 09/01/2033	95,897
15,308	5.50%, 09/01/2033	15,873
2,168,913	4.00%, 02/01/2034	2,162,820
36,847	5.50%, 03/01/2034	37,998
985,550	3.00%, 06/01/2034	953,493
368,229	3.00%, 10/01/2034	356,249
1,043,955	3.00%, 11/01/2034	1,008,748
53,746	5.50%, 12/01/2034	55,559
84,182	5.50%, 02/01/2035	86,966
49,204	5.00%, 09/01/2035	50,455
113,211	5.00%, 10/01/2035	116,131
39,704	5.50%, 10/01/2035	41,141
61,015	6.00%, 01/01/2036	64,308
14,949	6.00%, 02/01/2036	15,756
18,601	6.00%, 03/01/2036	19,600
70,920	5.50%, 05/01/2036	73,482
2,284,321	2.00%, 02/01/2037	2,101,792
2,281,460	2.50%, 02/01/2037	2,140,859
2,151,462	2.00%, 03/01/2037	1,978,040
1,991,001	2.50%, 03/01/2037	1,870,606
1,163,500	2.50%, 04/01/2037	1,091,085
26,195	6.00%, 05/01/2037	27,610
39,181	5.00%, 07/01/2037	40,177
85,015	5.00%, 04/01/2039	87,579
209,624	4.50%, 05/01/2039	212,020
82,531	4.50%, 06/01/2039	83,474
68,591	4.50%, 08/01/2039	69,375
207,100	5.00%, 11/01/2039	213,354
116,947	5.00%, 12/01/2039	120,479
133,200	5.00%, 06/01/2040	137,224
518,712	4.50%, 08/01/2040	524,630
52,282	4.50%, 09/01/2040	52,881
159,853	5.00%, 09/01/2040	164,681
152,149	4.50%, 11/01/2040	153,890
103,971	5.00%, 01/01/2041	105,701
129,543	4.50%, 02/01/2041	131,026
26,069	4.00%, 03/01/2041	25,776
609,036	4.50%, 03/01/2041	616,005

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 166,941	4.00%, 09/01/2041	$ 165,066
215,995	4.50%, 10/01/2041	218,468
485,728	3.50%, 12/01/2041	464,988
698,159	4.00%, 12/01/2041	690,182
2,439,043	2.50%, 02/01/2042	2,190,792
386,604	4.00%, 07/01/2042	381,945
234,871	3.50%, 09/01/2042	222,281
254,203	3.50%, 10/01/2042	242,716
336,619	3.00%, 03/01/2043	312,170
2,939,124	5.00%, 05/01/2043	2,984,399
3,359,578	5.00%, 06/01/2043	3,411,330
250,535	3.00%, 07/01/2043	226,165
349,987	3.00%, 08/01/2043	324,585
228,432	3.00%, 09/01/2043	211,847
5,794,803	2.50%, 03/01/2047	5,038,340
3,727,644	3.50%, 07/01/2047	3,560,832
1,171,971	4.00%, 08/01/2047	1,138,501
508,360	3.50%, 03/01/2048	479,716
2,812,585	3.00%, 01/01/2049	2,599,165
407,420	3.00%, 12/01/2049	371,650
277,542	3.00%, 01/01/2050	253,601
1,181,630	2.50%, 08/01/2050	1,030,453
1,341,010	2.50%, 10/01/2050	1,169,498
3,313,608	2.00%, 11/01/2050	2,793,604
2,550,137	2.00%, 12/01/2050	2,170,471
3,041,572	2.00%, 01/01/2051	2,588,690
3,474,432	2.50%, 08/01/2051	3,026,280
1,995,676	2.50%, 10/01/2051	1,751,637
2,936,437	2.00%, 11/01/2051	2,475,491
4,908,796	2.50%, 01/01/2052	4,271,984
5,003,992	3.50%, 01/01/2052	4,690,370
8,429,928	2.50%, 02/01/2052	7,362,882
7,232,708	2.00%, 03/01/2052	6,088,945
2,668,129	2.50%, 03/01/2052	2,338,116
10,094,470	3.00%, 03/01/2052	9,178,165
2,175,355	3.50%, 04/01/2052	2,059,120
2,917,114	4.00%, 06/01/2052	2,829,053
2,942,058	4.00%, 07/01/2052	2,836,999
2,332,248	5.00%, 07/01/2052	2,346,603
3,107,328	4.00%, 08/01/2052	2,988,552
2,112,490	5.00%, 08/01/2052	2,114,895
2,915,560	4.50%, 09/01/2052	2,893,744
2,460,481	5.00%, 10/01/2052	2,479,954
3,125,419	4.50%, 11/01/2052	3,076,214
2,940,062	5.00%, 11/01/2052	2,974,040
3,004,316	6.00%, 11/01/2053	3,114,250
951,782	3.50%, 08/01/2056	879,265
1,035,204	3.00%, 02/01/2057	893,069
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
1,567,211	2.47%, 04/25/2026	1,526,233
	Series 2018-M2 Class A2
1,558,056	3.00%, 01/25/2028(c)	1,512,276
	Series 2018-M3 Class A2
3,277,654	3.17%, 02/25/2030(c)	3,140,982
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2023-M5 Class 2A2
$ 3,334,855	4.50%, 07/25/2028(c)	$ 3,375,163
	Government National Mortgage Association
204	7.50%, 10/20/2028	204
607	7.50%, 12/20/2028	620
2,644,199	2.50%, 03/20/2051	2,320,339
1,724,458	3.00%, 08/20/2051	1,573,466
6,294,064	2.50%, 11/20/2051	5,546,135
6,650,212	2.00%, 12/20/2051	5,639,189
6,052,776	3.50%, 02/20/2052	5,685,540
2,772,431	3.50%, 06/20/2052	2,604,212
3,023,573	4.00%, 07/20/2052	2,925,551
3,093,291	3.50%, 08/20/2052	2,905,599
3,028,383	4.50%, 08/20/2052	2,994,576
5,994,356	4.50%, 09/20/2052	5,927,115
2,834,282	5.00%, 09/20/2052	2,847,609
2,891,488	5.00%, 10/20/2052	2,912,438
6,584,026	5.00%, 05/20/2053	6,600,617
7,129,050	5.00%, 06/20/2053	7,174,315
1,000,000	Uniform Mortgage-Backed Security(d) 4.50%, TBA	983,027
	Vendee Mortgage Trust
	Series 1996-3 Class 1Z
122,964	6.75%, 09/15/2026	123,920
	Series 2002-1 Class 1A
149,028	6.00%, 10/15/2031	152,523
		269,994,748
TOTAL MORTGAGE-BACKED SECURITIES — 50.69% (Cost $280,798,623)		$271,712,465
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Banks Funding Corp
7,000,000	4.50%, 03/13/2026	7,071,345
9,000,000	4.75%, 05/02/2031	9,462,657
500,000	Federal Home Loan Bank 5.75%, 06/12/2026	516,298
3,500,000	Federal Home Loan Banks 1.75%, 01/19/2029	3,212,466
35,000,000	Resolution Funding Corp Principal Strip(e) 4.99%, 04/15/2030	28,249,753
5,000,000	Tennessee Valley Authority 0.75%, 05/15/2025	4,891,198
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 9.96% (Cost $52,100,475)		$53,403,717
U.S. TREASURY BONDS AND NOTES
8,820,856(f)	U.S. Treasury Inflation Indexed Bonds TIPS 1.88%, 07/15/2034	9,036,668

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
	United States Treasury Note/Bond
$ 5,000,000	1.88%, 07/31/2026	$ 4,841,016
6,540,000	3.88%, 11/30/2029	6,625,582
10,000,000	4.13%, 08/31/2030	10,261,719
54,200,000	3.88%, 08/15/2033	54,636,141
10,000,000	4.00%, 02/15/2034	10,171,875
17,000,000	4.00%, 11/15/2042	16,729,063
36,300,000	4.75%, 11/15/2043	39,157,207
2,080,000	4.63%, 05/15/2044	2,204,475
5,000,000	3.00%, 08/15/2048	4,054,883
6,000,000	2.88%, 05/15/2052	4,698,984
4,000,000	3.63%, 05/15/2053	3,640,156
TOTAL U.S. TREASURY BONDS AND NOTES — 30.98% (Cost $160,536,012)		$166,057,769
TOTAL INVESTMENTS — 99.08% (Cost $533,341,496)		$531,097,079
OTHER ASSETS & LIABILITIES, NET — 0.92%		$4,950,763
TOTAL NET ASSETS — 100.00%		$536,047,842
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2024.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(f)	Principal amount of the security is adjusted for inflation.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
As of September 30, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Short
U.S. 10 Year Treasury Note Futures	49	USD	5,600	Dec 2024	$21,500
				Net Appreciation	$21,500
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are

September 30, 2024

reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

September 30, 2024

U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Exchange Traded Funds	Exchange traded close price.
Purchased and Written Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Purchased Swaptions	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades, and swap curves
Total Return Swaps	Real time, intra-day updates on equity stock or index levels, projected dividend curves, interest rate curves, and equity volatility surfaces and correlations
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2024, the inputs used to value the Empower High Yield Bond Fund and the Empower Multi-Sector Bond Fund investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 2 inputs,except for Futures contracts, which were valued using Level 1 inputs.
Empower High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$39,947,827	$—	$39,947,827
Corporate Bonds and Notes	—	424,016,216	23	424,016,239
Convertible Bonds	—	112,209,267	—	112,209,267
Common Stock	2,733,297	—	56,481	2,789,778
Convertible Preferred Stock
Basic Materials	—	701,321	—	701,321
Financial	3,404,029	—	—	3,404,029

September 30, 2024

	Level 1	Level 2	Level 3	Total
Industrial	$—	$456,942	$—	$456,942
Technology	—	1,903,721	—	1,903,721
Utilities	—	3,041,252	—	3,041,252
	3,404,029	6,103,236	—	9,507,265
Preferred Stock	—	3,031,325	—	3,031,325
Government Money Market Mutual Funds	52,246,796	—	—	52,246,796
Total Assets	$58,384,122	$585,307,871	$56,504	$643,748,497
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(35,244)	—	(35,244)
Credit Default Swaps(a)	—	(52)	—	(52)
Total Liabilities	$0	$(35,296)	$—	$(35,296)
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Empower Multi-Sector Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$132,428,491	$—	$132,428,491
Bank Loans	—	77,215,872	—	77,215,872
Corporate Bonds and Notes	—	496,048,675	—	496,048,675
Convertible Bonds	—	10,234,269	—	10,234,269
Foreign Government Bonds and Notes	—	84,689,500	—	84,689,500
Mortgage-Backed Securities	—	116,232,557	—	116,232,557
Municipal Bonds and Notes	—	938,066	—	938,066
U.S. Treasury Bonds and Notes	—	110,075,621	—	110,075,621
Common Stock
Communications	1,197,029	—	—	1,197,029
Consumer, Cyclical	—	113,750	—	113,750
Consumer, Non-cyclical	1,164,740	158,347	—	1,323,087
Industrial	1,030,320	—	—	1,030,320
	3,392,089	272,097	—	3,664,186
Convertible Preferred Stock	—	666,247	—	666,247
Preferred Stock	—	144,612	—	144,612
Government Money Market Mutual Funds	15,452,967	—	—	15,452,967
Total investments, at fair value:	18,845,056	1,028,946,007	0	1,047,791,063
Other Financial Investments:
Futures Contracts(a)	—	386,486	—	386,486
Total Assets	$18,845,056	$1,029,332,493	$0	$1,048,177,549
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

September 30, 2024

Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount.
Options and Swaptions
A Fund may buy and sell put and call options, or write put and call options in order to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, a Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, a Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an OTC transaction or may be executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as a Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, a Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that a Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written.
Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written.
Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts ("forward contracts") primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

September 30, 2024

Credit Default Swaps
A Fund may enter into credit default swap contracts in order to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the OTC market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the SOFR, prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the OTC market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate.  Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.
Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps).
Total Return Swap
A Fund may enter into total return swaps in order to gain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market with another security or market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return of an underlying instrument, or basket of underlying instruments, in exchange for interest payments.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. A Fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap

September 30, 2024

contracts by having a master netting arrangement between a Fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Bond Fund
Futures Contracts:
Average long contracts	548
Average short contracts	188
Average notional long	$75,922,129
Average notional short	$25,714,588
Forward Currency Exchange Contracts:
Average notional amount	$1,551,788
Centrally Cleared Interest Rate Swaps:
Average notional amount	$3,198,960,121
Centrally Cleared Credit Default Swaps:
Average notional amount	$4,851,672
Empower Global Bond Fund
Futures Contracts:
Average long contracts	1,175
Average short contracts	1,318
Average notional long	$213,683,898
Average notional short	$7,959,121,472
Forward Currency Exchange Contracts:
Average notional amount	$427,316,374
Purchased Options:
Average market value	$22,950,975
Purchased Swaptions:
Average market value	$61,790,000
Written Options:
Average market value	$(43,299,000)
Written Swaptions:
Average market value	$(130,195,000)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$7,903,196,641
OTC Interest Rate Swaps:
Average notional amount	$27,653,224
Centrally Cleared Inflation Swaps:
Average notional amount	$30,205,100
Centrally Cleared Credit Default Swaps:
Average notional amount	$123,813,930
OTC Credit Default Swaps:
Average notional amount	$5,499,000
Centrally Cleared Total Return Swaps:
Average notional amount	$1,136,032
OTC Total Return Swaps:
Average notional amount	$(11,424,113)
Empower High Yield Bond Fund
Forward Currency Exchange Contracts:

September 30, 2024

Empower High Yield Bond Fund
Average notional amount	$6,506,634
Centrally Cleared Credit Default Swaps:
Average notional amount	$9,807,107
Empower Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	1,399
Average short contracts	383
Average notional long	$183,292,970
Average notional short	$46,922,312
Centrally Cleared Interest Rate Swaps:
Average notional amount	$194,319,660
Centrally Cleared Inflation Swaps:
Average notional amount	$199,896,751
Empower Multi-Sector Bond Fund
Futures Contracts:
Average long contracts	1,769
Average short contracts	967
Average notional long	$222,453,171
Average notional short	$110,615,823
Empower Short Duration Bond Fund
Futures Contracts:
Average long contracts	44
Average notional long	$6,814,323
Centrally Cleared Interest Rate Swaps:
Average notional amount	$180,106,100
Empower U.S. Government Securities Fund
Futures Contracts:
Average long contracts	135
Average short contracts	7
Average notional long	$15,590,445
Average notional short	$775,527

September 30, 2024